                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                               File No. 33-63238
                                                               File No. 811-7742


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

     Pre-Effective Amendment No.                                             / /

     Post-Effective Amendment No.   23                                       /X/

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/

     Amendment No.   24


                              VOYAGEUR MUTUAL FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

              1818 Market Street, Philadelphia, Pennsylvania       19103
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices)          (Zip Code)

Registrant's Telephone Number, including Area Code:               (215) 255-1244
                                                                  --------------

    Richard J. Flannery, Esquire, 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                            November 1, 1999
                                                                ----------------

It is proposed that this filing will become effective:

                          immediately upon filing pursuant to paragraph (b)
              --------
                          on (date) pursuant to paragraph (b)
              --------
                          60 days after filing pursuant to paragraph (a)(1)
              --------
                          on (date) pursuant to paragraph (a)(1)
              --------
                          75 days after filing pursuant to paragraph (a)(2)
              --------
                  X       on November 1, 1999 pursuant to paragraph (a)(2) of
              --------    Rule 485


If appropriate:
                          this post-effective amendment designates a new
              --------
              effective date for a previously filed post-effective amendment

Pursuant to Rule 414 under the Securities Act of 1933, Voyageur Mutual Funds, as successor issuer of Voyageur Mutual Funds, Inc., is filing this amendment to the registration statement of Voyageur Mutual Funds, Inc. and expressly adopts the registration statement of Voyageur Mutual Funds, Inc. as its own for all purposes of the Securities Act of 1933 and the Investment Company Act of 1940.

                             --- C O N T E N T S ---


               This Post-Effective Amendment No. 23 to Registration File No. 33-63238 includes the following:


                1.     Facing Page

                2.     Contents Page

                3.     Part A - Prospectus(1)

                4.     Part B - Statement of Additional Information(1)

                5.     Part C - Other Information(1)

                6.     Signatures

(1) This Post-Effective Amendment relates to all Series of shares of the Registrant, except that the shares of Delaware National High-Yield Municipal Bond Fund are described in a separate Prospectus and Statement of Additional Information. The Prospectus and Statement of Additional Information of Delaware National High- Yield Municipal Bond Fund are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 25 to the Registration Statement of Delaware Group Tax-Free Funds (File No. 2-86606) filed August 16, 1999. Shares of the other Series are described in a common Prospectus, Statement of Additional Information and Part C included herein.

       This Registration Statement contains one Prospectus and one Statement of Additional Information for six registrants (each of which offers its shares in one or more series). This Registration Statement contains one Part C for the Registrant. Separate Registration Statements, each of which incorporates by reference the common Prospectus and common Statement of Additional Information and includes its own Part C, also are being filed for each of the five other registrants.

                                    DELAWARE
                                   INVESTMENTS
                                   -----------
                              Philadelphia * London


                          Single-State Tax-Exempt Funds

                           Class A o Class B o Class C



                                   Prospectus
                                November 1, 1999

                         Tax-Exempt Current Income Funds

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of contents

Fund profiles .........................................................page
      Arizona Tax-Free Funds
      California Tax-Free Funds
      Colorado and New Mexico Tax-Free Funds Florida and New York Tax-Free Funds Minnesota Funds Missouri Insured and Oregon Insured Tax-Free Funds Iowa, Kansas and Wisconsin Tax- Free Funds Idaho, Montana and North Dakota Tax-Free Funds

How we manage the Funds ...............................................page
Our investment strategies
The securities we typically invest in
The risks of investing in the Funds

Who manages the Funds .................................................page
Investment manager
Portfolio managers
Fund administration (Who's who)

About your account ....................................................page
Investing in the Funds
      Choosing a share class
      How to reduce your sales charge How to buy shares How to redeem shares Account minimums Special services
Dividends, distributions and taxes

Certain management considerations .....................................page

Financial highlights ..................................................page

Arizona Tax-Free Funds

What are each Fund's goals?

Tax-Free Arizona Fund and Tax-Free Arizona Insured Fund seek as high a level of current income exempt from federal income tax and from the Arizona state personal income tax, as is consistent with preservation of capital. Although each Fund will strive to achieve this goal, there is no assurance that it will.

What are each Fund's main investment strategies?
Each Fund will invest primarily in municipal bonds and notes that are exempt from federal and Arizona state personal income taxes. Municipal securities are debt obligations issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general operating expenses. Each Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will attempt to adjust the average maturity of the bonds in the portfolio to provide a high level of tax-exempt income consistent with preservation of capital. Each Fund's income level will vary depending on current interest rates and the specific securities in the portfolio.

Tax-Free Arizona Insured Fund will invest primarily in municipal securities whose scheduled payments of interest and principal are fully insured. This insurance does not protect against changes in the value of the bonds in the portfolio or changes in the value of Fund shares.

What are the main risks of investing in each Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the securities held by the Funds. These Funds will be affected primarily by adverse changes in interest rates. When interest rates rise, the value of bonds in the portfolios will likely decline and this generally hurts securities with longer maturities more than those with shorter maturities. The Funds may also be affected by the ability of individual municipalities to pay interest and repay principal on the bonds they issue. That ability may be impacted by weak economic conditions in Arizona. Each Fund is a non-diversified investment company under the Investment Company Act of 1940 and may be subject to greater risk than if it were diversified. For a more complete discussion of risk, please turn to page x.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Funds is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss these Funds with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Funds
o Investors seeking monthly income, free from federal and Arizona state income taxes.
o    Investors with long-term financial goals.

Who should not invest in the Funds
o    Investors with very short-term financial goals.
o Investors who are unwilling to accept share prices that may fluctuate, especially over the short term.
o Investors who are concerned about the special risks associated with concentrating investments in a particular state or region of the country.

How have the Funds' performed?

This bar chart and table can help you evaluate the potential risks of investing in the Funds. We show calendar year returns for each Fund's Class A shares, as well as the average annual returns of all shares. A Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.


Year-by-year total return (Class A)  [bar chart]

--------------------------------------------------------------------------------
              Tax-Free Arizona Fund           Tax-Free Arizona Insured Fund
--------------------------------------------------------------------------------
1992                                          0.00%
--------------------------------------------------------------------------------
1993                                          0.00%
--------------------------------------------------------------------------------
1994                                          0.00%
--------------------------------------------------------------------------------
1995                                          0.00%
--------------------------------------------------------------------------------
1996          0.00%                           0.00%
--------------------------------------------------------------------------------
1997          0.00%                           0.00%
--------------------------------------------------------------------------------
1998          0.00%                           0.00%
--------------------------------------------------------------------------------

As of September 30, 1999, the Tax-Free Arizona Fund's Class A shares had a year-to-date return of 0.00%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 0.00% for the quarter ended _________ and its lowest quarterly return was 0.00% for the quarter ended ____________.

As of September 30, 1999, the Tax-Free Arizona Insured Fund's Class A shares had a year-to-date return of 0.00%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 0.00% for the quarter ended _________ and its lowest quarterly return was 0.00% for the quarter ended
____________.

The maximum Class A sales charge of 3.75%, which is normally assessed when you purchase shares, is not reflected in the year-by-year total returns above. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table on page __ do include the sales charge.

                                                                 Average Annual Returns for periods ending 12/31/98

------------------------------------------------------------------------------------------------------------------------------------
Class                              A                                 B                                 C
                                                                     (if redeemed)*                    (if redeemed)*
------------------------------------------------------------------------------------------------------------------------------------

                                   (inception 3/2/95)                (inception 6/29/95)               (inception 5/13/95)

------------------------------------------------------------------------------------------------------------------------------------
                                   1 year     5 years   Lifetime     1 year     5 years    Lifetime    1 year   5 years    Lifetime
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Arizona Fund

------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Municipal Bond Index
------------------------------------------------------------------------------------------------------------------------------------

                                   (inception 4/1/91)                (inception 3/10/95)               (inception 5/26/94)

------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Arizona Insured
Fund
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Insured
Municipal Bond Index
------------------------------------------------------------------------------------------------------------------------------------


The table above shows average annual returns compared to the performance of the Lehman Brothers Municipal Bond Index and the Lehman Brothers Insured Municipal Bond Index. You should remember that unlike the Funds, the indexes are unmanaged and don't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

* If redeemed at end of period shown. If shares were not redeemed, the returns for Tax-Free Arizona Fund's Class B would be 0.00% and 0.00% for the one-year and lifetime periods, respectively, and the returns for Tax-Free Arizona Insured Fund's Class B would be 0.00% and 0.00% for the one-year and lifetime periods, respectively. Returns for Tax-Free Arizona Fund's Class C would be 0.00% and 0.00% for the one-year and lifetime periods, respectively, and returns for Tax-Free Arizona Insured Fund's Class C would be 0.00% and 0.00% for the one-year and lifetime periods, respectively.

What are the Funds' fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Funds.

------------------------------------------------------------------------------------------------------------------------------------
CLASS                                                          A                   B                   C
------------------------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as a
percentage of offering price                                   3.75%               none                none

------------------------------------------------------------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load)
As a percentage of original purchase price or redemption       none(1)             4%(2)               1%(3)
price, whichever is lower
------------------------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested              none                none                none
dividends
------------------------------------------------------------------------------------------------------------------------------------
Redemption fees                                                none                none                none
------------------------------------------------------------------------------------------------------------------------------------

Annual fund operating expenses are deducted from a Fund's assets.

------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Arizona Fund                                                  Tax-Free Arizona Insured Fund
------------------------------------------------------------------------------------------------------------------------------------
Class                               A           B            C           Class                   A          B          C
------------------------------------------------------------------------------------------------------------------------------------
Management fees                   0.55%       0.55%        0.55%       Management fees          0.50%      0.50%      0.50%
------------------------------------------------------------------------------------------------------------------------------------
Distribution and service          0.25%       1.00%        1.00%       Distribution and         0.25%      1.00%      1.00%
(12b-1) fees                                                           service (12b-1) fees
------------------------------------------------------------------------------------------------------------------------------------
Other expenses                    0.00%       0.00%        0.00%       Other expenses           0.00%      0.00%      0.00%
------------------------------------------------------------------------------------------------------------------------------------
Total annual fund operating       0.00%       0.00%        0.00%       Total annual fund        0.00%      0.00%      0.00%
expenses                                                               operating expenses(5)
------------------------------------------------------------------------------------------------------------------------------------
Fee waivers and payments(4)       (0.00%)     (0.00%)      (0.00%)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                      0.75%       1.50%        1.50%
------------------------------------------------------------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.6 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

------------------------------------------------------------------------------------------------------------------------------------
Without Expense Limitation

------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Arizona Fund                                                    Tax-Free Arizona Insured Fund

------------------------------------------------------------------------------------------------------------------------------------
CLASS(7)        A        B        B            C          C              A           B           B             C          C
------------------------------------------------------------------------------------------------------------------------------------
                                  (if                     (if                                   (if                      (if
                                   redeemed)               redeemed)                             redeemed)                redeemed)
------------------------------------------------------------------------------------------------------------------------------------
1 year
------------------------------------------------------------------------------------------------------------------------------------
3 years
------------------------------------------------------------------------------------------------------------------------------------
5 years
------------------------------------------------------------------------------------------------------------------------------------
10 years
------------------------------------------------------------------------------------------------------------------------------------
With Expense Limitation(4)

------------------------------------------------------------------------
Tax-Free Arizona Fund

------------------------------------------------------------------------
CLASS(7)        A        B        B            C          C
------------------------------------------------------------------------
                                   (if                    (if redeemed)
                                  redeemed)
------------------------------------------------------------------------
1 year
------------------------------------------------------------------------
3 years
------------------------------------------------------------------------
5 years
------------------------------------------------------------------------
10 years
------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.

(2) If you redeem Class B shares during the first two years after you buy them, you will pay a contingent deferred sales charge of 4%, which declines to 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

(4) The investment manager has contracted to waive fees and pay expenses of Tax-Free Arizona Fund through June 30, 2000 in order to prevent total operating expenses (excluding any 12b-1 expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 0.50% of average daily net assets.

(5) The investment manager has agreed to waive fees and pay expenses of Tax-Free Arizona Insured Fund through December 31, 1999 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.70% of average daily net assets. The fees and expenses shown in the table above do not reflect this voluntary expense cap. The following table shows actual operating expenses which are based on the most recently completed fiscal year and reflect the manager's current fee waivers and payments.

--------------------------------------------------------------------------------
           Actual Fund operating expenses including voluntary expense caps

--------------------------------------------------------------------------------
CLASS                                               A           B           C
--------------------------------------------------------------------------------
Management fees                                   0.00%       0.00%        0.00%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees             0.25%       1.00%        1.00%
--------------------------------------------------------------------------------
Other expenses                                    0.00%       0.00%        0.00%
--------------------------------------------------------------------------------
Total operating expenses                          0.95%       1.70%        1.70%
--------------------------------------------------------------------------------

(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense cap for Tax-Free Arizona Insured Fund described in footnote 5.

(7) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

California Tax-Free Funds

What are each Fund's goals?

Tax-Free California Fund and Tax-Free California Insured Fund seek as high a level of current income exempt from federal income tax and from the California personal income tax, as is consistent with preservation of capital. Although each Fund will strive to achieve this goal, there is no assurance that it will.

What are each Fund's main investment strategies?
Each Fund will invest primarily in municipal bonds and notes that are exempt from federal and California personal income taxes. Municipal securities are debt obligations issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general operating expenses. Each Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will attempt to adjust the average maturity of the bonds in the portfolio to provide a high level of tax-exempt income consistent with preservation of capital. Each Fund's income level will vary depending on current interest rates and the specific securities in the portfolio.

Tax-Free California Insured Fund will invest primarily in municipal securities whose scheduled payments of interest and principal are fully insured. This insurance does not protect against changes in the value of the bonds in the portfolio or changes in the value of Fund shares.

What are the main risks of investing in each Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the securities held by the Funds. These Funds will be affected primarily by adverse changes in interest rates. When interest rates rise, the value of bonds in the portfolios will likely decline and this generally hurts securities with longer maturities more than those with shorter maturities. The Funds may also be affected by the ability of individual municipalities to pay interest and repay principal on the bonds they issue. That ability may be impacted by weak economic conditions in California. Both Funds are non-diversified investment companies under the Investment Company Act of 1940 and may be subject to greater risk than if they were diversified. For a more complete discussion of risk, please turn to page x.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Funds is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss these Funds with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Funds
o Investors seeking monthly income, free from federal and California personal income taxes.
o    Investors with long-term financial goals.

Who should not invest in the Funds
o    Investors with very short-term financial goals.
o Investors who are unwilling to accept share prices that may fluctuate, especially over the short term.
o Investors who are concerned about the special risks associated with concentrating investments in a particular state or region of the country.

How have the Funds' performed?

This bar chart and table can help you evaluate the potential risks of investing in the Funds. We show calendar year returns for each Fund's Class A shares, as well as the average annual returns of all shares. A Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.


Year-by-year total return (Class A)  [bar chart]

--------------------------------------------------------------------------------
              Tax-Free California Fund        Tax-Free California Insured Fund
--------------------------------------------------------------------------------
1993                                          0.00%
--------------------------------------------------------------------------------
1994                                          0.00%
--------------------------------------------------------------------------------
1995                                          0.00%
--------------------------------------------------------------------------------
1996          0.00%                           0.00%
--------------------------------------------------------------------------------
1997          0.00%                           0.00%
--------------------------------------------------------------------------------
1998          0.00%                           0.00%
--------------------------------------------------------------------------------

As of September 30, 1999, the Tax-Free California Fund's Class A shares had a year-to-date return of 0.00%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 0.00% for the quarter ended _________ and its lowest quarterly return was 0.00% for the quarter ended ____________.

As of September 30, 1999, the Tax-Free California Insured Fund's Class A shares had a year-to-date return of 0.00%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 0.00% for the quarter ended _________ and its lowest quarterly return was 0.00% for the quarter ended
____________.

The maximum Class A sales charge of 3.75%, which is normally assessed when you purchase shares, is not reflected in the year-by-year total returns above. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table on page __ do include the sales charge.


                                                                 Average Annual Returns for periods ending 12/31/98

------------------------------------------------------------------------------------------------------------------------------------
Class                              A                                 B                                 C
                                                                     (if redeemed)*                    (if redeemed)*
------------------------------------------------------------------------------------------------------------------------------------

                                   (inception 3/2/95)                (inception 8/23/95)               (inception 4/9/96)

------------------------------------------------------------------------------------------------------------------------------------
                                   1 year     5 years   Lifetime     1 year     5 years    Lifetime    1 year   5 years    Lifetime
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free California Fund

------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers  Municipal Bond
Index
------------------------------------------------------------------------------------------------------------------------------------

                                   (inception 10/15/92)              (inception 3/2/94)                (inception 4/12/95)

------------------------------------------------------------------------------------------------------------------------------------
Tax-Free California Insured
Fund
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers  Insured
Municipal Bond Index
------------------------------------------------------------------------------------------------------------------------------------

The table above shows average annual returns compared to the performance of the Lehman Brothers Municipal Bond Index and the Lehman Brothers Insured Municipal Bond Index. You should remember that unlike the Funds, the indexes are unmanaged and don't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

* If redeemed at end of period shown. If shares were not redeemed, the returns for Tax-Free California Fund's Class B would be 0.00% and 0.00% for the one-year and lifetime periods, respectively, and the returns for Tax-Free California Insured Fund's Class B would be 0.00% and 0.00% for the one-year and lifetime periods, respectively. Returns for Tax-Free California Fund's Class C would be 0.00% and 0.00% for the one-year and lifetime periods, respectively, and returns for Tax-Free California Insured Fund's Class C would be 0.00% and 0.00% for the one-year and lifetime periods, respectively.

What are the Funds' fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Funds.


------------------------------------------------------------------------------------------------------------------------------------
CLASS                                                          A                   B                   C
------------------------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as a
percentage of offering price                                   3.75%               none                none

------------------------------------------------------------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load)
As a percentage of original purchase price or redemption       none(1)             4%(2)               1%(3)
price, whichever is lower
------------------------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested              none                none                none
dividends
------------------------------------------------------------------------------------------------------------------------------------
Redemption fees                                                none                none                none
------------------------------------------------------------------------------------------------------------------------------------

Annual fund operating expenses are deducted from a Fund's assets.

--------------------------------------------------------------------------------------------------------
                                  Tax-Free California Fund             Tax-Free California Insured Fund
---------------------------------------------------------------------------------------------------------
Class                              A           B            C           A          B          C
---------------------------------------------------------------------------------------------------------
Management fees                   0.55%       0.55%        0.55%       0.50%      0.50%      0.50%
---------------------------------------------------------------------------------------------------------
Distribution and service          0.25%       1.00%        1.00%       0.25%      1.00%      1.00%
(12b-1) fees
---------------------------------------------------------------------------------------------------------
Other expenses                    0.00%       0.00%        0.00%       0.00%      0.00%      0.00%
---------------------------------------------------------------------------------------------------------
Total annual fund operating       0.00%       0.00%        0.00%       0.00%      0.00%      0.00%
expenses(4)
---------------------------------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(5) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

------------------------------------------------------------------------------------------------------------------------------------
Tax-Free California Fund                                                 Tax-Free California Insured Fund
------------------------------------------------------------------------------------------------------------------------------------
CLASS(6)         A       B       B           C         C             A          B          B            C         C
------------------------------------------------------------------------------------------------------------------------------------
                                (if redeemed)          (if redeemed)                       (if redeemed)          (if redeemed)
------------------------------------------------------------------------------------------------------------------------------------
1 year
------------------------------------------------------------------------------------------------------------------------------------
3 years
------------------------------------------------------------------------------------------------------------------------------------
5 years
------------------------------------------------------------------------------------------------------------------------------------
10 years
------------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.

(2) If you redeem Class B shares during the first two years after you buy them, you will pay a contingent deferred sales charge of 4%, which declines to 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

(4) The investment manager has agreed to waive fees and pay expenses of each Fund through December 31, 1999 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.25% of average daily net assets of Tax-Free California Fund and 0.75% of average daily net assets of Tax-Free California Insured Fund. The fees and expenses shown in the table above do not reflect this voluntary expense cap. The following table shows actual operating expenses which are based on the most recently completed fiscal year and reflect the manager's current fee waivers and payments.

------------------------------------------------------------------------------------------------------------------------
                            Actual Fund operating expenses including voluntary expense caps

------------------------------------------------------------------------------------------------------------------------
                                            Tax-Free California Fund              Tax-Free California Insured Fund
------------------------------------------------------------------------------------------------------------------------
CLASS                                 A            B             C            A           B           C
------------------------------------------------------------------------------------------------------------------------
Management fees                     0.00%        0.00%         0.00%        0.00%       0.00%       0.00%
------------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1)    0.25%        1.00%         1.00%        0.25%       1.00%       1.00%
fees
------------------------------------------------------------------------------------------------------------------------
Other expenses                      0.00%        0.00%         0.00%        0.00%       0.00%       0.00%
------------------------------------------------------------------------------------------------------------------------
Total operating expenses            0.50%        1.25%         1.25%        1.00%       1.75%       1.75%
------------------------------------------------------------------------------------------------------------------------

(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense caps described in footnote 4.

(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Colorado and New Mexico Tax-Free Funds

What are each Fund's goals?

Tax-Free Colorado Fund and Tax-Free New Mexico Fund seek as high a level of current income exempt from federal income tax and from personal income tax in their respective states, as is consistent with preservation of capital. Although each Fund will strive to achieve this goal, there is no assurance that it will.

What are each Fund's main investment strategies?
Each Fund will invest primarily in municipal bonds and notes that are exempt from federal income taxes and from personal income taxes of its respective state. Municipal securities are debt obligations issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general operating expenses. Each Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will attempt to adjust the average maturity of the bonds in the portfolio to provide a high level of tax-exempt income consistent with preservation of capital. Each Fund's income level will vary depending on current interest rates and the specific securities in the portfolio.


What are the main risks of investing in each Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the securities held by the Funds. These Funds will be affected primarily by adverse changes in interest rates. When interest rates rise, the value of bonds in the portfolios will likely decline and this generally hurts securities with longer maturities more than those with shorter maturities. The Funds may also be affected by the ability of individual municipalities to pay interest and repay principal on the bonds they issue. That ability may be impacted by weak economic conditions in the individual states represented in each Fund's portfolio. Both Funds are non-diversified investment companies under the Investment Company Act of 1940 and may be subject to greater risk than if they were diversified. For a more complete discussion of risk, please turn to page x.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Funds is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss these Funds with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Funds
o    Investors seeking monthly income, free from federal and state income taxes.
o    Investors with long-term financial goals.

Who should not invest in the Funds
o    Investors with very short-term financial goals.
o Investors who are unwilling to accept share prices that may fluctuate, especially over the short term.
o Investors who are concerned about the special risks associated with concentrating investments in a particular state or region of the country.

How have the Funds' performed?

This bar chart and table can help you evaluate the potential risks of investing in the Funds. We show calendar year returns for each Fund's Class A shares, as well as the average annual returns of all shares. A Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.


Year-by-year total return (Class A)  [bar chart]

--------------------------------------------------------------------------------
             Tax-Free Colorado Fund         Tax-Free New Mexico Fund
--------------------------------------------------------------------------------
1989         0.00%
--------------------------------------------------------------------------------
1990         0.00%
--------------------------------------------------------------------------------
1991         0.00%
--------------------------------------------------------------------------------
1992         0.00%
--------------------------------------------------------------------------------
1993         0.00%                          0.00%
--------------------------------------------------------------------------------
1994         0.00%                          0.00%
--------------------------------------------------------------------------------
1995         0.00%                          0.00%
--------------------------------------------------------------------------------
1996         0.00%                          0.00%
--------------------------------------------------------------------------------
1997         0.00%                          0.00%
--------------------------------------------------------------------------------
1998         0.00%                          0.00%
--------------------------------------------------------------------------------

As of September 30, 1999, the Tax-Free Colorado Fund's Class A shares had a year-to-date return of 0.00%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 0.00% for the quarter ended _________ and its lowest quarterly return was 0.00% for the quarter ended ____________.

As of September 30, 1999, the Tax-Free New Mexico Fund's Class A shares had a year-to-date return of 0.00%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 0.00% for the quarter ended _________ and its lowest quarterly return was 0.00% for the quarter ended ____________.

The maximum Class A sales charge of 3.75%, which is normally assessed when you purchase shares, is not reflected in the year-by-year total returns above. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table on page __ do include the sales charge.


                                                                 Average Annual Returns for periods ending 12/31/98

------------------------------------------------------------------------------------------------------------------------------------
Class                             A                                 B                                 C
                                                                    (if redeemed)*                    (if redeemed)*
------------------------------------------------------------------------------------------------------------------------------------

                                  (inception 4/23/87)               (inception 3/22/95)               (inception 5/6/94)

------------------------------------------------------------------------------------------------------------------------------------
                                  1 year    5 years  10 years     1 year     5 years    Lifetime    1 year   5 years    Lifetime
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Colorado Fund

------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers  Municipal
Bond Index
------------------------------------------------------------------------------------------------------------------------------------

                                  (inception 10/5/92)               (inception 3/3/94)                (inception 5/7/96)

------------------------------------------------------------------------------------------------------------------------------------
                                  1 year     5 years   Lifetime     1 year     5 years    Lifetime    1 year   5 years    Lifetime
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free New Mexico Fund

------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index
------------------------------------------------------------------------------------------------------------------------------------

The table above shows average annual returns compared to the performance of the Lehman Brothers Municipal Bond Index. You should remember that unlike the Funds, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

* If redeemed at end of period shown. If shares were not redeemed, the returns for Tax-Free Colorado Fund's Class B would be 0.00% and 0.00% for the one-year and lifetime periods, respectively, and the returns for Tax-Free New Mexico Fund's Class B would be 0.00% and 0.00% for the one-year and lifetime periods, respectively. Returns for Tax-Free Colorado Fund's Class C would be 0.00% and 0.00% for the one-year and lifetime periods, respectively, and returns for Tax-Free New Mexico Fund's Class C would be 0.00% and 0.00% for the one-year and lifetime periods, respectively.

What are the Funds' fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Funds.

----------------------------------------------------------------------------------------------------------------------------
CLASS                                                          A                   B                   C
----------------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as a
percentage of offering price                                   3.75%             none               none
----------------------------------------------------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load)
As a percentage of original purchase price or redemption      none(1)            4%(2)              1%(3)
price, whichever is lower
----------------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends   none               none               none
----------------------------------------------------------------------------------------------------------------------------
Redemption fees                                               none               none               none
----------------------------------------------------------------------------------------------------------------------------

Annual fund operating expenses are deducted from a Fund's assets.

---------------------------------------------------------------------------------------------------------
                                  Tax-Free Colorado Fund               Tax-Free New Mexico Fund
---------------------------------------------------------------------------------------------------------
Class                              A          B          C          A         B          C
---------------------------------------------------------------------------------------------------------
Management fees                  0.55%       0.55%      0.55%      0.55%     0.55%      0.55%
---------------------------------------------------------------------------------------------------------
Distribution and service         0.25%      1.00%       1.00%      0.25%     1.00%      1.00%
(12b-1) fees
---------------------------------------------------------------------------------------------------------
Other expenses                   0.00%      0.00%       0.00%      0.00%     0.00%      0.00%
---------------------------------------------------------------------------------------------------------
Total annual fund operating      0.00%      0.00%       0.00%      0.00%     0.00%      0.00%
expenses(4)
---------------------------------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(5) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Colorado Fund                                                   Tax-Free New Mexico Fund

------------------------------------------------------------------------------------------------------------------------------------
CLASS(6)          A        B        B            C          C              A           B           B             C          C
------------------------------------------------------------------------------------------------------ ---------- -------------
                                (if                  (if                      (if                      (if
                                redeemed)            redeemed)                redeemed)                redeemed)
------------------------------------------------------------------------------------------------------------------------------------
1 year
------------------------------------------------------------------------------------------------------------------------------------
3 years
------------------------------------------------------------------------------------------------------------------------------------
5 years
------------------------------------------------------------------------------------------------------------------------------------
10 years
------------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.

(2) If you redeem Class B shares during the first two years after you buy them, you will pay a contingent deferred sales charge of 4%, which declines to 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

(4) The investment manager has agreed to waive fees and pay expenses of each Fund through December 31, 1999 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.75% of average daily net assets. The fees and expenses shown in the table above do not reflect this voluntary expense cap. The following table shows actual operating expenses which are based on the most recently completed fiscal year and reflect the manager's current fee waivers and payments.

------------------------------------------------------------------------------------------------------------------------
                            Actual Fund operating expenses including voluntary expense caps

------------------------------------------------------------------------------------------------------------------------
                                             Tax-Free Colorado Fund                   Tax-Free New Mexico Fund
------------------------------------------------------------------------------------------------------------------------
CLASS                                 A            B             C            A           B           C
------------------------------------------------------------------------------------------------------------------------
Management fees                     0.00%        0.00%         0.00%        0.00%       0.00%       0.00%
------------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1)    0.25%        1.00%         1.00%        0.25%       1.00%       1.00%
fees
------------------------------------------------------------------------------------------------------------------------
Other expenses                      0.00%        0.00%         0.00%        0.00%       0.00%       0.00%
------------------------------------------------------------------------------------------------------------------------
Total operating expenses            1.00%        1.75%         1.75%        1.00%       1.75%       1.75%
------------------------------------------------------------------------------------------------------------------------


(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense caps described in footnote 4.

(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Florida and New York Tax-Free Funds

What are each Fund's goals?

Tax-Free Florida Fund, Tax-Free Florida Insured Fund and Tax-Free New York Fund seek as high a level of current income exempt from federal income tax and from personal income tax in their respective states, as is consistent with preservation of capital. Although each Fund will strive to achieve this goal, there is no assurance that it will.

What are each Fund's main investment strategies?
Each Fund will invest primarily in municipal bonds and notes that are exempt from federal income taxes and from personal income taxes of its respective state. Municipal securities are debt obligations issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general operating expenses. Each Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will attempt to adjust the average maturity of the bonds in the portfolio to provide a high level of tax-exempt income consistent with preservation of capital. Each Fund's income level will vary depending on current interest rates and the specific securities in the portfolio.

Both Florida Tax-Free Funds seek to select investments that enable their share to be exempt from the Florida intangible personal property tax. Tax-Free New York Fund seeks to select investments that enable its shares to be exempt from New York City personal income tax.

Tax-Free Florida Insured Fund will invest primarily in municipal securities whose scheduled payments of interest and principal are fully insured. This insurance does not protect against changes in the value of the bonds in the portfolio or changes in the value of Fund shares.

What are the main risks of investing in each Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the securities held by the Funds. These Funds will be affected primarily by adverse changes in interest rates. When interest rates rise, the value of bonds in the portfolios will likely decline and this generally hurts securities with longer maturities more than those with shorter maturities. The Funds may also be affected by the ability of individual municipalities to pay interest and repay principal on the bonds they issue. That ability may be impacted by weak economic conditions in the individual states represented in each Fund's portfolio. All three Funds are non-diversified investment companies under the Investment Company Act of 1940 and may be subject to greater risk than if they were diversified. For a more complete discussion of risk, please turn to page x.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Funds is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss these Funds with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Funds
o    Investors seeking monthly income, free from federal and state income taxes.
o    Investors with long-term financial goals.

Who should not invest in the Funds
o    Investors with very short-term financial goals.
o Investors who are unwilling to accept share prices that may fluctuate, especially over the short term.
o Investors who are concerned about the special risks associated with concentrating investments in a particular state or region of the country.

How have the Funds' performed?

This bar chart and table can help you evaluate the potential risks of investing in the Funds. We show calendar year returns for each Fund's Class A shares, as well as the average annual returns of all shares. A Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.


Year-by-year total return (Class A)  [bar chart]

-------------------------------------------------------------------------------------------------------------------------
              Tax-Free Florida Fund           Tax-Free Florida Insured               Tax-Free New York Fund
-------------------------------------------------------------------------------------------------------------------------
1989                                                                              0.00%
-------------------------------------------------------------------------------------------------------------------------
1990                                                                              0.00%
-------------------------------------------------------------------------------------------------------------------------
1991                                                                              0.00%
-------------------------------------------------------------------------------------------------------------------------
1992                                        0.00%                                 0.00%
-------------------------------------------------------------------------------------------------------------------------
1993                                        0.00%                                 0.00%
-------------------------------------------------------------------------------------------------------------------------
1994                                        0.00%                                 0.00%
-------------------------------------------------------------------------------------------------------------------------
1995                                        0.00%                                 0.00%
-------------------------------------------------------------------------------------------------------------------------
1996         0.00%                          0.00%                                 0.00%
-------------------------------------------------------------------------------------------------------------------------
1997         0.00%                          0.00%                                 0.00%
-------------------------------------------------------------------------------------------------------------------------
1998         0.00%                          0.00%                                 0.00%
-------------------------------------------------------------------------------------------------------------------------

As of September 30, 1999, the Tax-Free Florida Fund's Class A shares had a year-to-date return of 0.00%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 0.00% for the quarter ended _________ and its lowest quarterly return was 0.00% for the quarter ended ____________.

As of September 30, 1999, the Tax-Free Florida Insured Fund's Class A shares had a year-to-date return of 0.00%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 0.00% for the quarter ended _________ and its lowest quarterly return was 0.00% for the quarter ended
____________.

As of September 30, 1999, the Tax-Free New York Fund's Class A shares had a year-to-date return of 0.00%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 0.00% for the quarter ended _________ and its lowest quarterly return was 0.00% for the quarter ended ____________.

The maximum Class A sales charge of 3.75%, which is normally assessed when you purchase shares, is not reflected in the year-by-year total returns above. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table on page __ do include the sales charge.


                                                                 Average Annual Returns for periods ending 12/31/98

------------------------------------------------------------------------------------------------------------------------------------
Class                             A                                 B                                 C
                                                                    (if redeemed)*                    (if redeemed)*
------------------------------------------------------------------------------------------------------------------------------------

                                  (inception 3/2/95)                (inception 9/15/95)               (inception 4/22/95)

------------------------------------------------------------------------------------------------------------------------------------
                                  1 year    5 years   Lifetime     1 year     5 years    Lifetime    1 year   5 years    Lifetime
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Florida Fund
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Municipal Bond Index
------------------------------------------------------------------------------------------------------------------------------------

                                  (inception 1/1/92)                (inception 3/11/94)

------------------------------------------------------------------------------------------------------------------------------------
                                  1 year     5 years   Lifetime     1 year     5 years    Lifetime    1 year   5 years    Lifetime
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Florida Insured                                                                                 N/A      N/A        N/A
Fund

------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Insured                                                                                  N/A      N/A        N/A
Municipal Bond Index
------------------------------------------------------------------------------------------------------------------------------------

                                  (inception 11/6/87)               (inception 11/14/94)              (inception 4/26/95)

------------------------------------------------------------------------------------------------------------------------------------
                                  1 year     5 years   10 years     1 year     5 years    Lifetime    1 year   5 years    Lifetime
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free New York Fund

------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index
------------------------------------------------------------------------------------------------------------------------------------

The table above shows average annual returns compared to the performance of the Lehman Brothers Municipal Bond Index and the Lehman Brothers Insured Municipal Bond Index. You should remember that unlike the Funds, the indexes are unmanaged and don't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

* If redeemed at end of period shown. If shares were not redeemed, the returns for Tax-Free Florida Fund's Class B would be 0.00% and 0.00% for the one-year and lifetime periods, respectively, the returns for Tax-Free Florida Insured Fund's Class B would be 0.00% and 0.00% for the one-year and lifetime periods, respectively, and the returns for Tax-Free New York Fund's Class B would be 0.00% and 0.00% for the one-year and lifetime periods, respectively. Returns for Tax-Free Florida Fund's Class C would be 0.00% and 0.00% for the one-year and lifetime periods, respectively, and returns for Tax-Free New York Fund's Class C would be 0.00% and 0.00% for the one-year and lifetime periods, respectively.

What are the Funds' fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Funds.

----------------------------------------------------------------------------------------------------------------------------
CLASS                                                          A                 B                  C
----------------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as a
percentage of offering price                                  3.75%              none               none
----------------------------------------------------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load)
As a percentage of original purchase price or redemption      none(1)            4%(2)              1%(3)
price, whichever is lower
----------------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends   none               none               none
----------------------------------------------------------------------------------------------------------------------------
Redemption fees                                               none               none               none
----------------------------------------------------------------------------------------------------------------------------

Annual fund operating expenses are deducted from a Fund's assets.
------------------------------------------------------------------------------------------------------------
                            Tax-Free Florida Fund      Tax-Free Florida Insured  Tax-Free New York Fund
                                                       Fund
------------------------------------------------------------------------------------------------------------
Class                        A       B        C        A       B        C        A        B       C
------------------------------------------------------------------------------------------------------------
Management fees             0.55%    0.55%    0.55%    0.55%   0.55%    0.55%    0.55%    0.55%   0.55%
------------------------------------------------------------------------------------------------------------
Distribution and service    0.25%    0.25%    1.00%    1.00%   1.00%    1.00%    0.25%    1.00%   1.00%
(12b-1) fees
------------------------------------------------------------------------------------------------------------
Other expenses              0.00%    0.00%    0.00%    0.00%   0.00%    0.00%    0.00%    0.00%   0.00%
------------------------------------------------------------------------------------------------------------
Total annual fund           0.00%    0.00%    0.00%    0.00%   0.00%    0.00%    0.00%    0.00%   0.00%
operating expenses(4)
------------------------------------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(5) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

---------------------------------------------------------------------------------------------------------------
Tax-Free Florida Fund                                        Tax-Free Florida Insured Fund

---------------------------------------------------------------------------------------------------------------
CLASS(6)     A       B       B           C        C            A        B      B            C        C
---------------------------------------------------------------------------------------------------------------
                            (if                 (if                          (if                   (if
                           redeemed)            redeemed)                    redeemed)             redeemed)
---------------------------------------------------------------------------------------------------------------
1 year
---------------------------------------------------------------------------------------------------------------
3 years
---------------------------------------------------------------------------------------------------------------
5 years
---------------------------------------------------------------------------------------------------------------
10 years
---------------------------------------------------------------------------------------------------------------

Tax-Free New York Fund
------------------------------------------------------------
CLASS(6)   A       B       B           C        C
---------- ------- ------- ----------- -------- ------------
                            (if                 (if
                           redeemed)            redeemed)
-------------------------------------------------------
1 year
-------------------------------------------------------
3 years
-------------------------------------------------------
5 years
-------------------------------------------------------
10 years
-------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.

(2) If you redeem Class B shares during the first two years after you buy them, you will pay a contingent deferred sales charge of 4%, which declines to 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

(4) The investment manager has agreed to waive fees and pay expenses of each Fund through December 31, 1999 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses but including 12b-1 fees) from exceeding the amounts corresponding to Total Operating Expenses in the table below. The fees and expenses shown in the table above do not reflect this voluntary expense cap. The following table shows actual operating expenses which are based on the most recently completed fiscal year and reflect the manager's current fee waivers and payments.

------------------------------------------------------------------------------------------------------------------------
                            Actual Fund operating expenses including voluntary expense caps as a percentage of average daily net assets

------------------------------------------------------------------------------------------------------------------------
                               Tax-Free Florida Fund        Tax-Free Florida Insured Fund    Tax-Free New York Fund
------------------------------------------------------------------------------------------------------------------------
CLASS                         A          B          C          A         B        C         A         B          C
------------------------------------------------------------------------------------------------------------------------
Management fees             0.00%      0.00%      0.00%      0.00%     0.00%    0.00%     0.00%     0.00%      0.00%
------------------------------------------------------------------------------------------------------------------------
Distribution and service    0.25%      1.00%      1.00%      0.25%     1.00%    1.00%     0.25%     1.00%      1.00%
(12b-1) fees
------------------------------------------------------------------------------------------------------------------------
Other expenses              0.00%      0.00%      0.00%      0.00%     0.00%    0.00%     0.00%     0.00%      0.00%
------------------------------------------------------------------------------------------------------------------------
Total operating expenses    0.75%      1.50%      1.50%      0.90%     1.65%    1.65%     0.50%     1.25%      1.25%
------------------------------------------------------------------------------------------------------------------------


(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense cap for the Funds described in footnote 4.

(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Minnesota Tax-Exempt Funds

What are each Fund's goals?

Tax-Free Minnesota Fund and Minnesota Insured Fund seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, as is consistent with preservation of capital. Although each Fund will strive to achieve this goal, there is no assurance that it will.

Tax-Free Minnesota Intermediate Fund seeks to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and Minnesota state personal income tax, by maintaining a weighted average portfolio maturity of 10 years or less.

What are each Fund's main investment strategies?
Each Fund will invest primarily in municipal bonds and notes that are exempt from federal and Minnesota state income taxes. Municipal securities are debt obligations issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general operating expenses. Each Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will attempt to adjust the average maturity of the bonds in the portfolio to provide a high level of tax-exempt income consistent with preservation of capital. Each Fund's income level will vary depending on current interest rates and the specific securities in the portfolio.

Minnesota Insured Fund will invest primarily in municipal securities whose scheduled payments of interest and principal are fully insured. This insurance does not protect against changes in the value of the bonds in the portfolio or changes in the value of Fund shares.

What are the main risks of investing in each Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the securities held by the Fund. These Funds will be affected primarily by adverse changes in interest rates. When interest rates rise, the value of bonds in the portfolio will likely decline and this generally hurts securities with longer maturities more than those with shorter maturities.

The Funds may also be affected by the ability of individual municipalities to pay interest and repay principal on the bonds they issue. That ability may be impacted by weak economic conditions in Minnesota. Each Fund is a non-diversified investment company under the Investment Company Act of 1940 and may be subject to greater risk than if they were diversified.

Minnesota Insured Fund is permitted to invest up to 100% of its assets in securities that are subject to the federal alternative minimum tax. Income from these securities would be taxable to shareholders who are subject to that tax.

For a more complete discussion of risk, please turn to page x.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Funds is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss these Funds with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Funds
o Investors seeking monthly income, free from federal and Minnesota personal income taxes.
o  Investors with long-term financial goals.

Who should not invest in the Funds
o  Investors with very short-term financial goals.
o Investors who are unwilling to accept share prices that may flucutate, especially over the short term.
o Investors who are concerned about the special risks associated with concentrating investments in a particular state or region of the country.

What are the Fund's goals?

Minnesota High-Yield Municipal Bond Fund seeks as high a level of current income exempt from federal income tax and from Minnesota personal income tax, primarily through investment in medium- and lower-grade municipal obligations. Although the Fund will strive to achieve this goal, there is no assurance that it will. The Fund's investment objective is non-fundamental, that is, the Board of Trustees may change its objective.

What are the Fund's main investment strategies?
The Fund will invest primarily in municipal bonds and notes that are exempt from federal and Minnesota state personal income taxes. Municipal securities are debt obligations issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general operating expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will attempt to adjust the average maturity of the bonds in the portfolio to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio.

Minnesota High-Yield Municipal Bond Fund will invest primarily in lower rated municipal securities (junk bonds), which typically offer higher income potential and involve greater risk than higher quality securities.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the securities held by the Fund. This Fund will be affected primarily by adverse changes in interest rates. When interest rates rise, the value of bonds in the portfolio will likely decline and this generally hurts securities with longer maturities more than those with shorter maturities.

The Fund may also be affected by the ability of individual municipalities to pay interest and repay principal on the bonds they issue. That ability may be impacted by weak economic conditions in Minnesota. This risk is even greater for Minnesota High-Yield Municipal Bond Fund because the Fund will invest a larger portion of its assets in non-investment grade municipalities. Non-investment grade bonds are generally considered to be in a less secure financial situation and may be affected more by adverse economic conditions. The Fund is a non-diversified investment companies under the Investment Company Act of 1940 and may be subject to greater risk than if it were diversified.

Minnesota High-Yield Municipal Bond Fund is permitted to invest up to 100% of its assets in securities that are subject to the federal alternative minimum tax. Income from these securities would be taxable to shareholders who are subject to that tax.

For a more complete discussion of risk, please turn to page x.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Fund
o Investors seeking monthly income, free from federal and Minnesota personal income taxes.
o  Investors with long-term financial goals.

Who should not invest in the Fund
o  Investors with very short-term financial goals.
o Investors who are unwilling to accept share prices that may flucutate, especially over the short term.
o Investors who are concerned about the special risks associated with concentrating investments in a particular state or region of the country.

How have the Funds' performed?

This bar chart and table can help you evaluate the potential risks of investing in the Funds. We show calendar year returns for the Fund's Class A shares, as well as the average annual returns of all shares. A Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.


Year-by-year total return (Class A)  [bar chart]

------------- ---------------- --------------- --------------------- ---------------------
              Tax-Free         Minnesota       Tax-Free Minnesota    Minnesota
              Minnesota Fund   Insured Fund    Intermediate Fund     High-Yield
                                                                     Municipal Bond Fund
------------- ---------------- --------------- --------------------- ---------------------
1989          0.00%            0.00%           0.00%
------------- ---------------- --------------- --------------------- ---------------------
1990          0.00%            0.00%           0.00%
------------- ---------------- --------------- --------------------- ---------------------
1991          0.00%            0.00%           0.00%
------------- ---------------- --------------- --------------------- ---------------------
1992          0.00%            0.00%           0.00%
------------- ---------------- --------------- --------------------- ---------------------
1993          0.00%            0.00%           0.00%
------------- ---------------- --------------- --------------------- ---------------------
1994          0.00%            0.00%           0.00%
------------- ---------------- --------------- --------------------- ---------------------
1995          0.00%            0.00%           0.00%
------------- ---------------- --------------- --------------------- ---------------------
1996          0.00%            0.00%           0.00%
------------- ---------------- --------------- --------------------- ---------------------
1997          0.00%            0.00%           0.00%                 0.00%
------------- ---------------- --------------- --------------------- ---------------------
1998          0.00%            0.00%           0.00%                 0.00%
------------- ---------------- --------------- --------------------- ---------------------

As of September 30, 1999, the Tax-Free Minnesota Fund's Class A shares had a year-to-date return of 0.00%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 0.00% for the quarter ended _________ and its lowest quarterly return was 0.00% for the quarter ended ____________.

As of September 30, 1999, the Minnesota Insured Fund's Class A shares had a year-to-date return of 0.00%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 0.00% for the quarter ended _________ and its lowest quarterly return was 0.00% for the quarter ended ____________.

As of September 30, 1999, the Tax-Free Minnesota Intermediate Fund's Class A shares had a year-to-date return of 0.00%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 0.00% for the quarter ended _________ and its lowest quarterly return was 0.00% for the quarter ended
____________.

As of September 30, 1999, the Minnesota High-Yield Municipal Bond Fund's Class A shares had a year-to-date return of 0.00%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 0.00% for the quarter ended _________ and its lowest quarterly return was 0.00% for the quarter ended
____________.

The maximum Class A sales charge of 3.75% for Tax-Free Minnesota Fund, Minnesota Insured Fund, and Minnesota High-Yield Municipal Bond Fund, and 2.75% for Tax-Free Minnesota Intermediate Fund, which is normally assessed when you purchase shares, is not reflected in the year-by-year total returns above. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table on page __ do include the sales charge.


                                                                 Average Annual Returns for periods ending 12/31/98

---------------------------------- --------------------------------- --------------------------------- -----------------------------
Class                              A                                 B                                 C
                                                                     (if redeemed)*                    (if redeemed)**
---------------------------------- --------------------------------- --------------------------------- -----------------------------
                                   (inception 2/29/84)               (inception 3/11/95)               (inception 5/4/94)
---------------------------------- --------------------------------- --------------------------------- -----------------------------
                                   1 year     5 years   10 years     1 year     5 years    Lifetime    1 year   5 years    Lifetime
---------------------------------- ---------- --------- ------------ ---------- ---------- ----------- -------- ---------- ---------
Tax-Free Minnesota Fund
---------------------------------- ---------- --------- ------------ ---------- ---------- ----------- -------- ---------- ---------
Lehman Brothers
Municipal Bond Index
---------------------------------- --------------------------------- --------------------------------- -----------------------------

                                   (inception 5/1/87)                (inception 3/7/95)                (inception 5/4/94)

---------------------------------- ---------- --------- ------------ ---------- ---------- ----------- -------- ---------- ---------
                                   1 year     5 years   10 years     1 year     5 years    Lifetime    1 year   5 years    Lifetime
---------------------------------- ---------- --------- ------------ ---------- ---------- ----------- -------- ---------- ---------
Minnesota Insured Fund
---------------------------------- ---------- --------- ------------ ---------- ---------- ----------- -------- ---------- ---------
Lehman Brothers Insured
Municipal Bond Index
---------------------------------- --------------------------------- --------------------------------- -----------------------------
                                   (inception 10/27/85)              (inception 8/15/95)               (inception 5/4/94)
---------------------------------- ---------- --------- ------------ ---------- ---------- ----------- -------- ---------- ---------
                                   1 year     5 years   10 years     1 year     5 years    Lifetime    1 year   5 years    Lifetime
---------------------------------- ---------- --------- ------------ ---------- ---------- ----------- -------- ---------- ---------
Tax-Free Minnesota
Intermediate Fund
---------------------------------- ---------- --------- ------------ ---------- ---------- ----------- -------- ---------- ---------
Lehman Brothers Five-Year
Municipal Bond Index
---------------------------------- --------------------------------- --------------------------------- -----------------------------
                                   (inception 6/4/96)                (inception 6/12/96)               (inception 6/12/96)
---------------------------------- --------------------------------- --------------------------------- -----------------------------
                                   1 year     5 years   Lifetime     1 year     5 years    Lifetime    1 year   5 years    Lifetime
---------------------------------- ---------- --------- ------------ ---------- ---------- ----------- -------- ---------- ---------
Minnesota High-Yield
Municipal Bond Fund
---------------------------------- ---------- --------- ------------ ---------- ---------- ----------- -------- ---------- ---------
Lehman Brothers
Municipal Bond Index
---------------------------------- ---------- --------- ------------ ---------- ---------- ----------- -------- ---------- ---------

The table above shows average annual returns compared to the performance of certain indexes. You should remember that unlike the Funds, the indexes are unmanaged and don't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

* If redeemed at end of period shown. If shares were not redeemed, the returns for Tax-Free Minnesota Fund's Class B would be 0.00% and 0.00% for the one-year and lifetime periods, respectively, the returns for Minnesota Insured Fund's Class B would be 0.00% and 0.00% for the one-year and lifetime periods, respectively, the returns for Tax-Free Minnesota Intermediate Fund's Class B would be 0.00% and 0.00% for the one-year and lifetime periods, respectively, and the returns for Minnesota High-Yield Municipal Bond Fund's Class B would be 0.00% and 0.00% for the one-year and lifetime periods, respectively.

** If redeemed at end of period shown. If shares were not redeemed, the returns for Tax-Free Minnesota Fund's Class C would be 0.00% and 0.00% for the one-year and lifetime periods, respectively, the returns for Minnesota Insured Fund's Class C would be 0.00% and 0.00% for the one-year and lifetime periods, respectively, the returns for Tax-Free Minnesota Intermediate Fund's Class C would be 0.00% and 0.00% for the one-year and lifetime periods, respectively, and the returns for Minnesota High-Yield Municipal Bond Fund's Class C would be 0.00% and 0.00% for the one-year and lifetime periods, respectively.

What are the Funds' fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Funds.

------------------------------------------ ------------------------------------------------ ----------------------------------------
                                           Tax-Free Minnesota Fund
                                           Minnesota Insured Fund
                                           Minnesota High-Yield Municipal Bond Fund         Tax-Free Minnesota Intermediate Fund
------------------------------------------ ---------------- --------------- --------------- --------------- -------------- ---------
CLASS                                      A                B               C               A               B              C
------------------------------------------ ---------------- --------------- --------------- --------------- -------------- ---------
Maximum sales charge (load) imposed on
purchases as a percentage of offering      3.75%            none            none            2.75%           none           none
price
------------------------------------------ ---------------- --------------- --------------- --------------- -------------- ---------
Maximum contingent deferred sales
charge (load)                              none(1)          4%(2)           1%(3)           none(1)         2%(4)          1%(3)
As a percentage of original purchase
price or redemption price, whichever is
lower
------------------------------------------ ---------------- --------------- --------------- --------------- -------------- ---------
Maximum sales charge (load) imposed on     none             none            none            none            none           none
reinvested dividends
------------------------------------------ ---------------- --------------- --------------- --------------- -------------- ---------
Redemption fees                            none             none            none            none            none           none
------------------------------------------ ---------------- --------------- --------------- --------------- -------------- ---------

Annual fund operating expenses are deducted from a Fund's assets.

------------------------------------------------- ---------------------------- -------------------------- --------------------------
                       Tax-Free Minnesota Fund    Minnesota Insured Fund       Tax-Free Minnesota         Minnesota High-Yield
                                                                               Intermediate Fund          Municipal Bond Fund
------------------------------------------------- ---------------------------- -------------------------- --------------------------
Class                  A        B       C         A         B         C        A         B       C        A        B        C
---------------------- -------- ------- --------- --------- --------- -------- --------- ------- -------- -------- -------- --------
Management fees        0.55%    0.55%   0.55%     0.50%     0.50%     0.50%    0.50%     0.50%   0.50%    0.55%    0.55%    0.55%
---------------------- -------- ------- --------- --------- --------- -------- --------- ------- -------- -------- -------- --------
Distribution and       0.25%    1.00%   1.00%     0.25%     1.00%     1.00%    0.15%(6)  1.00%   1.00%    0.25%    1.00%    1.00%
service
(12b-1) fees
---------------------- -------- ------- --------- --------- --------- -------- --------- ------- -------- -------- -------- --------
Other expenses         0.00%    0.00%   0.00%     0.00%     0.00%     0.00%    0.00%     0.00%   0.00%    0.00%    0.00%    0.00%
---------------------- -------- ------- --------- --------- --------- -------- --------- ------- -------- -------- -------- --------
Total annual fund      0.00%    0.00%   0.00%     0.00%     0.00%     0.00%    0.00%     0.00%   0.00%    0.00%    0.00%    0.00%
operating expenses(5)
---------------------- -------- ------- --------- --------- --------- -------- --------- ------- -------- -------- -------- --------

This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(7) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

------------------------------------------------------------- --------------------------------------------------
Tax-Free Minnesota Fund(8)                                    Minnesota Insured Fund(8)
------------------------------------------------------------- --------------------------------------------------
CLASS       A       B       B           C        C            A        B      B            C        C
----------- ------- ------- ----------- -------- ------------ -------- ------ ------------ -------- ------------
                             (if                 (if                          (if                   (if
                            redeemed)            redeemed)                    redeemed)             redeemed)
----------- ------- ------- ----------- -------- ------------ -------- ------ ------------ -------- ------------
1 year
----------- ------- ------- ----------- -------- ------------ -------- ------ ------------ -------- ------------
3 years
----------- ------- ------- ----------- -------- ------------ -------- ------ ------------ -------- ------------
5 years
----------- ------- ------- ----------- -------- ------------ -------- ------ ------------ -------- ------------
10 years
------------------------------------------------------------- --------------------------------------------------
Tax-Free Minnesota Intermediate Fund(8)                       Minnesota High-Yield Municipal Bond Fund(9)
----------- ------- ------- ----------- -------- ------------ -------- ------ ------------ -------- ------------
CLASS       A       B       B           C        C            A        B      B            C        C
----------- ------- ------- ----------- -------- ------------ -------- ------ ------------ -------- ------------
                            (if                  (if                          (if                   (if
                            redeemed)            redeemed)                    redeemed)             redeemed)
----------- ------- ------- ----------- -------- ------------ -------- ------ ------------ -------- ------------
1 year
----------- ------- ------- ----------- -------- ------------ -------- ------ ------------ -------- ------------
3 years
----------- ------- ------- ----------- -------- ------------ -------- ------ ------------ -------- ------------
5 years
----------- ------- ------- ----------- -------- ------------ -------- ------ ------------ -------- ------------
10 years
----------- ------- ------- ----------- -------- ------------ -------- ------ ------------ -------- ------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.

(2) If you redeem Class B shares during the first two years after you buy them, you will pay a contingent deferred sales charge of 4%, which declines to 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

(4) If you redeem Class B shares during the first two years after you buy them, you will pay a contingent deferred sales charge of 2%, which declines to 1% during the third year, and 0% thereafter.

(5) The investment manager has agreed to waive fees and pay expenses of each Fund through December 31, 1999 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses but including 12b-1 fees) from exceeding the amounts corresponding to Total operating expenses in the table below. The fees and expenses shown in the table above do not reflect this voluntary expense cap. The following table shows actual operating expenses which are based on the most recently completed fiscal year and reflect the manager's current fee waivers and payments.

------------------------------------------------------------------------------------------------------------------------------------
                                   Actual Fund operating expenses including voluntary expense caps as a percentage of average daily net assets

------------------------------------------------------------------------------------------------------------------------------------
                     Tax-Free Minnesota Fund        Minnesota Insured Fund         Tax-Free Minnesota        Minnesota High-Yield
                                                                                    Intermediate Fund        Municipal Bond Fund
------------------ --------- --------- --------- --------- --------- --------- -------- --------- ------ --------- --------- -------
CLASS                 A         B         C         A         B         C         A        B         C      A         B         C
------------------ --------- --------- --------- --------- --------- --------- -------- --------- ------ --------- --------- -------
Management fees    0.00%     0.00%     0.00%     0.00%     0.00%     0.00%     0.00%    0.00%     0.00%  0.00%     0.00%     0.00%
------------------ --------- --------- --------- --------- --------- --------- -------- --------- ------ --------- --------- -------
Distribution and   0.25%     1.00%     1.00%     0.25%     1.00%     1.00%     0.15%    1.00%     1.00%  0.25%     1.00%     1.00%
service (12b-1)
fees
------------------ --------- --------- --------- --------- --------- --------- -------- --------- ------ --------- --------- -------
Other expenses     0.00%     0.00%     0.00%     0.00%     0.00%     0.00%     0.00%    0.00%     0.00%  0.00%     0.00%     0.00%
------------------ --------- --------- --------- --------- --------- --------- -------- --------- ------ --------- --------- -------
Total operating    1.00%     1.75%     1.75%     1.00%     1.75%     1.75%     1.00%    1.75%     1.75%  0.75%     1.50%     1.50%
expenses
------------------ --------- --------- --------- --------- --------- --------- -------- --------- ------ --------- --------- -------

(6) The 12b-1 Plan expenses for Tax-Free Minnesota Fund's Class A shares have been set at 0.15% of average daily net assets. The maximum fees payable under Class A's 12b-1 Plan are 0.25% of average daily net assets.

(7) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense cap for the Funds described in footnote 5.

(8) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

(9) The Class B example reflects the conversion of Class B shares to Class A shares after approximately five years. Information for years six through ten reflects expenses of the Class A shares.

Missouri Insured and Oregon Insured Tax-Free Funds

What are each Fund's goals?

Tax-Free Missouri Insured Fund and Tax-Free Oregon Insured Fund seek as high a level of current income exempt from federal income tax and from the personal income tax in their respective states, as is consistent with preservation of capital. Although each Fund will strive to achieve this goal, there is no assurance that it will.

What are each Fund's main investment strategies?
Each Fund will invest primarily in municipal bonds and notes that are exempt from federal income tax and from the state personal income tax in their respective states. Municipal securities are debt obligations issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general operating expenses. Each Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will attempt to adjust the average maturity of the bonds in the portfolio to provide a high level of tax-exempt income consistent with preservation of capital. Each Fund's income level will vary depending on current interest rates and the specific securities in the portfolio.

Each Fund will invest primarily in municipal securities whose scheduled payments of interest and principal are fully insured. This insurance does not protect against changes in the value of the bonds in the portfolio or changes in the value of Fund shares.

What are the main risks of investing in each Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the securities held by the Funds. These Funds will be affected primarily by adverse changes in interest rates. When interest rates rise, the value of bonds in the portfolios will likely decline and this generally hurts securities with longer maturities more than those with shorter maturities. The Funds may also be affected by the ability of individual municipalities to pay interest and repay principal on the bonds they issue. That ability may be impacted by weak economic conditions in the individual states represented in each Fund's portfolio. All three Funds are non-diversified investment companies under the Investment Company Act of 1940 and may be subject to greater risk than if they were diversified. For a more complete discussion of risk, please turn to page x.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Funds is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss these Funds with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Funds
o   Investors seeking monthly income, free from federal and state income taxes.
o   Investors with long-term financial goals.

Who should not invest in the Funds
o   Investors with very short-term financial goals.
o Investors who are unwilling to accept share prices that may fluctuate, especially over the short term.
o Investors who are concerned about the special risks associated with concentrating investments in a particular state or region of the country.

How have the Funds' performed?

This bar chart and table can help you evaluate the potential risks of investing in the Funds. We show calendar year returns for each Fund's Class A shares, as well as the average annual returns of all shares. A Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.


Year-by-year total return (Class A)  [bar chart]

------------- ------------------------------- ----------------------------------
              Tax-Free Missouri Insured       Tax-Free Oregon Insured Fund
              Fund
------------- ------------------------------- ----------------------------------
1993          0.00%
------------- ------------------------------- ----------------------------------
1994          0.00%                           0.00%
------------- ------------------------------- ----------------------------------
1995          0.00%                           0.00%
------------- ------------------------------- ----------------------------------
1996          0.00%                           0.00%
------------- ------------------------------- ----------------------------------
1997          0.00%                           0.00%
------------- ------------------------------- ----------------------------------
1998          0.00%                           0.00%
------------- ------------------------------- ----------------------------------

As of September 30, 1999, the Tax-Free Missouri Insured Fund's Class A shares had a year-to-date return of 0.00%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 0.00% for the quarter ended _________ and its lowest quarterly return was 0.00% for the quarter ended
____________.

As of September 30, 1999, the Tax-Free Oregon Insured Fund's Class A shares had a year-to-date return of 0.00%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 0.00% for the quarter ended _________ and its lowest quarterly return was 0.00% for the quarter ended
____________.

The maximum Class A sales charge of 3.75%, which is normally assessed when you purchase shares, is not reflected in the year-by-year total returns above. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table on page __ do include the sales charge.


                                                                 Average Annual Returns for periods ending 12/31/98

---------------------------------- --------------------------------- --------------------------------- -----------------------------
Class                              A                                 B                                 C
                                                                     (if redeemed)*                    (if redeemed)*
---------------------------------- --------------------------------- --------------------------------- -----------------------------

                                   (inception 11/2/92)               (inception 3/12/94)               (inception 11/11/95)

---------------------------------- ---------- --------- ------------ ---------- ---------- ----------- -------- ---------- ---------
                                   1 year     5 years   Lifetime     1 year     5 years    Lifetime    1 year   5 years    Lifetime
---------------------------------- ---------- --------- ------------ ---------- ---------- ----------- -------- ---------- ---------
Tax-Free Missouri Insured Fund
---------------------------------- ---------- --------- ------------ ---------- ---------- ----------- -------- ---------- ---------
Lehman Brothers  Insured
Municipal Bond Index
---------------------------------- --------------------------------- --------------------------------- -----------------------------

                                   (inception 8/1/93)                (inception 3/12/94)               (inception 7/7/95)

---------------------------------- ---------- --------- ------------ ---------- ---------- ----------- -------- ---------- ---------
Tax-Free Oregon Insured Fund
---------------------------------- ---------- --------- ------------ ---------- ---------- ----------- -------- ---------- ---------
Lehman Brothers  Insured
Municipal Bond Index
---------------------------------- ---------- --------- ------------ ---------- ---------- ----------- -------- ---------- ---------

The table above shows average annual returns compared to the performance of the Lehman Brothers Insured Municipal Bond Index. You should remember that unlike the Funds, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

* If redeemed at end of period shown. If shares were not redeemed, the returns for Tax-Free Missouri Insured Fund's Class B would be 0.00% and 0.00% for the one-year and lifetime periods, respectively, and the returns for Tax-Free Oregon Insured Fund's Class B would be 0.00% and 0.00% for the one-year and lifetime periods, respectively. Returns for Tax-Free Missouri Insured Fund's Class C would be 0.00% and 0.00% for the one-year and lifetime periods, respectively, and returns for Tax-Free Oregon Insured Fund's Class C would be 0.00% and 0.00% for the one-year and lifetime periods, respectively.

What are the Funds' fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Funds.

-------------------------------------------------------------- ------------------- ------------------- ------------------------
CLASS                                                          A                   B                   C
-------------------------------------------------------------- ------------------- ------------------- ------------------------
Maximum sales charge (load) imposed on purchases as a
percentage of offering price                                   3.75%               none                none
-------------------------------------------------------------- ------------------- ------------------- ------------------------
Maximum contingent deferred sales charge (load)
As a percentage of original purchase price or redemption       none(1)             4%(2)               1%(3)
price, whichever is lower
-------------------------------------------------------------- ------------------- ------------------- ------------------------
Maximum sales charge (load) imposed on reinvested dividends    none                none                none
-------------------------------------------------------------- ------------------- ------------------- ------------------------
Redemption fees                                                none                none                none
-------------------------------------------------------------- ------------------- ------------------- ------------------------


Annual fund operating expenses are deducted from a Fund's assets.

 ---------------------------------------------------------------------- ----------------------------------
                                   Tax-Free Missouri Insured  Fund      Tax-Free Oregon Insured Fund

 ---------------------------------------------------------------------- ----------------------------------
 Class                             A           B            C           A          B          C
 --------------------------------- ----------- ------------ ----------- ---------- ---------- ------------
 Management fees                   0.50%       0.50%        0.50%       0.50%      0.50%      0.50%
 --------------------------------- ----------- ------------ ----------- ---------- ---------- ------------
 Distribution and service          0.25%       1.00%        1.00%       0.25%      1.00%      1.00%
 (12b-1) fees
 --------------------------------- ----------- ------------ ----------- ---------- ---------- ------------
 Other expenses                    0.00%       0.00%        0.00%       0.00%      0.00%      0.00%
 --------------------------------- ----------- ------------ ----------- ---------- ---------- ------------
 Total annual fund operating       0.00%       0.00%        0.00%       0.00%(4)   0.00%(4)   0.00%(4)
 expenses
 --------------------------------- ----------- ------------ ----------- ---------- ---------- ------------

This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(5) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

------------------------------------------------------------------------ -----------------------------------------------------------
Tax-Free Missouri Insured Fund                                           Tax-Free Oregon Insured Fund

--------------- -------- -------- ------------ ---------- ------------- ---------- ---------- ------------- ---------- -------------
CLASS(6)        A        B        B            C          C             A          B          B             C          C
--------------- -------- -------- ------------ ---------- ------------- ---------- ---------- ------------- ---------- ----------
                                  (if redeemed)           (if redeemed)                       (if redeemed)            (if redeemed)
--------------- -------- -------- ------------ ---------- ------------- ---------- ---------- ------------- ---------- -------------
1 year
--------------- -------- -------- ------------ ---------- ------------- ---------- ---------- ------------- ---------- -------------
3 years
--------------- -------- -------- ------------ ---------- ------------- ---------- ---------- ------------- ---------- -------------
5 years
--------------- -------- -------- ------------ ---------- ------------- ---------- ---------- ------------- ---------- -------------
10 years
--------------- -------- -------- ------------ ---------- ------------- ---------- ---------- ------------- ---------- -------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.

(2) If you redeem Class B shares during the first two years after you buy them, you will pay a contingent deferred sales charge of 4%, which declines to 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

(4) The investment manager has agreed to waive fees and pay expenses of Tax-Free Oregon Insured Fund through December 31, 1999 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.60% of average daily net assets of the Fund. The fees and expenses shown in the table above do not reflect this voluntary expense cap. The following table shows actual operating expenses which are based on the most recently completed fiscal year and reflect the manager's current fee waivers and payments.

-------------------------------------------------------------------------------
       Actual Fund operating expenses including voluntary expense caps
-------------------------------------------------------------------------------
                                           Tax-Free Oregon Insured Fund
------------------------------------ ------------- -------------- -------------
CLASS                                     A              B             C
------------------------------------ ------------- -------------- -------------
Management fees                      0.00%         0.00%          0.00%
------------------------------------ ------------- -------------- -------------
Distribution and service (12b-1)     0.25%         1.00%          1.00%
fees
------------------------------------ ------------- -------------- -------------
Other expenses                       0.00%         0.00%          0.00%
------------------------------------ ------------- -------------- -------------
Total operating expenses             0.85%         1.60%          1.60%
------------------------------------ ------------- -------------- -------------


(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense cap for Tax-Free Oregon Insured Fund described in footnote 4.

(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Iowa, Kansas and Wisconsin Tax-Free Funds


What are each Fund's goals?

Tax-Free Iowa Fund, Tax-Free Kansas Fund and Tax-Free Wisconsin Fund seek as high a level of current income exempt from federal income tax and from personal income tax in their respective states, as is consistent with preservation of capital. Although each Fund will strive to achieve this goal, there is no assurance that it will.

What are each Fund's main investment strategies?
Each Fund will invest primarily in municipal bonds and notes that are exempt from federal income taxes and from personal income taxes of its respective state. Municipal securities are debt obligations issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general operating expenses. Each Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will attempt to adjust the average maturity of the bonds in the portfolio to provide a high level of tax-exempt income consistent with preservation of capital. Each Fund's income level will vary depending on current interest rates and the specific securities in the portfolio.


What are the main risks of investing in each Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the securities held by the Funds. These Funds will be affected primarily by adverse changes in interest rates. When interest rates rise, the value of bonds in the portfolios will likely decline. The Funds may also be affected by the ability of individual municipalities or projects to pay interest and repay principal on the bonds they issue. That ability may be impacted by weak economic conditions in the individual states represented in each Fund's portfolio. All three Funds are non-diversified investment companies under the Investment Company Act of 1940 and may be subject to greater risk than if they were diversified. For a more complete discussion of risk, please turn to page x.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Funds is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss these Funds with your financial adviser to determine whether it is an appropriate choice for you.


Who should invest in the Funds
o   Investors seeking monthly income, free from federal and state income taxes.
o   Investors with long-term financial goals.

Who should not invest in the Funds
o   Investors with very short-term financial goals.
o Investors who are unwilling to accept share prices that may fluctuate, especially over the short term.
o Investors who are concerned about the special risks associated with concentrating investments in a particular state or region of the country.

How have the Funds' performed?

This bar chart and table can help you evaluate the potential risks of investing in the Funds. We show calendar year returns for each Fund's Class A shares, as well as the average annual returns of all shares. A Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.


Year-by-year total return (Class A)  [bar chart]

------------- ------------------------------- -------------------------------------- ---------------------------------------
              Tax-Free Iowa Fund              Tax-Free Kansas Fund                   Tax-Free Wisconsin Fund
------------- ------------------------------- -------------------------------------- ---------------------------------------
1993                                          0.00%
------------- ------------------------------- -------------------------------------- ---------------------------------------
1994          0.00%                           0.00%                                  0.00%
------------- ------------------------------- -------------------------------------- ---------------------------------------
1995          0.00%                           0.00%                                  0.00%
------------- ------------------------------- -------------------------------------- ---------------------------------------
1996          0.00%                           0.00%                                  0.00%
------------- ------------------------------- -------------------------------------- ---------------------------------------
1997          0.00%                           0.00%                                  0.00%
------------- ------------------------------- -------------------------------------- ---------------------------------------
1998          0.00%                           0.00%                                  0.00%
------------- ------------------------------- -------------------------------------- ---------------------------------------

As of September 30, 1999, the Tax-Free Iowa Fund's Class A shares had a year-to-date return of 0.00%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 0.00% for the quarter ended _________ and its lowest quarterly return was 0.00% for the quarter ended ____________.

As of September 30, 1999, the Tax-Free Kansas Fund's Class A shares had a year-to-date return of 0.00%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 0.00% for the quarter ended _________ and its lowest quarterly return was 0.00% for the quarter ended ____________.

As of September 30, 1999, the Tax-Free Wisconsin Fund's Class A shares had a year-to-date return of 0.00%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 0.00% for the quarter ended _________ and its lowest quarterly return was 0.00% for the quarter ended ____________.

The maximum Class A sales charge of 3.75%, which is normally assessed when you purchase shares, is not reflected in the year-by-year total returns above. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table on page __ do include the sales charge.


                                                                 Average Annual Returns for periods ending 12/31/98

---------------------------------- --------------------------------- --------------------------------- -----------------------------
Class                              A                                 B                                 C
                                                                     (if redeemed)*                    (if redeemed)*
---------------------------------- --------------------------------- --------------------------------- -----------------------------

                                   (inception 9/1/93)                (inception 3/24/95)               (inception 1/4/95)

---------------------------------- --------------------------------- --------------------------------- -----------------------------
                                   1 year     5 years   Lifetime     1 year     5 years    Lifetime    1 year   5 years    Lifetime
---------------------------------- ---------- --------- ------------ ---------- ---------- ----------- -------- ---------- ---------
Tax-Free Iowa Fund
---------------------------------- ---------- --------- ------------ ---------- ---------- ----------- -------- ---------- ---------
Lehman Brothers
Municipal Bond Index
---------------------------------- --------------------------------- --------------------------------- -----------------------------

                                   (inception 11/30/92)              (inception 4/8/95)                (inception 4/12/95)

---------------------------------- --------------------------------- --------------------------------- -----------------------------
                                   1 year     5 years   Lifetime     1 year     5 years    Lifetime    1 year   5 years    Lifetime
---------------------------------- ---------- --------- ------------ ---------- ---------- ----------- -------- ---------- ---------
Tax-Free Kansas Fund

---------------------------------- ---------- --------- ------------ ---------- ---------- ----------- -------- ---------- ---------
Lehman Brothers
Municipal Bond Index
---------------------------------- --------------------------------- --------------------------------- -----------------------------

                                   (inception 9/1/93)                (inception 4/22/95)               (inception 3/28/95)

---------------------------------- --------------------------------- --------------------------------- -----------------------------
                                   1 year     5 years   10 years     1 year     5 years    Lifetime    1 year   5 years    Lifetime
---------------------------------- ---------- --------- ------------ ---------- ---------- ----------- -------- ---------- ---------
Tax-Free Wisconsin Fund

---------------------------------- ---------- --------- ------------ ---------- ---------- ----------- -------- ---------- ---------
Lehman Brothers
Municipal Bond Index
---------------------------------- ---------- --------- ------------ ---------- ---------- ----------- -------- ---------- ---------

The table above shows average annual returns compared to the performance of the Lehman Brothers Municipal Bond Index. You should remember that unlike the Funds, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

* If redeemed at end of period shown. If shares were not redeemed, the returns for Tax-Free Iowa Fund's Class B would be 0.00% and 0.00% for the one-year and lifetime periods, respectively, the returns for Tax-Free Kansas Fund's Class B would be 0.00% and 0.00% for the one-year and lifetime periods, respectively, and the returns for Tax-Free Wisconsin Fund's Class B would be 0.00% and 0.00% for the one-year and lifetime periods, respectively. Returns for Tax-Free Iowa Fund's Class C would be 0.00% and 0.00% for the one-year and lifetime periods, respectively, returns for Tax-Free Kansas Fund's Class C would be 0.00% and 0.00% for the one-year and lifetime periods, respectively, and returns for Tax-Free Wisconsin Fund's Class C would be 0.00% and 0.00% for the one-year and lifetime periods, respectively.

What are the Funds' fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Funds.

-------------------------------------------------------------- ------------------- ------------------- ------------------------
CLASS                                                          A                   B                   C
-------------------------------------------------------------- ------------------- ------------------- ------------------------
Maximum sales charge (load) imposed on purchases as a
percentage of offering price                                   3.75%               none                none
-------------------------------------------------------------- ------------------- ------------------- ------------------------
Maximum contingent deferred sales charge (load)
As a percentage of original purchase price or redemption       none(1)             4%(2)               1%(3)
price, whichever is lower
-------------------------------------------------------------- ------------------- ------------------- ------------------------
Maximum sales charge (load) imposed on reinvested dividends    none                none                none
-------------------------------------------------------------- ------------------- ------------------- ------------------------
Redemption fees                                                none                none                none
-------------------------------------------------------------- ------------------- ------------------- ------------------------

Annual fund operating expenses are deducted from a Fund's assets.

 ---------------------------------------------------------- ---------------------------- ---------------------------
                                  Tax-Free Iowa Fund        Tax-Free Kansas Fund         Tax-Free Wisconsin Fund
 ---------------------------------------------------------- ---------------------------- ---------------------------
 Class                        A         B         C         A        B         C         A         B        C
 ---------------------------- --------- --------- --------- -------- --------- --------- --------- -------- --------
 Management fees              0.55%     0.55%     0.55%     0.55%    0.55%     0.55%     0.55%     0.55%    0.55%
 ---------------------------- --------- --------- --------- -------- --------- --------- --------- -------- --------
 Distribution and service     0.25%     0.25%     1.00%     1.00%    1.00%     1.00%     0.25%     1.00%    1.00%
 (12b-1) fees
 ---------------------------- --------- --------- --------- -------- --------- --------- --------- -------- --------
 Other expenses               0.00%     0.00%     0.00%     0.00%    0.00%     0.00%     0.00%     0.00%    0.00%
 ---------------------------- --------- --------- --------- -------- --------- --------- --------- -------- --------
 Total annual fund            0.00%     0.00%     0.00%     0.00%    0.00%     0.00%     0.00%     0.00%    0.00%
 operating expenses(4)
 ---------------------------- --------- --------- --------- -------- --------- --------- --------- -------- --------

This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(5) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

  ------------------------------------------------------------ --------------------------------------------------
  Tax-Free Iowa Fund                                           Tax-Free Kansas Fund
  ------------------------------------------------------------ --------------------------------------------------
  CLASS(6)   A       B       B           C        C            A        B      B            C        C
  ---------- ------- ------- ----------- -------- ------------ -------- ------ ------------ -------- ------------
                              (if                 (if                          (if                   (if
                             redeemed)            redeemed)                    redeemed)             redeemed)
  ---------- ------- ------- ----------- -------- ------------ -------- ------ ------------ -------- ------------
  1 year
  ---------- ------- ------- ----------- -------- ------------ -------- ------ ------------ -------- ------------
  3 years
  ---------- ------- ------- ----------- -------- ------------ -------- ------ ------------ -------- ------------
  5 years
  ---------- ------- ------- ----------- -------- ------------ -------- ------ ------------ -------- ------------
  10 years
  ---------- ------- ------- ----------- -------- ------------ -------- ------ ------------ -------- ------------

  Tax-Free Wisconsin Fund
  ------------------------------------------------------------
  CLASS(6)   A       B       B           C        C
  ---------- ------- ------- ----------- -------- ------------
                              (if                 (if
                             redeemed)            redeemed)
  ---------- ------- ------- ----------- -------- ------------
  1 year
  ---------- ------- ------- ----------- -------- ------------
  3 years
  ---------- ------- ------- ----------- -------- ------------
  5 years
  ---------- ------- ------- ----------- -------- ------------
  10 years
  ---------- ------- ------- ----------- -------- ------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.

(2) If you redeem Class B shares during the first two years after you buy them, you will pay a contingent deferred sales charge of 4%, which declines to 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

(4) The investment manager has agreed to waive fees and pay expenses of each Fund through December 31, 1999 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.75% of average daily net assets. The fees and expenses shown in the table above do not reflect this voluntary expense cap. The following table shows actual operating expenses which are based on the most recently completed fiscal year and reflect the manager's current fee waivers and payments.

------------------------------------------------------------------------------------------------------------------------
                            Actual Fund operating expenses including voluntary expense caps as a percentage of average daily net assets

------------------------------------------------------------------------------------------------------------------------
                                 Tax-Free Iowa Fund             Tax-Free Kansas Fund         Tax-Free Wisconsin Fund
-------------------------- -------------------------------- ----------------------------- ------------------------------
CLASS                          A          B          C          A         B        C         A         B          C
-------------------------- ----------- --------- ---------- ---------- -------- --------- --------- --------- ----------
Management fees            0.00%       0.00%     0.00%      0.00%      0.00%    0.00%     0.00%     0.00%     0.00%
-------------------------- ----------- --------- ---------- ---------- -------- --------- --------- --------- ----------
Distribution and service   0.25%       1.00%     1.00%      0.25%      1.00%    1.00%     0.25%     1.00%     1.00%
(12b-1) fees
-------------------------- ----------- --------- ---------- ---------- -------- --------- --------- --------- ----------
Other expenses             0.00%       0.00%     0.00%      0.00%      0.00%    0.00%     0.00%     0.00%     0.00%
-------------------------- ----------- --------- ---------- ---------- -------- --------- --------- --------- ----------
Total operating expenses   1.00%       1.75%     1.75%      1.00%      1.75%    1.75%     1.00%     1.75%     1.75%
-------------------------- ----------- --------- ---------- ---------- -------- --------- --------- --------- ----------

(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense caps for the Funds described in footnote (4).

(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Idaho, Montana and North Dakota Tax-Free Funds

What are each Fund's goals?

Tax-Free Idaho Fund, Tax-Free Montana Fund and Tax-Free North Dakota Fund seek as high a level of current income exempt from federal income tax and from personal income tax in their respective states, as is consistent with preservation of capital. Although each Fund will strive to achieve this goal, there is no assurance that it will.

What are each Fund's main investment strategies?
Each Fund will invest primarily in municipal bonds and notes that are exempt from federal income taxes and from personal income taxes of its respective state. Municipal securities are debt obligations issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general operating expenses. Each Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will attempt to adjust the average maturity of the bonds in the portfolio to provide a high level of tax-exempt income consistent with preservation of capital. Each Fund's income level will vary depending on current interest rates and the specific securities in the portfolio.

What are the main risks of investing in each Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the securities held by the Funds. These Funds will be affected primarily by adverse changes in interest rates. When interest rates rise, the value of bonds in the portfolios will likely decline and this generally hurts securities with longer maturities more than those with shorter maturities. The Funds may also be affected by the ability of individual municipalities to pay interest and repay principal on the bonds they issue. That ability may be impacted by weak economic conditions in the individual states represented in each Fund's portfolio. All three Funds are non-diversified investment companies under the Investment Company Act of 1940 and may be subject to greater risk than if they were diversified. For a more complete discussion of risk, please turn to page x.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

Who should invest in the Funds
o Investors seeking monthly income, free from federal and state income taxes.
o Investors with long-term financial goals.

Who should not invest in the Funds
o Investors with very short-term financial goals.
o Investors who are unwilling to accept share prices that may fluctuate, especially over the short term.
o Investors who are concerned about the special risks associated with concentrating investments in a particular state or region of the country.

How have the Funds' performed?

This bar chart and table can help you evaluate the potential risks of investing in the Funds. We show calendar year returns for each Fund's Class A shares, as well as the average annual returns of all shares. A Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.


Year-by-year total return (Class A)  [bar chart]

--------------------------------------------------------------------------------
              Tax-Free Idaho Fund             Tax-Free North Dakota Fund
--------------------------------------------------------------------------------
1992                                          0.00%
--------------------------------------------------------------------------------
1993                                          0.00%
--------------------------------------------------------------------------------
1994                                          0.00%
--------------------------------------------------------------------------------
1995                                          0.00%
--------------------------------------------------------------------------------
1996          0.00%                           0.00%
--------------------------------------------------------------------------------
1997          0.00%                           0.00%
--------------------------------------------------------------------------------
1998          0.00%                           0.00%
--------------------------------------------------------------------------------

As of September 30, 1999, the Tax-Free Idaho Fund's Class A shares had a year-to-date return of 0.00%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 0.00% for the quarter ended _________ and its lowest quarterly return was 0.00% for the quarter ended ____________.

As of September 30, 1999, the Tax-Free North Dakota Fund's Class A shares had a year-to-date return of 0.00%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 0.00% for the quarter ended _________ and its lowest quarterly return was 0.00% for the quarter ended ____________.

The maximum Class A sales charge of 3.75%, which is normally assessed when you purchase shares, is not reflected in the year-by-year total returns above. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table on page __ do include the sales charge.

                                                                 Average Annual Returns for periods ending 12/31/98

------------------------------------------------------------------------------------------------------------------------------------
Class                              A                                 B                                 C
                                                                     (if redeemed)*                    (if redeemed)*
------------------------------------------------------------------------------------------------------------------------------------
                                   (inception 1/4/95)                (inception 3/16/95)               (inception 1/11/95)

------------------------------------------------------------------------------------------------------------------------------------
                                   1 year     5 years   Lifetime     1 year     5 years    Lifetime    1 year   5 years    Lifetime
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Idaho Fund
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Municipal Bond Index
------------------------------------------------------------------------------------------------------------------------------------

                                   (inception 4/1/91)                (inception 5/10/94)               (inception 7/29/95)

------------------------------------------------------------------------------------------------------------------------------------
                                   1 year     5 years   Lifetime     1 year     5 years    Lifetime    1 year   5 years    Lifetime
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free North Dakota Fund

------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Municipal Bond Index
------------------------------------------------------------------------------------------------------------------------------------

The table above shows average annual returns compared to the performance of the Lehman Brothers Municipal Bond Index. You should remember that unlike the Funds, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling, and holding securities.

* If redeemed at end of period shown. If shares were not redeemed, the returns for Tax-Free Idaho Fund's Class B would be 0.00% and 0.00% for the one-year and lifetime periods, respectively, and the returns for Tax-Free North Dakota Fund's Class B would be 0.00% and 0.00% for the one-year and lifetime periods, respectively. Returns for Tax-Free Idaho Fund's Class C would be 0.00% and 0.00% for the one-year and lifetime periods, respectively, and the returns for Tax-Free North Dakota Fund's Class C would be 0.00% and 0.00% for the one-year and lifetime periods, respectively.

What are the Funds' fees and expenses?
Sales charges are fees paid directly from your investments when you buy or sell shares of the Funds.

-------------------------------------------------------------------------------------------------------------------------------
CLASS                                                          A                   B                   C
-------------------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases as a
percentage of offering price                                   3.75%               none                none
-------------------------------------------------------------------------------------------------------------------------------
Maximum contingent deferred sales charge (load)
As a percentage of original purchase price or redemption       none(1)             4%(2)               1%(3)
price, whichever is lower
-------------------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends    none                none                none
-------------------------------------------------------------------------------------------------------------------------------
Redemption fees                                                none                none                none
-------------------------------------------------------------------------------------------------------------------------------

Annual fund operating expenses are deducted from the Funds' assets.

---------------------------------------------------------------------------------------------------------------------
                             Tax-Free Idaho Fund          Tax-Free North Dakota Fund   Tax-Free Montana Fund
---------------------------------------------------------------------------------------------------------------------
Class                        A         B         C         A        B         C         A         B         C
---------------------------------------------------------------------------------------------------------------------
Management fees              0.55%     0.55%     0.55%     0.55%    0.55%     0.55%     0.55%     0.55%     0.55%
---------------------------------------------------------------------------------------------------------------------
Distribution and service     0.25%     0.25%     1.00%     1.00%    1.00%     1.00%     0.25%     1.00%     1.00%
(12b-1) fees
---------------------------------------------------------------------------------------------------------------------
Other expenses               0.00%     0.00%     0.00%     0.00%    0.00%     0.00%     0.00%(5)  0.00%(5)  0.00%(5)
---------------------------------------------------------------------------------------------------------------------
Total annual fund            0.00%(4)  0.00%(4)  0.00%(4)  0.00%    0.00%     0.00%     0.00%(4)  0.00%(4)  0.00%(4)
operating expenses
---------------------------------------------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.(6) This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

---------------------------------------------------------------------------------------------------------------
Tax-Free Idaho Fund                                          Tax-Free North Dakota Fund

---------------------------------------------------------------------------------------------------------------
CLASS(7)   A       B       B           C        C            A        B      B            C        C
---------------------------------------------------------------------------------------------------------------
                            (if                 (if                          (if                   (if
                           redeemed)            redeemed)                    redeemed)             redeemed)
---------------------------------------------------------------------------------------------------------------
1 year
---------------------------------------------------------------------------------------------------------------
3 years
---------------------------------------------------------------------------------------------------------------
5 years
---------------------------------------------------------------------------------------------------------------
10 years
---------------------------------------------------------------------------------------------------------------
Tax-Free Montana Fund

------------------------------------------------------------
CLASS(7)   A       B       B           C        C
------------------------------------------------------------
                            (if                 (if
                           redeemed)            redeemed)
------------------------------------------------------------
1 year
------------------------------------------------------------
3 years
------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to certain redemptions. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the prospectus if they are available.

(2) If you redeem Class B shares during the first two years after you buy them, you will pay a contingent deferred sales charge of 4%, which declines to 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

(4) The investment manager has agreed to waive fees and pay expenses of Tax-Free Idaho Fund through December 31, 1999 and Tax-Free Montana through June 30, 2000 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 0.75% of average daily net assets. The fees and expenses shown in the table above do not reflect this voluntary expense cap. The following table shows actual operating expenses which are based on the most recently completed fiscal year and reflect the manager's current fee waivers and payments.

    -----------------------------------------------------------------------------------------
                Actual Fund operating expenses including voluntary expense caps as a percentage of average daily net assets

    -----------------------------------------------------------------------------------------
                                    Tax-Free Idaho Fund            Tax-Free Montana Fund
    -----------------------------------------------------------------------------------------
    CLASS                       A          B          C          A         B         C
    -----------------------------------------------------------------------------------------
    Management fees           0.00%       0.00%     0.00%      0.00%      0.00%     0.00%
    -----------------------------------------------------------------------------------------
    Distribution and          0.25%       1.00%     1.00%      0.25%      1.00%     1.00%
    service (12b-1) fees
    -----------------------------------------------------------------------------------------
    Other expenses            0.00%       0.00%     0.00%      0.00%      0.00%     0.00%
    -----------------------------------------------------------------------------------------
    Total operating           1.00%       1.75%     1.75%      1.00%      1.75%     1.75%
    expenses
    -----------------------------------------------------------------------------------------

(5) Other expenses are based on estimated amounts for the current fiscal year.

(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example does not reflect the voluntary expense caps for Tax-Free Idaho Fund and Tax-Free Montana Fund described in footnote 4.

(7) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

How we manage the Funds

Our investment strategies
We analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for a particular fund. Following is a list of securities the Funds may invest in and a description of how those securities are used.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

         The funds will invest primarily in tax-exempt obligations of issuers in their respective states. The funds may also invest in securities of U.S. territories and possessions to the extent that these securities are tax-exempt under each state's tax code.

         We will generally invest in securities for income rather than seeking capital appreciation through active trading. However, we may sell securities for a variety of reasons such as: to reinvest the proceeds in higher yielding securities, to eliminate investments not consistent with the preservation of capital, to honor redemption requests or if a credit situation weakens. As a result we may realize losses or capital gains which could be taxable to shareholders.

         Tax-Free Minnesota Intermediate Fund will generally have an average weighted maturity of less than 10 years. This is a more conservative strategy, which should result in the Fund experiencing less price volatility when interest rates rise or fall. The remaining Funds described in this prospectus will generally have an average weighted maturity of approximately 15 to 25 years.

         During times of adverse market conditions when we believe a more defensive posture is warranted, each Fund may temporarily select investments other than those that are its primary focus and may also invest without regard to its stated maturity strategy.


The securities we typically invest in
Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation. Municipal bond securities typically pay income free of federal income taxes and may be free of state income taxes in the state where they are issued.

-------------------------------------------------------------------------------------------------------------
Securities              How we use them
-------------------------------------------------------------------------------------------------------------
                        Insured Single-       Single-State         Tax-Free Minnesota   Minnesota
                        State Tax-Exempt      Tax-Free Funds       Intermediate Fund    High-Yield
                        Funds                 (AZ, CA, CO, FL,                          Municipal Bond Fund
                        (AZ, CA, FL, MN,      ID, IA, KS, MN,
                        MO, OR)               MT, NM, NY, ND, WI)
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Tax exempt              Under normal market conditions, each Fund will invest           Minnesota
obligations Commonly    substantially all of its assets in tax-exempt obligations       High-Yield
known as municipal      which are exempt from federal income tax and from the           Municipal Bond Fund
bonds, these are debt   personal income tax in its respective state.  These bonds may   will invest at
obligations issued by   include general obligation bonds and revenue bonds.             least 80% of the
or on behalf of a                                                                       value of its net
state or territory,                  Tax-Free New York Fund will                        assets in
its agencies or                      invest at least 80% of the                         tax-exempt
instrumentalities,                   value of its net assets in                         obligations (not
municipalities or                    tax-exempt obligations under                       including
other political                      normal market conditions. Any                      obligations subject
sub-divisions.  The                  investments in obligations                         to AMT), under
interest on these                    subject to the alternative                         normal market
debt  obligations can                minimum tax would not count                        conditions. At
be excluded from                     toward the 80% of Tax-Free                         least 65% will be
federal income tax as                New York Fund's net assets                         invested in medium
well as personal                     that must be invested in this                      and lower-grade
income tax in the                    manner.                                            securities rated
state where the bond                                                                    between BBB and B-
is issued.                                                                              by S&P or another
Determination                                                                           nationally
of a bond's                                                                             recognized
tax-exempt status is                                                                    statistical ratings
based on the opinion                                                                    organization
of the bond issuer's                                                                    (NRSRO) or in
legal counsel.                                                                          securities that the
Tax-exempt                                                                              manager determines
obligations may                                                                         to be of comparable
include securities                                                                      quality.
subject to the
alternative minimum
tax.  See Private
activity bonds below
for more information.
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Securities              How we use them
-------------------------------------------------------------------------------------------------------------
                        Insured Single-       Single-State         Tax-Free Minnesota   Minnesota
                        State Tax-Exempt      Tax-Free Funds       Intermediate Fund    High-Yield
                        Funds                 (AZ, CA, CO, FL,                          Municipal Bond Fund
                        (AZ, CA, FL, MN,      ID, IA, KS, MN,
                        MO, OR)               MT, NM, NY, ND, WI)
-------------------------------------------------------------------------------------------------------------
General obligation      Insured Funds may     Each Fund may invest without limit in     The Fund may invest
bonds are municipal     invest in general     general obligation bonds and will         in general
bonds on which the      obligation bonds;     primarily invest in bonds in the top      obligations and
payment of principal    however, after the    four quality grades or bonds that are     will typically
and interest is         application of        unrated, but which the manager            invest in lower
secured by the          insurance, all        determines to be of equal quality.        quality bonds rated
issuer's pledge of      general obligation                                              between BBB and B-
its full faith,         bonds will be rated                                             by S&P, of
credit and taxing       AAA by S&P or Aaa by                                            equivalent quality
power.                  Moody's or have an                                              by another NRSRO,
                        equivalent rating                                               or bonds that are
                        from another NRSRO                                              unrated which the
                        at the time of                                                  manager determines
                        purchase.                                                       to be of equal
                                                                                        quality.
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Revenue bonds are       Insured Funds may     Each Fund may invest without limit in     The Fund may invest
municipal bonds on      invest in revenue     revenue bonds and will primarily invest   in revenue bonds
which principal and     bonds; however,       in bonds in the top four quality grades   and will typically
interest payments are   after the             or bonds that are unrated, but which      invest in lower
made from revenues      application of        the manager determines to be of equal     quality bonds rated
derived from a          insurance, all        quality.                                  between BBB and B-
particular facility,    revenue bonds will                                              by S&P, of
from the proceeds of    be rated AAA by S&P                                             equivalent quality
a special excise tax    or have an                                                      by another NRSRO,
or from revenue         equivalent rating                                               or  bonds that are
generated by an         from another NRSRO                                              unrated which the
operating project.      at the time of                                                  manager determines
Principal and           purchase.                                                       to be of equal
interest are not                                                                        quality.
secured by the
general taxing
power.  Tax-exempt
industrial
development bonds, in
most cases, are a
type of revenue bond
that is not backed by
the credit of the
issuing municipality
and may therefore
involve more risk.
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Securities              How we use them
-------------------------------------------------------------------------------------------------------------
                        Insured Single-       Single-State         Tax-Free Minnesota   Minnesota
                        State Tax-Exempt      Tax-Free Funds       Intermediate Fund    High-Yield
                        Funds                 (AZ, CA, CO, FL,                          Municipal Bond Fund
                        (AZ, CA, FL, MN,      ID, IA, KS, MN,
                        MO, OR)               MT, NM, NY, ND, WI)
-------------------------------------------------------------------------------------------------------------
Insured municipal       Each Fund may invest without limit in insured bonds.  It is possible that a
bonds: Various          substantial portion of a Fund's portfolio may consist of municipal bonds that are
municipal issuers may   insured by a single insurance company.
obtain insurance for
their obligations. In   Insurance is available on uninsured bonds and each Fund may purchase such insurance
the event of a          directly. We will generally do so only if we believe that purchasing and insuring a
default, the insurer    bond provides an investment opportunity at least comparable to owning other
is required to make     available uninsured securities.
payments of interest
and principal when      The purpose of insurance is to protect against credit risk. It does not insure
due to the              against market risk or guarantee the value of the securities in the portfolio or
bondholders.            the value of shares of any of the Funds.
However, there is no
assurance that the
insurance company
will meet its
obligations.
Insured obligations
are typically rated
in the top quality
grades by an NRSRO.
-------------------------------------------------------------------------------------------------------------
                        The bonds in each     These Funds can invest without limit      Insured bonds will
                        Insured Fund will     in insured bonds.                         typically not be a
                        consist of bonds                                                significant portion
                        that are fully                                                  of the investments
                        insured.  All                                                   of the Fund.
                        insurers must have
                        AAA-rated claims
                        paying ability by
                        S&P or another
                        NRSRO at the time
                        that the insured
                        bond is purchased.
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Short-term money        Insured Funds may
market securities:      hold up to 35% in
Debt securities that    short-term
are scheduled to        tax-exempt
mature in less than x   obligations that
days. These are         are not insured,
generally considered    but are rated in
to be very safe and     the highest credit
highly liquid.          category of an
                        NRSRO.
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Securities              How we use them
-------------------------------------------------------------------------------------------------------------
                        Insured Single-       Single-State         Tax-Free Minnesota   Minnesota
                        State Tax-Exempt      Tax-Free Funds       Intermediate Fund    High-Yield
                        Funds                 (AZ, CA, CO, FL,                          Municipal Bond Fund
                        (AZ, CA, FL, MN,      ID, IA, KS, MN,
                        MO, OR)               MT, NM, NY, ND, WI)
-------------------------------------------------------------------------------------------------------------
                        Each Fund may invest without limit in short-term
                        tax-exempt obligations on a temporary, defensive basis.
                        Each Fund may also hold its assets in securities of
                        tax-exempt money markets (up to 10% for Insured Funds)
                        or in cash.


-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Private activity or     Each Fund (except Tax-Free Minnesota Fund, Minnesota Insured   Minnesota High-Yield
private placement       Fund and Tax-Free Montana Fund) may invest up to 20% of its    Municipal Bond Fund
bonds are municipal     assets in bonds whose income is subject to the federal         may invest without
bond issues whose       alternative minimum tax. This means that a portion of the      limit in these bonds.
proceeds are used to    Fund's distributions could be subject to the federal
finance certain         alternative minimum tax that applies to certain taxpayers.
non-government
activities, including   Minnesota Insured Fund and Tax-Free Montana Fund may invest
some types of           without limit in these bonds.
industrial revenue
bonds such as           Tax-Free Minnesota Fund may not invest in these bonds.
privately owned
sports and convention   Tax-Free New York Fund may also invest without limit in
facilities.  The Tax    securities whose income is subject to New York City's
Reform Act of 1986      alternative minimum tax without limit.
subjects interest
income from these
bonds to the federal
alternative minimum
tax and makes the
tax-exempt status of
certain bonds
dependent on the
issuer's compliance
with specific
requirements after
the bonds are issued.

-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Securities              How we use them
-------------------------------------------------------------------------------------------------------------
                        Insured Single-       Single-State         Tax-Free Minnesota   Minnesota
                        State Tax-Exempt      Tax-Free Funds       Intermediate Fund    High-Yield
                        Funds                 (AZ, CA, CO, FL,                          Municipal Bond Fund
                        (AZ, CA, FL, MN,      ID, IA, KS, MN,
                        MO, OR)               MT, NM, NY, ND, WI)
-------------------------------------------------------------------------------------------------------------
Municipal leases and    Each Fund may invest without limit in municipal lease obligations primarily through
certificates of         certificates of participation.
participation (COPs):
Certificates of         As with its other investments, each Fund expects its investments in municipal lease
participation are       obligations are exempt from regular federal income taxes.  Each Fund will rely on
widely used by state    the opinion of the bond issuer's counsel for a determination of the bond's
and local governments   tax-exempt status.
to finance the
purchase of property    A feature that distinguishes COPs from municipal debt is that leases typically
and facilities.  COPs   contain a "nonappropriation" or "abatement" clause.  This means the municipality
are like installment    leasing the property or facility must use its best efforts to make lease payments,
purchase agreements.    but may terminate the lease without penalty if its legislature or other
A governmental          appropriating body does not allocate the necessary money.  In such a case, the
corporation may         creator of the COP, or its agent, is typically entitled to repossess the property.
create a COP when it    In many cases, however, the market value of the property will be less than the
issues long-term        amount the municipality was paying.
bonds to pay for the
acquisition of          COPs are generally considered illiquid and subject to each Fund's limitations on
property or             illiquid securities unless we determine they are liquid according to the guidelines
facilities.  The        set by the Board of Directors.
property or
facilities are then
leased to a
municipality, which
makes lease payments
to repay interest and
principal to the
holders of the
bonds.  Once the
lease payments are
completed, the
municipality gains
ownership of the
property for a
nominal sum.
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Securities              How we use them
-------------------------------------------------------------------------------------------------------------
                        Insured Single-       Single-State         Tax-Free Minnesota   Minnesota
                        State Tax-Exempt      Tax-Free Funds       Intermediate Fund    High-Yield
                        Funds                 (AZ, CA, CO, FL,                          Municipal Bond Fund
                        (AZ, CA, FL, MN,      ID, IA, KS, MN,
                        MO, OR)               MT, NM, NY, ND, WI)
-------------------------------------------------------------------------------------------------------------
Zero coupon bonds:       We may invest in zero coupon bonds.  The market prices of these bonds are generally
Zero coupon bonds        more volatile than the market prices of securities that pay interest periodically
are debt obligations     and are likely to react to changes in interest rates to a greater degree than
which do not entitle     interest-paying bonds having similar maturities and credit quality.  They may have
the holder to any        certain tax consequences which, under certain conditions, could be adverse to the
periodic payments of     Fund.
interest prior to
maturity or a
specified date when
the securities begin
paying current
interest. Therefore,
they are issued and
traded at a price
lower than their
face amounts or par
value.
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Inverse floaters are     Each Fund may invest in inverse floaters. However, the total value of their
a type of derivative     investment in derivative tax-exempt obligations combined with their holdings of
tax-exempt obligation    bonds rated below investment grade and any illiquid securities may not exceed 20%.
with floating or
variable interest
rates that move in
the opposite
direction of
short-term interest
rates, usually at an
accelerated speed.
Consequently, the market
values of inverse
floaters will generally
be more volatile than
other tax-exempt
investments.
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Securities              How we use them
-------------------------------------------------------------------------------------------------------------
                        Insured Single-       Single-State         Tax-Free Minnesota   Minnesota
                        State Tax-Exempt      Tax-Free Funds       Intermediate Fund    High-Yield
                        Funds                 (AZ, CA, CO, FL,                          Municipal Bond Fund
                        (AZ, CA, FL, MN,      ID, IA, KS, MN,
                        MO, OR)               MT, NM, NY, ND, WI)
-------------------------------------------------------------------------------------------------------------
Variable rate and        Each Fund may purchase "floating rate" and "variable rate" obligations.
floating rate
obligations pay
interest at rates
that are not
fixed, but instead
vary with changes
in specified
market rates or
indexes on
pre-designated
dates.
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Securities              How we use them
-------------------------------------------------------------------------------------------------------------
                        Insured Single-       Single-State         Tax-Free Minnesota   Minnesota
                        State Tax-Exempt      Tax-Free Funds       Intermediate Fund    High-Yield
                        Funds                 (AZ, CA, CO, FL,                          Municipal Bond Fund
                        (AZ, CA, FL, MN,      ID, IA, KS, MN,
                        MO, OR)               MT, NM, NY, ND, WI)
-------------------------------------------------------------------------------------------------------------
 Advance refunded        Each Fund may invest without limit in advance refunded bonds or escrow-secured
 bonds (also known       bonds.  These bonds are generally considered to be of very high quality because of
 as Escrow bonds)        the escrow account which typically holds U.S. Treasuries.
 In an advance
 refunding, the
 issuer will use
 the proceeds of a
 new bond issue to
 purchase high
 grade interest
 bearing debt
 securities. These
 securities are
 then deposited
 into an
 irrevocable escrow
 account held by a
 trustee bank to
 secure all future
 payments of
 principal and
 interest on
 pre-existing
 bonds, which are
 then considered to
 be "advance
 refunded bonds."
 These bonds often
 receive the
 highest rating
 from S&P and
 Moody's.  Defeased
 bonds are bonds in
 which the rights
 of the bond holder
 have been
 terminated.  This
 typically related
 to an advance
 refunding.

-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Securities              How we use them
-------------------------------------------------------------------------------------------------------------
                        Insured Single-       Single-State         Tax-Free Minnesota   Minnesota
                        State Tax-Exempt      Tax-Free Funds       Intermediate Fund    High-Yield
                        Funds                 (AZ, CA, CO, FL,                          Municipal Bond Fund
                        (AZ, CA, FL, MN,      ID, IA, KS, MN,
                        MO, OR)               MT, NM, NY, ND, WI)
-------------------------------------------------------------------------------------------------------------
High-yield, high      Each Fund may invest up to 20% of its net assets in             Minnesota Municipal
risk municipal        high-yield, high risk fixed-income securities. This limit       Bond Fund will
bonds: Municipal      applies to the combined value of the Fund's holdings in         invest at least 65%
debt obligations      lower-rated bonds and its holding of derivative tax-exemt       of tis total assets
rated lower than      securities.  We will not invest in securities, that are rated   in medium- and in
investment grade by   lower than B by S&P or similarly by another rating agency. We   lower-rated,
an NRSRO or, if       will not invest in unrated bonds that we consider to be of a    high-yield
unrated, of           quality lower than B.                                           securities.  In
comparable                                                                            doing so, the Fund
quality.  These                                                                       may offer higher
securities are                                                                        income potential,
often referred to                                                                     but is also subject
as "junk bonds" and                                                                   to greater risk,
are considered to                                                                     including price
be of poor standing                                                                   volatility during
and predominately                                                                     periods of adverse
speculative.                                                                          economic conditions.
                                                                                      The Fund may also
                                                                                      experience a higher
                                                                                      incidence of credit
                                                                                      problems.

------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Illiquid securities   Each Fund may invest up to 15% of its net assets in illiquid securities.
are securities that
do not have a ready
market, and cannot
be easily sold,
within seven days,
at approximately
the price that the
Fund has valued
them.
------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Securities              How we use them
-------------------------------------------------------------------------------------------------------------
                        Insured Single-       Single-State         Tax-Free Minnesota   Minnesota
                        State Tax-Exempt      Tax-Free Funds       Intermediate Fund    High-Yield
                        Funds                 (AZ, CA, CO, FL,                          Municipal Bond Fund
                        (AZ, CA, FL, MN,      ID, IA, KS, MN,
                        MO, OR)               MT, NM, NY, ND, WI)
-------------------------------------------------------------------------------------------------------------
Repurchase            Typically, we use repurchase agreements as a short-term investment for our cash
agreements are        position. We may not enter into repurchase agreements that represent more than agreements between a  10% of total assets of a Fund except when investing for defensive purposes during
buyer and seller of   periods of adverse market conditions.
securities in which
the seller agrees to
buy the securities
back within a
specified time at
the same price the
buyer paid for them,
plus an amount equal
to an agreed upon
interest rate.
Repurchase
agreements are often
viewed as equivalent
to cash.

------------------------------------------------------------------------------------------------------------

                                       53

-------------------------------------------------------------------------------------------------------------
Securities              How we use them
-------------------------------------------------------------------------------------------------------------
                        Insured Single-       Single-State         Tax-Free Minnesota   Minnesota
                        State Tax-Exempt      Tax-Free Funds       Intermediate Fund    High-Yield
                        Funds                 (AZ, CA, CO, FL,                          Municipal Bond Fund
                        (AZ, CA, FL, MN,      ID, IA, KS, MN,
                        MO, OR)               MT, NM, NY, ND, WI)
-------------------------------------------------------------------------------------------------------------
Reverse repurchase      The Insured Funds      Tax-Free Arizona Fund, Tax-Free California Fund, Tax-Free
agreements              may not use Reverse    Florida Fund, Tax-Free Idaho Fund, Tax-Free Montana,
are the same as         Repurchase             Tax-Free New York Fund and Minnesota High-Yield Municipal
repurchase agreements   Agreements.            Bond Fund may invest up to 10% of their total assets in
except that the Funds                          reverse repurchase agreements.  This may be preferable to a
would act as the                               regular sale and later repurchase of securities because it
seller and agree to                            avoids certain market risk and transaction costs. However,
buy back the                                   these may be used as a form of leveraging which may
securities at the                              exaggerate any increases or decreases in each Fund's net
same price the buyer                           asset value.  Because we limit the use of this speculative
paid for them, plus                            technique to 10% of a Fund's total assets, we believe we can
an agreed upon                                 use it to facilitate a Fund's ability to provide current
interest rate.                                 income while reducing the potential risk that leveraging can have on a Fund's principal.

                                               Funds that are not listed above may not use reverse repurchase agreements.

-------------------------------------------------------------------------------------------------------------

The Funds may also invest in other securities including zero coupon bonds, options, futures and restricted securities. Please see the Statement of Additional Information for additional descriptions on these securities as well as those listed in the table above.

Downgraded Quality Ratings
The credit quality restrictions described above for each Fund apply only at the time of purchase. The funds may continue to hold securities whose quality rating has been lowered or in the case of an unrated bond, after we have changed our assessment of its credit quality. However, no Fund (except Minnesota High-Yield Municipal Bond Fund) may have more than 5% of assets invested in securities that have been downgraded to a rating lower than the lowest rating permitted for that Fund. The Insured Funds may invest up to 35% of total assets in securities that have been downgraded to AA or Aa before the Fund initially purchased them. Minnesota High-Yield Municipal Bond Fund may retain securities that are downgraded after investment.

Borrowing money
Each Fund is permitted to borrow money but normally does not do so. As a temporary measure for extraordinary purposes or to meet redemption requests, the Funds may borrow up to 20% (10% for Tax-Free Colorado) of the value of their assets.

Purchasing securities on a when-issued or delayed delivery basis
The Funds may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery up to 45 days later. There is no percentage limit on the amount of each Fund's total assets which may be invested in securities issued in this manner.

Portfolio turnover
We anticipate that each Fund's annual portfolio turnover will be less than 100%. A turnover rate of 100% would occur if a Fund sold and replaced securities valued at 100% of its net assets within one year.

Concentration
Where we feel there is a limited supply of appropriate investments, the Funds' may concentrate their investments in the housing healthcare and/or utility industries. Tax-Free Arizona, Tax-Free California, Tax-Free Florida, Tax-Free Idaho, Tax-Free New York and Tax-Free Montana Funds may also, under certain circumstances invest in transportation, education and/or industrial obligations. Minnesota High Yield Municipal Bond Fund may invest 25% or more of its total assets in industrial development revenue bonds. In addition, it is possible that the Fund from time to time will invest 25% or more of its total assets in a particular segment of the municipal bond market, such as housing, housing, health care, utility, transportation, education or industrial obligations.

The risks of investing in the Funds
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund you should carefully evaluate the risks. An investment in any of the municipal bond funds described here typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in these funds. Please see the Statement of Additional Information for further discussion of these risks and the other risks not discussed here.


-------------------------------------------------------------------------------------------------------------
The risks               How we strive to manage them
-------------------------------------------------------------------------------------------------------------
                        Insured Single-       Single-State         Tax-Free Minnesota   Minnesota
                        State Tax-Exempt      Tax-Free Funds       Intermediate Fund    High-Yield
                        Funds (AZ, CA,        (AZ, CA, CO, FL,                          Municipal Bond Fund
                        FL, MN, MO, OR)       ID, IA, KS, MN,MT,
                                              NM, NY, ND, WI)
-------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
Interest rate risk     Interest rate risk is generally the most significant risk for these funds. Because
is the risk that       interest rate movements can be unpredictable, we do not try to increase return by
securities,            aggressively capitalizing on interest rate moves.
particularly bonds
with longer
maturities, will
decrease in value if
interest rates rise.
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Market risk is the     We maintain a long-term investment approach and focus on bonds we believe will
risk that all or a     provide a steady income stream regardless of interim market fluctuations. We do not
majority of the        try to predict overall market movements and generally do not trade for short-term
securities in a        purposes. We do attempt to manage the duration of a fund in order to take advantage
certain market--like   of our market outlook, especially on a longer-term basis.
the stock or bond
market--will decline
in value because of
factors such as
economic conditions,
future expectations
or investor
confidence.
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
The risks               How we strive to manage them
-------------------------------------------------------------------------------------------------------------
                        Insured Single-       Single-State         Tax-Free Minnesota   Minnesota
                        State Tax-Exempt      Tax-Free Funds       Intermediate Fund    High-Yield
                        Funds (AZ, CA,        (AZ, CA, CO, FL,                          Municipal Bond Fund
                        FL, MN, MO, OR)       ID, IA, KS, MN,MT,
                                              NM, NY, ND, WI)
-------------------------------------------------------------------------------------------------------------
Industry and           We spread each Fund's assets across different types of municipal bonds and among
security risk is the   bonds representing different industries and regions within a state. We also follow a
risk that the value    rigorous selection process before choosing securities for the portfolios. However,
of securities in a     as discussed under "Concentration" above, where we feel there is a limited supply of
particular industry    appropriate investments, the Funds may concentrate their investments in just a few
or the value of an     industries. This will expose a Fund to greater industry and security risk.
individual security
will decline because
of changing
expectations for the
performance of that
industry or for the
individual issuer of
the security.
-------------------------------------------------------------------------------------------------------------

                      The Insured Funds
                      may be less subject
                      to industry and
                      security risk
                      because payment of
                      interest and
                      principal on the
                      bonds in these
                      portfolio are
                      insured, potentially
                      reducing the effect
                      that changing
                      expectations might
                      have on an
                      individual bond.

-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
The risks               How we strive to manage them
-------------------------------------------------------------------------------------------------------------
                        Insured Single-       Single-State         Tax-Free Minnesota   Minnesota
                        State Tax-Exempt      Tax-Free Funds       Intermediate Fund    High-Yield
                        Funds (AZ, CA,        (AZ, CA, CO, FL,                          Municipal Bond Fund
                        FL, MN, MO, OR)       ID, IA, KS, MN,MT,
                                              NM, NY, ND, WI)
-------------------------------------------------------------------------------------------------------------
Credit Risk            The Insured Funds      We conduct careful, credit analysis of        Minnesota
Is the possibility     are less affected by   individual bonds; we focus on high quality    High-Yield
that a bond's issuer   credit risk because    bonds and limit our holdings of bonds rated   Municipal Bond
(or an entity that     the bonds in the       below investment grade; and we hold a         Fund is subject
insures the bond)      portfolios are         number of different bonds in each             to significant
will be unable to      insured. This          portfolio. All of this is designed to help    credit risk due
make timely payments   insurance is           reduce credit risk.                           to its
of interest and        designed to minimize                                                 investment in
principal.             credit risks to the                                                  lower quality,
                       Funds, by increasing                                                 high-yielding
In the case of         the likelihood that                                                  bonds. This
municipal bonds,       the Funds would                                                      risk is
issuers may be         still receive                                                        described more
affected by poor       payment even if an                                                   fully below. We
economic conditions    issuer defaulted.                                                    strive to
in their states.                                                                            manage this
                                                                                            risk by
                                                                                            maintaining
                                                                                            a number
                                                                                            of different
                                                                                            bonds from
                                                                                            different
                                                                                            issuers
                                                                                            so that
                                                                                            if one
                                                                                            issuer
                                                                                            experiences
                                                                                            difficulties,
                                                                                            it will
                                                                                            have a
                                                                                            lesser
                                                                                            effect
                                                                                            on the
                                                                                            entire
                                                                                            portfolio.
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Call risk is the risk   We take into consideration the likelihood of prepayment when we select bonds and,
that a bond issuer      generally look for bonds that have protection against early prepayment. This may
will prepay the bond    have the added benefit of improving a Fund's investment performance in a declining
during periods of low   interest rate environment.
interest rates,
forcing investors to
reinvest their money
at interest rates
that might be lower
than rates on the
called bond.
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
The risks               How we strive to manage them
-------------------------------------------------------------------------------------------------------------
                        Insured Single-       Single-State         Tax-Free Minnesota   Minnesota
                        State Tax-Exempt      Tax-Free Funds       Intermediate Fund    High-Yield
                        Funds (AZ, CA,        (AZ, CA, CO, FL,                          Municipal Bond Fund
                        FL, MN, MO, OR)       ID, IA, KS, MN,MT,
                                              NM, NY, ND, WI)
-------------------------------------------------------------------------------------------------------------
Liquidity risk is the   We limit exposure to illiquid securities.
possibility that
securities cannot be
readily sold, within
seven days, at
approximately the
price that a Fund
values them.
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
The risks               How we strive to manage them
-------------------------------------------------------------------------------------------------------------
                        Insured Single-       Single-State         Tax-Free Minnesota   Minnesota
                        State Tax-Exempt      Tax-Free Funds       Intermediate Fund    High-Yield
                        Funds (AZ, CA,        (AZ, CA, CO, FL,                          Municipal Bond Fund
                        FL, MN, MO, OR)       ID, IA, KS, MN,MT,
                                              NM, NY, ND, WI)
-------------------------------------------------------------------------------------------------------------
High yield, high risk   The Insured Funds     We limit the amount of each portfolio which   We hold a
municipal bonds         may not invest in     may be invested in lower quality higher       number of
Investing in            high-yield            yielding bonds.                               different bonds
so-called "junk"        municipal bonds and                                                 representing a
bonds entails the       therefore are not                                                   variety of
risk of principal       subject to this                                                     industries and
loss, which may be      risk.                                                               municipal
greater than the risk                                                                       projects,
involved in                                                                                 seeking to
investment grade                                                                            minimize the
bonds. High-yield                                                                           effect that any
bonds are sometimes                                                                         one bond may
issued by                                                                                   have on the
municipalities with                                                                         portfolio.
lesser financial
strength and
therefore less
ability to make
projected debt
payments on the bonds.

Although experts
disagree on the impact
recessionary periods
have had and will
have on high-yield
municipal bonds, some
analysts believe a
protracted economic
downturn would
adversely affect the
value of outstanding
bonds and the ability
of high-yield issuers
to repay principal
and interest. In
particular, for a
high yield revenue
bond, adverse economic
conditions to the
particular project,
or industry, which
backs the bond would
pose a significant
risk.
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
The risks               How we strive to manage them
-------------------------------------------------------------------------------------------------------------
                        Insured Single-       Single-State         Tax-Free Minnesota   Minnesota
                        State Tax-Exempt      Tax-Free Funds       Intermediate Fund    High-Yield
                        Funds (AZ, CA,        (AZ, CA, CO, FL,                          Municipal Bond Fund
                        FL, MN, MO, OR)       ID, IA, KS, MN,MT,
                                              NM, NY, ND, WI)
-------------------------------------------------------------------------------------------------------------
Non-diversified funds     All Funds described in this Prospectus are non-diversified funds and is subject
Non-diversified           to this risk. Nevertheless, we typically hold securities from a variety of
investment companies      different issuers, representing different sectors and different types of municipal
have the flexibility      projects. We also perform extensive credit analysis on all securities. We are
to invest as much as      particularly diligent in reviewing the credit status of bonds that represent a
50% of their assets       larger percentage of portfolio assets.
in as few as two
issuers provided no
single issuer
accounts for more
than 25% of the
portfolio. The
remaining 50% of
the portfolio must be
diversified so that
no more than 5% of a
fund's assets is
invested in the
securities of a
single issuer.
Because a
non-diversified fund
may invest its assets
in fewer issuers, the
value of fund shares
may increase or
decrease more rapidly
than if a fund were
fully diversified. If
a Fund were to invest
a large portion of
its assets in a
single issuer, the
Fund could be
significantly
affected if that
issuer was unable to
satisfy its financial
obligations.
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Concentration risk is   Each Fund invests primarily in a specific state and may be subject to concentration
the risk related to a   risk.  We carefully monitor the economies of each state, and in general we believe
heightened              they are broad enough to satisfy our investment needs.  In addition, we have the
sensitivity to          flexibility to invest in issuers in Puerto Rico and the Virgin Islands and Guam whose
regional, state and     bonds are also free of individual state income taxes.
local political and
economic conditions
that could adversely
affect the holdings
in the Fund. There is
also a risk that there
could be inadequate
supply of municipal
bonds particular to the
applicable state.
-------------------------------------------------------------------------------------------------------------

Who manages the Funds

Investment manager
The Funds are managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Funds, manages the Funds' business affairs and provides daily administrative services. For these services, the manager was paid a fee for the last fiscal year as follows:

--------------------------------------------------------------------------------

           Management fee as a percentage of average daily net assets

--------------------------------------------------------------------------------
Minnesota High-Yield Municipal Bond Fund
--------------------------------------------------------------------------------
Minnesota Insured Fund
--------------------------------------------------------------------------------
Tax-Free Arizona Fund
--------------------------------------------------------------------------------
Tax-Free Arizona Insured Fund
--------------------------------------------------------------------------------
Tax-Free California Fund
--------------------------------------------------------------------------------
Tax-Free California Insured Fund
--------------------------------------------------------------------------------
Tax-Free Colorado Fund
--------------------------------------------------------------------------------
Tax-Free Florida Fund
--------------------------------------------------------------------------------
Tax-Free Florida Insured Fund
--------------------------------------------------------------------------------
Tax-Free Idaho Fund
--------------------------------------------------------------------------------
Tax-Free Iowa Fund
--------------------------------------------------------------------------------
Tax-Free Kansas Fund
--------------------------------------------------------------------------------
Tax-Free Minnesota Fund
--------------------------------------------------------------------------------
Tax-Free Missouri Insured Fund
--------------------------------------------------------------------------------
Tax-Free New Mexico Fund
--------------------------------------------------------------------------------
Tax-Free New York Fund
--------------------------------------------------------------------------------
Tax-Free North Dakota Fund
--------------------------------------------------------------------------------
Tax-Free Oregon Insured Fund
--------------------------------------------------------------------------------
Tax-Free Wisconsin Fund
--------------------------------------------------------------------------------

*Reflects the voluntary waiver of fees by the manager.

Portfolio managers

Andrew M. McCullagh, Jr., Vice President/Senior Portfolio Manager, has primary responsibility for making day-to-day investment decisions for Tax-Free Arizona Fund, Tax-Free Arizona Insured Fund, Tax-Free California Fund, Tax-Free California Insured Fund, Tax-Free Colorado Fund and Tax-Free New Mexico Fund. Mr. McCullagh has been managing these Funds since their inception. Mr. McCullagh is a graduate of Washington College and has a Graduate Certificate in Public Finance from the University of Michigan. Prior to joining Delaware Investments, he served as a Senior Vice President and Senior Portfolio Manager of Voyageur Asset Management. Mr. McCullagh was a Director of Voyageur and the Voyageur Fund Distributors, Inc. from 1993 through 1995 and a Senior Tax Exempt Portfolio Manager for Voyageur from January 1990 through May 1997. He was also President of Tax-Free Colorado Fund and an Executive Vice President of each of the other Voyageur Funds. Mr. McCullagh currently has over 27 years experience in municipal bond trading, underwriting and portfolio management. Mr. McCullagh is a past member of the Board of Directors of the Colorado Municipal Bond Dealers Association.

Elizabeth H. Howell, Vice President/Senior Portfolio Manager, has primary responsibility for making day-to-day investment decisions for each of the Minnesota Funds, Tax-Free Idaho Fund, Tax-Free Kansas Fund, Tax-Free Missouri Fund, Tax-Free North Dakota Fund and Tax-Free Oregon Fund. She has been managing the Minnesota Funds since 1991, Tax-Free North Dakota Fund since November 1, 1997 and the other funds since their inception. In addition, on May 1, 1997, Ms. Howell resumed day-to-day portfolio management responsibility for Tax-Free Iowa

Fund and Tax-Free Wisconsin Fund, which she managed from their inception to July 1995. Ms. Howell holds a BA in Economics from Skidmore College and an MBA from Babson College. Prior to joining Delaware Investments, she served as a Senior Portfolio Manager with Voyageur Fund Managers, Inc. Ms. Howell was a Vice President and Senior Tax Exempt Portfolio Manager for Voyageur from 1991 through 1997 and was a Vice President of each of the Voyageur Funds. Ms. Howell has over 15 years experience as a securities analyst and portfolio manager.

Patrick P. Coyne and Mitchell L. Conery have primary responsibility for making day-to-day investment decisions for Tax-Free Florida Fund, Tax-Free Florida Insured Fund and Tax-Free New York Fund. Mr. Coyne and Mr. Conery assumed this responsibility on May 1, 1997.

Patrick P. Coyne, Vice President/Senior Portfolio Manager for the Fund, is a graduate of Harvard University with an MBA from the University of Pennsylvania's Wharton School. Mr. Coyne joined Delaware Investment's fixed-income department in 1990. Prior to joining Delaware Investments, he was a manager of Kidder, Peabody & Co. Inc.'s trading desk, and specialized in trading high grade municipal bonds and municipal futures contracts. Mr. Coyne is a member of the Municipal Bond Club of Philadelphia.

Mitchell L. Conery, Vice President/Senior Portfolio Manager for the Fund, joined Delaware Investments in January 1997. Mr. Conery holds a bachelor's degree from Boston University and an MBA in Finance from the State University of New York at Albany. He has served as an investment officer with Travelers Insurance and as a research analyst with CS First Boston and MBIA Corporation.

Who's who?

This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING, AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                                     Board of Trustees

Investment Manager                                       The Funds                     Custodian
Delaware Management Company                                                     The Chase Manhattan Bank
One Commerce Square                                                             4 Chase Metrotech Center
Philadelphia, PA 19103                                                             Brooklyn, NY 11245


Portfolio managers                  Distributor                        Service agent
(see page ___ for details)          Delaware Distributors, L.P.        Delaware Service Company, Inc.
                                    1818 Market Street                 1818 Market Street
                                    Philadelphia, PA 19103             Philadelphia, PA 19103

                                                     Financial advisers

                                                        Shareholders

Board of trustees A mutual fund is governed by a board of trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the board of trustees must be independent of the fund's investment manager or distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and typically place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to National Association of Securities Dealers, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisers Financial advisers provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Funds
You can choose from a number of share classes for each Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame.

Choosing a share class

Class A
o Class A shares have an up-front sales charge of up to 3.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge. Class A shares of Tax-Free Minnesota Intermediate Fund have an up-front sales charge of 2.75%.

o   If you invest $100,000 or more, your front-end sales charge will be reduced.

o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information for details.

o Class A shares are also subject to an annual 12b-1 fee no greater than 0.25% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o Class A shares generally are not subject to a contingent deferred sales charge.

Class A Sales Charges

------------------------------------------------------------------------------------------------------------------------------------
         Tax-Free Funds, Insured Funds, Minnesota High-Yield                           Minnesota Intermediate Fund
------------------------------------------------------------------------------------------------------------------------------------
   Amount of         Sales      Sales charge as   Dealer's Commission     Sales charge as %     Sales charge     Dealer's
    purchase      charge as %   % of amount       as % of offering        of offering price     as % of amount   Commission as %
                  of offering   invested          price                                         invested         of offering
                     price                                                                                       price
------------------------------------------------------------------------------------------------------------------------------------
                                     *                                            Tax-Free Minnesota Intermediate Fund
------------------------------------------------------------------------------------------------------------------------------------
    Less than         3.75%                            3.25%                    2.75%                                2.35%
     $100,000
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
   $100,000 but       3.00%                            2.50%                    2.00%                                1.75%
  under $250,000
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
   $250,000 but       2.50%                            2.00%                    1.00%                                0.75%
  under $500,000
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
   $500,000 but       2.00%                            1.75%                    1.00%                                0.75%
     under $1
     million
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                   *Front-End Sales Charge as a percentage of the amount invested

------------------------------------------------------------------------------------------------------------------------------------
                                               3.75%                  3.00%                 2.50%                 2.00%
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Arizona
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Arizona Insured
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free California
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free California Insured
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Colorado
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Florida
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Florida Insured
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Idaho
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Iowa
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Kansas
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Minnesota
------------------------------------------------------------------------------------------------------------------------------------
Minnesota Insured
------------------------------------------------------------------------------------------------------------------------------------
Minnesota High-Yield
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Missouri Insured
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free New Mexico
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free New York
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free North Dakota
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Oregon Insured
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Wisconsin
------------------------------------------------------------------------------------------------------------------------------------

As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you may have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year and 0.50% if you redeem them within the second year for the following Funds.

--------------------------------------------------------------------------------------------------------
    Amount of purchase        Sales charge as %      Sales charge as %       Dealer's commission as % of
                              of offering price      of amount invested      offering price
--------------------------------------------------------------------------------------------------------

                                                       Tax-Free Funds,
                                                      Insured Funds and
                                                    Minnesota High-Yield

--------------------------------------------------------------------------------------------------------
$1 million up to $5 million         none                   none                       1.00%
--------------------------------------------------------------------------------------------------------
     Next $20 million               none                   none                       0.50%
     Up to $25 million
--------------------------------------------------------------------------------------------------------
  Amount over $25 million           none                   none                       0.25%
--------------------------------------------------------------------------------------------------------

If your financial adviser is paid a commission on your purchase, you may have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year for Tax-Free Minnesota Intermediate Fund.

--------------------------------------------------------------------------------------------------------
    Amount of purchase        Sales charge as %      Sales charge as %       Dealer's commission as % of
                              of offering price      of amount invested      offering price
--------------------------------------------------------------------------------------------------------
                                                        Minnesota
                                                    Intermediate Fund

--------------------------------------------------------------------------------------------------------
$1 million up to $5 million         none                   none                       0.50%
--------------------------------------------------------------------------------------------------------
  Amount over $5 million            none                   none                       0.25%
--------------------------------------------------------------------------------------------------------

Class B
o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o If you redeem Class B shares during the first two years after you buy them, the shares will be subject to a contingent deferred sales charge of 4%. The contingent deferred sales charge is 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter. For Tax-Free Minnesota Intermediate Fund, the contingent deferred sales charge is 2% during the two years, 1% during the third year and 0% thereafter.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information for details.

o For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Approximately eight years (five years for Tax-Free Minnesota Intermediate Fund) after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.25%. Conversion may occur as late as three months after, as applicable, the eighth or fifth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

Class C
o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within 12 months after you buy them.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information for details.

o Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and pay lower dividends than Class A shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

Each share class of the Funds has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How to reduce your sales charge
We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial adviser. You or your financial adviser must notify us at the time you purchase shares if you are eligible for any of these programs.

---------------------------------------------------------------------------------------------------------------------------
                  Program                    How it works                                        Share class
                                                                                        A           B          C
---------------------------------------------------------------------------------------------------------------------------
  Letter of Intent                             Through a Letter of Intent you           X        Although the Letter of
                                               agree to invest a certain                         Intent and Rights of
                                               amount in Delaware Investment                     Accumulation do not apply
                                               Funds (except money market                        to the purchase of Class
                                               funds with no sales charge)                       B and C shares, you can
                                               over a 13-month period to                         combine your purchase of
                                               qualify for reduced front-end                     Class A shares with your
                                               sales charges.                                    purchase of B and C
                                                                                                 shares to fulfill your
                                                                                                 Letter of Intent or
                                                                                                 qualify for Rights of
                                                                                                 Accumulation.
---------------------------------------------------------------------------------------------------------------------------
  Rights of Accumulation                       You can combine your holdings            X
                                               or purchases of all funds in the
                                               Delaware Investments family
                                               (except money market funds with
                                               no sales charge) as well as the
                                               holdings and purchases of your
                                               spouse and children under 21 to
                                               qualify for reduced front-end
                                               sales charges.
---------------------------------------------------------------------------------------------------------------------------
  Reinvestment of redeemed shares              Up to 12 months after you               X            X         Not
                                               redeem shares, you can reinvest                                available
                                               the proceeds without paying a
                                               front-end sales charge for
                                               Class A. For Class B your CDSC
                                               will be reimbursed.
---------------------------------------------------------------------------------------------------------------------------

How to buy shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.


[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.


[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014 12893 4013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.


[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

Once you have completed an application, you can generally open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. If you are buying shares under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Funds' net asset value (NAV) per share at the close of trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in a Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. We price all other securities at their fair market value using a method approved by the board of trustees.

How to redeem shares

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of $50,000 or more, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit, the First Union Bank fee (currently $7.50) will be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares before the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) you will receive the net asset value as determined on the business day we receive your request. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares--not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for Uniform Gift to Minors Act accounts or accounts with automatic investing plans) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The Automatic Investing Plan allows you to make regular monthly investments directly from your checking account.

Direct Deposit
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as Social Security or direct transfers from your bank account.

Wealth Builder Option
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund without paying a sales charge and without paying a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for similar shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.

MoneyLineSM On Demand Service
Through our MoneyLineSM On Demand Service, you or your financial adviser may transfer money between your Fund account and your predesignated bank account by telephone request. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000.

MoneyLine Direct Deposit Service
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

Systematic Withdrawal Plan
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

Dividends, distributions and taxes
For each Fund, dividends, if any, are paid monthly, while any capital gains are distributed annually. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your distributions from these Funds is the same whether you reinvest your dividends or receive them in cash.

Dividends paid by the Funds are generally expected to be exempt from federal income tax. However, they must be included in the tax base for determining how much of a shareholder's Social Security benefits are subject to federal income tax. Shareholders are required to disclose tax-exempt interest received from the Funds on their federal income tax returns.

Distributions from a Fund's long-term capital gains are taxable as capital gains. Short-term capital gains are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

The sale of Fund shares either through redemption or exchange, is a taxable event and may result in a capital gain or loss to shareholders.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year as well as all redemptions and exchanges.

The following discussion relates to federal and state taxation on each of the Funds described in this Prospectus. The information is current as of the date of this Prospectus. Distributions from the Funds including exempt-interest dividends and capital gains distributions may be subject to tax in states other than the one cited in each Fund's name. We do not intend this information to replace careful tax planning and we encourage you to consult your tax adviser regarding your own tax situation.

Arizona State Considerations
You may exclude any exempt interest dividends paid to you by the Arizona Tax-Free Funds from your Arizona taxable income if they can be excluded from your gross income for federal income tax purposes and if they are derived from interest on

o    obligations of the State of Arizona and its political subdivisions or

o obligations of United States possessions that are exempt from state taxation under federal law

This is the same tax treatment as if you held these securities directly rather than investing in them through a mutual fund.

California State Taxation
       You may exclude dividends paid to you by the California Tax-Free Funds from your taxable income for purposes of the California personal income tax, if
o    you are an individual, and
o your Fund properly identifies the dividends as California exempt interest dividends in a written notice mailed to you.

The portion of each California Tax-Free Fund's dividends that are designated as California exempt interest dividends may not exceed the amount of interest (minus certain non-deductible expenses) each Fund receives, during its taxable year, on obligations that would pay tax-exempt interest if held by an individual.

Each California Tax-Free Fund may designate dividends as exempt from California income tax, only if
o    it qualifies as a regulated investment company under the IRS Code, and
o if, at the close of each quarter of its taxable year, at least 50 percent of the value of its total assets consists of obligations the interest on which is exempt from taxation by the State of California when held by an individual.

Shareholders subject to the California Bank and Corporation Tax Law may have to pay the California franchise tax on any distributions, including California exempt interest dividends, that are paid by each California Tax-Free Fund.

Colorado State Taxation
       You may exclude any exempt interest dividends paid to you by the Tax-Free Colorado Fund from your Colorado taxable income if they can be excluded from your gross income for federal income tax purposes and if they are attributable to interest on:
o obligations of the State of Colorado or its political subdivisions which are issued on or after May 1, 1980,
o obligations of the State of Colorado or its political subdivisions which were issued before May 1, 1980, to the extent that such interest is specifically exempt from income taxation under the Colorado state laws authorizing the issuance of such obligations, and
o obligations of United States possessions that are exempt from state taxation under federal law

Florida State Taxation
       Florida does not currently impose an income tax on individuals. Florida does, however, impose a tax on intangible personal property held by individuals as of the first day of each calendar year. Under interpretations promulgated by the Florida Department of Revenue, shares in the Florida Tax-Free Funds are not subject to the intangible property tax so long as, on the last business day of each calendar year,
o all of the assets of the Florida Tax-Free Funds consist of obligations of the U.S. government and its agencies and territories that are exempt from state taxation under federal law, and
o obligations of the State of Florida and its municipalities, counties and other taxing districts.

       If the Florida Tax-Free Funds hold any other types of assets on that date, then the entire value of the shares in the Florida Tax-Free Funds (except for the portion attributable to U. S. government obligations) is subject to the intangible property tax. If the Funds were to invest in non-exempt securities, each Tax-Free Florida Fund would have to sell any non-exempt assets held in its portfolio during the year and reinvest the proceeds in exempt assets prior to December 31. If the Funds were to do so, transaction costs involved in repositioning the portfolio's assets would likely reduce each Fund's investment return and might, in extraordinary circumstances, eliminate any investment gains the Fund had achieved by investing in non-exempt assets during the year.

       Florida does impose an income tax on corporations and certain other entities; distributions from the Florida Tax-Free Funds may be subject to this income tax.

Idaho State Taxation
       According to a ruling which Tax-Free Idaho Fund received from the Idaho Department of Revenue, dated December 13, 1994, any exempt interest dividends paid to you by the Tax-Free Idaho Fund are not subject to either the Idaho personal income tax or the Idaho corporate income tax as long as the dividends are attributable to:

o interest earned on bonds issued by the State of Idaho, its cities and political subdivisions, or
o interest earned on obligations of the U.S. government or its territories and possessions that are exempt from state taxation under federal law.

Iowa State Taxation
       According to a ruling which Tax-Free Iowa Fund received from the Iowa Department of Revenue and Finance, dated May 21, 1993, dividends paid by a fund such as the Iowa Fund are not included in the income of the Iowa Fund shareholders subject to either the Iowa personal income tax or the Iowa corporate income tax (except in the case of shareholders that are financial institutions subject to the tax imposed by Iowa Code ss. 422.60) as long as:
o dividends are attributable to interest earned on bonds issued by the State of Iowa, its political subdivisions, agencies and instrumentalities, the interest on which is expressly exempt from state income taxation by Iowa statute, or
o dividends are attributable interest earned on obligations of the U.S. government or its territories and possessions and which have interest that is exempt from state taxation under federal law, and
o Tax-Free Iowa Fund provides statements to the shareholders identifying what percentage of dividends from the Tax-Free Iowa Fund are attributable to such interest.

Kansas State Taxation
       You may exclude any exempt interest dividends paid to you by the Tax-Free Kansas Fund from your taxable income if they can be excluded from your gross income for federal income tax purposes and if they are attributable to interest on:

o obligations of the State of Kansas or its political subdivisions issued after December 31, 1987,
o obligations of the State of Kansas or its political subdivisions issued prior to January 1, 1988, the interest on which is expressly exempt from income tax under Kansas law, and
o obligations of possessions of the United States that are exempt from state taxation under federal law.

       Distributions from Tax-Free Kansas Fund, including exempt interest dividends, may be subject to the taxes imposed by the State of Kansas on insurance companies and on banks, trust companies and savings and loan associations, when received by shareholders subject to these taxes.

Minnesota State Taxation
Minnesota taxable net income is generally based on federal taxable income. Individuals, estates and trusts may exclude the portion of exempt interest dividends that is derived from interest income on Minnesota tax-exempt obligations from their Minnesota taxable net income as long as the following condition is met:
o interest income from Minnesota tax-exempt obligations must represent 95% of the total exempt interest dividends paid to shareholders by the Fund.

Exempt interest dividends that are subject to the federal alternative minimum tax are also subject to the Minnesota alternative minimum tax on individuals, estates and trusts. Corporations that receive distributions from the Minnesota Funds, including exempt interest dividends, may be subject to the Minnesota income tax imposed on corporations.

       In 1995, the Minnesota Legislature enacted a statement of intent that interest on obligations of Minnesota governmental units and Indian tribes would be included in net income of individuals, estates and trusts for Minnesota income tax purposes if a court determines that Minnesota's exemption of such interest unlawfully discriminates against interstate commerce. This provision applies to taxable years that begin during or after the calendar year in which any such court decision becomes final, regardless of the date on which the obligations were issued. The Minnesota Funds are not aware of any decision in which a court has held that a state's exemption of interest on its own bonds or those of its political subdivisions or Indian tribes unlawfully discriminates against interstate commerce or otherwise conflicts with the United States Constitution. The Minnesota Funds cannot predict whether interest on the Minnesota obligations held by the Minnesota Funds would become taxable under this Minnesota statutory provision in the future.
Missouri State Taxation
       Individuals, trusts, estates and certain corporations may exclude any exempt interest dividends paid by the Tax-Free Missouri Insured Fund from their taxable income if the dividends can be excluded from gross income for federal income tax purposes and if the dividends are attributable to interest on:

o obligations of the State of Missouri or any of its political subdivisions or authorities, or
o obligations of possessions of the United States that are exempt from state taxation under federal law.

       Tax-Free Missouri Insured Fund must identify the source of such dividends in an annual notice mailed to shareholders.

       Distributions from the Tax-Free Missouri Insured Fund, including exempt interest dividends, may be subject to the franchise taxes imposed on banking institutions, credit institutions, credit unions and savings and loan associations when received by shareholders subject to such taxes.

Montana State Taxation
       Exempt interest dividends from the Montana Fund that are excluded from gross income for federal income tax purposes and that are attributable to:

o interest on obligations of the State of Montana or counties, municipalities, districts or other political subdivisions of the State of Montana; or
o interest on obligations of the United States government and other interest income that is exempt from taxation by Montana under federal law, are excluded from taxable income for purposes of the Montana personal income tax imposed on individuals, estates and trusts.

       Distributions from the Montana Fund, including exempt interest dividends, may be subject to the Montana corporate license and income taxes when received by shareholders subject to such taxes. Shares of the Montana Fund may be subject to the Montana property tax.

New Mexico State Taxation
       You may exclude any exempt interest dividends paid to you by the Tax-Free New Mexico Fund from your taxable income for purposes of the New Mexico income tax on individuals and the New Mexico corporate income and franchise tax imposed on corporations, if they can be excluded from gross income for federal income tax purposes and if they are attributable to interest on:

o    obligations of the United States,
o obligations of the State of New Mexico or any of its agencies, institutions, instrumentalities or political subdivisions, and
o obligations of possessions of the United States that are exempt from state taxation under federal law.

       The Tax-Free New Mexico Fund must provide an annual statement to each shareholder that identifies the source of income that was distributed to the shareholder in order for shareholders to exclude the tax-exempt dividends from their taxable income.

New York State and City Taxation
       You may exclude any exempt interest dividends paid to you by the Tax-Free New York Fund from your taxable income for purposes of the New York state income taxes and the New York City income tax on resident individuals, estates and trust, if they can be excluded from your gross income for federal income tax purposes and if they are attributable to interest on:

o    obligations of the State of New York or its political subdivisions,
o obligations of possessions of the United States that are exempt from state taxation under federal law.

       Dividends from the Tax-Free New Your Fund, including exempt interest dividends, may be taken into account in determining the New York State and New York City income and franchise taxes on business corporations, banking corporations and insurance companies when paid to shareholders subject to such taxes.

North Dakota State Taxation
       As long as the Tax-Free North Dakota Fund provides certain required information to the North Dakota tax commissioner in each year, individuals, estates and trusts may exclude exempt interest dividends from the Tax-

Free North Dakota Fund from taxable income for purposes of the North Dakota personal income tax if they can be excluded from gross income for federal income tax purposes and that are attributable to interest earned on:

o    obligations of the State of North Dakota or its political subdivisions

       However, to the extent that any exempt interest dividends from the Tax-Free North Dakota Fund are subject to the federal alternative minimum tax, such dividends could affect taxpayers' North Dakota income tax liability if they compute their tax liability using the optional "percentage of federal income tax liability" method permitted by North Dakota law.

       Distributions from the Tax-Free North Dakota Fund, including exempt interest dividends, may be subject to the North Dakota income tax imposed on corporations and the North Dakota tax imposed on the income of financial institutions when paid to shareholders subject to such taxes.

Oregon State Taxation
       You may exclude any exempt interest dividends paid to you by the Tax-Free Oregon Insured Fund from your taxable income for purposes of the income tax imposed by the State of Oregon on individuals, if the dividends can be excluded from gross income for federal income tax purposes and if they are attributable to interest on:

o    obligations of the State of Oregon or its political subdivisions, or
o obligations of possessions of the United States that are exempt from state taxation under federal law.

       Distributions from the Tax-Free Oregon Insured Fund, including exempt interest dividends, may be subject to the Oregon Corporate Excise Tax or Corporate Income Tax when paid to shareholders subject to such taxes.

Wisconsin State Taxation
       According to a ruling which Tax-Free Wisconsin Fund received from the Wisconsin Department of Revenue dated July 7, 1993, dividends paid by a fund such as the Tax-Free Wisconsin Fund are not included in the income of shareholders subject to the Wisconsin personal income tax as long as dividends paid are attributable to:

o interest earned on certain obligations of the State of Wisconsin, or Wisconsin agencies or political subdivisions, the interest on which is expressly exempt from Wisconsin personal income taxation by Wisconsin statute, or
o interest earned on obligations of the U.S. government or its territories and possessions, the interest on which is exempt from state taxation under federal law.

       Distributions from the Tax-Free Wisconsin Fund, including exempt interest dividends, may be subject to the Wisconsin Corporate Franchise Tax or Corporate Income Tax when received by shareholders subject to such taxes.

Certain management considerations

Year 2000
As with other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Each Fund is taking steps to obtain satisfactory assurances that its major service providers are taking steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Funds. The portfolio managers and investment professionals of the Fund consider Year 2000 compliance in the securities selection and investment process. However, there can be no guarantees that, even with their due diligence efforts, they will be able to predict the affect of Year 2000 on any company or the performance of its securities.

Fund companies

The Funds are separate series of the investment companies shown below.

Voyageur Insured Funds
      Delaware Tax-Free Arizona Insured Fund
      Delaware Minnesota Insured Fund

Voyageur Intermediate Tax Free Funds
      Delaware Tax-Free Minnesota Intermediate Fund

Voyageur Investment Trust
      Delaware Tax-Free California Insured Fund
      Delaware Tax-Free Florida Insured Fund
      Delaware Tax-Free Florida Fund
      Delaware Tax-Free Kansas Fund
      Delaware Tax-Free Missouri Insured Fund
      Delaware Tax-Free New Mexico Fund
      Delaware Tax-Free Oregon Insured Fund

Voyageur Mutual Funds
      Delaware Tax-Free Arizona Fund
      Delaware Tax-Free California Fund
      Delaware Tax-Free Iowa Fund
      Delaware Tax-Free Idaho Fund
      Delaware Minnesota High-Yield Municipal Bond Fund
      Delaware Tax-Free Montana Fund
      Delaware National High-Yield Municipal Bond Fund
      Delaware Tax-Free New York Fund
      Delaware Tax-Free Wisconsin Fund

Voyageur Mutual Funds II
      Delaware Tax-Free Colorado Fund

Voyageur Tax Free Funds
      Delaware Tax-Free Minnesota Fund
      Delaware Tax-Free North Dakota Fund

Financial information

Financial highlights

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.

-------------------------------------------------------------------------------------------
Delaware Tax-Free                                            Class A
Arizona Fund
-------------------------------------------------------------------------------------------
                                                     Eight                        Period
                                          Year      Months      Year      Year   3/2/95(3)
                                         Ended       Ended     Ended     Ended   through
                                          1999    8/31/98(1)   1997(2)    1996  12/31/95
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Net asset value, beginning of period               $11.140   $10.700   $10.750   $10.000
-------------------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------------------
Net investment income                                0.376     0.589     0.580     0.460
-------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
    from investments                                 0.170     0.455   (0.010)     0.840
                                                   -------   -------   -------   -------
-------------------------------------------------------------------------------------------
Total from investment operations                     0.546     1.044     0.570     1.300
                                                     -----     -----     -----     -----
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Less dividends and distributions:
-------------------------------------------------------------------------------------------
Dividends from net investment income               (0.376)   (0.589)   (0.580)   (0.460)
-------------------------------------------------------------------------------------------
Distributions from net realized gain on
   investment transactions                         (0.100)   (0.015)   (0.040)   (0.090)
                                                   -------   -------   -------   -------
-------------------------------------------------------------------------------------------
Total dividends and distributions                  (0.476)   (0.604)   (0.620)   (0.550)
                                                   -------   -------   -------   -------
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Net asset value, end of period                     $11.210   $11.140   $10.700   $10.750
                                                   =======   =======   =======   =======
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Total return(4)                                      4.99%    10.07%     5.48%    13.27%
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Ratios and supplemental data:
-------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)            $12,177   $10,916    $9,755    $6,225
-------------------------------------------------------------------------------------------
Ratio of expenses to average net assets              0.49%     0.48%     0.46%  0.52%(5)
-------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
   prior to expense limitation                       1.07%     1.08%     1.25%  1.25%(5)
-------------------------------------------------------------------------------------------
Ratio of net investment income to
    average net assets                               5.03%     5.42%     5.43%  5.19%(5)
-------------------------------------------------------------------------------------------
Ratio of net investment income to
    average net assets prior
    to expense limitation                            4.45%     4.82%     4.64%  4.46%(5)
-------------------------------------------------------------------------------------------
Portfolio turnover                                     96%       39%       70%       38%
-------------------------------------------------------------------------------------------

                            [RESTUBED TABLE FOR ABOVE]

-------------------------------------------------------------------------------------------
Delaware Tax-Free                                           Class B
Arizona Fund
-------------------------------------------------------------------------------------------
                                                     Eight                          Period
                                         Year       Months      Year      Year  6/29/95(3)
                                        Ended        Ended     Ended     Ended     through
                                         1999   8/31/98(1)     1997(2)   1996     12/31/95
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Net asset value, beginning of period               $11.140   $10.690   $10.740     $10.300
-------------------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------------------
Net investment income                                0.319     0.502     0.510       0.260
-------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
    from investments                                 0.160     0.469   (0.010)       0.530
                                                     -----     -----   -------       -----
-------------------------------------------------------------------------------------------
Total from investment operations                     0.479     0.971     0.500       0.790
                                                     -----     -----     -----       -----
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Less dividends and distributions:
-------------------------------------------------------------------------------------------
Dividends from net investment income               (0.319)   (0.506)   (0.510)     (0.260)
-------------------------------------------------------------------------------------------
Distributions from net realized gain on
    investment transactions                        (0.100)   (0.015)   (0.040)     (0.090)
                                                   -------   -------   -------     -------
-------------------------------------------------------------------------------------------
Total dividends and distributions                  (0.419)   (0.521)   (0.550)     (0.350)
                                                   -------   -------   -------     -------
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Net asset value, end of period                     $11.200   $11.140   $10.690     $10.740
                                                   =======   =======   =======     =======
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Total return(4)                                      4.38%     9.34%     4.84%       7.74%
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Ratios and supplemental data:
-------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)             $4,952    $3,711    $3,491      $1,629
-------------------------------------------------------------------------------------------
Ratio of expenses to average net assets              1.23%     1.22%     1.11%    0.99%(5)
-------------------------------------------------------------------------------------------
Ratio of expenses to average net assets              1.81%     1.82%     2.00%    2.00%(5)
    prior to expense limitation
-------------------------------------------------------------------------------------------
Ratio of net investment income to
    average net assets                               4.29%     4.68%     4.77%    4.60%(5)
-------------------------------------------------------------------------------------------
Ratio of net investment income to
    average net assets prior
    to expense limitation                            3.71%     4.08%     3.88%    3.59%(5)
-------------------------------------------------------------------------------------------
Portfolio turnover                                     96%       39%       70%         38%
-------------------------------------------------------------------------------------------

                            [RESTUBED TABLE FOR ABOVE]

-----------------------------------------------------------------------------------------
Delaware Tax-Free                                        Class C
Arizona Fund
-----------------------------------------------------------------------------------------
                                                     Eight                        Period
                                         Year       Months      Year     Year  5/13/95(3)
                                        Ended        Ended     Ended    Ended    through
                                         1999   8/31/98(1)     1997(2)   1996   12/31/95
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Net asset value, beginning of period               $11.160   $10.710  $10.760    $10.200
-----------------------------------------------------------------------------------------
Income from investment operations:
-----------------------------------------------------------------------------------------
Net investment income                                0.313     0.534    0.500      0.300
-----------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
    from investments                                 0.176     0.437  (0.010)      0.650
                                                     -----     -----  -------      -----
-----------------------------------------------------------------------------------------
Total from investment operations                     0.489     0.971    0.490      0.950
                                                     -----     -----    -----      -----
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Less dividends and distributions:
-----------------------------------------------------------------------------------------
Dividends from net investment income               (0.319)   (0.506)  (0.500)    (0.300)
-----------------------------------------------------------------------------------------
Distributions from net realized gain on
    investment transactions                        (0.100)   (0.015)  (0.040)    (0.090)
                                                   -------   -------  -------    -------
-----------------------------------------------------------------------------------------
Total dividends and distributions                  (0.419)   (0.521)  (0.540)    (0.390)
                                                   -------   -------  -------    -------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Net asset value, end of period                     $11.230   $11.160  $10.710    $10.760
                                                   =======   =======  =======    =======
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Total return(4)                                      4.46%     9.32%    4.70%      9.43%
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Ratios and supplemental data:
-----------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)               $632      $332      $23        $27
-----------------------------------------------------------------------------------------
Ratio of expenses to average net assets              1.23%     1.23%    1.21%   1.20%(5)
-----------------------------------------------------------------------------------------
Ratio of expenses to average net assets
    prior to expense limitation                      1.81%     1.83%    2.00%   2.00%(5)
-----------------------------------------------------------------------------------------
Ratio of net investment income to
    average net assets                               4.29%     4.67%    4.68%   4.65%(5)
-----------------------------------------------------------------------------------------
Ratio of net investment income to
    average net assets prior
    to expense limitation                            3.71%     4.07%    3.89%   3.85%(5)
-----------------------------------------------------------------------------------------
Portfolio turnover                                     96%       39%      70%        38%
-----------------------------------------------------------------------------------------

(1) Ratios have been annualized and the total returns has not been annualized.
(2) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
(3) Commencement of operations.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(5) Annualized.

Financial information

Financial highlights

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.

-------------------------------------------------------------------------------------------
Delaware Tax-Free                                         Class A
Arizona Insured Fund
-------------------------------------------------------------------------------------------
                                                  Eight
                                        Year     Months     Year      Year         Year
                                       Ended      Ended    Ended     Ended        Ended
                                        1999   8/31/98(1) 1997(2)      1996         1995
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Net asset value, beginning of period            $11.470   $11.060   $11.150       $9.860
-------------------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------------------
Net investment income                             0.358     0.548     0.530        0.540
-------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
   from investments                               0.080     0.416   (0.090)        1.310
                                                  -----     -----   -------        -----
-------------------------------------------------------------------------------------------
Total from investment operations                  0.438     0.964     0.440        1.850
                                                  -----     -----     -----        -----
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Less dividends and distributions:
-------------------------------------------------------------------------------------------
Dividends from net investment income            (0.358)   (0.554)   (0.530)      (0.560)
-------------------------------------------------------------------------------------------
Distributions from net realized
   gain on investment transactions                  ---       ---       ---          ---
                                                  -----     -----     -----        -----
-------------------------------------------------------------------------------------------
In excess of net realized gains                     ---       ---       ---          ---
                                                  -----     -----     -----        -----
-------------------------------------------------------------------------------------------
Total dividends and distributions               (0.358)   (0.554)   (0.530)      (0.560)
                                                -------   -------   -------      -------
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Net asset value, end of period                  $11.550   $11.470   $11.060      $11.150
                                                =======   =======   =======      =======
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Total return(4)                                   3.88%     8.96%     4.09%       19.10%
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Ratios and supplemental data:
-------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)        $179,306  $186,485  $209,258     $238,114
-------------------------------------------------------------------------------------------
Ratio of expenses to average net assets           0.84%     0.84%     0.82%        0.69%
-------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
   prior to expense limitation                    0.91%     0.89%     0.95%        0.95%
-------------------------------------------------------------------------------------------
Ratio of net investment income to
   average net assets                             4.68%     4.92%     4.89%        5.07%
-------------------------------------------------------------------------------------------
Ratio of net investment income to
   average net assets prior
   to expense limitation                          4.61%     4.87%     4.76%        4.81%
-------------------------------------------------------------------------------------------
Portfolio turnover                                  21%       42%       42%          42%
-------------------------------------------------------------------------------------------

                           [RESTUBED FOR TABLE ABOVE]

------------------------------------------------------------------------------------------------
Delaware Tax-Free                                             Class B
Arizona Insured Fund
------------------------------------------------------------------------------------------------
                                                       Eight                         Period
                                            Year      Months      Year      Year  3/10/95(3)
                                           Ended       Ended     Ended     Ended     through
                                            1999     8/31/98(1)  1997(2)    1996    12/31/95

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $11.460   $11.050   $11.140    $10.440
------------------------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------------------------
Net investment income                                  0.300     0.455     0.450      0.380
------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
   from investments                                    0.091     0.414   (0.090)      0.690
                                                       -----     -----   -------      -----
------------------------------------------------------------------------------------------------
Total from investment operations                       0.391     0.869     0.360      1.070
                                                       -----     -----     -----      -----
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
Less dividends and distributions:
------------------------------------------------------------------------------------------------
Dividends from net investment income                 (0.301)   (0.459)   (0.450)    (0.370)
------------------------------------------------------------------------------------------------
Distributions from net realized
   gain on investment transactions                       ---       ---       ---        ---
                                                       -----     -----     -----      -----
------------------------------------------------------------------------------------------------
In excess of net realized gains                          ---       ---       ---        ---
                                                       -----     -----     -----      -----
------------------------------------------------------------------------------------------------
Total dividends and distributions                    (0.301)   (0.459)   (0.450)    (0.370)
                                                     -------   -------   -------    -------
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
Net asset value, end of period                       $11.550   $11.460   $11.050    $11.140
                                                     =======   =======   =======    =======
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
Total return(4)                                        3.46%     8.06%     3.32%     10.36%
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
Ratios and supplemental data:
------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)               $4,782    $3,657    $3,110     $2,048
------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                1.59%     1.65%     1.59%   1.33%(5)
------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
   prior to expense limitation                         1.66%     1.70%     1.70%   1.60%(5)
------------------------------------------------------------------------------------------------
Ratio of net investment income to
   average net assets                                  3.93%     4.11%     4.11%   4.08%(5)
------------------------------------------------------------------------------------------------
Ratio of net investment income to
   average net assets prior
   to expense limitation                               3.86%     4.06%     4.00%   3.81%(5)
------------------------------------------------------------------------------------------------
Portfolio turnover                                       21%       42%       42%        42%
------------------------------------------------------------------------------------------------

                           [RESTUBED FOR TABLE ABOVE]

-------------------------------------------------------------------------------------------
Delaware Tax-Free                                           Class C
Arizona Insured Fund
-------------------------------------------------------------------------------------------
                                                       Eight
                                            Year      Months      Year      Year      Year
                                           Ended       Ended     Ended     Ended     Ended
                                            1999    8/31/98(1)   1997(2)    1996      1995
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $11.470   $11.060   $11.150    $9.860
-------------------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------------------
Net investment income                                  0.301     0.456     0.430     0.450
-------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
   from investments                                    0.090     0.414   (0.090)     1.310
                                                       -----     -----   -------     -----
-------------------------------------------------------------------------------------------
Total from investment operations                       0.391     0.870     0.340     1.760
                                                       -----     -----     -----     -----
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Less dividends and distributions:
-------------------------------------------------------------------------------------------
Dividends from net investment income                 (0.301)   (0.460)   (0.430)   (0.470)
-------------------------------------------------------------------------------------------
Distributions from net realized
   gain on investment transactions                       ---       ---       ---       ---
                                                       -----     -----     -----     -----
-------------------------------------------------------------------------------------------
In excess of net realized gains                          ---       ---       ---       ---
                                                       -----     -----     -----     -----
-------------------------------------------------------------------------------------------
Total dividends and distributions                    (0.301)   (0.460)   (0.430)   (0.470)
                                                     -------   -------   -------   -------
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Net asset value, end of period                       $11.560   $11.470   $11.060   $11.150
                                                     =======   =======   =======   =======
-----------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Total return(4)                                         3.46%     8.05%     3.18%    18.10%
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Ratios and supplemental data:
-------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                 $627      $675      $554      $541
-------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                1.59%     1.65%     1.70%     1.54%
-------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
   prior to expense limitation                         1.66%     1.70%     1.70%     1.69%
-------------------------------------------------------------------------------------------
Ratio of net investment income to
   average net assets                                  3.93%     4.11%     4.01%     4.18%
-------------------------------------------------------------------------------------------
Ratio of net investment income to
   average net assets prior
   to expense limitation                               3.86%     4.06%     4.01%     4.03%
-------------------------------------------------------------------------------------------
Portfolio turnover                                       21%       42%       42%       42%
-------------------------------------------------------------------------------------------

(1) Ratios have been annualized and the total returns has not been annualized.
(2) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
(3) Commencement of operations.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(5) Annualized.

Financial information

Financial highlights

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.

-------------------------------------------------------------------------------------------
Delaware Tax-Free                                         Class A
California Fund
-------------------------------------------------------------------------------------------
                                                    Eight                          Period
                                         Year      Months      Year      Year   3/2/95(3)
                                        Ended       Ended     Ended     Ended     through
                                         1999     8/31/98(1)  1997(2)    1996    12/31/95
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Net asset value, beginning of period              $11.050   $10.430   $10.640     $10.000
-------------------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------------------
Net investment income                               0.387     0.590     0.600       0.470
-------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
    from investments                                0.163     0.665   (0.180)       0.700
                                                    -----     -----   -------       -----
-------------------------------------------------------------------------------------------
Total from investment operations                    0.550     1.255     0.420       1.170
                                                    -----     -----     -----       -----
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Less dividends and distributions:
-------------------------------------------------------------------------------------------
Dividends from net investment income              (0.380)   (0.595)   (0.600)     (0.470)
-------------------------------------------------------------------------------------------
Distributions from net realized gain on
    investment transactions                          ---    (0.040)   (0.030)     (0.060)
                                                    -----   -------   -------     -------
-------------------------------------------------------------------------------------------
Total dividends and distributions                 (0.380)   (0.635)   (0.630)     (0.530)
                                                  -------   -------   -------     -------
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Net asset value, end of period                    $11.220   $11.050   $10.430     $10.640
                                                  =======   =======   =======     =======
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Total return(4)                                     5.07%    12.43%     4.21%      11.97%
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Ratios and supplemental data:
-------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)           $11,600    $4,385    $1,218      $1,012
-------------------------------------------------------------------------------------------
Ratio of expenses to average net assets             0.22%     0.13%     0.27%      0.46%(5)
-------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
    prior to expense limitation                     1.07%     1.19%     1.25%      1.22%(5)
-------------------------------------------------------------------------------------------
Ratio of net investment income to
    average net assets                              5.00%     5.32%     5.71%      5.57%(5)
-------------------------------------------------------------------------------------------
Ratio of net investment income to
    average net assets prior
    to expense limitation                           4.15%     4.26%     4.73%      4.81%(5)
-------------------------------------------------------------------------------------------
Portfolio turnover                                    62%       17%        8%         40%
-------------------------------------------------------------------------------------------

                           [RESTUBED TABLE FOR ABOVE]

-----------------------------------------------------------------------------------------------
Delaware Tax-Free                                             Class B
California Fund
-----------------------------------------------------------------------------------------------
                                                         Eight                           Period
                                            Year        Months      Year      Year   8/23/95(3)
                                           Ended         Ended     Ended     Ended      through
                                            1999      8/31/98(1) 1997(2)      1996     12/31/95
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $11.080   $10.440   $10.650       $9.960
-----------------------------------------------------------------------------------------------
Income from investment operations:
-----------------------------------------------------------------------------------------------
Net investment income                                    0.319     0.520     0.560        0.200
-----------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
    from investments                                     0.186     0.688   (0.180)        0.740
                                                         -----     -----   -------        -----
-----------------------------------------------------------------------------------------------
Total from investment operations                         0.505     1.208     0.380        0.940
                                                         -----     -----     -----        -----
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Less dividends and distributions:
-----------------------------------------------------------------------------------------------
Dividends from net investment income                   (0.325)   (0.528)   (0.560)      (0.190)
-----------------------------------------------------------------------------------------------
Distributions from net realized gain on
    investment transactions                               ---    (0.040)   (0.030)      (0.060)
                                                         -----   -------   -------      -------
-----------------------------------------------------------------------------------------------
Total dividends and distributions                      (0.325)   (0.568)   (0.590)      (0.250)
                                                       -------   -------   -------      -------
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Net asset value, end of period                         $11.260   $11.080   $10.440      $10.650
                                                       =======   =======   =======      =======
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Total return(4)                                          4.62%    11.91%     3.77%        9.52%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Ratios and supplemental data:
-----------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                 $8,962    $5,576      $660         $128
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                  0.97%     0.80%     0.50%     0.60%(5)
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
    prior to expense limitation                          1.82%     1.86%     2.00%     1.93%(5)
-----------------------------------------------------------------------------------------------
Ratio of net investment income to
    average net assets                                   4.27%     4.65%     5.34%     5.33%(5)
-----------------------------------------------------------------------------------------------
Ratio of net investment income to
    average net assets prior
    to expense limitation                                3.42%     3.59%     3.84%     4.00%(5)
-----------------------------------------------------------------------------------------------
Portfolio turnover                                         62%       17%        8%          40%
-----------------------------------------------------------------------------------------------

                           [RESTUBED TABLE FOR ABOVE]

--------------------------------------------------------------------------------------
Delaware Tax-Free                                         Class C
California Fund
--------------------------------------------------------------------------------------
                                                          Eight                Period
                                               Year      Months      Year   4/9/96(3)
                                              Ended       Ended     Ended     through
                                               1999    8/31/98(1)   1997(2)  12/31/96
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Net asset value, beginning of period                    $11.050   $10.420     $10.070
--------------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------------
Net investment income                                     0.335     0.487       0.370
--------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
    from investments                                      0.170     0.696       0.380
                                                          -----     -----       -----
--------------------------------------------------------------------------------------
Total from investment operations                          0.505     1.183       0.750
                                                          -----     -----       -----
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Less dividends and distributions:
--------------------------------------------------------------------------------------
Dividends from net investment income                    (0.325)   (0.513)     (0.370)
--------------------------------------------------------------------------------------
Distributions from net realized gain on
    investment transactions                                ---    (0.040)     (0.030)
                                                          -----   -------     -------
--------------------------------------------------------------------------------------
Total dividends and distributions                       (0.325)   (0.553)     (0.400)
                                                        -------   -------     -------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Net asset value, end of period                          $11.230   $11.050     $10.420
                                                        =======   =======     =======
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Total return(4)                                           4.64%    11.69%       7.58%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Ratios and supplemental data:
--------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                    $774      $109         $94
--------------------------------------------------------------------------------------
Ratio of expenses to average net assets                   0.97%     0.87%    0.78%(5)
--------------------------------------------------------------------------------------
Ratio of expenses to average net assets
   prior to expense limitation                            1.82%     1.93%    2.00%(5)
--------------------------------------------------------------------------------------
Ratio of net investment income to
    average net assets                                    4.27%     4.58%    5.13%(5)
--------------------------------------------------------------------------------------
Ratio of net investment income to
    average net assets prior
    to expense limitation                                 3.42%     3.52%    3.91%(5)
--------------------------------------------------------------------------------------
Portfolio turnover                                          62%       17%          8%
--------------------------------------------------------------------------------------

(1) Ratios have been annualized and the total returns has not been annualized.
(2) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
(3) Commencement of operations.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(5) Annualized.

Financial information

Financial highlights

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.


-------------------------------------------------------------------------------------
Delaware Tax-Free                                       Class A
California Insured
-------------------------------------------------------------------------------------
                                                  Eight
                                       Year      Months     Year     Year      Year
                                      Ended       Ended    Ended    Ended     Ended
                                       1999  8/31/98(1)  1997(2)     1996      1995
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
Net asset value, beginning of period          $10.980   $10.500   $10.650    $9.330
-------------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------------
Net investment income                           0.345     0.513     0.520     0.530
-------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
         from investments                       0.150     0.486   (0.150)     1.340
                                                -----     -----     -----     -----
-------------------------------------------------------------------------------------
Total from investment operations                0.495     0.999     0.370     1.870
                                                -----     -----     -----     -----
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
Less dividends and distributions:
-------------------------------------------------------------------------------------
Dividends from net investment income          (0.345)   (0.519)   (0.520)   (0.550)
-------------------------------------------------------------------------------------
Distributions from net realized
         gain on investment
         transactions                            ---       ---       ---       ---

-------------------------------------------------------------------------------------
Total dividends and distributions             (0.345)   (0.519)   (0.520)   (0.550)
                                              -------   -------   -------   -------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
Net asset value, end of period                $11.130   $10.980   $10.500   $10.650
                                              =======   =======   =======   =======
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
Total return(4)                                 4.58%     9.78%     3.63%    20.51%
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
Ratios and supplemental data:
-------------------------------------------------------------------------------------
Net assets, end of period (000
         omitted)                             $28,577   $26,923   $30,551   $33,860
-------------------------------------------------------------------------------------
Ratio of expenses to average net assets         0.94%     0.99%     0.82%     0.70%
-------------------------------------------------------------------------------------
Ratio of expenses to average net assets
         prior to expense limitation            0.94%     1.02%     1.01%     1.02%
-------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets                     4.69%     4.85%     5.05%     5.23%
-------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets prior
         to expense limitation                  4.69%     4.82%     4.86%     4.91%
-------------------------------------------------------------------------------------
Portfolio turnover                                44%       63%       55%      107%
-------------------------------------------------------------------------------------

(RESTUBBED TABLE)


---------------------------------------------------------------------------------------
Delaware Tax-Free                                           Class B
California Insured
---------------------------------------------------------------------------------------
                                                     Eight
                                           Year     Months      Year     Year    Year
                                          Ended      Ended     Ended    Ended   Ended
                                           1999  8/31/98(1)   1997(2)    1996    1995
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
Net asset value, beginning of period               $10.990   $10.500   $10.650   $9.330
---------------------------------------------------------------------------------------
Income from investment operations:
---------------------------------------------------------------------------------------
Net investment income                                0.290     0.457     0.480    0.500
---------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
         from investments                            0.140     0.495   (0.150)    1.330
                                                     -----     -----     -----    -----
---------------------------------------------------------------------------------------
Total from investment operations                     0.430     0.952     0.330    1.830
                                                     -----     -----     -----    -----
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
Less dividends and distributions:
---------------------------------------------------------------------------------------
Dividends from net investment income               (0.290)   (0.462)   (0.480)  (0.510)
---------------------------------------------------------------------------------------
Distributions from net realized
         gain on investment
         transactions                                 ---       ---       ---      ---

---------------------------------------------------------------------------------------
Total dividends and distributions                  (0.290)   (0.462)   (0.480)  (0.510)
                                                   -------   -------   -------  -------
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
Net asset value, end of period                     $11.130   $10.990   $10.500  $10.650
                                                   =======   =======   =======  =======
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
Total return(4)                                      3.96%     9.29%     3.22%   20.01%
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
Ratios and supplemental data:
---------------------------------------------------------------------------------------
Net assets, end of period (000
         omitted)                                   $6,588    $6,629    $6,717   $6,029
---------------------------------------------------------------------------------------
Ratio of expenses to average net assets              1.69%     1.53%     1.21%    1.10%
---------------------------------------------------------------------------------------
Ratio of expenses to average net assets
         prior to expense limitation                 1.69%     1.56%     1.76%    1.75%
---------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets                          3.94%     4.31%     4.64%    4.75%
---------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets prior
         to expense limitation                       3.94%     4.28%     4.09%    4.10%
---------------------------------------------------------------------------------------
Portfolio turnover                                     44%       63%       55%     107%
---------------------------------------------------------------------------------------

(RESTUBBED TABLE)



--------------------------------------------------------------------------------------------
Delaware Tax-Free                                            Class C
California Insured
--------------------------------------------------------------------------------------------
                                                     Eight                          Period
                                           Year     Months        Year     Year  4/12/95(3)
                                          Ended      Ended       Ended    Ended     through
                                           1999  8/31/98(1)     1997(2)    1996    12/31/95
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Net asset value, beginning of period                $10.940   $10.460   $10.650   $10.190
--------------------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------------------
Net investment income                                 0.289     0.485     0.440     0.250
--------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
         from investments                             0.151     0.432   (0.190)     0.530
                                                      -----     -----     -----     -----
--------------------------------------------------------------------------------------------
Total from investment operations                      0.440     0.917     0.250     0.780
                                                      -----     -----     -----     -----
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Less dividends and distributions:
--------------------------------------------------------------------------------------------
Dividends from net investment income                (0.290)   (0.437)   (0.440)   (0.320)
--------------------------------------------------------------------------------------------
Distributions from net realized
         gain on investment
         transactions                                  ---       ---       ---       ---

--------------------------------------------------------------------------------------------
Total dividends and distributions                   (0.290)   (0.437)   (0.440)   (0.320)
                                                    -------   -------   -------   -------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.090   $10.940   $10.460   $10.650
                                                    =======   =======   =======   =======
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Total return(4)                                       4.08%     8.98%     2.47%     7.77%
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Ratios and supplemental data:
--------------------------------------------------------------------------------------------
Net assets, end of period (000
         omitted)                                      $461      $476       $55       $53
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets               1.69%     1.71%     1.58%  1.53%(5)
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
         prior to expense limitation                  1.69%     1.74%     1.77%  1.77%(5)
--------------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets                           3.94%     4.13%     4.02%  4.25%(5)
--------------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets prior
         to expense limitation                        3.94%     4.10%     3.83%  4.01%(5)
--------------------------------------------------------------------------------------------
Portfolio turnover                                      44%       63%       55%      107%
--------------------------------------------------------------------------------------------

(1) Ratios have been annualized and the total returns has not been annualized.
(2) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
(3) Commencement of operations.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(5) Annualized.

Financial information

Financial highlights

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.

--------------------------------------------------------------------------------------
Delaware Tax-Free                                       Class A
Colorado Fund
--------------------------------------------------------------------------------------
                                                  Eight
                                       Year      Months     Year     Year      Year
                                      Ended       Ended    Ended    Ended     Ended
                                       1999  8/31/98(1)  1997(2)     1996      1995
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Net asset value, beginning of period          $11.380   $10.780   $10.900    $9.530
--------------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------------
Net investment income                           0.376     0.574     0.560     0.540
--------------------------------------------------------------------------------------
Net realized and unrealized gain
         (loss) from investments                0.130     0.618   (0.130)     1.380
                                                -----     -----     -----     -----
--------------------------------------------------------------------------------------
Total from investment operations                0.506     1.192     0.430     1.920
                                                -----     -----     -----     -----
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Less dividends and distributions:
--------------------------------------------------------------------------------------
Dividends from net investment income          (0.376)   (0.592)   (0.550)   (0.550)
--------------------------------------------------------------------------------------
Distributions from net realized
         gain on investment
         investment transactions                  ---       ---       ---       ---
--------------------------------------------------------------------------------------
Total dividends and distributions             (0.376)   (0.592)   (0.550)   (0.550)
                                              -------   -------   -------   -------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Net asset value, end of period                $11.510   $11.380   $10.780   $10.990
                                              =======   =======   =======   =======
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Total return(4)                                 4.51%    11.40%     4.08%    20.54%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Ratios and supplemental data:
--------------------------------------------------------------------------------------
Net assets, end of period (000
         omitted)                            $357,127  $357,993  $358,328  $392,815
--------------------------------------------------------------------------------------
Ratio of expenses to average net assets         0.83%     0.81%     0.78%     0.76%
--------------------------------------------------------------------------------------
Ratio of expenses to average net assets
         prior to expense limitation            0.92%     0.86%     0.91%     0.93%
--------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets                     4.93%     5.25%     5.27%     5.18%
--------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets prior
         to expense limitation                  4.84%     5.20%     5.14%     5.01%
--------------------------------------------------------------------------------------
Portfolio turnover                                36%       54%       40%       82%
--------------------------------------------------------------------------------------

(RESTUBBED TABLE)

----------------------------------------------------------------------------------
Delaware Tax-Free                                      Class B
Colorado Fund
----------------------------------------------------------------------------------
                                                Eight                      Period
                                      Year     Months      Year   Year  3/22/95(3)
                                     Ended      Ended     Ended  Ended     through
                                      1999  8/31/98(1)   1997(2)  1996    12/31/95
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
Net asset value, beginning of period          $11.380   $10.780   $10.900  $10.250
----------------------------------------------------------------------------------
Income from investment operations:
----------------------------------------------------------------------------------
Net investment income                           0.319     0.483     0.470    0.350
----------------------------------------------------------------------------------
Net realized and unrealized gain
         (loss) from investments                0.130     0.616   (0.130)    0.650
                                                -----     -----     -----    -----
----------------------------------------------------------------------------------
Total from investment operations                0.449     1.099     0.340    1.000
                                                -----     -----     -----    -----
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
Less dividends and distributions:
----------------------------------------------------------------------------------
Dividends from net investment income          (0.319)   (0.499)   (0.460)  (0.350)
----------------------------------------------------------------------------------
Distributions from net realized
         gain on investment
         investment transactions                  ---       ---       ---      ---
----------------------------------------------------------------------------------
Total dividends and distributions             (0.319)   (0.499)   (0.460)  (0.350)
                                              -------   -------   -------  -------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
Net asset value, end of period                $11.510   $11.380   $10.780  $10.900
                                              =======   =======   =======  =======
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
Total return(4)                                 3.99%    10.47%     3.25%    9.96%
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
Ratios and supplemental data:
----------------------------------------------------------------------------------
Net assets, end of period (000
         omitted)                             $10,726    $7,798    $4,172   $1,643
----------------------------------------------------------------------------------
Ratio of expenses to average net asset          1.58%     1.62%     1.58% 1.39%(5)
----------------------------------------------------------------------------------
Ratio of expenses to average net asset
         prior to expense limitation            1.67%     1.67%     1.65% 1.60%(5)
----------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets                     4.18%     4.44%     4.45% 3.96%(5)
----------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets prior
         to expense limitation                  4.09%     4.39%     4.38% 3.75%(5)
----------------------------------------------------------------------------------
Portfolio turnover                                36%       54%       40%      82%
----------------------------------------------------------------------------------

(RESTUBBED TABLE)



--------------------------------------------------------------------------------------------
Delaware Tax-Free                                            Class C
Colorado Fund
--------------------------------------------------------------------------------------------
                                                     Eight
                                           Year     Months        Year     Year        Year
                                          Ended      Ended       Ended    Ended       Ended
                                           1999  8/31/98(1)     1997(2)    1996        1995
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Net asset value, beginning of period               $11.380   $10.780   $10.900    $9.530
-------------------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------------------
Net investment income                                0.319     0.484     0.460     0.450
-------------------------------------------------------------------------------------------
Net realized and unrealized gain
         (loss) from investments                     0.140     0.615   (0.130)     1.370
-------------------------------------------------------------------------------------------
Total from investment operations                     0.459     1.099     0.330     1.820
                                                     -----     -----     -----     -----
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Less dividends and distributions:
-------------------------------------------------------------------------------------------
Dividends from net investment income               (0.319)   (0.499)   (0.450)   (0.450)
-------------------------------------------------------------------------------------------
Distributions from net realized
         gain on investment
         investment transactions                       ---       ---       ---       ---
-------------------------------------------------------------------------------------------
Total dividends and distributions                  (0.319)   (0.499)   (0.450)   (0.450)
                                                   -------   -------   -------   -------
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Net asset value, end of period                     $11.520   $11.380   $10.780   $10.900
                                                   =======   =======   =======   =======
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Total return(4)                                      4.08%    10.47%     3.17%    19.44%
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Ratios and supplemental data:
-------------------------------------------------------------------------------------------
Net assets, end of period (000
         omitted)                                   $2,068    $1,697    $1,522    $1,042
-------------------------------------------------------------------------------------------
Ratio of expenses to average net
         assets                                      1.58%     1.64%     1.66%     1.66%
-------------------------------------------------------------------------------------------
Ratio of expenses to average net
         assets prior to expense
         limitation                                  1.67%     1.69%     1.66%     1.66%
-------------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets                          4.18%     4.42%     4.40%     4.20%
-------------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets prior
         to expense limitation                       4.09%     4.37%     4.40%     4.20%
-------------------------------------------------------------------------------------------
Portfolio turnover                                     36%       54%       40%       82%
-------------------------------------------------------------------------------------------

(1) Ratios have been annualized and the total returns has not been annualized.
(2) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
(3) Commencement of operations.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(5) Annualized.

Financial information

Financial highlights

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.

--------------------------------------------------------------------------------------------
Delaware Tax-Free                                       Class A
Florida Fund
--------------------------------------------------------------------------------------------
                                                  Eight                      Period
                                       Year      Months     Year     Year  3/2/95(3)  Year
                                      Ended       Ended    Ended    Ended    through Ended
                                       1999  8/31/98(1)  1997(2)     1996   12/31/95  1999
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Net asset value, beginning of period          $11.020   $10.520   $10.730   $10.000
--------------------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------------------
Net investment income                           0.374     0.591     0.590     0.470
--------------------------------------------------------------------------------------------
Net realized and unrealized gain
         (loss) on investments                  0.215     0.523   (0.210)     0.750
                                                -----     -----   -------     -----
--------------------------------------------------------------------------------------------
Total from investment operations                0.589     1.114     0.380     1.220
                                                -----     -----     -----     -----
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Less dividends and distributions:
--------------------------------------------------------------------------------------------
Dividends from net investment income          (0.374)   (0.594)   (0.590)   (0.470)
--------------------------------------------------------------------------------------------
Distributions from net realized gain
         on investment transactions           (0.005)   (0.020)       --    (0.020)
--------------------------------------------------------------------------------------------
Total dividends and distributions             (0.379)   (0.614)   (0.590)   (0.490)
                                              -------   -------   -------   -------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Net asset value, end of period                $11.230   $11.020   $10.520   $10.730
                                              =======   =======   =======   =======
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Total return(4)                                 5.44%    10.93%     3.74%    12.49%
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Ratios and supplemental data:
--------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)        $9,988    $7,506    $5,761    $4,421
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets         0.55%     0.56%     0.33%  0.32%(5)
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
         prior to expense limitation            1.10%     1.11%     1.25%  1.25%(5)
--------------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets                     4.92%     5.53%     5.66%  5.26%(5)
--------------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets prior
         to expense limitation                  4.37%     4.98%     4.74%  4.33%(5)
--------------------------------------------------------------------------------------------
Portfolio turnover                                20%       19%       70%       64%
--------------------------------------------------------------------------------------------

(RESTUBBED TABLE)

--------------------------------------------------------------------------------------
Delaware Tax-Free                                          Class B
Florida Fund
--------------------------------------------------------------------------------------
                                                  Eight                        Period
                                        Year     Months      Year     Year  9/15/93(3)
                                       Ended      Ended     Ended    Ended     through
                                        1999  8/31/98(1)   1997(2)    1996    12/31/95
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Net asset value, beginning of period            $11.030   $10.530   $10.730  $10.370
--------------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------------
Net investment income                             0.318     0.527     0.560    0.150
--------------------------------------------------------------------------------------
Net realized and unrealized gain
         (loss) on investments                    0.215     0.531   (0.200)    0.380
                                                  -----     -----   -------    -----
--------------------------------------------------------------------------------------
Total from investment operations                  0.533     1.058     0.360    0.530
                                                  -----     -----     -----    -----
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Less dividends and distributions:
--------------------------------------------------------------------------------------
Dividends from net investment income            (0.318)   (0.538)   (0.560)  (0.150)
--------------------------------------------------------------------------------------
Distributions from net realized gain
         on investment transactions             (0.005)   (0.020)       --   (0.020)
--------------------------------------------------------------------------------------
Total dividends and distributions               (0.323)   (0.558)   (0.560)  (0.170)
                                                -------   -------   -------  -------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Net asset value, end of period                  $11.240   $11.030   $10.530  $10.730
                                                =======   =======   =======  =======
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Total return(4)                                   4.91%    10.35%     3.51%    5.10%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Ratios and supplemental data:
--------------------------------------------------------------------------------------
Net assets, end of period (000 omitted           $3,368    $2,685    $1,635     $101
--------------------------------------------------------------------------------------
Ratio of expenses to average net asset            1.30%     1.10%     0.76% 0.44%(5)
--------------------------------------------------------------------------------------
Ratio of expenses to average net asset
         prior to expense limitation              1.85%     1.65%     2.00% 2.00%(5)
--------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets                       4.17%     4.99%     5.23% 4.88%(5)
--------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets prior
         to expense limitation                    3.62%     4.44%     3.99% 3.32%(5)
--------------------------------------------------------------------------------------
Portfolio turnover                                  20%       19%       70%      64%
--------------------------------------------------------------------------------------

(RESTUBBED TABLE)


--------------------------------------------------------------------------------------------
Delaware Tax-Free                                            Class C
Florida Fund
--------------------------------------------------------------------------------------------
                                                     Eight                          Period
                                           Year     Months        Year     Year  4/22/95(3)
                                          Ended      Ended       Ended    Ended     through
                                           1999  8/31/98(1)     1997(2)    1996    12/31/95
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Net asset value, beginning of period              $11.020     $10.520   $10.730     $10.200
--------------------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------------------
Net investment income                               0.318       0.511     0.370       0.330
--------------------------------------------------------------------------------------------
Net realized and unrealized gain
         (loss) on investments                      0.225       0.521   (0.210)       0.560
                                                    -----       -----   -------       -----
--------------------------------------------------------------------------------------------
Total from investment operations                    0.543       1.032     0.160       0.890
                                                    -----       -----     -----       -----
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Less dividends and distributions:
--------------------------------------------------------------------------------------------
Dividends from net investment income              (0.318)     (0.512)   (0.370)     (0.340)
--------------------------------------------------------------------------------------------
Distributions from net realized gain
         on investment transactions               (0.005)     (0.020)       --      (0.020)
--------------------------------------------------------------------------------------------
Total dividends and distributions                 (0.323)     (0.532)   (0.370)     (0.360)
                                                  -------     -------   -------     -------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Net asset value, end of period                    $11.240     $11.020   $10.520     $10.730
                                                  =======     =======   =======     =======
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Total return(4)                                     5.01%      10.09%     2.97%       8.88%
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Ratios and supplemental data:
--------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)              $554        $133       $16          $9
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets             1.30%       1.31%     1.15%    1.11%(5)
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
         prior to expense limitation                1.85%       1.86%     2.00%    2.00%(5)
--------------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets                         4.17%       4.78%     4.83%    4.57%(5)
--------------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets prior
         to expense limitation                      3.62%       4.23%     3.98%    3.68%(5)
--------------------------------------------------------------------------------------------
Portfolio turnover                                    20%         19%       70%         64%
--------------------------------------------------------------------------------------------

(1) Ratios have been annualized and total return has not been annualized.
(2) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
(3) Commencement of operations.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(5) Annualized.

Financial information

Financial highlights

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.

----------------------------------------------------------------------------------------
Delaware Tax-Free                                          Class A
Florida Insured Fund
----------------------------------------------------------------------------------------
                                                      Eight
                                           Year      Months    Year     Year      Year
                                          Ended       Ended   Ended    Ended     Ended
                                           1999  8/31/98(1) 1997(2)     1996      1995
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Net asset value, beginning of period             $11.240   $10.710   $10.940    $9.520
----------------------------------------------------------------------------------------
Income from investment operations:
----------------------------------------------------------------------------------------
Net investment income                              0.355     0.548     0.530     0.540
----------------------------------------------------------------------------------------
Net realized and unrealized gain
         (loss) on investments                     0.130     0.536   (0.230)     1.440
                                                   -----     -----     -----     -----
----------------------------------------------------------------------------------------
Total from investment operations                   0.485     1.084     0.300     1.980
                                                   -----     -----     -----     -----
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Less dividends and distributions:
----------------------------------------------------------------------------------------
Dividends from net investment income             (0.355)   (0.554)   (0.530)   (0.560)
----------------------------------------------------------------------------------------
Distributions from net realized gain
         on investment transactions                  ---       ---       ---       ---
----------------------------------------------------------------------------------------
Total dividends and distributions                (0.355)   (0.554)   (0.530)   (0.560)
                                                 -------   -------   -------   -------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Net asset value, end of period                   $11.370   $11.240   $10.710   $10.940
                                                 =======   =======   =======   =======
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Total return(4)                                    4.38%    10.42%     2.90%    21.22%
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Ratios and supplemental data:
----------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)         $146,659  $162,097  $192,171  $242,425
----------------------------------------------------------------------------------------
Ratio of expenses to average net assets            0.87%     0.79%     0.73%     0.51%
----------------------------------------------------------------------------------------
Ratio of expenses to average net assets
         prior to expense limitation               1.05%     0.85%     0.96%     0.95%
----------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets                        4.72%     5.07%     5.02%     5.24%
----------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets prior
         to expense limitation                     4.54%     5.01%     4.79%     4.80%
----------------------------------------------------------------------------------------
Portfolio turnover                                   13%       15%       57%      101%
----------------------------------------------------------------------------------------

(RESTUBBED TABLE)

-------------------------------------------------------------------------------------------------------
Delaware Tax-Free                                             Class B                        Class C
Florida Insured Fund
-------------------------------------------------------------------------------------------------------
                                                      Eight                                    Period
                                            Year     Months       Year    Year    Year      1/8/99(3)
                                           Ended      Ended      Ended   Ended   Ended        through
                                            1999  8/31/98(1)   1997(2)    1996    1995        8/31/99
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $11.230   $10.710   $10.940   $9.520         $0.000
-------------------------------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------------------------------
Net investment income                                0.299     0.477     0.480    0.500          0.000
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
         (loss) on investments                       0.139     0.523   (0.230)    1.440          0.000
                                                     -----     -----     -----    -----          -----
-------------------------------------------------------------------------------------------------------
Total from investment operations                     0.438     1.000     0.250    1.940          0.000
                                                     -----     -----     -----    -----          -----
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Less dividends and distributions:
-------------------------------------------------------------------------------------------------------
Dividends from net investment income                (0.298)   (0.480)   (0.480)  (0.520)        (0.000)
-------------------------------------------------------------------------------------------------------
Distributions from net realized gain
         on investment transactions                    ---       ---       ---      ---           ---
-------------------------------------------------------------------------------------------------------
Total dividends and distributions                   (0.298)   (0.480)   (0.480)  (0.520)        (0.000)
                                                   -------   -------   -------  -------        -------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $11.370   $11.230   $10.710  $10.940        $00.000
                                                   =======   =======   =======  =======        =======
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Total return(4)                                      3.95%     9.58%     2.40%   20.76%            (5)
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
-------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)             $4,202    $3,943    $3,222   $2,814         $0,000
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets              1.62%     1.46%     1.24%    0.89%          0.00%
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
         prior to expense limitation                 1.80%     1.52%     1.72%    1.68%          0.00%
-------------------------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets                          3.97%     4.40%     4.51%    4.80%          0.00%
-------------------------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets prior
         to expense limitation                       3.79%     4.34%     4.03%    4.01%          0.00%
-------------------------------------------------------------------------------------------------------
Portfolio turnover                                     13%       15%       57%     101%            00%
-------------------------------------------------------------------------------------------------------

(1) Ratios have been annualized and total return has not been annualized.
(2) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
(3) Redemption of operations. Florida Insured C Class was established on September 29, 1997. However, the shareholders all liquidated by the end of 1997 and the Class was inactive until this date.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(5) Total return has been omitted as management believes that such information for this relatively short period is not meaningful.

Financial information

Financial highlights

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.


---------------------------------------------------------------------------------------
Delaware Tax-Free                                        Class A
Idaho Fund
---------------------------------------------------------------------------------------
                                                 Eight                         Period
                                       Year     Months     Year      Year    1/4/95(3)
                                      Ended      Ended    Ended     Ended    through
                                       1999   8/31/98(1)  1997(2)    1996    12/31/95
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Net asset value, beginning of period          $11.450   $10.910   $11.020   $10.000
---------------------------------------------------------------------------------------
Income from investment operations:
---------------------------------------------------------------------------------------
Net investment income                           0.356     0.551     0.580     0.600
---------------------------------------------------------------------------------------
Net realized and unrealized gain
  (loss) on investments                         0.115     0.552   (0.120)     1.100
---------------------------------------------------------------------------------------
Total from investment operations                0.471     1.103     0.460     1.700
                                                -----     -----     -----     -----
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Less dividends and distributions:
---------------------------------------------------------------------------------------
Dividends from net investment income           (0.356)   (0.563)   (0.570)   (0.600)
---------------------------------------------------------------------------------------
Distributions from net realized gain
  on investment transactions                   (0.005)       --        --    (0.080)
---------------------------------------------------------------------------------------
Total dividends and distributions              (0.361)   (0.563)   (0.570)   (0.680)
                                                -----     -----     -----     -----
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Net asset value, end of period                 $11.560   $11.450   $10.910   $11.020
                                               =======   =======   =======   =======
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Total return(4)                                  4.19%    10.41%     4.36%    17.48%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Ratios and supplemental data:
---------------------------------------------------------------------------------------
Net assets, end of period (000
  omitted)                                     $39,843   $33,788   $27,684   $13,540
---------------------------------------------------------------------------------------
Ratio of expenses to average net
  assets                                         0.95%     0.87%     0.60%    0.26%(5)
---------------------------------------------------------------------------------------
Ratio of expenses to average net
  assets prior to expense limitation             1.02%     1.02%     1.10%    1.25%(5)
---------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets                             4.65%     4.98%     5.29%    5.24%(5)
---------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets prior
  to expense limitation                          4.58%     4.83%     4.79%    4.25%(5)
---------------------------------------------------------------------------------------
Portfolio turnover                                  8%       19%       35%      42%
---------------------------------------------------------------------------------------


------------------------------------------------------------------------------------
Delaware Tax-Free                                       Class B
Idaho Fund
------------------------------------------------------------------------------------
                                                 Eight                     Period
                                        Year    Months     Year    Year  3/16/95(3)
                                       Ended     Ended    Ended   Ended   through
                                        1999  8/31/98(1)  1997(2)  1996   12/31/95
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Net asset value, beginning of period           $11.440   $10.890 $11.010  $10.500
------------------------------------------------------------------------------------
Income from investment operations:
------------------------------------------------------------------------------------
Net investment income                            0.298     0.487   0.520    0.420
------------------------------------------------------------------------------------
Net realized and unrealized gain
  (loss) on investments                          0.117     0.560  (0.130)   0.590
------------------------------------------------------------------------------------
Total from investment operations                 0.415     1.047   0.390    1.010
                                                 -----     -----   -----    -----
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Less dividends and distributions:
------------------------------------------------------------------------------------
Dividends from net investment income            (0.300)   (0.497) (0.510)  (0.420)
------------------------------------------------------------------------------------
Distributions from net realized gain
  on investment transactions                    (0.005)       --      --   (0.080)
------------------------------------------------------------------------------------
Total dividends and distributions               (0.305)   (0.497)  (0.510) (0.500)
                                                 -----     -----    -----   -----
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Net asset value, end of period                  $11.550  $11.440  $10.890 $11.010
                                                 ======= =======  ======= =======
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Total return(4)                                   3.68%    9.87%     3.75%   9.86%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Ratios and supplemental data:
------------------------------------------------------------------------------------
Net assets, end of period (000
  omitted)                                       $7,474   $6,827    $4,945 $1,977
------------------------------------------------------------------------------------
Ratio of expenses to average net
  assets                                          1.70%    1.46%     1.11%  0.79%(5)
------------------------------------------------------------------------------------
Ratio of expenses to average net
  assets prior to expense limitation              1.77%    1.61%     1.85%  1.90%(5)
------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets                              3.90%    4.39%     4.78%  4.68%(5)
------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets prior
  to expense limitation                           3.83%    4.24%     4.04%  3.57%(5)
------------------------------------------------------------------------------------
Portfolio turnover                                   8%      19%       35%    42%
------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------
Delaware Tax-Free                                              Class C
Idaho Fund
----------------------------------------------------------------------------------------------
                                                      Eight                          Period
                                            Year     Months      Year      Year    1/11/95(3)
                                           Ended      Ended     Ended     Ended     through
                                            1999   8/31/98(1)   1997(2)    1996    12/31/95
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Net asset value, beginning of period               $11.430    $10.900    $11.020   $10.040
----------------------------------------------------------------------------------------------
Income from investment operations:
----------------------------------------------------------------------------------------------
Net investment income                                0.302      0.459      0.500     0.500
----------------------------------------------------------------------------------------------
Net realized and unrealized gain
  (loss) on investments                              0.123      0.549     (0.130)    1.060
----------------------------------------------------------------------------------------------
Total from investment operations                     0.425      1.008      0.370     1.560
                                                    ------     ------     ------   -------
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Less dividends and distributions:
----------------------------------------------------------------------------------------------
Dividends from net investment income                (0.300)    (0.478)    (0.490)   (0.500)
----------------------------------------------------------------------------------------------
Distributions from net realized gain
  on investment transactions                        (0.005)        --         --    (0.080)
----------------------------------------------------------------------------------------------
Total dividends and distributions                   (0.305)    (0.478)    (0.490)   (0.580)
                                                    ------     ------     ------   -------
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Net asset value, end of period                     $11.550    $11.430    $10.900   $11.020
                                                   =======    =======    =======   =======
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Total return(4)                                      3.77%      9.49%      3.48%    15.81%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Ratios and supplemental data:
----------------------------------------------------------------------------------------------
Net assets, end of period (000
  omitted)                                          $1,719     $1,125       $822      $789
----------------------------------------------------------------------------------------------
Ratio of expenses to average net
  assets                                             1.70%      1.62%      1.33%     1.05%(5)
----------------------------------------------------------------------------------------------
Ratio of expenses to average net
  assets prior to expense limitation                 1.77%      1.77%      1.82%     2.00%(5)
----------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets                                 3.90%      4.23%      4.57%     4.48%(5)
----------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets prior
  to expense limitation                              3.83%      4.08%      4.08%     3.53%(5)
----------------------------------------------------------------------------------------------
Portfolio turnover                                      8%        19%        35%       42%
----------------------------------------------------------------------------------------------

(1) Ratios have been annualized and total return has not been annualized.
(2) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
(3) Commencement of operations.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(5) Annualized.

Financial information

Financial highlights

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.


--------------------------------------------------------------------------------------
Delaware Tax-Free                                        Class A
Iowa Fund
--------------------------------------------------------------------------------------
                                                Eight
                                       Year     Months     Year      Year     Year
                                      Ended     Ended     Ended     Ended    Ended
                                       1999   8/31/98(1)  1997(2)    1996     1995
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Net asset value, beginning of period            $10.060   $9.620    $9.830    $8.560
--------------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------------
Net investment income                             0.294    0.449     0.440     0.450
--------------------------------------------------------------------------------------
Net realized and unrealized gain
  (loss) on investments                           0.100    0.440    (0.210)    1.290
--------------------------------------------------------------------------------------
Total from investment operations                  0.394    0.889     0.230     1.740
                                                  -----    -----     -----     -----
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Less dividends:
--------------------------------------------------------------------------------------
Dividends from net investment income            (0.294)   (0.449)   (0.440)   (0.470)
                                                -------   -------   -------   -------
--------------------------------------------------------------------------------------
Total dividends                                 (0.294)   (0.449)   (0.440)   (0.470)
                                                -------   -------   -------   -------
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Net asset value, end of period                  $10.160  $10.060    $9.620    $9.830
                                                =======  =======    ======    ======
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Total return(4)                                   3.98%    9.49%     2.56%    20.80%
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Ratios and supplemental data:
--------------------------------------------------------------------------------------
Net assets, end of period (000
  omitted)                                      $39,345  $38,343   $40,037   $42,374
--------------------------------------------------------------------------------------
Ratio of expenses to average net
  assets                                          0.96%    0.91%     0.92%     0.72%
--------------------------------------------------------------------------------------
Ratio of expenses to average net
  assets prior to expense limitation              1.06%    0.97%     1.06%     1.06%
--------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets                              4.38%    4.62%     4.68%     4.88%
--------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets prior
  to expense limitation                           4.28%    4.56%     4.54%     4.54%
--------------------------------------------------------------------------------------
Portfolio turnover                                  13%      14%       14%       21%
--------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------
Delaware Tax-Free                                      Class B
Iowa Fund
-------------------------------------------------------------------------------------
                                                Eight                     Period
                                       Year     Months     Year    Year  3/24/95(3)
                                       Ended    Ended     Ended   Ended   through
                                       1999   8/31/98(1)  1997(2)  1996   12/31/95
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Net asset value, beginning of period           $10.060    $9.610    $9.830  $9.180
-------------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------------
Net investment income                            0.243     0.366     0.380   0.310
-------------------------------------------------------------------------------------
Net realized and unrealized gain
  (loss) on investments                          0.100     0.457   (0.220)   0.640
-------------------------------------------------------------------------------------
Total from investment operations                 0.343     0.823     0.160   0.950
                                                 -----     -----     -----   -----
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Less dividends:
-------------------------------------------------------------------------------------
Dividends from net investment income            (0.243)   (0.373)   (0.380) (0.300)
                                                -------   -------   ------- -------
-------------------------------------------------------------------------------------
Total dividends                                 (0.243)   (0.373)   (0.380) (0.300)
                                                -------   -------   ------- -------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Net asset value, end of period                 $10.160   $10.060    $9.610  $9.830
                                               =======   =======    ======  ======
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Total return(4)                                  3.46%     8.75%     1.76%  10.62%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Ratios and supplemental data:
-------------------------------------------------------------------------------------
Net assets, end of period (000
  omitted)                                      $3,910    $2,910    $1,645    $819
-------------------------------------------------------------------------------------
Ratio of expenses to average net
  assets                                         1.71%     1.67%     1.61%   1.28%(5)
-------------------------------------------------------------------------------------
Ratio of expenses to average net
  assets prior to expense limitation             1.81%     1.73%     1.81%   1.65%(5)
-------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets                             3.63%     3.86%     3.97%   4.06%(5)
-------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets prior
  to expense limitation                          3.53%     3.80%     3.77%   3.69%(5)
-------------------------------------------------------------------------------------
Portfolio turnover                                 13%       14%       14%     21%
-------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------
Delaware Tax-Free                                               Class C
Iowa Fund
-----------------------------------------------------------------------------------------
                                                            Eight               Period
                                                   Year     Months     Year    1/4/95(3)
                                                  Ended     Ended     Ended     through
                                                   1999   8/31/98(1)  1997(2)  12/31/95
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Net asset value, beginning of period             $10.060    $9.610    $9.830    $8.550
-----------------------------------------------------------------------------------------
Income from investment operations:
-----------------------------------------------------------------------------------------
Net investment income                              0.243     0.360     0.360     0.370
-----------------------------------------------------------------------------------------
Net realized and unrealized gain
  (loss) on investments                            0.100     0.456   (0.220)     1.280
-----------------------------------------------------------------------------------------
Total from investment operations                   0.343     0.816     0.140     1.650
                                                   -----     -----     -----     -----
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Less dividends:
-----------------------------------------------------------------------------------------
Dividends from net investment income              (0.243)   (0.366)   (0.360)   (0.370)
                                                  -------   -------   -------   -------
-----------------------------------------------------------------------------------------
Total dividends                                   (0.243)   (0.366)   (0.360)   (0.370)
                                                  -------   -------   -------   -------
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Net asset value, end of period                   $10.160   $10.060    $9.610    $9.830
                                                 =======   =======    ======    ======
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Total return(4)                                    3.46%     8.68%     1.56%    19.66%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Ratios and supplemental data:
-----------------------------------------------------------------------------------------
Net assets, end of period (000
  omitted)                                        $1,225      $871      $670      $462
-----------------------------------------------------------------------------------------
Ratio of expenses to average net
  assets                                           1.71%     1.74%     1.75%     1.61%(5)
-----------------------------------------------------------------------------------------
Ratio of expenses to average net
  assets prior to expense limitation               1.81%     1.80%     1.81%     1.72%(5)
-----------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets                               3.63%     3.79%     3.82%     3.74%(5)
-----------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets prior
  to expense limitation                            3.53%     3.73%     3.76%     3.63%(5)
-----------------------------------------------------------------------------------------
Portfolio turnover                                   13%       14%       14%       21%
-----------------------------------------------------------------------------------------


(1) Ratios have been annualized and total return has not been annualized.
(2) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
(3) Commencement of operations.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(5) Annualized.

Financial information

Financial highlights

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.


--------------------------------------------------------------------------------------
Delaware Tax-Free                                        Class A
Kansas Fund
--------------------------------------------------------------------------------------
                                                Eight                         Period
                                       Year     Months     Year      Year     4/12/95(3)
                                      Ended     Ended     Ended     Ended     through
                                       1999   8/31/98(1)  1997(2)    1996     12/31/95
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Net asset value, beginning of period            $11.060   $10.560   $10.730   $9.500
--------------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------------
Net investment income                             0.351     0.526     0.520    0.560
--------------------------------------------------------------------------------------
Net realized and unrealized gain
  (loss) on investments                           0.100     0.506   (0.170)    1.220
--------------------------------------------------------------------------------------
Total from investment operations                  0.451     1.032     0.350    1.780
                                                  -----     -----     -----    -----
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Less dividends and distributions:
--------------------------------------------------------------------------------------
Dividends from net investment income            (0.351)   (0.532)   (0.520)   (0.550)
--------------------------------------------------------------------------------------
Distributions from net realized gain
  on investment transactions                        --       --        --        --
--------------------------------------------------------------------------------------
Total dividends and distributions               (0.351)   (0.532)   (0.520)   (0.550)
                                                -------   -------   -------   -------
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Net asset value, end of period                  $11.160   $11.060   $10.560  $10.730
                                                =======   =======   =======  =======
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Total return(4)                                   4.14%    10.06%     3.43%   19.13%
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Ratios and supplemental data:
--------------------------------------------------------------------------------------
Net assets, end of period (000
  omitted)                                      $12,548   $10,663   $10,176  $10,677
--------------------------------------------------------------------------------------
Ratio of expenses to average net
  assets                                          0.89%     0.84%     0.83%    0.37%
--------------------------------------------------------------------------------------
Ratio of expenses to average net
  assets prior to expense limitation              0.99%     1.03%     1.21%    1.11%
--------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets                              4.75%     4.92%     4.97%    5.32%
--------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets prior
  to expense limitation                           4.65%     4.73%     4.59%    4.58%
--------------------------------------------------------------------------------------
Portfolio turnover                                  40%       30%       56%      19%
--------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------
Delaware Tax-Free                                      Class B
Kansas Fund
-------------------------------------------------------------------------------------
                                                Eight                     Period
                                       Year     Months     Year    Year   4/8/95(3)
                                       Ended    Ended     Ended   Ended   through
                                       1999   8/31/98(1)  1997(2)  1996   12/31/95
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Net asset value, beginning of period           $11.080   $10.570  $10.740  $10.190
-------------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------------
Net investment income                            0.296     0.440    0.450    0.340
-------------------------------------------------------------------------------------
Net realized and unrealized gain
  (loss) on investments                          0.099     0.516   (0.170)   0.540
-------------------------------------------------------------------------------------
Total from investment operations                 0.395     0.956    0.280    0.880
                                                 -----     -----    -----    -----
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Less dividends and distributions:
-------------------------------------------------------------------------------------
Dividends from net investment income            (0.295)   (0.446)  (0.450)  (0.330)
-------------------------------------------------------------------------------------
Distributions from net realized gain
  on investment transactions                        --       --        --       --
-------------------------------------------------------------------------------------
Total dividends and distributions               (0.295)   (0.446)  (0.450)  (0.330)
                                                -------   -------  -------  -------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Net asset value, end of period                 $11.180   $11.080  $10.570  $10.740
                                               =======   =======  =======  =======
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Total return(4)                                  3.62%     9.28%    2.69%    8.76%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Ratios and supplemental data:
-------------------------------------------------------------------------------------
Net assets, end of period (000
  omitted)                                      $3,694    $3,452   $2,402     $677
-------------------------------------------------------------------------------------
Ratio of expenses to average net
  assets                                         1.64%     1.61%    1.61%    0.94%(5)
-------------------------------------------------------------------------------------
Ratio of expenses to average net
  assets prior to expense limitation             1.74%     1.80%    2.00%    1.68%(5)
-------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets                             4.00%     4.15%    4.16     4.63%(5)
-------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets prior
  to expense limitation                          3.90%     3.96%    3.77%    3.89%(5)
-------------------------------------------------------------------------------------
Portfolio turnover                                 40%       30%      56%      19%
-------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------
Delaware Tax-Free                                              Class C
Kansas Fund
-------------------------------------------------------------------------------------------
                                                      Eight                        Period
                                             Year     Months     Year      Year  4/12/95(3)
                                            Ended     Ended     Ended     Ended    through
                                             1999   8/31/98(1)  1997(2)    1996   12/31/95
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                $11.050   $10.550   $10.720   $10.200
--------------------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------------------
Net investment income                                 0.296     0.439     0.430     0.320
--------------------------------------------------------------------------------------------
Net realized and unrealized gain
  (loss) on investments                               0.110     0.504   (0.170)     0.540
--------------------------------------------------------------------------------------------
Total from investment operations                      0.406     0.943     0.260     0.830
                                                      -----     -----     -----     -----
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Less dividends and distributions:
--------------------------------------------------------------------------------------------
Dividends from net investment income                 (0.296)   (0.443)   (0.430)   (0.310)
--------------------------------------------------------------------------------------------
Distributions from net realized gain
  on investment transactions                             --        --        --        --
--------------------------------------------------------------------------------------------
Total dividends and distributions                    (0.296)   (0.443)   (0.430)   (0.310)
                                                     -------   -------   -------   -------
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.160   $11.050   $10.550   $10.720
                                                    =======   =======   =======   =======
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Total return(4)                                       3.72%     9.17%     2.52%     8.29%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Ratios and supplemental data:
--------------------------------------------------------------------------------------------
Net assets, end of period (000
  omitted)                                             $127      $108       $90       $40
--------------------------------------------------------------------------------------------
Ratio of expenses to average net
  assets                                              1.64%     1.64%     1.77%     1.27%(5)
--------------------------------------------------------------------------------------------
Ratio of expenses to average net
  assets prior to expense limitation                  1.74%     1.83%     2.00%    1.79%(5)
--------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets                                  4.00%     4.12%     4.02%    4.21%(5)
--------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets prior
  to expense limitation                               3.90%     3.93%     3.79%    3.69%(5)
--------------------------------------------------------------------------------------------
Portfolio turnover                                      40%       30%       56%      19%
--------------------------------------------------------------------------------------------



(1) Ratios have been annualized and total return has not been annualized.
(2) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
(3) Commencement of operations.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(5) Annualized.

Financial information

Financial highlights

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.


--------------------------------------------------------------------------------------
Delaware Tax-Free                                        Class A
Missouri Insured Fund
--------------------------------------------------------------------------------------
                                                Eight
                                       Year     Months     Year      Year     Year
                                      Ended     Ended     Ended     Ended    Ended
                                       1999   8/31/98(1)  1997(2)    1996     1995
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Net asset value, beginning of period           $10.810   $10.370   $10.540    $9.270
--------------------------------------------------------------------------------------
Income from investment operations:
--------------------------------------------------------------------------------------
Net investment income                            0.333     0.504     0.520     0.520
--------------------------------------------------------------------------------------
Net realized and unrealized gain
  (loss) on investments                          0.060     0.446   (0.180)     1.290
--------------------------------------------------------------------------------------
Total from investment operations                 0.393     0.950     0.340     1.810
                                                 -----     -----     -----     -----
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Less dividends and distributions:
--------------------------------------------------------------------------------------
Dividends from net investment income            (0.333)   (0.510)   (0.510)   (0.540)
--------------------------------------------------------------------------------------
Distributions from net realized gain
  on investment transactions                        --        --        --        --
--------------------------------------------------------------------------------------
Total dividends and distributions               (0.333)   (0.510)   (0.510)   (0.540)
                                                -------   -------   -------   -------
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Net asset value, end of period                 $10.870   $10.810   $10.370   $10.540
                                               =======   =======   =======   =======
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Total return(4)                                  3.70%     9.43%     3.41%    19.96%
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Ratios and supplemental data:
--------------------------------------------------------------------------------------
Net assets, end of period (000
  omitted                                      $46,939   $48,565   $49,301   $50,211
--------------------------------------------------------------------------------------
Ratio of expenses to average net
  assets                                         0.92%     0.91%     0.71%     0.50%
--------------------------------------------------------------------------------------
Ratio of expenses to average net
  assets prior to expense limitation             1.02%     0.93%     1.03%     1.07%
--------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets                             4.64%     4.81%     5.05%     5.25%
--------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets prior
  to expense limitation                          4.54%     4.79%     4.73%     4.68%
--------------------------------------------------------------------------------------
Portfolio turnover                                 18%       12%       28%       31%
--------------------------------------------------------------------------------------




------------------------------------------------------------------------------------
Delaware Tax-Free                                        Class B
Missouri Insured Fund
-------------------------------------------------------------------------------------
                                                Eight
                                       Year     Months     Year     Year    Year
                                       Ended    Ended     Ended    Ended   Ended
                                       1999   8/31/98(1)  1997(2)   1996    1995
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Net asset value, beginning of period           $10.810   $10.370   $10.540   $9.270
-------------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------------
Net investment income                            0.279     0.425     0.460    0.480
-------------------------------------------------------------------------------------
Net realized and unrealized gain
  (loss) on investments                          0.060     0.451    (0.180)   1.280
-------------------------------------------------------------------------------------
Total from investment operations                 0.339     0.876     0.280    1.760
                                                 -----     -----     -----    -----
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Less dividends and distributions:
-------------------------------------------------------------------------------------
Dividends from net investment income            (0.279)   (0.436)   (0.450)  (0.490)
-------------------------------------------------------------------------------------
Distributions from net realized gain
  on investment transactions                        --        --        --       --
-------------------------------------------------------------------------------------
Total dividends and distributions               (0.279)   (0.436)   (0.450)  (0.490)
                                                -------   -------   -------  -------
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Net asset value, end of period                 $10.870   $10.810   $10.370  $10.540
                                               =======   =======   =======  =======
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Total return(4)                                  3.19%     8.66%     2.93%   19.18%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Ratios and supplemental data:
-------------------------------------------------------------------------------------
Net assets, end of period (000
  omitted                                      $11,317   $11,507   $10,432   $6,195
-------------------------------------------------------------------------------------
Ratio of expenses to average net
  assets                                         1.67%     1.61%     1.29%    0.97%
-------------------------------------------------------------------------------------
Ratio of expenses to average net
  assets prior to expense limitation             1.77%     1.63%     1.78%    1.81%
-------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets                             3.89%     4.11%     4.46%    4.70%
-------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets prior
  to expense limitation                          3.79%     4.09%     3.97%    3.86%
-------------------------------------------------------------------------------------
Portfolio turnover                                 18%       12%       28%      31%
-------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------
Delaware Tax-Free                                              Class C
Missouri Insured Fund
---------------------------------------------------------------------------------------------
                                                      Eight                        Period
                                             Year     Months     Year      Year   11/11/95(3)
                                            Ended     Ended     Ended     Ended    through
                                             1999   8/31/98(1)  1997(2)    1996    12/31/95
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $10.810   $10.370   $10.540    $10.360
----------------------------------------------------------------------------------------------
Income from investment operations:
----------------------------------------------------------------------------------------------
Net investment income                                  0.279     0.405     0.430      0.060
----------------------------------------------------------------------------------------------
Net realized and unrealized gain
  (loss) on investments                                0.070     0.455   (0.180)      0.170
----------------------------------------------------------------------------------------------
Total from investment operations                       0.349     0.860     0.250      0.230
                                                       -----     -----     -----      -----
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Less dividends and distributions:
----------------------------------------------------------------------------------------------
Dividends from net investment income                  (0.279)   (0.420)   (0.420)    (0.050)
----------------------------------------------------------------------------------------------
Distributions from net realized gain
  on investment transactions                              --        --        --         --
----------------------------------------------------------------------------------------------
Total dividends and distributions                     (0.279)   (0.420)   (0.420)    (0.050)
                                                     -------   -------   -------    -------
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Net asset value, end of period                       $10.880   $10.810   $10.370    $10.540
                                                     =======   =======   =======    =======
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Total return(4)                                        3.28%     8.49%     2.48%      2.24%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Ratios and supplemental data:
----------------------------------------------------------------------------------------------
Net assets, end of period (000
  omitted                                               $112      $225      $152        $20
----------------------------------------------------------------------------------------------
Ratio of expenses to average net
  assets                                               1.67%     1.74%     1.62%      1.22%(5)
----------------------------------------------------------------------------------------------
Ratio of expenses to average net
  assets prior to expense limitation                   1.77%     1.76%     1.78%      1.55%(5)
----------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets                                   3.89%     3.98%     4.10%      4.09%(5)
----------------------------------------------------------------------------------------------
Ratio of net investment income to
  average net assets prior
  to expense limitation                                3.79%     3.96%     3.94%      3.76%(5)
----------------------------------------------------------------------------------------------
Portfolio turnover                                       18%       12%       28%        31%
----------------------------------------------------------------------------------------------



(1) Ratios have been annualized and total return has not been annualized.
(2) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
(3) Commencement of operations.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(5) Annualized.

Financial information

Financial highlights

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.

---------------------------------------------------------------------------------------
Delaware Tax-Free                                         Class A
New Mexico Fund
---------------------------------------------------------------------------------------
                                                Eight
                                       Year     Months    Year      Year       Year
                                       Ended    Ended     Ended     Ended      Ended
                                       1999   8/31/98(1)  1997(2)   1996       1995
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Net asset value, beginning of period            $11.280   $10.790   $10.890    $9.590
---------------------------------------------------------------------------------------
Income from investment operations:
---------------------------------------------------------------------------------------
Net investment income                             0.364     0.547     0.540     0.520
---------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
         from investments                         0.171     0.503    (0.110)    1.330
                                                  -----     -----   -------     -----
---------------------------------------------------------------------------------------
Total from investment operations                  0.535     1.050     0.430     1.850
                                                  -----     -----     -----     -----
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
Less dividends and distributions:
---------------------------------------------------------------------------------------
Dividends from net investment income             (0.365)   (0.560)   (0.530)   (0.550)
---------------------------------------------------------------------------------------
Distributions from net realized gain on
         investment transactions                    ---       ---       ---       ---
                                                -------   -------   -------   -------
---------------------------------------------------------------------------------------
Total dividends and distributions                (0.365)   (0.560)   (0.530)   (0.550)
                                                -------   -------   -------   -------
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
Net asset value, end of period                  $11.450   $11.280   $10.790   $10.890
                                                =======   =======   =======   =======
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
Total return(4)                                   4.81%    10.01%     4.13%    19.64%
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
Ratios and supplemental data:
---------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)         $21,155   $18,959   $20,133   $21,402
---------------------------------------------------------------------------------------
Ratio of expenses to average net assets            1.00%     0.99%     0.88%     0.87%
---------------------------------------------------------------------------------------
Ratio of expenses to average net assets
         prior to expense limitation               1.15%     1.04%     1.07%     1.09%
---------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets                        4.81%     5.00%     5.06%     5.07%
---------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets prior
         to expense limitation                     4.66%     4.95%     4.87%     4.85%
---------------------------------------------------------------------------------------
Portfolio turnover                                   20%       28%       42%       55%
---------------------------------------------------------------------------------------

                               [RESTUBBED TABLE]

---------------------------------------------------------------------------------------
Delaware Tax-Free                                         Class B
New Mexico Fund
---------------------------------------------------------------------------------------
                                                 Eight
                                        Year     Months    Year      Year      Year
                                        Ended    Ended     Ended     Ended     Ended
                                        1999   8/31/98(1)  1997(2)   1996      1995
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Net asset value, beginning of period             $11.290   $10.790   $10.890   $9.590
---------------------------------------------------------------------------------------
Income from investment operations:
---------------------------------------------------------------------------------------
Net investment income                              0.309     0.465     0.460    0.460
---------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
         from investments                          0.169     0.508    (0.110)   1.320
                                                   -----     -----   -------    -----
---------------------------------------------------------------------------------------
Total from investment operations                   0.478     0.973     0.350    1.780
                                                   -----     -----     -----    -----
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
Less dividends and distributions:
---------------------------------------------------------------------------------------
Dividends from net investment income              (0.308)   (0.473)   (0.450)  (0.480)
---------------------------------------------------------------------------------------
Distributions from net realized gain on
         investment transactions                     ---       ---       ---      ---
                                                   -----     -----   -------    -----
---------------------------------------------------------------------------------------
Total dividends and distributions                 (0.308)   (0.473)   (0.450)  (0.480)
                                                 -------   -------   -------  -------
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
Net asset value, end of period                   $11.460   $11.290   $10.790  $10.890
                                                 =======   =======   =======  =======
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
Total return(4)                                    4.29%     9.24%     3.39%   18.84%
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
Ratios and supplemental data:
---------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)           $1,782    $1,065      $794     $605
---------------------------------------------------------------------------------------
Ratio of expenses to average net assets             1.75%     1.76%     1.61%    1.53%
---------------------------------------------------------------------------------------
Ratio of expenses to average net assets
         prior to expense limitation                1.90%     1.81%     1.82%    1.83%
---------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets                         4.06%     4.23%     4.31%    4.33%
---------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets prior
         to expense limitation                      3.91%     4.18%     4.10%    4.03%
---------------------------------------------------------------------------------------
Portfolio turnover                                    20%       28%       42%      55%
---------------------------------------------------------------------------------------

                               [RESTUBBED TABLE]

---------------------------------------------------------------------------------------
Delaware Tax-Free                                           Class C
New Mexico Fund
---------------------------------------------------------------------------------------
                                                        Eight              Period
                                             Year       Months    Year     5/7/96(3)
                                             Ended      Ended     Ended    through
                                             1999     8/31/98(1)  1997(2)  12/31/95
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Net asset value, beginning of period                    $11.280   $10.790   $10.410
---------------------------------------------------------------------------------------
Income from investment operations:
---------------------------------------------------------------------------------------
Net investment income                                     0.305     0.459     0.280
---------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
         from investments                                 0.183     0.495     0.370
                                                          -----     -----     -----
---------------------------------------------------------------------------------------
Total from investment operations                          0.448     0.954     0.650
                                                          -----     -----     -----
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
Less dividends and distributions:
---------------------------------------------------------------------------------------
Dividends from net investment income                     (0.308)   (0.464)   (0.270)
---------------------------------------------------------------------------------------
Distributions from net realized gain on
         investment transactions                            ---       ---       ---
                                                          -----     -----     -----
---------------------------------------------------------------------------------------
Total dividends and distributions                        (0.308)   (0.464)   (0.270)
                                                        -------   -------   -------
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
Net asset value, end of period                          $11.460   $11.280   $10.790
                                                        =======   =======   =======
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
Total return(4)                                           4.38%     9.06%     6.30%
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
Ratios and supplemental data:
---------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                    $394      $315      $341
---------------------------------------------------------------------------------------
Ratio of expenses to average net assets                    1.75%     1.84%     1.74%(5)
---------------------------------------------------------------------------------------
Ratio of expenses to average net assets
         prior to expense limitation                       1.90%     1.89%     1.83%(5)
---------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets                                4.06%     4.15%     4.21%(5)
---------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets prior
         to expense limitation                             3.91%     4.10%     4.12%(5)
---------------------------------------------------------------------------------------
Portfolio turnover                                           20%       28%       42%
---------------------------------------------------------------------------------------

(1)  Ratios have been annualized and the total returns has not been annualized.
(2) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
(3)  Commencement of operations.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(5)  Annualized.

Financial information

Financial highlights

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.

-------------------------------------------------------------------------------------------------------
Delaware Tax-Free                                               Class A
New York Fund
-------------------------------------------------------------------------------------------------------
                                                 Eight               Three
                                         Year    Months     Year     Months       Year     Year
                                         Ended   Ended      Ended    Ended        Ended    Ended
                                         1999    8/31/98(1) 1997(2)  12/31/96(3)  1996     1995
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $10.640   $10.690   $10.720     $10.870   $10.740
-------------------------------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------------------------------
Net investment income                               0.362     0.603     0.120      0.550     0.570
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
         on investments                             0.040     0.128     0.010      (0.130)    0.170
                                                    -----     -----     -----     -------     -----
-------------------------------------------------------------------------------------------------------
Total from investment operations                    0.402     0.731     0.130       0.420     0.740
                                                    -----     -----     -----       -----     -----
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Less dividends and distributions:
-------------------------------------------------------------------------------------------------------
Dividends from net investment income
                                                   (0.362)   (0.606)   (0.120)     (0.550)   (0.590)
-------------------------------------------------------------------------------------------------------
Distributions from net realized gain on
         investment transactions                   (0.010)   (0.175)   (0.040)     (0.020)   (0.020)
                                                   -------   -------   -------     -------   -------
-------------------------------------------------------------------------------------------------------
Total dividends and distributions                  (0.372)   (0.781)   (0.160)     (0.570)   (0.610)
                                                   -------   -------   -------     -------   -------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $10.670   $10.640   $10.690     $10.720   $10.870
                                                  =======   =======   =======     =======   =======
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Total return(5)                                      3.85%     7.09%     1.21%       3.94%     7.31%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
-------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)            $9.978    $9,563   $10,044     $10.548   $11,931
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets              1.00%     1.00%     0.97%(6)    1.34%     1.31%
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
     prior to expense limitation                     1.15%     1.39%     1.12%(6)    1.55%     1.82%
-------------------------------------------------------------------------------------------------------
Ratio of net investment income
      to average net assets                          5.12%     5.66%     5.31%(6)    5.14%     5.66%
-------------------------------------------------------------------------------------------------------
Ratio of net investment income
     to average net assets
     prior to expense limitation                     4.97%     5.27%     5.16%(6)    4.93%     5.15%
-------------------------------------------------------------------------------------------------------
Portfolio turnover                                     21%       30%        5%         12%       10%
-------------------------------------------------------------------------------------------------------

                               [RESTUBBED TABLE]

-------------------------------------------------------------------------------------------------------
Delaware Tax-Free                                               Class B
New York Fund
-------------------------------------------------------------------------------------------------------
                                                  Eight              Three                  Period
                                         Year     Months    Year     Months       Year    11/14/94(4)
                                        Ended     Ended     Ended    Ended        Ended     through
                                         1999   8/31/98(1) 1997(2) 12/31/96(3)    1995      9/30/95
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $10.610   $10.650   $10.690     $10.840   $10.340
-------------------------------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------------------------------
Net investment income                               0.311     0.524     0.100       0.470     0.430
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
         on investments                             0.049     0.136       ---      (0.130)    0.540
                                                    -----     -----  --------     -------     -----
-------------------------------------------------------------------------------------------------------
Total from investment operations                    0.360     0.660     0.100       0.340     0.970
                                                    -----     -----     -----       -----     -----
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Less dividends and distributions:
-------------------------------------------------------------------------------------------------------
Dividends from net investment income
                                                   (0.310)   (0.525)   (0.100)     (0.470)   (0.450)
-------------------------------------------------------------------------------------------------------
Distributions from net realized gain on
         investment transactions                   (0.010)   (0.175)   (0.040)     (0.020)   (0.020)
                                                  -------   -------   -------     -------   -------
-------------------------------------------------------------------------------------------------------
Total dividends and distributions                  (0.320)   (0.700)   (0.140)     (0.490)   (0.470)
                                                  -------   -------   -------     -------   -------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $10.650   $10.610   $10.650     $10.690   $10.840
                                                  =======   =======   =======     =======   =======
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Total return(5)                                      3.44%     6.39%     0.95%       3.14%     9.46%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
-------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)              $469      $167      $254        $448      $266
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets              1.75%     1.75%     1.87%(6)    2.09%     2.09%(6)
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
     prior to expense limitation                     1.90%     2.14%     2.00%(6)    2.30%     2.60%(6)
-------------------------------------------------------------------------------------------------------
Ratio of net investment income
      to average net assets                          4.37%     4.91%     4.43%(6)    4.39%     4.68%(6)
-------------------------------------------------------------------------------------------------------
Ratio of net investment income
     to average net assets
     prior to expense limitation                     4.22%     4.52%     4.30%(6)    4.18%     4.17%(6)
------------------------------------------------------------------------------------------------------
Portfolio turnover                                     21%       30%        5%         12%       10%
-------------------------------------------------------------------------------------------------------

                               [RESTUBBED TABLE]

-------------------------------------------------------------------------------------------------------
Delaware Tax-Free                                               Class C
New York Fund
-------------------------------------------------------------------------------------------------------
                                                  Eight               Three                 Period
                                        Year      Months    Year      Months     Year      4/26/95(4)
                                        Ended     Ended     Ended     Ended      Ended      through
                                        1999    8/31/98(1)  1997(2)  12/31/96(3)  1995       9/30/95
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $10.610   $10.660   $10.700     $10.850   $10.790
-------------------------------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------------------------------
Net investment income                               0.308     0.522     0.100       0.470     0.210
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
         on investments                             0.042     0.128       ---      (0.130)    0.060
                                                    -----     -----    ------     -------     -----
-------------------------------------------------------------------------------------------------------
Total from investment operations                    0.350     0.650     0.100       0.340     0.270
                                                    -----     -----     -----       -----     -----
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Less dividends and distributions:
-------------------------------------------------------------------------------------------------------
Dividends from net investment income
                                                   (0.310)   (0.525)   (0.100)     (0.470)   (0.210)
-------------------------------------------------------------------------------------------------------
Distributions from net realized gain on
         investment transactions                   (0.010)   (0.175)   (0.040)     (0.020)      ---
                                                  -------   -------   -------     -------   -------
-------------------------------------------------------------------------------------------------------
Total dividends and distributions                  (0.320)   (0.700)   (0.140)     (0.490)   (0.210)
                                                  -------   -------   -------     -------   -------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $10.640   $10.610   $10.660     $10.700   $10.850
                                                  =======   =======   =======     =======   =======
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Total return(5)                                      3.35%     6.29%     0.95%       3.14%     2.54%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
-------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)               $58       $56       $53         $52       $51
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets              1.75%     1.75%     1.84%(6)    2.09%     2.09%(6)
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
     prior to expense limitation                     1.90%     2.14%     2.00%(6)    2.30%     2.60%(6)
-------------------------------------------------------------------------------------------------------
Ratio of net investment income
      to average net assets                          4.37%     4.91%     4.45%(6)    4.39%     4.44%(6)
-------------------------------------------------------------------------------------------------------
Ratio of net investment income
     to average net assets
     prior to expense limitation                     4.22%     4.52%     4.29%(6)    4.18%     3.93%(6)
-------------------------------------------------------------------------------------------------------
Portfolio turnover                                     21%       30%        5%         12%       10%
-------------------------------------------------------------------------------------------------------

(1)  Ratios have been annualized and total return has not been annualized.
(2) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
(3) Effective November 16, 1996, the Fund's shareholders approved a change of investment advisor from Fortis Advisers, Inc. to Voyageur Fund Managers, Inc.
(4)  Commencement of operations.
(5) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(6)  Annualized.

Financial information

Financial highlights

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.

-------------------------------------------------------------------------------------------------------
Delaware Tax-Free                                                      Class A
North Dakota Fund
-------------------------------------------------------------------------------------------------------
                                                           Eight
                                               Year        Months       Year      Year       Year
                                               Ended       Ended        Ended     Ended      Ended
                                               1999      8/31/98(1)    1997(2)    1996       1995
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $11.320     $10.880    $11.000    $9.850
-------------------------------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------------------------------
Net investment income                                        0.364       0.546      0.540     0.540
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
         on investments                                      0.120       0.451     (0.130)    1.180
                                                             -----       -----    -------     -----
-------------------------------------------------------------------------------------------------------
Total from investment operations                             0.484       0.997      0.410     1.720
                                                             -----       -----      -----     -----
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Less dividends and distributions:
-------------------------------------------------------------------------------------------------------
Dividends from net investment income                        (0.364)     (0.557)    (0.530)   (0.570)
-------------------------------------------------------------------------------------------------------
Distributions from net realized gain on
         investment transactions                               ---         ---        ---       ---
                                                             -----       -----      -----     -----
-------------------------------------------------------------------------------------------------------
Distributions in excess of net realized gains                  ---         ---        ---       ---
                                                             -----       -----      -----     -----
-------------------------------------------------------------------------------------------------------
Total dividends and distributions                           (0.364)     (0.557)    (0.530)   (0.570)
                                                           -------     -------    -------   -------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $11.440     $11.320    $10.880   $11.000
                                                           =======     =======    =======   =======
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Total return(4)                                               4.35%       9.43%      3.89%    17.81%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
-------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                    $30,496     $30,965    $33,713   $36,096
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                       1.00%       1.00%      0.88%     0.81%
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
         prior to expense limitation                          1.15%       1.04%      1.08%     1.05%
-------------------------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets                                   4.82%       4.97%      5.01%     5.07%
-------------------------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets prior
         to expense limitation                                4.67%       4.93%      4.81%     4.83%
-------------------------------------------------------------------------------------------------------
Portfolio turnover                                              23%         41%        58%       45%
-------------------------------------------------------------------------------------------------------

                               [RESTUBBED TABLE]

-------------------------------------------------------------------------------------------------------
Delaware Tax-Free                                                      Class B
North Dakota Fund
-------------------------------------------------------------------------------------------------------
                                                           Eight
                                               Year        Months      Year       Year       Year
                                               Ended       Ended       Ended      Ended      Ended
                                               1999      8/31/98(1)   1997(2)     1996       1995
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $11.320     $10.880    $11.000    $9.850
-------------------------------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------------------------------
Net investment income                                        0.308       0.484      0.490     0.480
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
         on investments                                      0.119       0.451     (0.130)    1.180
                                                             -----       -----    -------     -----
-------------------------------------------------------------------------------------------------------
Total from investment operations                             0.427       0.935      0.360     1.660
                                                             -----       -----      -----     -----
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Less dividends and distributions:
-------------------------------------------------------------------------------------------------------
Dividends from net investment income                        (0.307)     (0.480)    (0.430)   (0.510)
-------------------------------------------------------------------------------------------------------
Distributions from net realized gain on
         investment transactions                               ---         ---        ---       ---
                                                             -----       -----    -------     -----
-------------------------------------------------------------------------------------------------------
Distributions in excess of net realized gains                  ---         ---        ---       ---
                                                             -----       -----    -------     -----
-------------------------------------------------------------------------------------------------------
Total dividends and distributions                           (0.307)     (0.480)    (0.430)   (0.510)
                                                           -------     -------    -------   -------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $11.440     $11.320    $10.880   $11.000
                                                           =======     =======    =======   =======
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Total return(4)                                               3.83%       8.82%      3.39%    17.24%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
-------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                       $980        $889       $700      $375
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                       1.75%       1.55%      1.36%     1.29%
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
         prior to expense limitation                          1.90%       1.59%      1.83%     1.79%
-------------------------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets                                   4.07%       4.42%      4.52%     4.56%
-------------------------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets prior
         to expense limitation                                3.92%       4.38%      4.05%     4.06%
-------------------------------------------------------------------------------------------------------
Portfolio turnover                                              23%         41%        58%       45%
-------------------------------------------------------------------------------------------------------

                               [RESTUBBED TABLE]

-------------------------------------------------------------------------------------------------------
Delaware Tax-Free                                                     Class C
North Dakota Fund
-------------------------------------------------------------------------------------------------------
                                                          Eight                             Period
                                               Year       Months      Year       Year      7/29/95(3)
                                               Ended      Ended       Ended      Ended      through
                                               1999       8/31/98(1)  1997(2)    1996       12/31/95
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $11.320     $10.870    $11.000    $10.510
-------------------------------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------------------------------
Net investment income                                       0.307       0.441      0.440      0.170
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
         on investments                                     0.110       0.468     (0.140)     0.500
                                                            -----       -----    -------      -----
-------------------------------------------------------------------------------------------------------
Total from investment operations                            0.417       0.909      0.300      0.670
                                                            -----       -----      -----      -----
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Less dividends and distributions:
-------------------------------------------------------------------------------------------------------
Dividends from net investment income                       (0.307)     (0.459)    (0.430)    (0.180)
-------------------------------------------------------------------------------------------------------
Distributions from net realized gain on
         investment transactions                              ---         ---        ---       ---
                                                            -----       -----      -----      -----
-------------------------------------------------------------------------------------------------------
Distributions in excess of net realized gains                 ---         ---        ---        ---
                                                            -----       -----      -----      -----
-------------------------------------------------------------------------------------------------------
Total dividends and distributions                          (0.307)     (0.459)    (0.430)    (0.180)
                                                          -------     -------    -------    -------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $11.430     $11.320    $10.870    $11.000
                                                          =======     =======    =======    =======
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Total return(4)                                              3.74%       8.57%      2.81%     6.47%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Ratios and supplemental data:
-------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                       $30         $41        $40       $20
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                      1.75%       1.87%      1.75%     1.73%(5)
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
         prior to expense limitation                         1.90%       1.91%      1.75%     1.73%(5)
-------------------------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets                                  4.07%       4.10%      4.06%     4.00%(5)
-------------------------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets prior
         to expense limitation                               3.92%       4.06%      4.06%     4.00%(5)
-------------------------------------------------------------------------------------------------------
Portfolio turnover                                             23%         41%        58%       45%
-------------------------------------------------------------------------------------------------------

(1)  Ratios have been annualized and total return has not been annualized.
(2) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
(3)  Commencement of operations.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(5)  Annualized.

Financial information

Financial highlights

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.

-------------------------------------------------------------------------------------------
Delaware Tax-Free                                          Class A
Oregon Insured Fund
-------------------------------------------------------------------------------------------
                                                       Eight
                                            Year      Months      Year      Year      Year
                                           Ended       Ended     Ended     Ended     Ended
                                            1999  8/31/98(1)   1997(2)      1996      1995
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $10.310    $9.870   $10.050    $8.920
-------------------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------------------
Net investment income                                  0.320     0.481     0.480     0.490
-------------------------------------------------------------------------------------------
Net realized and unrealized gain
         (loss) on investments                         0.120     0.444    (0.180)    1.140
                                                     -------   -------   -------   -------
-------------------------------------------------------------------------------------------
Total from investment operations                       0.440     0.925     0.300     1.630
                                                     -------   -------   -------   -------
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Less dividends:
-------------------------------------------------------------------------------------------
Dividends from net investment income                  (0.320)   (0.485)   (0.480)   (0.500)
-------------------------------------------------------------------------------------------
Total dividends                                       (0.320)   (0.485)   (0.480)   (0.500)
                                                     -------   -------   -------   -------
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Net asset value, end of period                       $10.430   $10.310    $9.870   $10.050
                                                     =======   =======    ======   =======
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Total return(4)                                        4.33%     9.66%     3.15%    18.71%
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Ratios and supplemental data:
-------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)              $24,336   $22,071   $20,913   $21,590
-------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                0.71%     0.71%     0.71%     0.54%
-------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
         prior to expense limitation                   1.03%     0.94%     1.07%     1.11%
-------------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets                            4.64%     4.83%     4.92%     5.12%
-------------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets prior
         to expense limitation                         4.32%     4.60%     4.56%     4.55%
-------------------------------------------------------------------------------------------
Portfolio turnover                                        5%        5%       40%       41%
-------------------------------------------------------------------------------------------

(RESTUBBED TABLE)

-------------------------------------------------------------------------------------------
Delaware Tax-Free                                           Class B
Oregon Insured Fund
-------------------------------------------------------------------------------------------
                                                     Eight
                                         Year       Months        Year      Year      Year
                                        Ended        Ended       Ended     Ended     Ended
                                         1999   8/31/98(1)     1997(2)      1996      1995
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Net asset value, beginning of period               $10.310      $9.870   $10.050    $8.920
-------------------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------------------
Net investment income                                0.268       0.422     0.430     0.440
-------------------------------------------------------------------------------------------
Net realized and unrealized gain
         (loss) on investments                       0.120       0.434    (0.180)    1.140
                                                     -----       -----     -----     -----
-------------------------------------------------------------------------------------------
Total from investment operations                     0.388       0.856     0.250     1.580
                                                     -----       -----     -----     -----
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Less dividends:
-------------------------------------------------------------------------------------------
Dividends from net investment income                (0.268)     (0.416)   (0.430)   (0.450)
-------------------------------------------------------------------------------------------
Total dividends                                     (0.268)     (0.416)   (0.430)   (0.450)
                                                   -------     -------   -------   -------
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Net asset value, end of period                     $10.430     $10.310    $9.870   $10.050
                                                   =======     =======    ======   =======
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Total return(4)                                      3.82%       8.90%     2.61%    18.10%
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Ratios and supplemental data:
-------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)             $6,011      $6,461    $4,758    $2,786
-------------------------------------------------------------------------------------------
Ratio of expenses to average net assets              1.46%       1.39%     1.25%     1.04%
-------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
         prior to expense limitation                 1.78%       1.62%     1.83%     1.86%
-------------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets                          3.89%       4.15%     4.37%     4.57%
-------------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets prior
         to expense limitation                       3.57%       3.92%     3.79%     3.75%
-------------------------------------------------------------------------------------------
Portfolio turnover                                     5%          5%       40%        41%
-------------------------------------------------------------------------------------------

(RESTUBBED TABLE)

---------------------------------------------------------------------------------------------------
Delaware Tax-Free                                          Class C
Oregon Insured Fund
---------------------------------------------------------------------------------------------------
                                                          Eight                             Period
                                              Year        Months       Year      Year     7/7/95(3)
                                             Ended        Ended       Ended     Ended       through
                                              1999   8/31/98(1)     1997(2)      1996      12/31/95
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $10.440      $9.880   $10.050        $9.630
---------------------------------------------------------------------------------------------------
Income from investment operations:
---------------------------------------------------------------------------------------------------
Net investment income                                     0.268       0.411     0.400         0.190
---------------------------------------------------------------------------------------------------
Net realized and unrealized gain
         (loss) on investments                            0.120       0.431    (0.170)        0.410
                                                          -----       -----     -----         -----
---------------------------------------------------------------------------------------------------
Total from investment operations                          0.388       0.842     0.230         0.600
                                                          -----       -----     -----         -----
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Less dividends:
---------------------------------------------------------------------------------------------------
Dividends from net investment income                     (0.268)     (0.402)   (0.400)       (0.180)
---------------------------------------------------------------------------------------------------
Total dividends                                          (0.268)     (0.402)   (0.400)       (0.180)
                                                        -------     -------   -------       -------
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Net asset value, end of period                          $10.440     $10.320    $9.880       $10.050
                                                        =======     =======    ======       =======
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Total return(4)                                           3.81%       8.75%     2.38%         6.35%
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Ratios and supplemental data:
---------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                    $999        $532      $360          $250
---------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                   1.46%       1.51%     1.55%      1.39%(5)
----------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
         prior to expense limitation                      1.78%       1.74%     1.82%      1.74%(5)
---------------------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets                               3.89%       4.03%     4.03%      4.00%(5)
---------------------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets prior
         to expense limitation                            3.57%       3.80%     3.76%      3.65%(5)
---------------------------------------------------------------------------------------------------
Portfolio turnover                                           5%          5%       40%           41%
---------------------------------------------------------------------------------------------------

(1) Ratios have been annualized and total return has not been annualized.
(2) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
(3) Commencement of operations.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(5) Annualized.

Financial information

Financial highlights

The financial highlights table is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918.

-----------------------------------------------------------------------------------------------
Delaware Tax-Free                                          Class A
Wisconsin Fund
-----------------------------------------------------------------------------------------------
                                                        Eight
                                            Year       Months       Year      Year      Year
                                           Ended        Ended      Ended     Ended     Ended
                                            1999   8/31/98(1)    1997(2)      1996      1995
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $10.010     $9.640    $9.780    $8.740
-----------------------------------------------------------------------------------------------
Income from investment operations:
-----------------------------------------------------------------------------------------------
Net investment income                                   0.304      0.466     0.460     0.480
-----------------------------------------------------------------------------------------------
Net realized and unrealized gain
         (loss) on investments                          0.070      0.383    (0.140)    1.040
                                                        -----      -----     -----     -----
-----------------------------------------------------------------------------------------------
Total from investment operations                        0.374      0.849     0.320     1.520
                                                        -----      -----     -----     -----
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Less dividends:
-----------------------------------------------------------------------------------------------
Dividends from net investment income                   (0.304)    (0.479)   (0.460)   (0.480)
-----------------------------------------------------------------------------------------------
Total dividends                                        (0.304)    (0.479)   (0.460)   (0.480)
                                                      -------    -------   -------   -------
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Net asset value, end of period                        $10.080    $10.010    $9.640    $9.780
                                                      =======    =======    ======    ======
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Total return(4)                                         3.80%      9.07%     3.49%    17.74%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Ratios and supplemental data:
-----------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)               $34,489    $30,879   $28,292   $26,449
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                 1.00%      1.00%     0.98%     0.88%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
         prior to expense limitation                    1.04%      1.07%     1.09%     1.09%
-----------------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets                             4.56%      4.76%     4.90%     5.05%
-----------------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets prior
         to expense limitation                          4.52%      4.68%     4.79%     4.84%
-----------------------------------------------------------------------------------------------
Portfolio turnover                                        16%        30%       38%       12%
-----------------------------------------------------------------------------------------------

(RESTUBBED TABLE)

-------------------------------------------------------------------------------------------------
Delaware Tax-Free                                                     Class B
Wisconsin Fund
-------------------------------------------------------------------------------------------------
                                                          Eight                           Period
                                              Year       Months      Year      Year   4/22/95(3)
                                             Ended        Ended     Ended     Ended      through
                                              1999   8/31/98(1)   1997(2)      1996     12/31/95
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $10.000    $9.630    $9.770       $9.390
-------------------------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------------------------
Net investment income                                     0.255     0.395     0.410        0.280
-------------------------------------------------------------------------------------------------
Net realized and unrealized gain
         (loss) on investments                            0.070     0.382    (0.140)       0.370
                                                          -----     -----     -----        -----
-------------------------------------------------------------------------------------------------
Total from investment operations                          0.325     0.777     0.270        0.650
                                                          -----     -----     -----        -----
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
Less dividends:
-------------------------------------------------------------------------------------------------
Dividends from net investment income                     (0.255)   (0.407)   (0.410)      (0.270)
-------------------------------------------------------------------------------------------------
Total dividends                                          (0.255)   (0.407)   (0.410)      (0.270)
                                                        -------   -------   -------      -------
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
Net asset value, end of period                          $10.070   $10.000    $9.630       $9.770
                                                        =======   =======    ======       ======
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
Total return(4)                                           3.29%     8.27%     2.84%        7.08%
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
Ratios and supplemental data:
-------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                  $2,621    $1,931    $1,339         $725
-------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                   1.75%     1.72%     1.66%     1.45%(5)
-------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
         prior to expense limitation                      1.79%     1.80%     1.85%     1.70%(5)
-------------------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets                               3.81%     4.03%     4.37%     4.31%(5)
-------------------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets prior
         to expense limitation                            3.77%     3.95%     4.18%     4.06%(5)
-------------------------------------------------------------------------------------------------
Portfolio turnover                                          16%       30%       38%          12%
-------------------------------------------------------------------------------------------------

(RESTUBBED TABLE)

-------------------------------------------------------------------------------------------------
Delaware Tax-Free                                              Class C
Wisconsin Fund
-------------------------------------------------------------------------------------------------
                                                         Eight                            Period
                                             Year       Months      Year      Year    3/28/95(3)
                                            Ended        Ended     Ended     Ended       through
                                             1999   8/31/98(1)     1997(2)   1996      12/31/95
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $10.030    $9.660    $9.790        $9.340
-------------------------------------------------------------------------------------------------
Income from investment operations:
-------------------------------------------------------------------------------------------------
Net investment income                                    0.259     0.380     0.390         0.300
-------------------------------------------------------------------------------------------------
Net realized and unrealized gain
         (loss) on investments                           0.075     0.390    (0.130)        0.440
                                                         -----     -----     -----         -----
-------------------------------------------------------------------------------------------------
Total from investment operations                         0.334     0.770     0.260         0.740
                                                         -----     -----     -----         -----
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
Less dividends:
-------------------------------------------------------------------------------------------------
Dividends from net investment income                    (0.254)   (0.400)   (0.390)       (0.290)
-------------------------------------------------------------------------------------------------
Total dividends                                         (0.254)   (0.400)   (0.390)       (0.290)
                                                       -------   -------   -------       -------
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
Net asset value, end of period                         $10.110   $10.030    $9.660        $9.790
                                                       =======   =======    ======        ======
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
Total return(4)                                          3.38%     8.16%     2.74%         8.06%
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
Ratios and supplemental data:
-------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                 $1,283      $689      $555           $73
-------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                  1.75%     1.81%     1.75%      1.77%(5)
-------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
         prior to expense limitation                     1.79%     1.89%     1.83%      1.77%(5)
-------------------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets                              3.81%     3.94%     4.12%      4.04%(5)
-------------------------------------------------------------------------------------------------
Ratio of net investment income to
         average net assets prior
         to expense limitation                           3.77%     3.86%     4.04%      4.04%(5)
-------------------------------------------------------------------------------------------------
Portfolio turnover                                         16%       30%       38%           12%
-------------------------------------------------------------------------------------------------

(1) Ratios have been annualized and total return has not been annualized.
(2) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the Fund's investment manager.
(3) Commencement of operations.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(5) Annualized.

How to read the Financial highlights

Net investment income
Net investment income includes dividend and interest income earned from the Fund's securities; it is after expenses have been deducted.

Net realized and unrealized gain (loss)
A realized gain on investments occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share that we pay to shareholders, if any, is listed under "Less dividends and distributions-Distributions from net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in the Fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in the Fund's portfolio, less any liabilities, that are attributable to that class of the Fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover has bought and sold half of the value of its total investment portfolio during the stated period.

[begin glossary]


Alternative minimum tax


Amortized cost
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

Average maturity
An average of when the individual bonds and other debt securities held in a portfolio will mature.

Bond
A debt security, like an IOU, issued by a company, municipality or government agency. In return for lending money to the issuer, a bond buyer generally receives fixed periodic interest payments and repayment of the loan amount on a specified maturity date. A bond's price changes prior to maturity and is inversely related to current interest rates. When interest rates rise, bond prices fall, and when interest rates fall, bond prices rise.

Bond ratings
Independent evaluations of creditworthiness, ranging from Aaa/AAA (highest quality) to D (lowest quality). Bonds rated Baa/BBB or better are considered investment grade. Bonds rated Ba/BB or lower are commonly known as junk bonds. See also Nationally recognized statistical rating organization.

Capital
The amount of money you invest.

Capital appreciation
An increase in the value of an investment.

Capital gains distributions
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial adviser for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial adviser for advice and service, rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See bond.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.


Dividend distribution
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income investment's price volatility. The larger the number, the greater the likely price change for a given change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial adviser
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities, the money you originally invested is paid back at a pre-specified maturity date. These securities, which include government, corporate or municipal bonds, as well as money market securities, typically pay a fixed rate of return (often referred to as interest). See bond.

Inflation
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

Lehman Brothers Municipal Bond Index
The Lehman Brothers Municipal Bond Index is an index that includes approximately 15,000 bonds. To be included in the index, a municipal bond must meet the following criteria: a minimum credit rating of at least Baa; has been part of a deal of at least $50 million; been issued within the last 5 years, and has a maturity of at least 2 years. Bonds subject to the Alternative Minimum Tax are excluded. Bonds with floating or zero coupons are also excluded

Lehman Brothers Insured Municipal Bond Index

Lehman Brothers Five-Year Municipal Bond Index


Management fee
The amount paid by a mutual fund to the investment adviser for management services, expressed as an annual percentage of the fund's average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying loan principal to bondholders.

National Association of Securities Dealers (NASD)
A self-regulating organization, consisting of brokerage firms (including distributors of mutual funds), that is responsible for overseeing the actions of its members.

Nationally recognized statistical rating organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal short-term issues, rating the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service (Moody's), Standard & Poor's Corporation (S&P), Duff & Phelps, Inc. (Duff), and Fitch IBCA, Inc. (Fitch).

Net asset value (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Price/earnings ratio
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

Principal
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

Sales charge
Charge on the purchase or redemption of fund shares sold through financial advisers. May vary with the amount invested. Typically used to compensate advisers for advice and service provided.

SEC (Securities and Exchange Commission)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

Share classes
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

Total return
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.


Uniform Gift to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

Volatility
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

--------------------------------------------------------------------------------
Fund name                       CUSIP number             NASDAQ symbol
--------------------------------------------------------------------------------

State-Specific Tax-Exempt Funds

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the report period. You can find more detailed information about the Funds in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in these Funds, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800.523.1918. You may also obtain additional information about the Funds from your financial adviser.

You can find reports and other information about the Funds on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Funds, including their Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Shareholder Service Center

800.523.1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

oFor fund information; literature; price, yield and performance figures.

oFor information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions; telephone redemptions and telephone exchanges.

Delaphone Service

800.362.FUND (800.362.3863)

oFor convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file numbers: 811-3910, 811-4364, 811-4977, 811-6411,
811-7742, 811-4989


                              DELAWARE
                             INVESTMENTS
                        Philadelphia * London

P-002 [--] PP 10/99

         Delaware Investments includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, shareholders of the Classes should contact their financial adviser or call Delaware Investments at 800-523-1918.


                                        ----------------------------------------
                                        Voyageur Tax Free Funds
                                        Voyageur Intermediate Tax Free Funds
                                        Voyageur Insured Funds
                                        Voyageur Investment Trust
                                        Voyageur Mutual Funds
                                        Voyageur Mutual Funds II

                                        ----------------------------------------
INVESTMENT MANAGER
Delaware Management Company             A CLASS
One Commerce Square                     ----------------------------------------
Philadelphia, PA 19103
                                        B CLASS
NATIONAL DISTRIBUTOR                    ----------------------------------------
Delaware Distributors, L.P.
1818 Market Street                      C CLASS
Philadelphia, PA 19103                  ----------------------------------------

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103                  PART B

INDEPENDENT AUDITORS                    STATEMENT OF
Ernst & Young LLP                       ADDITIONAL INFORMATION
Two Commerce Square                     ----------------------------------------
Philadelphia, PA  19103
                                        November 1, 1999
CUSTODIAN
Norwest Bank Minnesota, N.A.
Sixth Street & Marquette Avenue
Minneapolis, MN 55402








                                        --------------------
                                        DELAWARE INVESTMENTS
                                        --------------------



--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                                November 1, 1999

                             Voyageur Tax Free Funds
                      Voyageur Intermediate Tax-Free Funds
                             Voyageur Insured Funds
                            Voyageur Investment Trust
                              Voyageur Mutual Funds
                            Voyageur Mutual Funds II

                   1818 Market Street, Philadelphia, PA 19103

       For more information about the Institutional Classes: 800-510-4015

       For Prospectus, Performance and Information on Existing Accounts of Class A Shares, Class B Shares and Class C Shares: Nationwide 800-523-1918

         Dealer Services: (BROKER/DEALERS ONLY) Nationwide 800-362-7500

         This Statement of Additional Information ("Part B") describes shares of each fund listed below (individually, a "Fund" and collectively, the "Funds"), which is a series of an open-end management investment company, commonly referred to as a mutual fund. This Part B supplements the information contained in the current Prospectus for the Funds dated November 1, 1999, as it may be amended from time to time. Part B should be read in conjunction with the Funds' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into the Prospectus. The Prospectus for the Funds may be obtained by writing or calling your investment dealer or by contacting the Funds' national distributor, Delaware Distributors, L.P. (the "Distributor"), 1818 Market Street, Philadelphia, PA 19103. The Funds' financial statements, the notes relating thereto, the financial highlights and the report of independent auditors are incorporated by reference from the Annual Reports into this Part B. The Annual Reports will accompany any request for Part B. The Annual Reports can be obtained, without charge, by calling 800-523-1918.

 Delaware Tax-Free Arizona Insured Fund   Delaware Tax-Free Florida Fund            Delaware Tax-Free Missouri Insured
                                                                                    Fund
 Delaware Tax-Free Arizona Fund           Delaware Tax-Free Idaho Fund              Delaware Tax-Free Montana Fund
 Delaware Tax-Free California Insured     Delaware Tax-Free Iowa Fund               Delaware Tax-Free New Mexico Fund
 Fund
 Delaware Tax-Free California Fund        Delaware Tax-Free Minnesota               Delaware Tax-Free New York Fund
                                          Intermediate Fund
 Delaware Tax-Free Colorado Fund          Delaware Minnesota Insured Fund           Delaware Tax-Free North Dakota Fund
 Delaware Tax-Free Florida Insured Fund   Delaware Tax-Free Minnesota Fund          Delaware Tax-Free Oregon Insured
                                                                                    Fund
 Delaware Tax-Free Kansas Fund            Delaware Minnesota High-Yield Municipal   Delaware Tax-Free Wisconsin Fund
                                          Bond Fund

        Each Fund offers three retail classes of shares: "Class A Shares," "Class B Shares" and "Class C Shares" (individually, a "Class" and collectively, the "Classes"). This Part B describes each Fund and each Class, except where noted.

TABLE OF CONTENTS

--------------------------------------------------------------------------------
Cover Page
--------------------------------------------------------------------------------
Investment Restrictions and Policies
--------------------------------------------------------------------------------
Performance Information
--------------------------------------------------------------------------------
Trading Practices and Brokerage
--------------------------------------------------------------------------------
Purchasing Shares
--------------------------------------------------------------------------------
Investment Plans
--------------------------------------------------------------------------------
Determining Offering Price and Net Asset Value
--------------------------------------------------------------------------------
Redemption and Exchange
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------------------------------
Taxes
--------------------------------------------------------------------------------
Investment Management Agreements
--------------------------------------------------------------------------------
Officers and Trustees
--------------------------------------------------------------------------------
General Information
--------------------------------------------------------------------------------
Financial Statements
--------------------------------------------------------------------------------
Appendix A - Special Factors Affecting the Funds
--------------------------------------------------------------------------------
Appendix B - Investment Objectives of the Funds in the Delaware Investments
             Family
Appendix C - Description of Ratings


INVESTMENT RESTRICTIONS AND POLICIES

Investment Restrictions

Fundamental Investment Restrictions
        The Funds have adopted certain investment restrictions set forth below which cannot be changed without approval by holders of a majority of the outstanding voting shares of a Fund. As defined in the Investment Company Act of 1940 (the "1940 Act"), this means the lesser of the vote of (1) 67% of the shares of a Fund at a meeting where more than 50% of the outstanding shares of a Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of a Fund.

Each Fund may not:
         1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or other thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in certificates of deposit.

         2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

         3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

         4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         6. Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

         In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the prospectus, each Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

         1. The Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, the Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

         2. The Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

Additional Non-fundamental Investment Restrictions
        The following investment restrictions are non-fundamental to Tax-Free Arizona Insured Fund, Tax-Free Colorado Fund, Minnesota Insured Fund, Tax-Free Minnesota Intermediate Fund, Tax-Free Minnesota Fund and Tax-Free North Dakota Fund, Tax-Free California Insured Fund, Tax-Free Florida Fund, Tax-Free Florida Insured Fund, Tax-Free Kansas Fund, Tax-Free Missouri Fund, Tax-Free New Mexico Fund and Tax-Free Oregon Insured Fund.

These Funds will not:

        (1) Borrow money, except from banks for temporary or emergency purposes in an amount not exceeding 20% (10% for Tax-Free Colorado Fund) of the value of such Fund's total assets, including the amount borrowed. The Funds may not borrow for leverage purposes, and securities will not be purchased while borrowings are outstanding. Interest paid on any money borrowed will reduce such Fund's net income.

        (2) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of its total assets (taken at the lower of cost or current value) and then only to secure borrowings permitted by restriction (1) above.

        (3) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.

        (4) Make short sales of securities or maintain a short position for the account of such Fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

        (5) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

        (6) Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

        (7) Purchase or sell commodities or commodity contracts (including futures contracts).

        (8) Make loans, except by purchase of debt obligations in which such Fund may invest consistent with its investment policies, and through repurchase agreements.

        (9) Invest in securities of any issuer if, to the knowledge of such Fund, officers and directors or trustees of such Fund or officers and directors or trustees of such Fund's investment adviser who beneficially own more than 1/2 of 1% of the securities of that issuer together own more than 5% of such securities.

        (10) Invest 25% or more of its assets in the securities of issuers in any single industry, except that the Funds may invest without limitation, in circumstances in which other appropriate available investments may be in limited supply, in housing, health care and utility obligations; provided that there shall be no limitation on the purchase of Tax Exempt Obligations and, for defensive purposes, obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. (Note: For purposes of this investment restriction, the Funds' investment adviser (the "Manager") interprets "Tax Exempt Obligations" to exclude limited obligation bonds payable only from revenues derived from facilities or projects within a single industry.)

        (11) Invest more than 15% of its net assets in illiquid investments.

        The following non-fundamental investment restrictions apply to Tax-Free Iowa Fund and Tax-Free Wisconsin Fund.

These Funds will not:

        (1) Borrow money, except from banks for temporary or emergency purposes in an amount not exceeding 20% of the value of such Fund's total assets, including the amount borrowed. The Funds may not borrow for leverage purposes, and securities will not be purchased while borrowings are outstanding. Interest paid on any money borrowed will reduce such Fund's net income.

        (2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

        (3) Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

        (4) Make loans, except by purchase of debt obligations in which such Fund may invest consistent with its investment policies, and through repurchase agreements.

        (5) Invest 25% or more of its assets in the securities of issuers in any single industry, except that it may invest without limitation, in circumstances in which other appropriate available investments may be in limited supply, in housing, health care and/or utility obligations; provided that there shall be no limitation on the purchase of Tax Exempt Obligations and, for defensive purposes, obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. (Note: For purposes of this investment restriction, the Manager interprets "Tax Exempt Obligations" to exclude limited obligation bonds payable only from revenues derived from facilities or projects within a single industry.)

        (6) Issue any senior securities (as defined in the 1940 Act), except as set forth in investment restriction number (1) above, and except to the extent that purchasing or selling on a when-issued or forward commitment basis may be deemed to constitute issuing a senior security.

        (7) Purchase or sell commodities or commodity contracts (including futures contracts). This restriction shall not restrict such Fund from purchasing or selling, on a basis consistent with any restrictions contained in its then-current prospectus, any financial contracts or instruments which may be deemed commodities (including, by way of example and not by way of limitation, options, futures, and options on futures with respect, in each case, to interest rates, currencies, stock indices, bond indices or interest rate indices).

        (8) Make short sales of securities or maintain a short position for the account of such Fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

        The following restrictions are non-fundamental to Tax-Free Arizona Fund, Tax-Free California Fund, Tax-Free Idaho Fund, Minnesota High-Yield Municipal Bond Fund ("Minnesota High-Yield Fund"), Tax-Free New York Fund and Tax-Free Florida Fund.

These Funds will not:

        (1) Borrow money (provided that such Fund may enter into reverse repurchase agreements and, with respect to Minnesota High-Yield Fund only, repurchase agreements may not exceed 10% of its total assets), except from banks for temporary or emergency purposes in an amount not exceeding 20% of the value of such Fund's total assets, including the amount borrowed. The Funds may not borrow for leverage purposes, provided that such Funds may enter into reverse repurchase agreements for such purposes, and securities will not be purchased while outstanding borrowings exceed 5% of the value of such Fund's total assets.

        (2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of portfolio investments, such Fund may be deemed to be an underwriter under federal securities laws.

        (3) Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

        (4) Make loans, except by purchase of debt obligations in which such Fund may invest consistent with its investment policies, and through repurchase agreements.

        (5) Except with respect to Minnesota High-Yield Fund, invest 25% or more of its assets in the securities of issuers in any single industry (except that it may invest without limitation, in circumstances in which other appropriate available investments may be in limited supply, in housing, health care, utility, transportation, education and/or industrial obligations); provided that there shall be no limitation on the purchase of Tax Exempt Obligations and, for defensive purposes, obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. (Note: For purposes of this investment restriction, the Manager interprets "Tax Exempt Obligations" to exclude limited obligation bonds payable only from revenues derived from facilities or projects within a single industry.) Minnesota High-Yield Fund may not invest 25% or more of its total assets in the securities of any industry, although, for purposes of this limitation, tax-exempt securities and U.S. government obligations are not considered to be part of any industry.


        (6) Issue any senior securities (as defined in the 1940 Act), except as set forth in investment restriction number (1) above, and except to the extent that using options, futures contracts and options on futures contracts, purchasing or selling on a when-issued or forward commitment basis or using similar investment strategies may be deemed to constitute issuing a senior security.

        (7) Purchase or sell commodities or futures or options contracts with respect to physical commodities. This restriction shall not restrict such Fund from purchasing or selling, on a basis consistent with any restrictions contained in its then-current prospectus, any financial contracts or instruments which may be deemed commodities (including, by way of example and not by way of limitation, options, futures, and options on futures with respect, in each case, to interest rates, currencies, stock indices, bond indices or interest rate indices).

        The following non-fundamental investment restrictions apply to each Fund.

        None of the Funds will:

        (1) Invest more than 5% of its total assets in securities of any single investment company, nor more than 10% of its total assets in securities of two or more investment companies, except as part of a merger, consolidation or acquisition of assets.

        (2) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

        (3) With respect to Tax-Free Arizona Fund, Tax-Free California Fund, Tax-Free Florida Fund, Tax-Free Idaho Fund, Minnesota High-Yield Fund and Tax-Free New York Fund, make short sales of securities or maintain a short position for the account of such Fund, unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

        (4) With respect to Minnesota High-Yield Fund, write puts if, as a result, more than 50% of such Fund's assets would be required to be segregated to cover such puts.

        Except for Minnesota High-Yield Fund's policy with respect to borrowing, any investment restriction or limitation which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or a utilization of assets and such excess results therefrom.

Tax Exempt Obligations
        The term "Tax Exempt Obligations" refers to debt obligations issued by or on behalf of a state or territory or its agencies, instrumentalities, municipalities and political subdivisions, the interest payable on which is, in the opinion of bond counsel, excludable from gross income for purposes of federal income taxation (except, in certain instances, the alternative minimum tax, depending upon the shareholder's tax status) and with respect to the Funds, other than the three national funds, personal income tax of the state specified in a Fund's name, if any. Tax-Exempt Obligations are generally issued to obtain funds for various public purposes, including the construction or improvement of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Tax Exempt Obligations may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, Tax Exempt Obligations may be issued by or on behalf of public bodies to obtain funds to provide for the construction, equipping, repair or improvement of housing facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities and certain local facilities for water supply, gas, electricity, sewage or solid waste disposal.

        Securities in which the Funds may invest, including Tax Exempt Obligations, are subject to the provisions of bankruptcy, insolvency, reorganization and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by the United States Congress or a state's legislature extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations within constitutional limitations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest on and principal of their Tax Exempt Obligations may be materially affected.

        From time to time, legislation has been introduced in the United States Congress for the purpose of restricting the availability of or eliminating the federal income tax exemption for interest on Tax Exempt Obligations, some of which have been enacted. Additional proposals may be introduced in the future which, if enacted, could affect the availability of Tax Exempt Obligations for investment by the Funds and the value of each Fund's portfolio. In such event, management of the Funds may discontinue the issuance of shares to new investors and may reevaluate each Fund's investment objective and policies and submit possible changes in the structure of each Fund for shareholder approval.

        To the extent that the ratings given by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), or Fitch IBCA, Inc. (formerly Fitch Investors Service, L.P.) ("Fitch") for Tax Exempt Obligations may change as a result of changes in such organizations or their rating systems, the Funds will attempt to use comparable ratings as standards for their investments in accordance with the investment policies contained in the Funds' Prospectus and this Part B. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the Tax Exempt Obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings provide an initial criterion for selection of portfolio investments, the Manager will subject these securities to other evaluative criteria prior to investing in such securities.

         Each Fund may also acquire Derivative Tax Exempt Obligations, which are custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain Tax Exempt Obligations. The sponsor of these certificates or receipts typically purchases and deposits the securities in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Although under the terms of a custodial receipt, a Fund typically would be authorized to assert its rights directly against the issuer of the underlying obligation, a Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if a Fund had purchased a direct obligation of the issuer.

         In addition, in the event that the trust or custodial account in which the underlying security had been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, it would be subject to state (and with respect to Tax-Free New York Fund, potentially New York City) income tax (but not federal income tax) on the income it earned on the underlying security, and the yield on the security paid to such Fund and its shareholders would be reduced by the amount of taxes paid. Furthermore, amounts paid by the trust or custodial account to a Fund would lose their tax exempt character and become taxable, for federal and state purposes, in the hands of such Fund and its shareholders. However, each Fund will only invest in custodial receipts which are accompanied by a tax opinion stating that interest payable on the receipts is tax exempt. If a Fund invests in custodial receipts, it is possible that a portion of the discount at which that Fund purchases the receipts might have to be accrued as taxable income during the period that such Fund holds the receipts.

         The principal and interest payments on the Tax Exempt Obligations underlying custodial receipts or trust certificates may be allocated in a number of ways. For example, payments may be allocated such that certain custodial receipts or trust certificates may have variable or floating interest rates and others may be stripped securities which pay only the principal or interest due on the underlying Tax Exempt Obligations. The Funds may also invest in custodial receipts or trust certificates which are "inverse floating obligations" (also sometimes referred to as "residual interest bonds"). These securities pay interest rates that vary inversely to changes in the interest rates of specified short-term Tax Exempt Obligations or an index of short-term Tax Exempt Obligations. Thus, as market interest rates increase, the interest rates on inverse floating obligations decrease. Conversely, as market rates decline, the interest rates on inverse floating obligations increase. Such securities have the effect of providing a degree of investment leverage, since the interest rates on such securities will generally change at a rate which is a multiple of the change in the interest rates of the specified Tax Exempt Obligations or index. As a result, the market values of inverse floating obligations will generally be more volatile than the market values of other Tax Exempt Obligations and investments in these types of obligations will increase the volatility of the net asset value of shares of the Funds.

         For each Fund, other than Minnesota High-Yield Fund, investments in Derivative Tax Exempt Obligations, when combined with investments in below investment grade rated securities, will not exceed 20% of each Fund's total assets.

Forward Commitments
         New issues of Tax Exempt Obligations and other securities are often purchased on a "when issued" or delayed delivery basis, with delivery and payment for the securities normally taking place 15 to 45 days after the date of the transaction. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. Each Fund may enter into such "forward commitments" if it holds and maintains, until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price. There is no percentage limitation on each Fund's total assets which may be invested in forward commitments. Tax Exempt Obligations purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in value (both generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Tax Exempt Obligations purchased on a when-issued basis may expose a Fund to risk because they may experience such fluctuations prior to their actual delivery. Purchasing Tax Exempt Obligations on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Any significant commitment by a Fund to the purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value. Although each Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if the Manager deems it appropriate to do so. The Funds may realize short-term profits or losses upon the sale of forward commitments.

Floating and Variable Rate Demand Notes
        Variable rate master demand notes, in which the Funds may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

        A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the Funds' Manager under guidelines established by the Funds' Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under a Fund's investment policies. In making such determinations, the Manager will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, such Fund may re-sell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for a Fund to dispose of the variable or floating rate note involved in the event the issuer of the note defaulted on its payment obligations, and a Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

        With respect to Minnesota High-Yield Fund, variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceed 10% of such Fund's total assets only if such notes are subject to a demand feature that will permit that Fund to demand payment of the Principal within seven days after demand by such Fund. If not rated, such instruments must be found by Minnesota High-Yield Fund's Manager under guidelines established by such Fund's Board of Trustees, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments.

Escrow Secured Bonds or Defeased Bonds
        Escrow secured bonds or defeased bonds are created when an issuer refunds in advance of maturity (or pre-refunds) some of its outstanding bonds and it becomes necessary or desirable to set aside funds for redemption or payment of the bonds at a future date or dates. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest of the advance refunded bond. Escrow secured bonds will often receive a triple A rating from S&P, Moody's and Fitch. The Tax-Free Insured Funds will purchase escrow secured bonds without additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

State or Municipal Lease Obligations
        Municipal leases may take the form of a lease with an option to purchase, an installment purchase contract, a conditional sales contract or a participation certificate in any of the foregoing. In determining leases in which the Funds will invest, the Manager will evaluate the credit rating of the lessee and the terms of the lease. Additionally, the Manager may require that certain municipal leases be secured by a letter of credit or put arrangement with an independent financial institution. State or municipal lease obligations frequently have the special risks described below which are not associated with general obligation or revenue bonds issued by public bodies.

        The statutes of many states contain requirements with which such states and municipalities must comply whenever incurring debt. These requirements may include approving voter referendums, debt limits, interest rate limits and public sale requirements. Leases have evolved as a means for public bodies to acquire property and equipment without needing to comply with all of the statutory requirements for the issuance of debt. The debt-issuance limitations may be inapplicable for one or more of the following reasons: (1) the inclusion in many leases or contracts of "nonappropriation" clauses that provide that the public body has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis (the "nonappropriation" clause); (2) the exclusion of a lease or conditional sales contract from the definition of indebtedness under relevant state law; or (3) the lease provides for termination at the option of the public body at the end of each fiscal year for any reason or, in some cases, automatically if not affirmatively renewed.

        If the lease is terminated by the public body for nonappropriation or another reason not constituting a default under the lease, the rights of the lessor or holder of a participation interest therein are limited to repossession of the leased property without any recourse to the general credit of the public body. The disposition of the leased property by the lessor in the event of termination of the lease might, in many cases, prove difficult or result in loss.

Concentration
         In applying a Fund's policy on concentration: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

Concentration Policy
        Except with respect to Minnesota High-Yield Fund, although each Fund may invest 25% or more of its total assets in limited obligation bonds, no Fund will invest 25% or more of its total assets in limited obligation bonds payable only from revenues derived from facilities or projects within a single industry, except that the Funds may invest without limitation, in circumstances in which other appropriate available investments may be in limited supply, in housing, health care and/or utility obligations. Tax-Free Arizona Fund, Tax-Free California Fund, Tax-Free Florida Fund, Tax-Free Idaho Fund and Tax-Free New York Fund also may, under such circumstances, invest in transportation, education and/or industrial obligations. Minnesota High-Yield Fund has a fundamental policy that restricts it from investing 25% or more of its total assets in the securities of any industry, although, for purposes of this limitation, tax-exempt securities and U.S. government obligations are not considered to be part of any industry. Minnesota High-Yield Fund may invest 25% or more of its total assets in industrial development revenue bonds. In addition, it is possible that such Fund from time to time will invest 25% or more of its total assets in a particular segment of the municipal bond market, such as housing, health care, utility, transportation, education or industrial obligations. In such circumstances, economic, business, political or other changes affecting one bond (such as proposed legislation affecting the financing of a project; shortages or price increases of needed materials; or a declining market or need for the project) might also affect other bonds in the same segment, thereby potentially increasing market or credit risk.

        Appropriate available investments may be in limited supply, from time to time in the opinion of the Manager, due to, among other things, each Fund's investment policy of investing primarily in obligations of its state (and the state's municipalities, other political subdivisions and public authorities) and of investing primarily in investment grade (high grade, with respect to the Tax-Free Insured Funds) securities. Additionally, the insurance policies of the Tax-Free Insured Funds may affect the appropriate available investment supply from time to time in the opinion of the Manager. Certain of the risks set forth below may be reduced or eliminated to the extent a Fund invests in insured Tax Exempt Obligations.

        Housing Obligations. Each Fund may invest, from time to time, 25% or more of its total assets in obligations of public bodies, including state and municipal housing authorities, issued to finance the purchase of single-family mortgage loans or the construction of multifamily housing projects. Economic and political developments, including fluctuations in interest rates, increasing construction and operating costs and reductions in federal housing subsidy programs, may adversely impact on revenues of housing authorities. Furthermore, adverse economic conditions may result in an increasing rate of default of mortgagors on the underlying mortgage loans. In the case of some housing authorities, inability to obtain additional financing also could reduce revenues available to pay existing obligations. Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par at any time in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

        Health Care Obligations. Each Fund may invest, from time to time, 25% or more of its total assets in obligations issued by public bodies, including state and municipal authorities, to finance hospital or health care facilities or equipment. The ability of any health care entity or hospital to make payments in amounts sufficient to pay maturing principal and interest obligations is generally subject to, among other things, the capabilities of its management, the confidence of physicians in management, the availability of physicians and trained support staff, changes in the population or economic condition of the service area, the level of and restrictions on federal funding of Medicare and federal and state funding of Medicaid, the demand for services, competition, rates, government regulations and licensing requirements and future economic and other conditions, including any future health care reform.

        Utility Obligations. Each Fund may invest, from time to time, 25% or more of its total assets in obligations issued by public bodies, including state and municipal utility authorities, to finance the operation or expansion of utilities. Various future economic and other conditions may adversely impact utility entities, including inflation, increases in financing requirements, increases in raw material costs and other operating costs, changes in the demand for services and the effects of environmental and other governmental regulations.

        Transportation Obligations. Certain Funds may invest, from time to time, 25% or more of their total assets in obligations issued by public bodies, including state and municipal authorities, to finance airports and highway, bridge and toll road facilities. The major portion of an airport's gross operating income is generally derived from fees received from signatory airlines pursuant to use agreements which consist of annual payments for airport use, occupancy of certain terminal space, service fees and leases. Airport operating income may therefore be affected by the ability of the airlines to meet their obligations under the use agreements. The air transport industry is experiencing significant variations in earnings and traffic, due to increased competition, excess capacity, increased costs, deregulation, traffic constraints and other factors, and several airlines are experiencing severe financial difficulties. The revenues of issuers which derive their payments from bridge, road or tunnel toll revenues could be adversely affected by competition from toll-free vehicular bridges and roads and alternative modes of transportation. Such revenues could also be adversely affected by a reduction in the availability of fuel to motorists or significant increases in the costs thereof.

        Education Obligations. Certain Funds may invest, from time to time, 25% or more of their total assets in obligations of issuers which are, or which govern the operation of, schools, colleges and universities and whose revenues are derived mainly from tuition, dormitory revenues, grants and endowments. General problems of such issuers include the prospect of a declining percentage of the population consisting of college aged individuals, possible inability to raise tuition and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of federal grants, state funding and alumni support, and government legislation or regulations which may adversely affect the revenues or costs of such issuers.

        Industrial Revenue Obligations. Certain Funds may invest, from time to time, 25% or more of their total assets in obligations issued by public bodies, including state and municipal authorities, to finance the cost of acquiring, constructing or improving various industrial projects. These projects are usually operated by corporate entities. Issuers are obligated only to pay amounts due on the bonds to the extent that funds are available from the unexpended proceeds of the bonds or receipts or revenues of the issuer under an arrangement between the issuer and the corporate operator of a project. The arrangement may be in the form of a lease, installment sale agreement, conditional sale agreement or loan agreement, but in each case the payments of the issuer are designed to be sufficient to meet the payments of amounts due on the bonds. Regardless of the structure, payment of bonds is solely dependent upon the creditworthiness of the corporate operator of the project and, if applicable, the corporate guarantor. Corporate operators or guarantors may be affected by many factors which may have an adverse impact on the credit quality of the particular company or industry. These include cyclicality of revenues and earnings, regulatory and environmental restrictions, litigation resulting from accidents or deterioration resulting from leveraged buy-outs or takeovers. The bonds may be subject to special or extraordinary redemption provisions which may provide for redemption at par or accredited value, plus, if applicable, a premium.

        In applying Tax-Free California Insured, Tax-Free Florida Insured, Tax-Free Florida, Tax-Free Kansas, Tax-Free Missouri Insured, Tax-Free New Mexico and Tax-Free Oregon Funds' policy on concentration: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

        Other Risks. The exclusion from gross income for purposes of federal income taxes and the personal income taxes of certain states for certain housing, health care, utility, transportation, education and industrial revenue bonds depends on compliance with relevant provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The failure to comply with these provisions could cause the interest on the bonds to become includable in gross income, possibly retroactively to the date of issuance, thereby reducing the value of the bonds, subjecting shareholders to unanticipated tax liabilities and possibly requiring the Funds to sell the bonds at the reduced value. Furthermore, such a failure to meet these ongoing requirements may not enable the holder to accelerate payment of the bond or require the issuer to redeem the bond.

Zero Coupon Bonds and Pay-in-Kind Bonds
         The Funds may invest in zero-coupon and payment-in-kind Tax-Exempt Obligations. Zero-coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at discount from their face amounts or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The Code requires that regulated investment companies distribute at least 90% of their net investment income each year, including tax-exempt and non-cash income. Accordingly, although the Fund will receive no coupon payments on zero-coupon securities prior to their maturity, the Fund is required, in order to maintain its desired tax treatment, to include in its distributions to shareholders in each year any income attributable to zero-coupon securities that is in excess of 10% of the Fund's net investment income in that year. The Fund may be required to borrow or to liquidate portfolio securities at a time that it otherwise would not have done so in order to make such distributions. Payment-in-kind securities are securities that pay interest through the issuance of additional securities. Such securities generally are more volatile in response to changes in interest rates and are more speculative investments than are securities that pay interest periodically in cash.

Taxable Obligations
        The Funds may invest to a limited extent in obligations and instruments, the interest on which is includable in gross income for purposes of federal and state income taxation.

Government Obligations
        The Funds may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. These securities include a variety of Treasury securities, which differ in their interest rates, maturities and times of issuance. Treasury Bills generally have maturities of one year or less; Treasury Notes generally have maturities of one to ten years; and Treasury Bonds generally have maturities of greater than ten years. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; other obligations, such as those of the Federal Home Loan Banks, are secured by the right of the issuer to borrow from the Treasury; other obligations, such as those issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and other obligations, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the instrumentality itself. Although the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. The Funds will invest in such securities only when the Manager is satisfied that the credit risk with respect to the issuer is minimal.

Repurchase Agreements
        The Funds may invest in repurchase agreements. A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Fund, if any, would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which the Manager, under the guidelines of the Board of Trustees, determines to present minimal credit risks and which are of high quality. In addition, each Fund must have collateral of at least 102% of the repurchase price, including the portion representing a Fund's yield under such agreements which is monitored on a daily basis.

        The Funds' custodian will hold the securities underlying any repurchase agreement or such securities will be part of the Federal Reserve Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price of the repurchase agreement (including any accrued interest), the obligor under the agreement will promptly furnish additional collateral to the Funds= custodian (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

        The funds in the Delaware Investments family have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow funds in the Delaware Investments family jointly to invest cash balances. The Funds may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

Reverse Repurchase Agreements
         Certain Funds (Tax-Free Arizona Fund, Tax-Free California Fund, Tax-Free Florida Fund, Tax-Free Idaho Fund, Minnesota High-Yield Fund and Tax-Free New York Fund) may engage in "reverse repurchase agreements" with banks and securities dealers with respect to not more than 10% of the Fund's total assets. Reverse repurchase agreements are ordinary repurchase agreements in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. Because certain of the incidents of ownership of the security are retained by the Fund, reverse repurchase agreements are considered a form of borrowing by the Fund from the buyer, collateralized by the security. At the time a Fund enters into a reverse repurchase agreement, cash or liquid having a value sufficient to make payments for the securities to be repurchased will be segregated, and will be marked to market daily and maintained throughout the period of the obligation. Reverse repurchase agreements may be used as a means of borrowing for investment purposes subject to the 10% limitation set forth above. This speculative technique is referred to as leveraging. Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by income from or appreciation of the securities purchased. Because the Funds do not currently intend to utilize reverse repurchase agreements in excess of 10% of total assets, the Funds believe the risks of leveraging due to use of reverse repurchase agreements to principal are reduced. The Manager believes that the limited use of leverage may facilitate the Funds' ability to provide current income without adversely affecting the Funds' ability to preserve capital.

Other Taxable Investments
        The Funds also may invest in certificates of deposit, bankers= acceptances and other time deposits. Certificates of deposit are certificates representing the obligation of a bank to repay the Funds deposited (plus interest thereon) at a time certain after the deposit. Bankers= acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. With respect to Colorado Fund, investments in time deposits generally are limited to London branches of domestic banks that have total assets in excess of one billion dollars.

Options and Futures Transactions

        Each Fund may buy and sell put and call options on the securities in which they may invest, and certain Funds may enter into futures contracts and options on futures contracts with respect to fixed-income securities or based on financial indices including any index of securities in which a Fund may invest. Futures and options will be used to facilitate allocation of a Fund's investments among asset classes, to generate income or to hedge against changes in interest rates or declines in securities prices or increases in prices of securities proposed to be purchased. Different uses of futures and options have different risk and return characteristics. Generally, selling futures contracts, purchasing put options and writing (i.e. selling) call options are strategies designed to protect against falling securities prices and can limit potential gains if prices rise. Purchasing futures contracts, purchasing call options and writing put options are strategies whose returns tend to rise and fall together with securities prices and can causes losses if prices fall. If securities prices remain unchanged over time option writing strategies tend to be profitable, while option buying strategies tend to decline in value. The ability of Minnesota High-Yield Fund to engage in options is discussed separately, below.


        Writing Options. The Funds may write (i.e. sell) covered put and call options with respect to the securities in which they may invest. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price if the option is exercised. The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option; the writer may be assigned an exercise notice at any time prior to the termination of the obligation. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. With respect to put options written by any Fund, there will have been a predetermination that acquisition of the underlying security is in accordance with the investment objective of such Fund.

        "Covered options" means that so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). A Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of a put option, it deposits and maintains with its custodian cash, U.S. government securities or other liquid high-grade debt obligations having a value equal to or greater than the exercise price of the option.

        Through the writing of call or put options, a Fund may obtain a greater current return than would be realized on the underlying securities alone. A Fund receives premiums from writing call or put options, which it retains whether or not the options are exercised. By writing a call option, a Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option, a Fund might become obligated to purchase the underlying security for more than its current market price upon exercise.

        Purchasing Options. The Funds may purchase put options in order to protect portfolio holdings in an underlying security against a decline in the market value of such holdings. Such protection is provided during the life of the put because a Fund may sell the underlying security at the put exercise price, regardless of a decline in the underlying security's market price. Any loss to a Fund is limited to the premium paid for, and transaction costs paid in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the exercise price. However, if the market price of such security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put is sold.

        A Fund may wish to protect certain portfolio securities against a decline in market value at a time when no put options on those particular securities are available for purchase. A Fund may therefore purchase a put option on securities other than those it wishes to protect even though it does not hold such other securities in its portfolio.

        Each of the Funds may also purchase call options. During the life of the call option, a Fund may buy the underlying security at the call exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, a Fund will reduce any profit it might have realized had it bought the underlying security at the time it purchased the call option by the premium paid for the call option and by transaction costs.

        Minnesota High-Yield Fund. Minnesota High-Yield Fund may purchase call options, write call options on a covered basis, write secured put options and purchase put options on a covered basis only, and will not engage in option writing strategies for speculative purposes. The Fund may invest in options that are either listed on a national securities exchange (an "Exchange") or traded over-the-counter. The Fund may write covered call options from time to time on such portion of its portfolio, without limit, as the Manager determines is appropriate in seeking to obtain the Fund's investment objective. The Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 2% of the Fund's total assets. The Fund may liquidate such a position by effecting a closing transaction. The Fund also may invest up to 2% of its total assets in the purchase of put options. The Fund will, at all times during which it holds a put option, own the security covered by such option. The Fund may sell a put option which it previously purchased prior to the sale of the underlying options. The Fund may sell a put option purchased on individual securities and may enter into closing transactions.

        Minnesota High-Yield Fund may also write put options on a secured basis which means that the Fund will maintain in a segregated account with its custodian, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the Manager wishes to purchase the underlying security for the Fund's portfolio at a price lower than the current market price of the security. In such event, the Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. The Fund may effect closing transactions with respect to put options it previously wrote.

        The risks associated with Minnesota High-Yield Fund's options transactions are the same as those discussed above for Tax-Free Funds, Insured Funds and Tax-Free Minnesota Intermediate Fund.

        Securities Index Option Trading. The Funds, other than Minnesota High-Yield Fund, may purchase and write put and call options on securities indexes. Options on securities indexes are similar to options on securities except that, rather than the right to take or make delivery of a security at a specified price, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The writer of the option is obligated to make delivery of this amount.


        The effectiveness of purchasing or writing index options as a hedging technique depends upon the extent to which price movements in a Fund's portfolio correlate with price movements of the index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of prices in the relevant underlying securities markets generally or, in the case of certain indexes, in an industry market segment, rather than movements in the price of a particular security. Accordingly, successful use by a Fund of options on security indexes will be subject to the Manager's ability to predict correctly movements in the direction of the stock market or interest rates market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual securities. In the event the Manager is unsuccessful in predicting the movements of an index, a Fund could be in a worse position than had no hedge been attempted.

        Because exercises of index options are settled in cash, a Fund cannot determine the amount of its settlement obligations in advance and, with respect to call writing, cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. When a Fund writes an option on an index, that Fund will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, high-grade liquid debt securities or "qualified securities" with a market value determined on a daily basis of not less than 100% of the current market value of the option.

        Options purchased and written by a Fund may be exchange traded or may be options entered into by that Fund in negotiated transactions with investment dealers and other financial institutions (over-the-counter or "OTC" options) (such as commercial banks or savings and loan associations) deemed creditworthy by the Manager. OTC options are illiquid and it may not be possible for a Fund to dispose of options it has purchased or to terminate its obligations under an option it has written at a time when the Manager believes it would be advantageous to do so. Over the counter options are subject to each Fund's 15% illiquid investment limitation.

        Futures Contracts and Options on Futures Contracts. Certain Funds may enter into futures contracts and purchase and write options on these contracts, including but not limited to interest rate and securities index contracts and put and call options on these futures contracts. These contracts will be entered into on domestic and foreign exchanges and boards of trade, subject to applicable regulations of the Commodity Futures Trading Commission. These transactions may be entered into for bona fide hedging and other permissible risk management purposes.

        In connection with transactions in futures contracts and writing related options, each Fund will be required to deposit as "initial margin" a specified amount of cash or short-term, U.S. government securities. The initial margin required for a futures contract is set by the exchange on which the contract is traded. It is expected that the initial margin would be approximately 1-1/2% to 5% of a contract's face value. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract. No Fund will purchase or sell futures contracts or related options if, as a result, the sum of the initial margin deposit on that Fund's existing futures and related options positions and premiums paid for options or futures contracts entered into for other than bona fide hedging purposes would exceed 5% of such Fund's assets.

        Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded, a Fund will incur brokerage fees when it purchases or sells futures contracts.

Risks of Transactions in Futures Contracts and Options.
        Hedging Risks in Futures Contracts Transactions. There are several risks in using securities index or interest rate futures contracts as hedging devices. One risk arises because the prices of futures contracts may not correlate perfectly with movements in the underlying index or financial instrument due to certain market distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than making additional variation margin payments, investors may close the contracts through offsetting transactions which could distort the normal relationship between the index or security and the futures market. Second, the margin requirements in the futures market are lower than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Because of possible price distortion in the futures market and because of imperfect correlation between movements in indexes of securities and movements in the prices of futures contracts, even a correct forecast of general market trends may not result in a successful hedging transaction over a very short period.

        Another risk arises because of imperfect correlation between movements in the value of the futures contracts and movements in the value of securities subject to the hedge. With respect to index futures contracts, the risk of imperfect correlation increases as the composition of a Fund's portfolio diverges from the financial instruments included in the applicable index.

        Successful use of futures contracts by a Fund is subject to the ability of the Manager to predict correctly movements in the direction of interest rates or the relevant underlying securities market. If a Fund has hedged against the possibility of an increase in interest rates adversely affecting the value of fixed-income securities held in its portfolio and interest rates decrease instead, that Fund will lose part or all of the benefit of the increased value of its security which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market or decline in interest rates. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

        Although each Fund believes that the use of futures contracts and options thereon will benefit it, if the Manager's judgment about the general direction of securities prices or interest rates is incorrect, a Fund's overall performance may be poorer than if it had not entered into futures contracts or purchased or sold options thereon. For example, if a Fund seeks to hedge against the possibility of an increase in interest rates, which generally would adversely affect the price of fixed-income securities held in its portfolio, and interest rates decrease instead, such Fund will lose part or all of the benefit of the increased value of its assets which it has hedged due to the decrease in interest rates because it will have offsetting losses in its futures positions. In addition, particularly in such situations, a Fund may have to sell assets from its portfolio to meet daily margin requirements at a time when it may be disadvantageous to do so.

        Liquidity of Futures Contracts. A Fund may elect to close some or all of its contracts prior to expiration. The purpose of making such a move would be to reduce or eliminate the hedge position held by that Fund. A Fund may close its positions by taking opposite positions. Final determinations of variation margin are then made, additional cash as required is paid by or to a Fund, and that Fund realizes a loss or a gain.

        Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. Although the Funds intend to enter into futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time.

        In addition, most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

        Risk of Options. The use of options on financial instruments and indexes and on interest rate and index futures contracts also involves additional risk. Compared to the purchase or sale of futures contracts, the purchase of call or put options involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transactions costs). The writing of a call option generates a premium, which may partially offset a decline in the value of a Fund's portfolio assets. By writing a call option, such Fund becomes obligated to sell an underlying instrument or a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option generates a premium, but such Fund becomes obligated to purchase the underlying instrument or futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options may exceed the amount of the premium received.

        The effective use of options strategies is dependent, among other things, on a Fund's ability to terminate options positions at a time when the Manager deems it desirable to do so. Although a Fund will enter into an option position only if the Manager believes that a liquid secondary market exists for such option, there is no assurance that such Fund will be able to effect closing transactions at any particular time or at an acceptable price. The Funds' transactions involving options on futures contracts will be conducted only on recognized exchanges.

        A Fund's purchase or sale of put or call options will be based upon predictions as to anticipated interest rates or market trends by the Manager, which could prove to be inaccurate. Even if the expectations of the Manager are correct, there may be an imperfect correlation between the change in the value of the options and of the Fund's portfolio securities.

        The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option; the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security at the exercise price which will usually exceed the then market value of the underlying security.

        The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of a purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

        Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit a Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

        A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; a Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

        An option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that a Fund would have to exercise the options in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by a national securities exchange ("Exchange") on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

        Certain Funds may purchase put options to hedge against a decline in the value of their portfolios. By using put options in this way, such Funds will reduce any profit they might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

        Certain Funds may purchase call options to hedge against an increase in price of securities that such Funds anticipate purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that Fund.

        As discussed above, options may be traded over-the-counter ("OTC options"). In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. OTC options are illiquid and it may not be possible for the Funds to dispose of options they have purchased or terminate their obligations under an option they have written at a time when the Manager believes it would be advantageous to do so. Accordingly, OTC options are subject to each Fund's limitation that a maximum of 15% of its net assets be invested in illiquid securities. In the event of the bankruptcy of the writer of an OTC option, a Fund could experience a loss of all or part of the value of the option. The Manager anticipates that options on Tax Exempt Obligations will consist primarily of OTC options.

Illiquid Investments
        Each Fund is permitted to invest up to 15% of the value of its net assets in illiquid investments. For certain Funds, this policy is fundamental. See Investment Restrictions above. An investment is generally deemed to be "illiquid" if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the investment company is valuing the investment. "Restricted securities" are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933 (the A1933 Act@). Such securities generally have been considered illiquid by the staff of the Securities and Exchange Commission (the "SEC"), since such securities may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. However, the SEC has acknowledged that a market exists for certain restricted securities (for example, securities qualifying for resale to certain "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act, certain forms of interest-only and principal-only, mortgaged-backed U.S. government securities and commercial paper issued pursuant to the private placement exemption of Section 4(2) of the 1933 Act). As a fundamental policy (nonfundamental with respect to Minnesota High-Yield Fund), the Funds may invest without limitation in these forms of restricted securities if such securities are deemed by the Manager to be liquid in accordance with standards established by the Funds= Board of Trustees. Minnesota High-Yield Fund, however, is subject to a 10% limit with respect to certain restricted floating or variable rate demand notes. Under these guidelines, the Manager must consider, among other things, (a) the frequency of trades and quotes for the security, (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (c) dealer undertakings to make a market in the security, and (d) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer.)

        If the Manager determines that a Rule 144A Security that was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed such Fund's 15% limit on investment in such securities, the Manager will determine what action to take to ensure that such Fund continues to adhere to such limitation.

        At the present time, it is not possible to predict with accuracy how the markets for certain restricted securities will develop. Investing in restricted securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified purchasers of the securities become, for a time, uninterested in purchasing these securities.

        As described in the Funds' Prospectus, the Funds are permitted to invest in municipal leases. Traditionally, municipal leases have been viewed by the SEC staff as illiquid investments. However, subject to Board standards similar to the standards applicable to restricted securities (as discussed above), the Manager may treat certain municipal leases as liquid investments and not subject to the policy limiting illiquid investments.

Insurance
        The Manager anticipates that substantially all of the insured Tax-Exempt Obligations in each Insured Fund's investment portfolio will be covered by either Primary Insurance or Secondary Market Insurance. However, as a non-fundamental policy, the Insured Funds must obtain Portfolio Insurance on all Tax-Exempt Obligations requiring insurance that are not covered by either Primary Insurance or Secondary Market Insurance. Both Primary Insurance and Secondary Market Insurance are non-cancelable and continue in force so long as the insured security is outstanding and the respective insurer remains in business. Premiums for Portfolio Insurance, if any, would be paid from Fund assets and would reduce the current yield on its investment portfolio by the amount of such premiums.

        Because Portfolio Insurance coverage terminates upon the sale of an insured security from a Fund's portfolio, such insurance does not have an effect on the resale value of the security. Therefore, unless a Fund elects to purchase Secondary Market Insurance with respect to such securities or such securities are already covered by Primary Insurance, it generally will retain any such securities insured by Portfolio Insurance which are in default or in significant risk of default, and will place a value on the insurance equal to the difference between the market value of the defaulted security and the market value of similar securities which are not in default.

        The Insured Funds are authorized to obtain Portfolio Insurance from insurers that have obtained a claims-paying ability rating of "AAA" from S&P or "Aaa" (or a short-term rating of "MIG-1") from Moody's, including AMBAC Indemnity Corporation ("AMBAC"), Municipal Bond Investors Assurance Corporation ("MBIA"), Financial Guaranty Insurance Company ("FGIC") and Financial Security Assurance, Inc. ("FSA").

        A Moody's insurance claims-paying ability rating is an opinion of the ability of an insurance company to repay punctually senior policyholder obligations and claims. An insurer with an insurance claims-paying ability rating of Aaa is adjudged by Moody's to be of the best quality. In the opinion of Moody's, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carry the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company's fundamentally strong position. An S&P insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with its terms. An insurer with an insurance claims-paying ability rating of AAA has the highest rating assigned by S&P. The capacity of an insurer so rated to honor insurance contracts is adjudged by S&P to be extremely strong and highly likely to remain so over a long period of time.

        An insurance claims-paying ability rating by Moody's or S&P does not constitute an opinion on any specific insurance contract in that such an opinion can only be rendered upon the review of the specific insurance contract. Furthermore, an insurance claims-paying ability rating does not take into account deductibles, surrender or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet non-policy obligations (i.e., debt contracts).

        The assignment of ratings by Moody's or S&P to debt issues that are fully or partially supported by insurance policies, contracts or guarantees is a separate process from the determination of insurance claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a likely element in the rating determination for such debt issues.

        Each of AMBAC, MBIA, FGIC, and FSA has a insurance claims-paying ability rating of Aaa from Moody's and AAA from S&P.

        AMBAC has received a letter ruling from the Internal Revenue Service which holds in effect that insurance proceeds representing maturing interest on defaulted municipal obligations paid by AMBAC to municipal bond funds substantially similar to the Insured Tax-Free Funds, under policy provisions substantially identical to those contained in its municipal bond insurance policy, will excludable from federal gross income under Section 103(a) of the Code.

        As of December 31, 1996, AMBAC's total equity capital (GAAP) was $1,615,016,000, up 15% from December 31, 1995 and as of December 31, 1997,
AMBAC's total equity capital (GAAP) was $1,872,000,000, up 16% from December 31, 1996. For the six months ended June 30, 1999, total equity capital (GAAP) amounted to $________________ (unaudited).

         As of December 31, 1996, MBIA Inc. had total equity capital (GAAP) of $2,479,697,000, up 11% from December 31, 1995 and as of December 31, 1997, MBIA had total equity capital (GAAP) of $3,048,000,000 up 23% from December 31, 1996. For the six months ended June 30, 1999, total equity capital (GAAP) amounted to $________________ (unaudited).

         As of December 31, 1996, FGIC's total equity capital (GAAP) was $1,684,400,000, up 8.8% from December 31, 1995 and as of December 31, 1997,
FGIC's total equity capital (GAAP) amounted to $1,953,000,000, up 12% from December 31, 1996. For the six months ended June 30, 1999, total equity capital
(GAAP) amounted to $___________________ (unaudited).

 As of December 31, 1996, FSA's total equity capital (GAAP) was $801,260,000, up 3% from December 31, 1995 and as of December 31, 1997, FSA's total equity capital (GAAP) was $882,000,000, up 10% from December 31, 1996. For the six months ended June 30, 1999, total equity capital (GAAP) was $_______________ (unaudited).

        None of AMBAC, MBIA, FGIC and FSA or any associate thereof, has any material business relationship, direct or indirect, with the Funds.

        AMBAC, MBIA, FGIC and FSA are subject to regulation by the department of insurance in each state in which they are qualified to do business. Such regulation however, is not a guarantee that any of AMBAC, MBIA, FGIC and FSA will be able to perform on its contractual insurance in the event a claim should be made thereunder at some time in the future.

        The information relating to AMBAC, MBIA, FGIC and FSA set forth above, including the financial information, has been furnished by such corporations or has been obtained from publicly available sources. Financial information with respect to AMBAC, MBIA, FGIC and FSA appears in reports filed by AMBAC, MBIA, FGIC and FSA with insurance regulatory authorities and is subject to audit and review by such authorities. No representation is made herein as to the accuracy or adequacy of such information with respect to AMBAC, MBIA, FGIC and FSA or as to the absence of material adverse changes in such information subsequent to the date thereof.

PERFORMANCE INFORMATION

        From time to time, each Fund may state total return for its Classes in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year, or life of fund periods, as applicable. Each Fund may also advertise aggregate and average total return information for its Classes over additional periods of time.

        In presenting performance information for Class A Shares, the Limited CDSC or other CDSC, applicable only to certain redemptions of those shares will not be deducted from any computation of total return. See the Prospectus for the Classes for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.

        The average annual total rate of return for a Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                                        n
                                  P(1+T) = ERV

         Where   P   =  a hypothetical initial purchase order of $1,000 from
                        which, in the case of Class A Shares only, the maximum front-end sales charge is deducted;

                 T   =  average annual total return;

                 n   =  number of years; and

                 ERV = redeemable value of the hypothetical $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made and that all distributions are reinvested at net asset value, and with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

         Each Fund may also state total return performance for its Classes in the form of an average annual return. This average annual return figure will be computed by taking the sum of a Class' annual returns, then dividing that figure by the number of years in the overall period indicated. The computation will reflect the impact of the maximum front-end sales charge or CDSC, if any, paid on the illustrated investment amount against the first year's return. From time to time, each Fund may quote actual total return performance for its Classes in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. For example, the performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts as monitored by Bank Rate Monitor, and those of generally-accepted corporate bond and government security price indices of various durations prepared by Lehman Brothers and Salomon Brothers, Inc. These indices are not managed for any investment goal.

         The performance, as shown below, is the average annual total return quotations of each Class of each Fund through August 31, 1999, computed as described above. The average annual total return for Class A Shares at offer reflects the maximum front-end sales charge of 3.75% with respect to Tax-Free Funds and Insured Funds and 2.75% with respect to Tax-Free Minnesota Intermediate Fund paid on the purchase of shares. The average annual total return for Class A Shares at net asset value (NAV) does not reflect the payment of any front-end sales charge. The average annual return for Class B Shares and Class C Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at August 31, 1999. The average annual total return for Class B Shares and Class C Shares excluding deferred sales charge assumes the shares were not redeemed at August 31, 1999 and therefore does not reflect the deduction of a CDSC.

         Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance.

                                               Average Annual Total Return

---------------------------------------------------------------------------------------------------------------------------

                           Class A         Class A         Class B         Class B           Class C         Class C
                           (at offer)      (at NAV)        (including      (excluding        (including      (excluding
                                                           CDSC)(2)        CDSC)             CDSC)(3)        CDSC)
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Arizona
Fund (1)
---------------------------------------------------------------------------------------------------------------------------

1 year ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

3 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

Life of Fund
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

Tax-Free Arizona
Insured Fund(1)
---------------------------------------------------------------------------------------------------------------------------

1 year ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

3 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

5 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

Life of Fund
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

Tax-Free California Fund
---------------------------------------------------------------------------------------------------------------------------

1 year ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

3 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

Life of Fund
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

Tax-Free California
Insured Fund
---------------------------------------------------------------------------------------------------------------------------

1 year ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

3 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

5 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

Life of Fund
---------------------------------------------------------------------------------------------------------------------------

(1) Reflects fee waivers and payment of expenses in effect during the periods. Performance would have been lower without fees waivers and expense payments. See Investment Management Agreements for information about expense caps.
(2) Effective June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase;
    (iii) 2% if shares are redeemed during the fifth year following purchase;
    (iv) 1% if shares are redeemed during the sixth year following purchase; and
    (v) 0% thereafter. The above figures have been calculated using this new schedule.
(3) Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.

Average Annual Total Return

---------------------------------------------------------------------------------------------------------------------------

                           Class A         Class A         Class B         Class B           Class C         Class C
                           (at offer)      (at NAV)        (including      (excluding        (including      (excluding
                                                           CDSC)(2)        CDSC)             CDSC)(3)        CDSC)
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Colorado
Fund (1)
---------------------------------------------------------------------------------------------------------------------------

1 year ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

3 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

5 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

10 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

Life of Fund
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

Tax-Free Florida Fund(1)
---------------------------------------------------------------------------------------------------------------------------

1 year ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

3 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

Life of Fund
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

Tax-Free Florida Insured
Fund (1)
---------------------------------------------------------------------------------------------------------------------------

1 year ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

3 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

5 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

Life of Fund
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

Tax-Free Idaho Fund (1)
---------------------------------------------------------------------------------------------------------------------------

1 year ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

3 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

Life of Fund
---------------------------------------------------------------------------------------------------------------------------

(1) Reflects fee waivers and payment of expenses in effect during the periods. Performance would have been lower without fees waivers and expense payments. See Investment Management Agreements for information about expense caps.
(2) Effective June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase;
    (iii) 2% if shares are redeemed during the fifth year following purchase;
    (iv) 1% if shares are redeemed during the sixth year following purchase; and
    (v) 0% thereafter. The above figures have been calculated using this new schedule.
(3) Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.

Average Annual Total Return


---------------------------------------------------------------------------------------------------------------------------

                           Class A         Class A         Class B         Class B           Class C         Class C
                           (at offer)      (at NAV)        (including      (excluding        (including      (excluding
                                                           CDSC)(2)        CDSC)             CDSC)(3)        CDSC)
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Iowa Fund (1)
---------------------------------------------------------------------------------------------------------------------------

1 year ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

3 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

5 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

Life of Fund
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

Tax-Free Kansas Fund(1)
---------------------------------------------------------------------------------------------------------------------------

1 year ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

3 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

5 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

Life of Fund
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

Tax-Free Minnesota
Fund(1)
---------------------------------------------------------------------------------------------------------------------------

1 year ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

3 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

5 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

10 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

15 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

Life of Fund
---------------------------------------------------------------------------------------------------------------------------

(1) Reflects fee waivers and payment of expenses in effect during the periods. Performance would have been lower without fees waivers and expense payments. See Investment Management Agreements for information about expense caps.
(2) Effective June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase;
    (iii) 2% if shares are redeemed during the fifth year following purchase;
    (iv) 1% if shares are redeemed during the sixth year following purchase; and
    (v) 0% thereafter. The above figures have been calculated using this new schedule.
(3) Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.

Average Annual Total Return

---------------------------------------------------------------------------------------------------------------------------

                           Class A         Class A         Class B         Class B           Class C         Class C
                           (at offer)      (at NAV)        (including      (excluding        (including      (excluding
                                                           CDSC)(2)        CDSC)             CDSC)(3)        CDSC)
---------------------------------------------------------------------------------------------------------------------------
Minnesota Insured
Fund (1)
---------------------------------------------------------------------------------------------------------------------------

1 year ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

3 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

5 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

10 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

Life of Fund
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

Tax-Free Minnesota
Intermediate Fund(1)
---------------------------------------------------------------------------------------------------------------------------

1 year ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

3 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

5 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

10 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

Life of Fund
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

Minnesota High-Yield
Municipal Bond Fund(1)
---------------------------------------------------------------------------------------------------------------------------

1 year ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

3 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

5 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

10 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

15 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

Life of Fund
---------------------------------------------------------------------------------------------------------------------------

(1) Reflects fee waivers and payment of expenses in effect during the periods. Performance would have been lower without fees waivers and expense payments. See Investment Management Agreements for information about expense caps.
(2) Effective June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase;
    (iii) 2% if shares are redeemed during the fifth year following purchase;
    (iv) 1% if shares are redeemed during the sixth year following purchase; and
    (v) 0% thereafter. Effective June 9, 1997, the CDSC schedule for Class B Shares of Tax-Free Minnesota Intermediate Fund changed as follows: (i) 2% if shares are redeemed within two years of purchase; (ii) 1% if shares are redeemed during the third year following purchase; and (iii) 0% thereafter. The above figures have been calculated using this new schedule.
(3) Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.

Average Annual Total Return


---------------------------------------------------------------------------------------------------------------------------

                           Class A         Class A         Class B         Class B           Class C         Class C
                           (at offer)      (at NAV)        (including      (excluding        (including      (excluding
                                                           CDSC)(2)        CDSC)             CDSC)(3)        CDSC)
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Missouri
Insured Fund (1)
---------------------------------------------------------------------------------------------------------------------------

1 year ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

3 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

5 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

Life of Fund
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

Tax-Free New Mexico
Fund(1)
---------------------------------------------------------------------------------------------------------------------------

1 year ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

3 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

5 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

Life of Fund
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

Tax-Free New York Fund(1)
---------------------------------------------------------------------------------------------------------------------------

1 year ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

3 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

5 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

10 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

Life of Fund
---------------------------------------------------------------------------------------------------------------------------

(1) Reflects fee waivers and payment of expenses in effect during the periods. Performance would have been lower without fees waivers and expense payments. See Investment Management Agreements for information about expense caps.
(2) Effective June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase;
    (iii) 2% if shares are redeemed during the fifth year following purchase;
    (iv) 1% if shares are redeemed during the sixth year following purchase; and
    (v) 0% thereafter.
(3) Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.

Average Annual Total Return


---------------------------------------------------------------------------------------------------------------------------

                           Class A         Class A         Class B         Class B           Class C         Class C
                           (at offer)      (at NAV)        (including      (excluding        (including      (excluding
                                                           CDSC)(2)        CDSC)             CDSC)(3)        CDSC)
---------------------------------------------------------------------------------------------------------------------------
Tax-Free North Dakota
Fund (1)
---------------------------------------------------------------------------------------------------------------------------

1 year ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

3 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

5 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

Life of Fund
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

Tax-Free Oregon Insured
Fund(1)
---------------------------------------------------------------------------------------------------------------------------

1 year ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

3 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

5 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

Life of Fund
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

Tax-Free Wisconsin
Fund(1)
---------------------------------------------------------------------------------------------------------------------------

1 year ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

3 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

5 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

10 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

Life of Fund
---------------------------------------------------------------------------------------------------------------------------

(1) Reflects fee waivers and payment of expenses in effect during the periods. Performance would have been lower without fees waivers and expense payments. See Investment Management Agreements for information about expense caps.
(2) Effective June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase;
    (iii) 2% if shares are redeemed during the fifth year following purchase;
    (iv) 1% if shares are redeemed during the sixth year following purchase; and
    (v) 0% thereafter.
(3) Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.

         Each Fund may also quote its respective Classes' current yield in advertisements and investor communications. The yield computation is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure, according to the following formula:


                                                 a-b        6
                                    YIELD = 2[(-------- + 1) -- 1]
                                                 cd

         Where:       a = dividends and interest earned during the period;

                      b = expenses accrued for the period (net of payments);

                      c = the average daily number of shares outstanding
                          during the period that were entitled to receive dividends; and

                      d = the maximum offering price per share on the last day
                          of the period.

         The above formula will be used in calculating quotations of yield for each Class, based on specified 30-day periods identified in advertising by the Funds. Using this formula, the yields for the Funds for the 30-day period ended August 31, 1999 were as follows:

                                                 30-Day Yield at 8/31/99*
                                               ----------------------------
Tax-Free Arizona Insured Fund - Class A
Tax-Free Arizona Insured Fund - Class B
Tax-Free Arizona Insured Fund - Class C
Tax-Free Arizona Fund - Class A
Tax-Free Arizona Fund - Class B
Tax-Free Arizona Fund - Class C
Tax-Free California Insured Fund - Class A
Tax-Free California Insured Fund - Class B
Tax-Free California Insured Fund - Class C
Tax-Free California Fund - Class A
Tax-Free California Fund - Class B
Tax-Free California Fund - Class C
Tax-Free Colorado Fund - Class A
Tax-Free Colorado Fund - Class B
Tax-Free Colorado Fund - Class C

* Reflects fee waivers and payment of expenses in effect during the period. Performance would have been lower without fee waivers and expense payments. See Investment Management Agreements for information about fee waivers and expense payments.

                                                 30-Day Yield at 8/31/99*
                                               ----------------------------
Tax-Free Florida Insured Fund - Class A
Tax-Free Florida Insured Fund - Class B
Tax-Free Florida Fund - Class A
Tax-Free Florida Fund - Class B
Tax-Free FloridaFund - Class C
Tax-Free Idaho Fund - Class A
Tax-Free Idaho Fund - Class B
Tax-Free Idaho Fund - Class C
Tax-Free Iowa Fund - Class A
Tax-Free Iowa Fund - Class B
Tax-Free Iowa Fund - Class C
Tax-Free Kansas Fund - Class A
Tax-Free Kansas Fund - Class B
Tax-Free Kansas Fund - Class C
Minnesota Insured Fund - Class A
Minnesota Insured Fund - Class B
Minnesota Insured Fund - Class C
Tax-Free Minnesota Intermediate Fund - Class A
Tax-Free Minnesota Intermediate Fund - Class B
Tax-Free Minnesota Intermediate Fund - Class C
Tax-Free Minnesota Fund - Class A
Tax-Free Minnesota Fund - Class B
Tax-Free Minnesota Fund - Class C
Minnesota High-Yield Fund - Class A
Minnesota High-Yield Fund - Class B
Minnesota High-Yield Fund - Class C
Tax-Free Missouri Insured Fund - Class A
Tax-Free Missouri Insured Fund - Class B
Tax-Free Missouri Insured Fund - Class C
Tax-Free New Mexico Fund - Class A
Tax-Free New Mexico Fund - Class B
Tax-Free New Mexico Fund - Class C
Tax-Free New York Fund - Class A
Tax-Free New York Fund - Class B
Tax-Free New York Fund - Class C
Tax-Free North Dakota Fund - Class A
Tax-Free North Dakota Fund - Class B
Tax-Free North Dakota Fund - Class C

* Reflects fee waivers and payment of expenses in effect during the period. Performance would have been lower without fee waivers and expense payments. See Investment Management Agreements for information about fee waivers and expense payments.

                                                 30-Day Yield at 8/31/99*
                                               ----------------------------

Tax-Free Oregon Insured Fund - Class A
Tax-Free Oregon Insured Fund - Class B
Tax-Free Oregon Insured Fund - Class C
Tax-Free Wisconsin Fund - Class A
Tax-Free Wisconsin Fund - Class B
Tax-Free Wisconsin Fund - Class C

* Reflects fee waivers and payment of expenses in effect during the period. Performance would have been lower without fee waivers and expense payments. See Investment Management Agreements for information about fee waivers and expense payments.


         Yield calculations assume the maximum front-end sales charge, if any, and do not reflect the deduction of any CDSC or Limited CDSC. Actual yield on Class A Shares may be affected by variations in front-end sales charges on investments. Past performance, such as is reflected in quoted yields, should not be considered as a representation of the results which may be realized from an investment in any Class of a Fund in the future.

         The Funds may also publish a tax-equivalent yield for a Class based on federal tax rates and, if applicable, state tax rates, which demonstrates the taxable yield necessary to produce an after-tax yield equivalent to such Class' yield. Taxable equivalent yield is computed by dividing that portion of a Class' yield which is tax-exempt by one minus a stated marginal income tax rate and adding the product to that portion, if any, of the yield of that Fund that is not tax-exempt.

         The taxable equivalent yields for the Funds for the 30-day period ended August 31, 1999 are set forth below. These taxable equivalent yields are based on the Federal marginal income tax rates combined with state marginal income tax rates indicated in the footnotes following this table. Each combined marginal rate assumes a single taxpayer and that state income taxes paid are fully deductible for purposes of computing federal taxable income. The combined marginal rates do not reflect federal rules concerning the phase-out of personal exemptions and limitations on the allowance of itemized deductions for certain high-income taxpayers. In addition, the combined marginal rates do not reflect any state personal property taxes, such as the Florida intangible tax, or any local taxes that may apply. The highest state marginal tax rate was used for each Federal taxable income bracket.


                                                                            ARIZONA(1)*
                                                                            -----------
                                                          31.74%        34.59%       39.58%      42.98%
                                                          ------        ------       ------      ------
Tax-Free Arizona Insured Fund - Class A
Tax-Free Arizona Insured Fund - Class B
Tax-Free Arizona Insured Fund - Class C
Tax-Free Arizona Fund - Class A
Tax-Free Arizona Fund - Class B
Tax-Free Arizona Fund - Class C

                                                                            CALIFORNIA(2)*
                                                                            --------------
                                                          34.70%        37.42%       41.95%      45.22%
                                                          ------        ------       ------      ------
Tax-Free California Insured Fund - Class A
Tax-Free California Insured Fund - Class B
Tax-Free California Insured Fund - Class C
Tax-Free California Fund - Class A
Tax-Free California Fund - Class B
Tax-Free California Fund - Class C


                                                                             COLORADO (3)*
                                                                             -------------
                                                          31.60%        34.45%       39.20%      42.62%
                                                          ------        ------       ------      ------
Tax-Free Colorado Fund - Class A
Tax-Free Colorado Fund - Class B
Tax-Free Colorado Fund - Class C

                                                                               FLORIDA*
                                                                               --------
                                                          28.00%        31.00%       36.00%      39.60%
                                                          ------        ------       ------      ------
Tax-Free Florida Insured Fund - Class A
Tax-Free Florida Insured Fund - Class B
Tax-Free Florida Fund - Class A
Tax-Free Florida Fund - Class B
Tax-Free Florida Fund - Class C

                                                                               IDAHO(4)*
                                                                               ---------
                                                          33.90%        36.66%       41.25%      44.55%
                                                          ------        ------       ------      ------
Tax-Free Idaho Fund - Class A
Tax-Free Idaho Fund - Class B
Tax-Free Idaho Fund - Class C

                                                                               IOWA (5)*
                                                                               ---------
                                                          33.32%        35.90%       40.24%      43.39%
                                                          ------        ------       ------      ------
Tax-Free Iowa Fund - Class A
Tax-Free Iowa Fund - Class B
Tax-Free Iowa Fund - Class C

                                                                              KANSAS (6)*
                                                                              -----------
                                                          33.58%        36.35%       40.96%      44.28%
                                                          ------        ------       ------      ------
Tax-Free Kansas Fund - Class A
Tax-Free Kansas Fund - Class B
Tax-Free Kansas Fund - Class C



                                                                            MINNESOTA (7)*
                                                                            --------------
                                                          34.12%        36.87%       41.44%      44.73%
                                                          ------        ------       ------      ------
Minnesota Insured Fund - Class A
Minnesota Insured Fund - Class B
Minnesota Insured Fund - Class C
Tax-Free Minnesota Intermediate Fund - Class A
Tax-Free Minnesota Intermediate Fund - Class B
Tax-Free Minnesota Intermediate Fund - Class C
Tax-Free Minnesota Fund - Class A
Tax-Free Minnesota Fund - Class B
Tax-Free Minnesota Fund - Class C
Minnesota High-Yield Fund - Class A
Minnesota High-Yield Fund - Class B
Minnesota High-Yield Fund - Class C

                                                                             MISSOURI(8)*
                                                                             ------------
                                                          31.16%        33.91%       38.51%      41.84%
Tax-Free Missouri Insured Fund - Class A
Tax-Free Missouri Insured Fund - Class B
Tax-Free Missouri Insured Fund - Class C

                                                                            NEW MEXICO(9)*
                                                                            --------------
                                                          33.69%        36.87%       41.44%      44.73%
                                                          ------        ------       ------      ------
Tax-Free New Mexico Fund - Class A
Tax-Free New Mexico Fund - Class B
Tax-Free New Mexico Fund - Class C

                                                                             NEW YORK(10)*
                                                                             -------------
                                                          33.13%        35.92%       40.56%      43.90%
                                                          ------        ------       ------      ------
Tax-Free New York Fund - Class A
Tax-Free New York Fund - Class B
Tax-Free New York Fund - Class C

                                                                           NORTH DAKOTA(11)*
                                                                           -----------------
                                                          30.72%        33.87%       39.07%      42.77%
                                                          ------        ------       ------      ------
Tax-Free North Dakota Fund - Class A
Tax-Free North Dakota Fund - Class B
Tax-Free North Dakota Fund - Class C

                                                                              OREGON(12)*
                                                                              -----------
                                                          34.48%        37.21%       41.76%      45.04%
                                                          ------        ------       ------      ------
Tax-Free Oregon Insured Fund - Class A
Tax-Free Oregon Insured Fund - Class B
Tax-Free Oregon Insured Fund - Class C


                                                                            WISCONSIN(13)*
                                                                            --------------
                                                          32.99%        35.78%       40.44%      43.79%
                                                          ------        ------       ------      ------
Tax-Free Wisconsin Fund - Class A
Tax-Free Wisconsin Fund - Class B
Tax-Free Wisconsin Fund - Class C

 * Reflects fee waivers and payment of expenses in effect during the period. Performance would have been lower without fee waivers and expense payments. See Investment Management Agreements for information about fee waivers and expense payments.

 (1) The four combined rates listed above assume, respectively, that the taxpayer is subject to (a) a 5.2% Arizona marginal rate and a 26.54% federal marginal rate, (b) a 5.2% Arizona marginal rate and a 29.39% federal marginal rate, (c) a 5.6% Arizona marginal rate and a 33.98% federal marginal rate, and (d) a 5.6% Arizona marginal rate and a 37.38% federal marginal rate.
 (2) The four combined rates listed above assume, respectively, that the taxpayer is subject to a 9.3% California marginal rate and (a) a 25.4% federal marginal rate, (b) a 28.12% federal marginal rate, (c) a 32.65% federal marginal rate, and (d) a 35.92% federal marginal rate.
 (3) The four combined rates listed above assume, respectively, that the taxpayer is subject to a 5% Colorado rate and (a) a 26.6% federal marginal rate, (b) a 29.45% federal marginal rate, (c) a 34.20% federal marginal rate, and (d) 37.62% federal marginal rate.
 (4) The four combined rates listed above assume, respectively, that the taxpayer is subject to an 8.20% Idaho tax rate and (a) a 25.70% federal marginal rate, (b) a 28.46% federal marginal rate, (c) a 33.05% federal marginal rate, and (d) a 36.35% federal marginal rate.
 (5) The four combined rates listed above assume, respectively, that the taxpayer is subject to (a) a 7.39% Iowa marginal rate and a 25.93% federal marginal rate, (b) a 7.11% Iowa marginal rate and a 28.8% federal marginal rate, (c) a 6.63% Iowa marginal rate and a 33.61% federal marginal rate, and (d) a 6.28% Iowa marginal rate and a 37.11% federal marginal rate.
 (6) The four combined rates listed above assume, respectively, that the taxpayer is subject to a 7.75% Kansas marginal rate and (a) a 25.83% federal marginal rate, (b)a 28.60% federal marginal rate, (c) a 33.21% federal marginal rate, and (d) a 36.53% federal marginal rate.
 (7) The four combined rates listed above assume, respectively, that the taxpayer is subject to an 8.5% Minnesota marginal rate and (a) a 25.62% federal marginal rate, (b) a 28.37% federal marginal rate, (c) a 32.94% federal marginal rate, and (d) a 36.23% federal marginal rate.
 (8) The four combined rates listed above assume that the taxpayer is subject to
     (a) a 4.39% Missouri marginal rate and a 26.77% federal marginal rate, (b) a 4.22% Missouri marginal rate and a 29.69% federal marginal rate, (c) a 3.92% Missouri marginal rate and a 34.59% federal marginal rate, and (d) a 3.71% Missouri marginal rate and a 38.13% federal marginal rate.
 (9) The four combined rates listed above assume, respectively, that the taxpayer is subject to (a) a 7.9% New Mexico marginal rate and a 25.79% federal marginal rate, (b) a 8.5% New Mexico marginal rate and a 28.37% federal marginal rate, (c) a 8.5% New Mexico marginal rate and a 32.94% federal marginal rate, and (d) a 8.5% New Mexico marginal rate and a 36.23% federal marginal rate.
(10) The four combined rates listed above assume, respectively, that the taxpayer is subject to a 7.125% New York marginal rate and (a) a 26% federal marginal rate, (b) a 28.79% federal marginal rate, (c) a 33.43% federal marginal rate and (d) a 36.77% federal marginal rate.
(11) The four combined rates listed above assume that the taxpayer is subject to
     (a) 26.94%, (b) 29.71%, (c) 34.27%% and (d) 37.52% federal marginal rates and elects to determine his or her North Dakota income tax liability as an amount equal to 14% of his or her adjusted federal income tax liability.
(12) The four combined rates listed above assume, respectively, that the taxpayer is subject to a 9% Oregon tax rate and (a) a 25.48% federal marginal rate, (b) a 28.21% federal marginal rate, (c) a 32.76% federal marginal rate, and (d) a 36.04% federal marginal rate.

(13) The four combined rates listed above assume, respectively, that the taxpayer is subject to a 6.93% Wisconsin marginal rate and (a) a 26.06% federal marginal rate, (b) a 28.85% federal marginal rate, (c) a 33.51% federal marginal rate, and (d) a 36.86% federal marginal rate.

         Investors should note that the income earned and dividends paid by a Fund will vary with the fluctuation of interest rates and performance of the portfolio. The net asset value of a Fund may change. Unlike money market funds, each Fund invests in longer-term securities that fluctuate in value and do so in a manner inversely correlated with changing interest rates. Each Fund's net asset value will tend to rise when interest rates fall. Conversely, each Fund's net asset values will tend to fall as interest rates rise. Normally, fluctuations in interest rates have a greater effect on the prices of longer-term bonds. The value of the securities held in a Fund will vary from day to day and investors should consider the volatility of a Fund's net asset values as well as the yield before making a decision to invest.

         From time to time, the Funds may quote each Class' actual total return and/or yield performance in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond an other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund (or Class) may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or the performance of unmanaged indices compiled or maintained by statistical research firms such as Lehman Brothers or Salomon Brothers, Inc.

         Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. A direct investment in an unmanaged index is not possible.

         Salomon Brothers and Lehman Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Funds may invest and the assumptions that were used in calculating the blended performance will be described.

         The Funds may also promote each Class' yield and/or total return performance and use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper Analytical Services, Inc., IBC/Donoghue's Money Market Report and Morningstar, Inc.

         Comparative information on the Consumer Price Index may also be included in advertisements or other literature. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

         The performance of multiple indices compiled and maintained by statistical research firms, such as Morgan Stanley, Salomon Brothers and Lehman Brothers, may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Funds may invest and the assumptions that were used in calculating the blended performance will be described.

        Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Funds. The Funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         The Funds may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of the Funds (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments, or global or international investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time, advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Funds. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Funds may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, domestic and international stocks, and/or bonds, treasury bills and shares of the Funds. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in the Funds and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax planning and investment alternatives to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

         Materials may refer to the CUSIP numbers of the Funds and may illustrate how to find the listings of the Funds in newspapers and periodicals. Materials may also include discussions of other funds, products, and services.

         The Funds may quote various measures of volatility and benchmark correlation in advertising. In addition, the Funds may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. The Funds may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to the Funds may include information regarding the background and experience of its portfolio managers.

         The total return performance for each Class will reflect the appreciation or depreciation of principal, reinvestment of income and any capital gains distributions paid during any indicated period, and, in the case of Class A Shares, the impact of the maximum front-end sales charge, if any, paid on the illustrated investment amount, annualized. Performance of Class A Shares may also be shown without reflecting the impact of any front-end sales charge. Performance of Class B Shares and Class C Shares will be calculated with both the applicable CDSC included and excluded. The results will not reflect any income taxes, if applicable, payable by shareholders on the reinvested distributions included in the calculations.

         The following tables present examples, for purposes of illustration only, of cumulative total return performance for each Class of each Fund through August 31, 1999. For these purposes, the calculations assume the reinvestment of any capital gains distributions, realized securities profits, distributions and income dividends paid during the indicated periods. The performance also reflects maximum sales charges, if any, but not any income taxes payable by shareholders on the reinvested distributions included in the calculations. The performance of Class A Shares reflects the maximum front-end sales charge paid on purchases of shares but may also be shown without reflecting the impact of any front-end sales charge. The performance of Class B Shares and Class C Shares is calculated both with the applicable CDSC included and excluded.


         The net asset value of a Class fluctuates so shares, when redeemed, may be worth more or less than the original investment, and past performance should not be considered as representative of future results.

Cumulative Total Return


---------------------------------------------------------------------------------------------------------------------------

                           Class A         Class A         Class B         Class B           Class C         Class C
                           (at offer)      (at NAV)        (including      (excluding        (including      (excluding
                                                           CDSC)(2)        CDSC)             CDSC)(3)        CDSC)
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Arizona
Fund (1)
---------------------------------------------------------------------------------------------------------------------------

3 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

6 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

9 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

1 year ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

3 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

Life of Fund
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

Tax-Free Arizona Insured
Fund(1)
---------------------------------------------------------------------------------------------------------------------------

3 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

6 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

9 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

1 year ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

3 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

5 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

Life of Fund
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

(1) Reflects fee waivers and payment of expenses in effect during the periods. Performance would have been lower without fees waivers and expense payments. See Investment Management Agreements for information about expense caps.
(2) Effective June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase;
    (iii) 2% if shares are redeemed during the fifth year following purchase;
    (iv) 1% if shares are redeemed during the sixth year following purchase; and
    (v) 0% thereafter. The above figures have been calculated using this new schedule.
(3) Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.

Cumulative Total Return

---------------------------------------------------------------------------------------------------------------------------

                           Class A         Class A         Class B         Class B           Class C         Class C
                           (at offer)      (at NAV)        (including      (excluding        (including      (excluding
                                                           CDSC)(2)        CDSC)             CDSC)(3)        CDSC)
---------------------------------------------------------------------------------------------------------------------------
Tax-Free California Fund
(1)
---------------------------------------------------------------------------------------------------------------------------

3 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

6 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

9 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

1 year ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

3 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

Life of Fund
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

Tax-Free California
Insured Fund
---------------------------------------------------------------------------------------------------------------------------

3 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

6 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

9 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

1 year ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

3 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

5 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

Life of Fund
---------------------------------------------------------------------------------------------------------------------------

(1) Reflects fee waivers and payment of expenses in effect during the periods. Performance would have been lower without fees waivers and expense payments. See Investment Management Agreements for information about expense caps.
(2) Effective June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase;
    (iii) 2% if shares are redeemed during the fifth year following purchase;
    (iv) 1% if shares are redeemed during the sixth year following purchase; and
    (v) 0% thereafter. The above figures have been calculated using this new schedule.
(3) Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.

Cumulative Total Return


---------------------------------------------------------------------------------------------------------------------------

                           Class A         Class A         Class B         Class B           Class C         Class C
                           (at offer)      (at NAV)        (including      (excluding        (including      (excluding
                                                           CDSC)(2)        CDSC)             CDSC)(3)        CDSC)
---------------------------------------------------------------------------------------------------------------------------

Tax-Free Colorado
Fund (1)
---------------------------------------------------------------------------------------------------------------------------

3 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

6 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

9 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

1 year ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

3 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

5 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

10 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

Life of Fund
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

Tax-Free Florida Fund(1)
---------------------------------------------------------------------------------------------------------------------------

3 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

6 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

9 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

1 year ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

3 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

Life of Fund
---------------------------------------------------------------------------------------------------------------------------

(1) Reflects fee waivers and payment of expenses in effect during the periods. Performance would have been lower without fees waivers and expense payments. See Investment Management Agreements for information about expense caps.
(2) Effective June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase;
    (iii) 2% if shares are redeemed during the fifth year following purchase;
    (iv) 1% if shares are redeemed during the sixth year following purchase; and
    (v) 0% thereafter. The above figures have been calculated using this new schedule.
(3) Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.

Cumulative Total Return

---------------------------------------------------------------------------------------------------------------------------

                           Class A         Class A         Class B         Class B           Class C         Class C
                           (at offer)      (at NAV)        (including      (excluding        (including      (excluding
                                                           CDSC)(2)        CDSC)             CDSC)(3)        CDSC)
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Florida Insured
Fund (1)
---------------------------------------------------------------------------------------------------------------------------

3 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

6 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

9 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

1 year ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

3 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

5 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

Life of Fund
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

Tax-Free Idaho Fund (1)
---------------------------------------------------------------------------------------------------------------------------

3 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

6 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

9 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

1 year ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

3 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

Life of Fund
---------------------------------------------------------------------------------------------------------------------------

(1) Reflects fee waivers and payment of expenses in effect during the periods. Performance would have been lower without fees waivers and expense payments. See Investment Management Agreements for information about expense caps.
(2) Effective June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase;
    (iii) 2% if shares are redeemed during the fifth year following purchase;
    (iv) 1% if shares are redeemed during the sixth year following purchase; and
    (v) 0% thereafter. The above figures have been calculated using this new schedule.
(3) Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.

Cumulative Total Return


---------------------------------------------------------------------------------------------------------------------------

                           Class A         Class A         Class B         Class B           Class C         Class C
                           (at offer)      (at NAV)        (including      (excluding        (including      (excluding
                                                           CDSC)(2)        CDSC)             CDSC)(3)        CDSC)
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Iowa Fund (1)
---------------------------------------------------------------------------------------------------------------------------

3 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

6 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

9 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

1 year ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

3 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

5 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

Life of Fund
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

Tax-Free Kansas Fund(1)
---------------------------------------------------------------------------------------------------------------------------

3 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

6 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

9 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

1 year ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

3 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

5 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

Life of Fund
---------------------------------------------------------------------------------------------------------------------------

(1) Reflects fee waivers and payment of expenses in effect during the periods. Performance would have been lower without fees waivers and expense payments. See Investment Management Agreements for information about expense caps.
(2) Effective June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase;
    (iii) 2% if shares are redeemed during the fifth year following purchase;
    (iv) 1% if shares are redeemed during the sixth year following purchase; and
    (v) 0% thereafter. The above figures have been calculated using this new schedule.
(3) Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.

Cumulative Total Return


---------------------------------------------------------------------------------------------------------------------------

                           Class A         Class A         Class B         Class B           Class C         Class C
                           (at offer)      (at NAV)        (including      (excluding        (including      (excluding
                                                           CDSC)(2)        CDSC)             CDSC)(3)        CDSC)
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Minnesota
Fund(1)
---------------------------------------------------------------------------------------------------------------------------

3 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

6 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

9 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

1 year ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

3 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

5 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

10 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

15 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

Life of Fund
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

Minnesota Insured
Fund (1)
---------------------------------------------------------------------------------------------------------------------------

3 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

6 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

9 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

1 year ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

3 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

5 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

10 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

Life of Fund
---------------------------------------------------------------------------------------------------------------------------

(1) Reflects fee waivers and payment of expenses in effect during the periods. Performance would have been lower without fees waivers and expense payments. See Investment Management Agreements for information about expense caps.
(2) Effective June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase;
    (iii) 2% if shares are redeemed during the fifth year following purchase;
    (iv) 1% if shares are redeemed during the sixth year following purchase; and
    (v) 0% thereafter. The above figures have been calculated using this new schedule.
(3) Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.

Cumulative Total Return

---------------------------------------------------------------------------------------------------------------------------

                           Class A         Class A         Class B         Class B           Class C         Class C
                           (at offer)      (at NAV)        (including      (excluding        (including      (excluding
                                                           CDSC)(2)        CDSC)             CDSC)(3)        CDSC)
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Minnesota
Intermediate Fund(1)
---------------------------------------------------------------------------------------------------------------------------

3 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

6 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

9 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

1 year ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

3 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

5 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

10 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

Life of Fund
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

Minnesota High-Yield
Municipal Bond Fund(1)
---------------------------------------------------------------------------------------------------------------------------

3 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

6 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

9 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

1 year ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

3 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

5 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

10 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

15 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

Life of Fund
---------------------------------------------------------------------------------------------------------------------------

(1) Reflects fee waivers and payment of expenses in effect during the periods. Performance would have been lower without fees waivers and expense payments. See Investment Management Agreements for information about expense caps.
(2) Effective June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase;
    (iii) 2% if shares are redeemed during the fifth year following purchase;
    (iv) 1% if shares are redeemed during the sixth year following purchase; and
    (v) 0% thereafter. Effective June 9, 1997, the CDSC schedule for Class B Shares of Tax-Free Minnesota Intermediate Fund changed as follows: (i) 2% if shares are redeemed within two years of purchase; (ii) 1% if shares are redeemed during the third year following purchase; and (iii) 0% thereafter. The above figures have been calculated using this new schedule.
(3) Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.

Cumulative Total Return


---------------------------------------------------------------------------------------------------------------------------

                           Class A         Class A         Class B         Class B           Class C         Class C
                           (at offer)      (at NAV)        (including      (excluding        (including      (excluding
                                                           CDSC)(2)        CDSC)             CDSC)(3)        CDSC)
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Missouri
Insured Fund (1)
---------------------------------------------------------------------------------------------------------------------------

3 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

6 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

9 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

1 year ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

3 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

5 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

Life of Fund
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

Tax-Free New Mexico
Fund(1)
---------------------------------------------------------------------------------------------------------------------------

3 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

6 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

9 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

1 year ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

3 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

5 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

Life of Fund
---------------------------------------------------------------------------------------------------------------------------

(1) Reflects fee waivers and payment of expenses in effect during the periods. Performance would have been lower without fees waivers and expense payments. See Investment Management Agreements for information about expense caps.
(2) Effective June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase;
    (iii) 2% if shares are redeemed during the fifth year following purchase;
    (iv) 1% if shares are redeemed during the sixth year following purchase; and
    (v) 0% thereafter.
(3) Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.

Cumulative Total Return


---------------------------------------------------------------------------------------------------------------------------

                           Class A         Class A         Class B         Class B           Class C         Class C
                           (at offer)      (at NAV)        (including      (excluding        (including      (excluding
                                                           CDSC)(2)        CDSC)             CDSC)(3)        CDSC)
---------------------------------------------------------------------------------------------------------------------------
Tax-Free New York Fund(1)
---------------------------------------------------------------------------------------------------------------------------

3 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

6 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

9 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

1 year ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

3 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

5 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

10 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

Life of Fund
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

Tax-Free North Dakota
Fund (1)
---------------------------------------------------------------------------------------------------------------------------

3 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

6 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

9 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

1 year ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

3 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

5 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

Life of Fund
---------------------------------------------------------------------------------------------------------------------------

(1) Reflects fee waivers and payment of expenses in effect during the periods. Performance would have been lower without fees waivers and expense payments. See Investment Management Agreements for information about expense caps.
(2) Effective June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase;
    (iii) 2% if shares are redeemed during the fifth year following purchase;
    (iv) 1% if shares are redeemed during the sixth year following purchase; and
    (v) 0% thereafter.
(3) Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.

Cumulative Total Return


---------------------------------------------------------------------------------------------------------------------------

                           Class A         Class A         Class B         Class B           Class C         Class C
                           (at offer)      (at NAV)        (including      (excluding        (including      (excluding
                                                           CDSC)(2)        CDSC)             CDSC)(3)        CDSC)
---------------------------------------------------------------------------------------------------------------------------
Tax-Free Oregon Insured
Fund(1)
---------------------------------------------------------------------------------------------------------------------------

3 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

6 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

9 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

1 year ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

3 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

5 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

Life of Fund
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

Tax-Free Wisconsin
Fund(1)
---------------------------------------------------------------------------------------------------------------------------

3 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

6 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

9 months ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

1 year ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

3 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

5 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

10 years ended 8/31/99
---------------------------------------------------------------------------------------------------------------------------

Life of Fund
---------------------------------------------------------------------------------------------------------------------------

(1) Reflects fee waivers and payment of expenses in effect during the periods. Performance would have been lower without fees waivers and expense payments. See Investment Management Agreements for information about expense caps.
(2) Effective June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase;
    (iii) 2% if shares are redeemed during the fifth year following purchase;
    (iv) 1% if shares are redeemed during the sixth year following purchase; and
    (v) 0% thereafter.
(3) Effective June 9, 1997, the CDSC applicable to Class C Shares is 1.00% if shares are redeemed within 12 months of purchase. The above figures have been calculated using this new schedule.

        Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Funds and other mutual funds in the Delaware Investments family, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's overriding investment philosophy and how that philosophy impacts the Funds', and other funds in the Delaware Investments family, investment disciplines employed in seeking the objectives of the Funds and of the other funds in the Delaware Investments family. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager, including the number of such clients serviced by the Manager.

Dollar-Cost Averaging
        For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

        Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. Investors also should consider their financial ability to continue to purchase shares during periods of high fund share prices. Delaware Investments offers three services -- Automatic Investing Plan, Direct Deposit Purchase Plan and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan, Investing by Electronic Fund Transfer - Automatic Investing Plan and Wealth Builder Option under Investment Plans for a complete description of these services, including restrictions or limitations.

        The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share of a stock or bond fund over a period of time will be lower than the average price per share of the same time period.

                                                              Number
                        Investment         Price Per         of Shares
                          Amount             Share           Purchased

        Month 1            $100             $10.00              10
        Month 2            $100             $12.50               8
        Month 3            $100             $ 5.00              20
        Month 4            $100             $10.00              10
        --------------------------------------------------------------
                           $400             $37.50              48

        Total Amount Invested:  $400
        Total Number of Shares Purchased:  48
        Average Price Per Share:  $9.38 ($37.50/4)
        Average Cost Per Share:  $8.33 ($400/48 shares)

        This example is for illustration purposes only. It is not intended to represent the actual performance of any stock or bond fund in the Delaware Investments family. Dollar-cost averaging can be appropriate for investments in shares of funds that tend to fluctuate in value. Please obtain the prospectus of any fund in the Delaware Investments family in which you plan to invest through a dollar-cost averaging program. The prospectus contains additional information, including charges and expenses. Please read it carefully before you invest or send money.

THE POWER OF COMPOUNDING
        When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. Each Fund may include illustrations showing the power of compounding in advertisements and other types of literature.

TRADING PRACTICES AND BROKERAGE

        The Funds select brokers, dealers and banks to execute transactions on behalf of a Fund for the purchase or sale of portfolio securities on the basis of the Manager's judgment of their professional capability to provide the service. The primary consideration is to have banks, brokers or dealers execute transactions at best execution. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. When a commission is paid, a Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty. Trades generally are made on a net basis where a Fund either buys or sells the securities directly from or to a broker, dealer or bank. In these instances, there is no direct commission charged but there is a spread (the difference between the ask and bid price) which is the equivalent of a commission.

        During the fiscal years ended December 31, 1997, the fiscal period ended August 31, 1998 and the fiscal year ended August 31, 1999, no brokerage commissions were paid by the Funds.

        The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

        During the fiscal year ended August 31, 1999, there were no portfolio transactions of any Fund resulting in brokerage commissions directed to brokers for brokerage and research services.

        As provided in the Securities Exchange Act of 1934 (the "1934 Act") and the Investment Management Agreement for each Fund, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Funds believe that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Funds and to other funds in the Delaware Investments family. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

        The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and the Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

        Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD"), and subject to seeking best execution, the Funds may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of the funds in the Delaware Investments family as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

Portfolio Turnover
        Each Fund anticipates that its portfolio turnover rate will generally be less than 100%. However, a Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover for a Fund, such a turnover always being incidental to transactions undertaken with a view to achieving each Fund's investment objective in relation to anticipated movements in the general level of interest rates. In investing for liberal current income, a Fund may hold securities for any period of time or dispose of securities at any time, subject to complying with the Code and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective. To that extent, the Funds may realize gains or losses. See Taxes. The turnover rate also may be affected by cash requirements for redemptions and repurchases of Fund shares.

        The portfolio turnover rate of each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by that Fund, during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

        The degree of portfolio activity may affect brokerage costs of a Fund and taxes payable by such Fund's shareholders to the extent of any net realized capital gains. Each Fund's portfolio turnover rate is not expected to exceed 100%; however, under certain market conditions a Fund may experience a rate of portfolio turnover which could exceed 100%. A turnover rate of 100% would occur, for example, if all the investments in a Fund's portfolio at the beginning of the year were replaced by the end of the year.

        A Fund's portfolio turnover will be increased if that Fund writes a large number of call options which are subsequently exercised. The portfolio turnover rate also may be affected by cash requirements from redemptions and repurchases of Fund shares. Total brokerage costs generally increase with higher portfolio turnover rates.

        The portfolio turnover rates for each Fund for the past two fiscal periods were as follows:

Fund                                              1998              1999

Tax-Free Arizona Insured Fund                     21%
Tax-Free Arizona Fund                             96
Tax-Free California Insured Fund                  44
Tax-Free California Fund                          62
Tax-Free Colorado Fund                            36
Tax-Free Florida Insured Fund                     13
Tax-Free Florida Fund                             20
Tax-Free Idaho Fund                               8
Tax-Free Iowa Fund                                13
Tax-Free Kansas Fund                              40
Tax-Free Minnesota Intermediate Fund              14
Minnesota Insured Fund                            6
Tax-Free Minnesota Fund                           13
Minnesota High-Yield Fund                         7
Tax-Free Missouri Insured Fund                    18
Tax-Free New Mexico Fund                          20
Tax-Free New York Fund                            21
Tax-Free North Dakota Fund                        23
Tax-Free Oregon Insured Fund                      5
Tax-Free Wisconsin Fund                           16

PURCHASING SHARES

        The Distributor serves as the national distributor for each Fund's shares and has agreed to use its best efforts to sell shares of each Fund. See the Prospectus for additional information on how to invest. Shares of each Fund are offered on a continuous basis and may be purchased through authorized investment dealers or directly by contacting a Fund or the Distributor.

        The minimum initial investment generally is $1,000 for each Class of each Fund. Subsequent purchases generally must be at least $100. The initial and subsequent minimum investments for Class A Shares will be waived for purchases by officers, directors or trustees and employees of any fund in the Delaware Investments family, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner strategy selected.

        Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. A Fund will reject any purchase order of more than $250,000 of Class B Shares and $1,000,000 or more for Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more of Class A Shares which are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.


        Selling dealers have the responsibility of transmitting orders promptly. Each Fund reserves the right to reject any order for the purchase of its shares if in the opinion of management such rejection is in such Fund's best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

        Each Fund also reserves the right, following shareholder notification, to charge a service fee on accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

         Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

        The NASD has adopted amendments to its Conduct Rules relating to investment company sales charges. The Funds and the Distributor intend to operate in compliance with these rules.


        Class A Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund are purchased at the offering price which reflects a maximum front-end sales charge of 3.75%. Class A Shares of Tax-Free Minnesota Intermediate Fund is also purchased at the offering price which reflects a maximum front-end sales charge of 2.75%. Lower sales charges apply for larger purchases. See the tables in the Prospectus. Class A Shares are also subject to annual 12b-1 Plan expenses for the life of the investment.

        Class B Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund are purchased at net asset value and are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Shares of such Funds are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately eight years after purchase. Class B Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.25% of average daily net assets of such shares. See Automatic Conversion of Class B Shares, below.

        Class B Shares of Tax-Free Minnesota Intermediate Fund is purchased at net asset value and are subject to a CDSC of: (i) 2% if shares are redeemed within two years of purchase; (ii) 1% if shares are redeemed during the third year following purchase; and (iii) 0% thereafter. Shares of such Funds are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately five years after purchase. Class B Shares of Tax-Free Minnesota Intermediate Fund will automatically convert to Class A Shares at the end of approximately five years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.25% of average daily net assets of such shares. See Automatic Conversion of Class B Shares, below.

        Class C Shares of each Fund are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject. Unlike Class B Shares, Class C Shares do not convert to another class.

        Class A Shares, Class B Shares and Class C Shares represent a proportionate interest in a Fund's assets and will receive a proportionate interest in that Fund's income, before application, as to Class A Shares, Class B Shares and Class C Shares, of any expenses under the Fund's 12b-1 Plans.

        See Determining Offering Price and Net Asset Value and Plans Under Rule 12b-1 in this Part B.

        Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by the Funds for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Funds for further information. Investors who hold certificates representing their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements
        The alternative purchase arrangements of Class A, Class B and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.25% of the average daily net assets of Class A Shares, or to purchase either Class B Shares or Class C Shares and have the entire initial purchase amount invested in a Fund with the investment thereafter subject to a CDSC and annual 12b-1 expenses.


        The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

        For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A Shares, Class B Shares and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Plans under Rule 12b-1.

        Dividends, if any, paid on Class A Shares, Class B Shares and Class C Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Determining Offering Price and Net Asset Value.

Class A Shares


        Purchases of $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the tables in the Prospectus, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features - Class A Shares, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

        From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of funds in the Delaware Investments family may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws.

Dealer's Commission
        As described in the Prospectus, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected.

        For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Investments funds as to which a Limited CDSC applies (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange) may be aggregated with those of the Class A Shares of a Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Investments funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
        Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within prescribed periods after purchase may be subject to a CDSC imposed at the rates and within the time periods set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemption of shares acquired through the reinvestment of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of a Fund, even if those shares are later exchanged for shares of another Delaware Investments fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange. See Waiver of Contingent Deferred Sales Charge--Class B Shares and Class C Shares under Redemption and Exchange for the Fund Classes for a list of the instances in which the CDSC is waived.

        During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. See Automatic Conversion of Class B Shares, above. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.25% of average daily net assets of such shares.

        During the fourth year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares of Tax-Free Minnesota Intermediate Fund will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. See Automatic Conversion of Class B Shares, above. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.25% of average daily net assets representing such shares.

        In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that Class B Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund held for more than six years and Class B Shares of Tax-Free Minnesota Intermediate Fund held for more than three years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year or three-year period, as applicable. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

        All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

        The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange.

Deferred Sales Charge Alternative - Class B Shares
        Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class B Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. Such payments for Class B Shares of Tax-Free Minnesota Intermediate Fund is currently in an amount equal to no more than 2%. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% for approximately eight years after purchase for Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund and approximately five years after purchase for Tax-Free Minnesota Intermediate Fund and, if Class B Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund are redeemed within six years of purchase and Class B Shares of Tax-Free Minnesota Intermediate Fund are redeemed within three years of purchase, a CDSC.

        Proceeds from the CDSC and the annual 12b-1 Plan fees, if any, are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

        Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Part B, even after the exchange. Tax-Free Funds' Class B Shares, Insured Funds' Class B Shares and Minnesota High-Yield Fund's Class C Shares CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
        Class B Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Class B Shares of Tax-Free Minnesota Intermediate Fund, other than shares acquired through reinvestment of dividends, held for five years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the 18th business day or next business day of March, June, September and December (each, a "Conversion Date"). If, as applicable, the eighth or fifth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If such anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after the anniversary. Consequently, if a shareholder's anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after, as applicable, the eighth or fifth anniversary of purchase before the shares will automatically convert into Class A Shares. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.25% of average daily net assets representing such shares.

        Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

        All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

Level Sales Charge Alternative - Class C Shares
        Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

        Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

        Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See Redemption and Exchange.


Plans Under Rule 12b-1
        Pursuant to Rule 12b-1 under the 1940 Act, each of the Class A Shares, Class B Shares and Class C Shares of the Funds have a separate distribution plan under Rule 12b-1 (the "Plans"). Each Plan permits the particular Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class to which the Plan applies. Such shares are not included in calculating the Plans' fees.

        The Plans permit the Funds, pursuant to its Distribution Agreement, to pay out of the assets of the respective Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of the shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

        In addition, each Fund may make payments out of the assets of the respective Class A Shares, Class B Shares and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such Classes.

        The maximum aggregate fee payable by a Fund under its Plans, and each Fund's Distribution Agreement, is on an annual basis, up to 0.25% of average daily net assets of Class A Shares, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets for the year. Each Fund's Board of Trustees may reduce these amounts at any time.

        All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A Shares, Class B Shares and Class C Shares would be borne by such persons without any payment from such Classes. Subject to seeking best execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans. From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

        The Plans and the Distribution Agreements, as amended, have been approved by the Board of Trustees of the Funds, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Plans, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Distribution Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Board of Trustees in the same manner as specified above.

        Each year, the trustees must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares and Class C Shares of each Fund and that there is a reasonable likelihood of the Plan relating to a Class providing a benefit to that Class. The Plans and the Distribution Agreements, as amended, may be terminated at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the relevant Fund Class' outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Fund Class' outstanding voting securities, as well as by a majority vote of those trustees who are not "interested persons." With respect to each Class A Shares' Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the respective Fund's B Class. Also, any other material amendment to the Plans must be approved by a majority vote of the trustees including a majority of the noninterested trustees of the Funds having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of trustees who are not "interested persons" of the Funds must be effected by the trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

-----------------------------------------------------------------------------------------------------------
                            Advertis    Annual/   Broker   Broker     Dealer    Interest     Commission
                              -ing       Semi-    Trails   Sales     Service    on Broker        to
                                         Annual           Charges    Expenses    Sales       Wholesalers
                                        Reports                                 Charges
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Tax-Free Arizona Insured
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class A
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class B
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class C
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------

--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Tax-Free Arizona
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class A
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class B
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class C
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------

--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Tax-Free California
Insured
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class A
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class B
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class C
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------

--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Tax-Free California
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class A
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class B
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class C
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------

--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Tax-Free Colorado
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class A
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class B
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class C
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------

--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Tax-Free Florida Insured
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class A
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class B
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class C
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------

-----------------------------------------------------------------------------------------------------------
                            Advertis    Annual/   Broker   Broker     Dealer    Interest     Commission
                              -ing       Semi-    Trails   Sales     Service    on Broker        to
                                         Annual           Charges    Expenses    Sales       Wholesalers
                                        Reports                                 Charges
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Tax-Free Florida
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class A
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class B
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class C
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------

--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Tax-Free Idaho
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class A
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class B
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class C
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------

--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------

--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------

[RESTUBBED]

--------------------------------------------------------------------------------------------------------------
                             Promotional  Promotional  Prospectus  Telephone   Wholesaler    Other     Total
                               Broker        Other      Printing                Expenses
                              Meetings

---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Tax-Free Arizona Insured
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class A
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class B
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class C
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------

---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Tax-Free Arizona
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class A
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class B
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class C
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------

---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Tax-Free California
Insured
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class A
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class B
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class C
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------

---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Tax-Free California
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class A
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class B
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class C
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------

---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Tax-Free Colorado
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class A
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class B
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class C
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------

---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Tax-Free Florida Insured
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class A
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class B
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class C
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------

--------------------------------------------------------------------------------------------------------------
                             Promotional  Promotional  Prospectus  Telephone   Wholesaler    Other     Total
                               Broker        Other      Printing                Expenses
                              Meetings

---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Tax-Free Florida
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class A
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class B
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class C
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------

---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Tax-Free Idaho
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class A
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class B
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class C
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------

---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------

---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------

--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
                             Advertis   Annual/   Broker   Broker     Dealer    Interest     Commission
                               -ing      Semi-    Trails   Sales     Service    on Broker        to
                                         Annual           Charges    Expenses    Sales       Wholesalers
                                        Reports                                 Charges
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Tax-Free Iowa
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class A
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class B
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class C
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------

--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Tax-Free Kansas
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class A
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class B
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class C
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------

--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Tax-Free Minnesota
Intermediate
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class A
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class B
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class C
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------

--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Minnesota Insured
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class A
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class B
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class C
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------

--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Tax-Free Minnesota
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class A
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class B
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class C
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------

--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Minnesota High-Yield
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class A
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class B
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class C
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------

--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
                             Advertis   Annual/   Broker   Broker     Dealer    Interest     Commission
                               -ing      Semi-    Trails   Sales     Service    on Broker        to
                                         Annual           Charges    Expenses    Sales       Wholesalers
                                        Reports                                 Charges
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Tax-Free Missouri Insured
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class A
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class B
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class C
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------

--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Tax-Free New Mexico
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class A
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class B
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------
Class C
--------------------------- ----------- --------- ------- --------- ----------- ----------- --------------

[RESTUBBED]

---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
                             Promotional  Promotional  Prospectus  Telephone   Wholesaler    Other     Total
                               Broker        Other      Printing                Expenses
                              Meetings

---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Tax-Free Iowa
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class A
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class B
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class C
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------

---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Tax-Free Kansas
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class A
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class B
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class C
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------

---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Tax-Free Minnesota
Intermediate
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class A
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class B
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class C
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------

---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Minnesota Insured
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class A
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class B
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class C
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------

---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Tax-Free Minnesota
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class A
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class B
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class C
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------

---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Minnesota High-Yield
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class A
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class B
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class C
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------

---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
                             Promotional  Promotional  Prospectus  Telephone   Wholesaler    Other     Total
                               Broker        Other      Printing                Expenses
                              Meetings

---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Tax-Free Missouri Insured
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class A
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class B
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class C
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------

---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Tax-Free New Mexico
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class A
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class B
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------
Class C
---------------------------  ------------ ------------ ----------- ----------- ------------ --------- --------

--------------------------- ----------- --------- ------- --------- ----------- ----------- -------------- ------------
                            Advertis    Annual/   Broker   Broker     Dealer    Interest     Commission    Promotional
                              -ing       Semi-    Trails   Sales     Service    on Broker        to          Broker
                                         Annual           Charges    Expenses    Sales       Wholesalers    Meetings
                                        Reports                                 Charges
--------------------------- ----------- --------- ------- --------- ----------- ----------- -------------- ------------
Tax-Free New York
--------------------------- ----------- --------- ------- --------- ----------- ----------- -------------- ------------
Class A
--------------------------- ----------- --------- ------- --------- ----------- ----------- -------------- ------------
Class B
--------------------------- ----------- --------- ------- --------- ----------- ----------- -------------- ------------
Class C
--------------------------- ----------- --------- ------- --------- ----------- ----------- -------------- ------------

--------------------------- ----------- --------- ------- --------- ----------- ----------- -------------- ------------
Tax-Free North Dakota
--------------------------- ----------- --------- ------- --------- ----------- ----------- -------------- ------------
Class A
--------------------------- ----------- --------- ------- --------- ----------- ----------- -------------- ------------
Class B
--------------------------- ----------- --------- ------- --------- ----------- ----------- -------------- ------------
Class C
--------------------------- ----------- --------- ------- --------- ----------- ----------- -------------- ------------

--------------------------- ----------- --------- ------- --------- ----------- ----------- -------------- ------------
Tax-Free Oregon Insured
--------------------------- ----------- --------- ------- --------- ----------- ----------- -------------- ------------
Class A
--------------------------- ----------- --------- ------- --------- ----------- ----------- -------------- ------------
Class B
--------------------------- ----------- --------- ------- --------- ----------- ----------- -------------- ------------
Class C
--------------------------- ----------- --------- ------- --------- ----------- ----------- -------------- ------------

--------------------------- ----------- --------- ------- --------- ----------- ----------- -------------- ------------
Tax-Free Wisconsin
--------------------------- ----------- --------- ------- --------- ----------- ----------- -------------- ------------
Class A
--------------------------- ----------- --------- ------- --------- ----------- ----------- -------------- ------------
Class B
--------------------------- ----------- --------- ------- --------- ----------- ----------- -------------- ------------
Class C
--------------------------- ----------- --------- ------- --------- ----------- ----------- -------------- ------------

[RESTUBBED]

--------------------------- ------------ ----------- ----------- ------------ --------- --------
                            Promotional  Prospectus  Telephone   Wholesaler    Other     Total
                               Other      Printing                Expenses


--------------------------- ------------ ----------- ----------- ------------ --------- --------
Tax-Free New York
--------------------------- ------------ ----------- ----------- ------------ --------- --------
Class A
--------------------------- ------------ ----------- ----------- ------------ --------- --------
Class B
--------------------------- ------------ ----------- ----------- ------------ --------- --------
Class C
--------------------------- ------------ ----------- ----------- ------------ --------- --------

--------------------------- ------------ ----------- ----------- ------------ --------- --------
Tax-Free North Dakota
--------------------------- ------------ ----------- ----------- ------------ --------- --------
Class A
--------------------------- ------------ ----------- ----------- ------------ --------- --------
Class B
--------------------------- ------------ ----------- ----------- ------------ --------- --------
Class C
--------------------------- ------------ ----------- ----------- ------------ --------- --------

--------------------------- ------------ ----------- ----------- ------------ --------- --------
Tax-Free Oregon Insured
--------------------------- ------------ ----------- ----------- ------------ --------- --------
Class A
--------------------------- ------------ ----------- ----------- ------------ --------- --------
Class B
--------------------------- ------------ ----------- ----------- ------------ --------- --------
Class C
--------------------------- ------------ ----------- ----------- ------------ --------- --------

--------------------------- ------------ ----------- ----------- ------------ --------- --------
Tax-Free Wisconsin
--------------------------- ------------ ----------- ----------- ------------ --------- --------
Class A
--------------------------- ------------ ----------- ----------- ------------ --------- --------
Class B
--------------------------- ------------ ----------- ----------- ------------ --------- --------
Class C
--------------------------- ------------ ----------- ----------- ------------ --------- --------

Other Payments to Dealers - Class A Shares, Class B Shares and Class C Shares
         From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the funds in the Delaware Investments family. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of fund shares in the Delaware Investments family.


Special Purchase Features - Class A Shares

Buying Class A Shares at Net Asset Value
         Class A Shares may be reinvested without a front-end sales charge under the Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

         Current and former officers, trustees and employees of each Fund, any other fund in the Delaware Investments family, the Manager or any of the Manager's current affiliates and those that may in the future be created, legal counsel to the funds and registered representatives, and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares of a Fund and shares of any of the funds in the Delaware Investments family, including any fund that may be created at net asset value. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase shares at net asset value. Class A Shares may also be purchased at net asset value by current and former officers, directors and employees (and members of their families) of the Dougherty Financial Group LLC.

         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months of a change of the registered representative's employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of funds in the Delaware Investments family. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Such purchasers are required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer. Such purchasers may also be required to sign or deliver such other documents as the Funds may reasonably require to establish eligibility for purchase at net asset value.


         Each Fund must be notified in advance that the trade qualifies for purchase at net asset value.

Letter of Intention

         The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or the Funds, which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of the Funds and of any class of any of the other mutual funds in the Delaware Investments family (except shares of any fund in the Delaware Investments family which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a fund in the Delaware Investments family which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter. For purposes of satisfying an investor's obligation under a Letter of Intention, Class B Shares and Class C Shares of each Fund and the corresponding classes of shares of other funds in the Delaware Investments family which offer such shares may be aggregated with Class A Shares of a Fund and the corresponding class of shares of the other funds in the Delaware Investments family.

Combined Purchases Privilege
         In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of the Class A Shares, Class B Shares and/or Class C Shares of the Funds, as well as any other class of any of the other funds available from the Delaware Investments family (except shares of any funds in the Delaware Investments family which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a fund in the Delaware Investments family which carried a front-end sales charge, CDSC or Limited CDSC). In addition, assets held by investment advisory clients of the Manager or its affiliates in a stable value account may be combined with other Delaware Investments family holdings.

         The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation

         In determining the availability of the reduced front-end sales charge with respect to Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of a Fund, as well as shares of any other class of any of the other funds in the Delaware Investments family which offer such classes (except shares of any funds in the Delaware Investments family which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a fund in the Delaware Investments family which carried a front-end sales charge, CDSC or Limited CDSC). Using the Tax-Free Funds as an example, if any such purchaser has previously purchased and still holds shares of Class A Shares of those Funds and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $60,000 at offering price of additional shares of a Tax-Free Fund, the charge applicable to the $60,000 purchase would be 3.00%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges in the Prospectus for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.


12-Month Reinvestment Privilege
         Holders of Class A Shares and Class B Shares of a Fund who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Fund or in the same Class of any of the other funds in the Delaware Investments family. In the case of Class A Shares, the reinvestment will not be assessed a front-end sales charge and in the case of Class B Shares, the amount of the CDSC previously charged on the redemption will be reimbursed by the Fund. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Investments family, offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of Class C Shares.

         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. In the case of Class B Shares, the time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions as well as the automatic conversion into Class A Shares.

         A redemption and reinvestment of Class B Shares could have income tax consequences. Shareholders will receive from the Fund the amount of the CDSC paid at the time of redemption as part of the reinvested shares, which may be treated as a capital gain to the shareholder for tax purposes. It is recommended that a tax adviser be consulted with respect to such transactions.

         Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Investors should consult their financial advisers or the Transfer Agent, which also serves as the Fund's shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.

INVESTMENT PLANS

Reinvestment Plan/Open Account
         Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Classes in which an investor has an account (based on the net asset value of that Fund in effect on the reinvestment date) and will be credited to the shareholder's account on that date. A confirmation of each dividend payment from net investment income will be mailed to shareholders quarterly. A confirmation of each distribution from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.

         Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Fund and Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectus and this Part B, are made for Class A Shares at the public offering price and for Class B Shares and Class C Shares at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Funds in the Delaware Investments Family
         Subject to applicable eligibility and minimum initial purchase requirements, and the limitations set forth below, holders of Class A Shares, Class B Shares and Class C Shares may automatically reinvest dividends and/or distributions from a Fund in any of the other mutual funds in the Delaware Investments family, including the Funds, in states where their shares may be sold. Such investments will be made at net asset value per share at the close of business on the reinvestment date without any front-end sales charge, service fee, CDSC or Limited CDSC. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses. See also Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares in the Prospectus.

         Subject to the following limitations, dividends and/or distributions from other funds in the Delaware Investments family may be invested in shares of the Funds at net asset value, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares, and dividends from Class C Shares may only be directed to other Class C Shares.


Investing by Exchange
         If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of a Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

         Holders of Class A Shares of a Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware Investments family, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Investments family. Holders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments funds. Similarly, holders of Class C Shares of a Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Investments funds. Class B Shares of a Fund and Class C Shares of a Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of a Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of that Fund.

         Permissible exchanges into Class A Shares of a Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of a Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.


Investing by Electronic Fund Transfer
         Direct Deposit Purchase Plan--Investors may arrange for a Fund to accept for investment, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan--The Automatic Investing Plan enables shareholders to make regular monthly investments without writing checks. Shareholders may authorize, in advance, to make arrangements for their bank to withdraw a designated amount monthly directly from their checking account for deposit into a Class. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date, although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

                                *   *   *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such Plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse such Fund.

Direct Deposit Purchases by Mail
         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. A Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Funds for proper instructions.


Wealth Builder Option
         Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Investments family. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in Delaware Investments family through the Wealth Builder Option. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Investments family, subject to the conditions and limitations set forth in the Fund Classes' Prospectus. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Exchange Privilege for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

 Asset Planner
         To invest in Delaware Investments funds using the Asset Planner asset allocation service, you should complete an Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisers or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments funds. With the help of a financial adviser, you may also design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange. Also see Buying Class A Shares at Net Asset Value. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of a Fund and of other funds in the Delaware Investments family may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Investments funds.


         An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

DETERMINING OFFERING PRICE AND NET ASSET VALUE


         Orders for purchases of Class A Shares are effected at the offering price next calculated by the Fund in which shares are being purchased after receipt of the order by that Fund, its agent or certain other authorized persons. Orders for purchases of Class B Shares and Class C Shares of each Fund are effected at the net asset value per share next calculated by the Fund in which shares are being purchased after receipt of the order by that Fund or its agent. See Distribution and Service under Investment Management Agreements. Selling dealers have the responsibility of transmitting orders promptly.

         The offering price of Class A Shares consists of the net asset value per share, plus any applicable front-end sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m. Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for days on which the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, is included in each Fund's financial statements which are incorporated by reference into this Part B.


         Each Fund's net asset value per share is computed by adding the value of all securities and other assets in the portfolio of that Fund, deducting any liabilities and dividing by the number of shares outstanding. Expenses and income are accrued daily. In determining a Fund's total net assets, certain portfolio securities are valued at fair value, using methods determined in good faith by the Board of Trustees. This method utilizes the services of an independent pricing organization which employs a combination of methods including, among others, the obtaining of market valuations from dealers who make markets and deal in such securities, and by comparing valuations with those of other comparable securities in a matrix of such securities. A pricing service's activities and results are reviewed by the officers of the Funds. In addition, money market instruments having a maturity of less than 60 days are valued at amortized cost.

         In addition, when determining a Fund's total net assets, certain portfolio securities, except for bonds, which are primarily listed or traded on a national or foreign securities exchange are valued at the last sale price on that exchange. Options are valued at the last reported sales price or, if no sales are reported, at the mean between bid and asked prices. Securities not traded on a particular day, over-the-counter securities and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Use of a pricing service has been approved by the Board of Trustees.


         Each Class of a Fund will bear, pro-rata, all of the common expenses of the particular Fund. The net asset values of all outstanding shares of each Class of each Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in such Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in such Fund represented by the value of shares of such Classes, except that the Class A Shares, Class B Shares and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that would be allocable to each Class, the dividends paid to each Class of a Fund may vary. However, the net asset value per share of each Class of a Fund is expected to be equivalent.

REDEMPTION AND EXCHANGE

         You can redeem or exchange your shares in a number of different ways. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in Delaware Investments will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Investments directly for fund information.

         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. Each Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.


         In addition to redemption of Fund shares, the Distributor, acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the respective Fund, its agent, or certain other authorized persons less any applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Funds and the Distributor end their business days at 5 p.m. Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

         Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to any applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

         Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by the Fund or certain other authorized persons (see Distribution and Service under Investment Management Agreements); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

         Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. Each Fund will honor redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund involved will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to a Fund or to the Distributor.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, a Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

         Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.


         The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.


         Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange. Class B Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class B Shares of Tax-Free Minnesota Intermediate Fund are subject to a CDSC of: (i) 2% if shares are redeemed within two years of purchase; (ii) 1% if shares are redeemed during the third year following purchase; and (iii) 0% thereafter. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Purchasing Shares. Except for the applicable CDSC or Limited CDSC, and with respect to the expedited payment by wire for which there is currently a $7.50 bank wiring cost, neither the Funds nor the Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

         Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of the other funds in the Delaware Investments family (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of Original Shares as described in this Part B and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of shares from Tax-Free Funds B Class, Insured Funds B Class or Minnesota High-Yield Fund B Class, the CDSC schedule for such Class may be higher than the CDSC schedule relating to New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held Original Shares is added to the period of time that an investor held New Shares. The automatic conversion schedule of Original Shares of Class B Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of Tax-Free Funds, Insured Funds and Minnesota High-Yield Fund shares for a longer period of time than if the investment in New Shares were made directly.


Small Accounts
         Before a Fund involuntarily redeems shares from an account that, under the circumstances noted in the relevant Prospectus, has remained below the minimum amounts required by the Prospectus and sends the proceeds to the shareholder, the shareholder will be notified in writing that the value of the shares in the account is less than the minimum required by the Prospectus and will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption. No CDSC or Limited CDSC will apply to the redemptions described in this paragraph.

                                 *     *     *

         Each Fund has made available certain redemption privileges, as described below. The Funds reserve the right to suspend or terminate these expedited payment procedures upon 60 days written notice to shareholders.


Written Redemption
         You can write to each Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
         You may also write to each Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in Delaware Investments, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Fund Classes are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
         The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account. First Union National Bank's fee (currently $7.50) will be deducted from redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

Telephone Exchange
         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in Delaware Investments under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MoneyLine (SM) On Demand
         You or your investment dealer may request redemptions of Fund shares by phone using MoneyLine (SM) On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine (SM) On Demand transactions. See MoneyLine (SM) On Demand under Investment Plans.

Right to Refuse Timing Accounts
         With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Funds will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Investments funds from Timing Firms. A Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Restrictions on Timed Exchanges
         Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Investments funds: (1) Decatur Income Fund, (2) Decatur Total Return Fund, (3) Delaware Balanced Fund,
(4) Limited-Term Government Fund, (5) USA Fund, (6) Delaware Cash Reserve, (7) Delchester Fund and (8) Tax-Free Pennsylvania Fund. No other Delaware Investments funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Investments funds not listed above may not be reinvested back into that Timing Account. Each Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a time pattern (as described above).

         Each Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund and therefore may be refused.

         Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

Systematic Withdrawal Plans
         Shareholders of Class A Shares, Class B Shares and Class C Shares who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.


         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.


Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is Delaware Investments funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable contingent deferred sales charge, including an assessment for previously redeemed amounts under the Plan. Whether a waiver of the contingent deferred sales charge is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a contingent deferred sales charge because they have either satisfied the required holding period or were acquired through the reinvestment of distributions.

         See Waivers of Contingent Deferred Sales Charges, below.

         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

         Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine (SM) Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for any this service; however, your bank may charge a fee.

         Shareholders should consult with their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares
         Purchased at Net Asset Value For purchases of $1,000,000 or more made on or after July 1, 1998, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule: (1) 1.00% if shares are redeemed during the first year after the purchase; and (2) 0.50% if such shares are redeemed during the second year after the purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission described above.

         The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the net asset value at the time of purchase of the Class A Shares being redeemed or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

         Redemptions of such Class A Shares held for more than two years will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of a Fund or Class A Shares acquired in the exchange.

         In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time.

         The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Waivers of Contingent Deferred Sales Charges
         Waiver of Limited Contingent Deferred Sales Charge -- Class A Shares --The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions from an account if the redemption results from the death of the registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed; and (ii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Purchasing Shares).

         Waiver of Contingent Deferred Sales Charge -- Class B Shares and Class C Shares -- The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; and (ii) distributions from an account if the redemption results from the death of the registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         The CDSC of Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; and (ii) distributions from an account if the redemption results from the death of the registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         In addition, the Limited CDSC will be waived on Class A Shares and the CDSC will be waived on Class B Shares and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established.

DISTRIBUTIONS

         Each Fund declares a dividend to shareholders of that Fund's net investment income on a daily basis. Dividends are declared each day the Funds are open and cash dividends are paid monthly. Net investment income earned on days when each Fund is not open will be declared as a dividend on the next business day. Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. In determining daily dividends, the amount of net investment income for each Fund will be determined at the time the offering price and net asset value are determined (see Determining Offering Price and Net Asset Value) and shall include investment income accrued by the respective Fund, less the estimated expenses of that Fund incurred since the last determination of net asset value. Gross investment income consists principally of interest accrued and, where applicable, net pro-rata amortization of premiums and discounts since the last determination. The dividend declared, as noted above, will be deducted immediately before the net asset value calculation is made.

         Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt. However, if a Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying such Fund's credit policies, the purchase will start earning dividends on the date the wire is received. Investors desiring to guarantee wire payments must have an acceptable financial condition and credit history in the sole discretion of that Fund. The Funds reserve the right to terminate this option at any time. Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

         Each Class will share proportionately in the investment income and expenses of its respective Fund, except that Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plan.

         Dividends are automatically reinvested in additional shares of the paying Fund at net asset value, unless an election to receive dividends in cash has been made. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above.

         Any distributions from net realized securities profits will be made annually during the quarter following the close of the fiscal year. Such distributions will be reinvested in shares, unless the shareholder elects to receive them in cash. Shareholders will receive a quarterly statement showing a Class' dividends paid and all the transactions made during the period.

         Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder's account the costs of such Fund's effort to locate a shareholder if a shareholder's mail is returned by the United States Post Office or such Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

         Each Fund anticipates that most of its dividends paid to shareholders will be exempt from federal income taxes.


         Under the 1997 Act, as revised by the 1998 Act and the Omnibus Consolidated and Emergency Supplemental Appropriations Act, a Fund is required to track its sales of portfolio securities and to report its capital gain distributions to you according to the following categories of holding periods:


                  "Mid-term capital gains" or "28 percent rate gain": securities sold by a Fund after July 28, 1997 that were held more than one year but not more than 18 months. These gains will be taxable to individual investors at a maximum rate of 28%. This category of gains applied only to gains and distributions in 1997.


                  "1997 Act long-term capital gains" or "20 percent rate gain": securities sold between May 7, 1997 and July 28, 1997 that were held for more than 12 months, and securities sold by the Fund after July 28, 1997 that were held for more than 18 months. As revised by the 1998 Act, this rate applies to securities held for more than 12 months and sold in tax years beginning after December 1, 1997. These gains will be taxable to individual investors at a maximum rate of 20% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 10% for investors in the 15% federal income tax bracket. The Omnibus Consolidated and Emergency Supplemental Appropriations Act passed in October of 1998 included technical corrections to the 1998 Act. The effect of this correction is that essentially all capital gain distributions paid to shareholders during 1998 will be taxed at a maximum rate of 20%.

                  "Qualified 5-year gains": For individuals in the 15% bracket, qualified five-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individual who are subject to tax at higher rate brackets, qualified five-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than five years. Taxpayers subject to tax at a higher rate brackets may also make an election for shares held on January 1, 2001 to recognize gain on their shares in order to qualify such shares as qualified five-year property. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax bracket when sold after the five-year holding period.


TAXES

         Under the Code, all or a portion of the interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as each of the Funds, will not be deductible by a shareholder. Indebtedness may be allocated to shares of a Fund even though not directly traceable to the purchase of such shares.

         Each Fund's present policy is to designate exempt-interest dividends at each daily distribution of net interest income. Shareholders are required for information purposes to report exempt-interest dividends and other tax-exempt interest on their tax returns.

         Each Fund will be subject to a nondeductible excise tax equal to 4% of the excess, if any, of the taxable amount required to be distributed for each calendar year over the amount actually distributed. In order to avoid this excise tax, each Fund must declare dividends by the end of the calendar year representing 98% of such Fund's ordinary income for the calendar year and 98% of its capital gain net income (both long- and short-term capital gain) for the 12-month period ending on October 31 of such year. For purposes of the excise tax, any income on which a Fund has paid corporate-level tax is considered to have been distributed. Each Fund intends to make sufficient distributions each year to avoid the payment of the excise tax.

         Under a special provision of the Revenue Reconciliation Act of 1993, all or a portion of the gain that a Fund realizes on the sale of a Tax Exempt Obligation that it purchased at a market discount may have to be treated as ordinary income rather than capital gain.

         For shareholders who are recipients of Social Security benefits, exempt-interest dividends are includable in computing "modified adjusted gross income" for purposes of determining the amount of Social Security benefits, if any, that is required to be included in gross income. The maximum amount of Social Security benefits that may be included in gross income is 85%.

         For federal income tax purposes, an alternative minimum tax ("AMT") is imposed on taxpayers to the extent that such tax, if any, exceeds a taxpayer's regular income tax liability (with certain adjustments). Exempt-interest dividends attributable to interest income on certain tax-exempt obligations issued after August 7, 1986 to finance private activities are treated as an item of tax preference that is included in alternative minimum taxable income for purposes of computing the federal AMT for all taxpayers and the federal environmental tax on corporations. In addition, all other tax-exempt interest received by a corporation, including exempt-interest dividends, will be included in adjusted current earnings for purposes of determining the federal corporate AMT and the environmental tax imposed on corporations by Section 59A of the Code. Liability for AMT will depend on each shareholder=s individual tax situation.

         The Code imposes requirements on certain tax-exempt bonds which, if not satisfied, could result in loss of tax exemption for interest on such bonds, even retroactively to the date of issuance of the bonds. Proposals may be introduced before Congress in the future, the purpose of which will be to further restrict or eliminate the federal income tax exemption for tax-exempt bonds held by the Funds. The Funds will avoid investment in bonds which, in the opinion of the investment adviser, pose a material risk of the loss of tax exemption. Further, if a bond in any Fund's portfolio lost its exempt status, such Fund would make every effort to dispose of such investment on terms that are not detrimental to that Fund.

         Gain or loss on options is taken into account when realized by entering into a closing transaction or by exercise. In addition, with respect to many types of options held at the end of a Fund's taxable year, unrealized gain or loss on such contracts is taken into account at the then current fair market value thereof under a special "marked-to-market, 60/40 system," and such gain or loss is recognized for tax purposes. The gain or loss from such options (including premiums on certain options that expire unexercised) is treated as 60% long-term and 40% short-term capital gain or loss, regardless of their holding period. The amount of any capital gain or loss actually realized by a Fund in a subsequent sale or other disposition of such options will be adjusted to reflect any capital gain or loss taken into account by such Fund in a prior year as a result of the constructive sale under the "marked-to-market, 60/40 system."


Arizona State Considerations
         Exempt interest dividends from the Arizona Funds that are excluded from gross income for federal income tax purposes and that are derived from interest on (i) obligations of the State of Arizona and its political subdivisions and
(ii) obligations of United States possessions that are exempt from state taxation under federal law, are excluded from taxable income for Arizona income tax purposes to the same extent as the interest income would be excluded from taxable income for Arizona income tax purposes if such obligations were directly held by a shareholder.

California State Taxation
         Shareholders of the California Funds that are individuals may exclude from taxable income for purposes of the California Personal Income Tax dividends received from the California Funds that are properly designated by the California Funds in a written notice mailed to the shareholders as California exempt interest dividends. The portion of the California Funds' dividends designated as California exempt interest dividends may not exceed the amount of interest the California Funds receive during their taxable year on obligations the interest on which, if held by an individual, is exempt from taxation by the State of California, reduced by certain non-deductible expenses. The California Funds may designate California exempt interest dividends only if the California Funds qualify as regulated investment companies under the Code, and if, at the close of each quarter of its taxable year, at least 50 percent of the value of its total assets consists of obligations the interest on which, when held by an individual, is exempt from taxation by the State of California. Distributions from the California Funds, including California exempt interest dividends, received by shareholders subject to the California Bank and Corporation Tax Law may be subject to the California franchise tax.

Colorado State Taxation
         Exempt interest dividends from the Colorado Funds that are excluded from gross income for federal income tax purposes and that are attributable to interest on (i) obligations of the State of Colorado or its political subdivisions which are issued on or after May 1, 1980, (ii) obligations of the State of Colorado or its political subdivisions which were issued before May 1, 1980, to the extent that such interest is specifically exempt from income taxation under the laws of the State of Colorado authorizing the issuance of such obligations and (iii) obligations of possessions of the United States that are exempt from state taxation under federal law, are excluded from taxable income for purposes of the income tax imposed by the State of Colorado on individuals and corporations.

Florida State Taxation
         Florida does not currently impose an income tax on individuals. Florida does, however, impose a tax on intangible personal property held by individuals as of the first day of each calendar year. Under interpretations promulgated by the Florida Department of Revenue, shares in the Florida Funds are not subject to the intangible property tax so long as, on the last business day of each calendar year, all of the assets of the Florida Funds consist of obligations of the U. S. government and its agencies and territories that are exempt from state taxation under federal law, and obligations of the State of Florida and its municipalities, counties and other taxing districts. If the Florida Funds hold any other types of assets on that date, then the entire value of the shares in the Florida Funds (except for the portion of the value of the shares attributable to U. S. government obligations) are subject to the intangible property tax. The Florida Funds must sell any non-exempt assets held in its portfolio during the year and reinvest the proceeds in exempt assets prior to December 31. Transaction costs involved in converting the portfolio's assets to such exempt assets would likely reduce the Florida Funds' investment return and might, in extraordinary circumstances, exceed any increased investment return the Florida Funds had achieved by investing in non-exempt assets during the year. Florida does impose an income tax on corporations and certain other entities, and distributions from the Florida Funds may be subject to this income tax.

Idaho State Taxation
         The Idaho Fund has received a ruling from the Idaho Department of Revenue dated December 13, 1994 to the effect that dividends paid by a fund such as the Idaho Fund that are attributable to (a) interest earned on bonds issued by the State of Idaho, its cities and political subdivisions, and (b) interest earned on obligations of the U.S. government or its territories and possessions that are exempt from state taxation under federal law, are not included in the income of Idaho Fund shareholders subject to either the Idaho personal income tax or the Idaho corporate income tax.

Iowa State Taxation
         The Iowa Fund has received a ruling from the Iowa Department of Revenue and Finance dated May 21, 1993 to the effect that dividends paid by a fund such as the Iowa Fund that are attributable to (a) interest earned on bonds issued by the State of Iowa, its political subdivisions, agencies and instrumentalities, the interest on which is expressly exempt from state income taxation by Iowa statute, and (b) interest earned on obligations of the U. S. government or its territories and possessions and which have interest that is exempt from state taxation under federal law, are not included in the income of the Iowa Fund shareholders subject to either the Iowa personal income tax or the Iowa corporate income tax (except in the case of shareholders that are financial institutions subject to the tax imposed by Iowa Code ss. 422.60), if the Iowa Fund provides statements to the shareholders as to the percentage of dividends from the Iowa Fund that are attributable to such interest.

Kansas State Taxation
         Exempt interest dividends from the Kansas Fund that are excluded from gross income for federal income tax purposes and that are attributable to interest on (i) obligations of the State of Kansas or its political subdivisions issued after December 31, 1987, (ii) obligations of the State of Kansas or its political subdivisions issued prior to January 1, 1988, the interest on which is expressly exempt from income tax under Kansas law and (iii) obligations of possessions of the United States that are exempt from state taxation under federal law, are excluded from taxable income for purposes of the income tax imposed by the State of Kansas on individuals, fiduciaries and corporations (other than insurance companies, banks, trust companies and savings and loan associations). Distributions from the Kansas Fund, including exempt interest dividends, may be subject to the taxes imposed by the State of Kansas on insurance companies and on banks, trust companies and savings and loan associations, when received by shareholders subject to such taxes.

Minnesota State Taxation
    Minnesota taxable net income is based generally on federal taxable income. The portion of exempt-interest dividends that is derived from interest income on Minnesota Tax-Exempt Obligations is excluded from the Minnesota taxable net income of individuals, estates and trusts, provided that the portion of the exempt-interest dividends from such Minnesota sources paid to all shareholders represents 95 percent or more of the exempt-interest dividends paid by all Minnesota Funds. Exempt interest dividends that are treated as an item of tax preference for purposes of the federal alternative minimum tax are also subject to the Minnesota alternative minimum tax on individuals, estates and trusts. Distributions from the Minnesota Funds, including exempt interest dividends, may be subject to the Minnesota income tax imposed on corporations when received by shareholders subject to such tax.

    In 1995, the Minnesota Legislature enacted a statement of intent that interest on obligations of Minnesota governmental units and Indian tribes be included in net income of individuals, estates and trusts for Minnesota income tax purposes if a court determines that Minnesota's exemption of such interest unlawfully discriminates against interstate commerce because interest on obligations of governmental issuers located in other states is subject to tax. This provision applies to taxable years that begin during or after the calendar year in which any such court decision becomes final, irrespective of the date on which the obligations were issued. The Minnesota Funds are not aware of any decision in which a court has held that a state's exemption of interest on its own bonds or those of its political subdivisions or Indian tribes, but not of interest on the bonds of other states or their political subdivisions or Indian tribes, unlawfully discriminates against interstate commerce or otherwise contravenes the United States Constitution. Nevertheless, the Minnesota Funds cannot predict the likelihood that interest on the Minnesota obligations held by the Minnesota Funds would become taxable under this Minnesota statutory provision.

Missouri State Taxation
    Exempt interest dividends from the Missouri Fund that are excluded from gross income for federal income tax purposes and that are derived from interest on (i) obligations of the State of Missouri or any of its political subdivisions or authorities or (ii) obligations of territories and possessions of the United States that are exempt from state taxation under federal law, as designated by the Missouri Fund in an annual notice mailed to shareholders, are not included in taxable income for purposes of the Missouri income tax imposed on individuals, trusts, estates and certain corporations (not including banking institutions, credit institutions, credit unions and savings and loan associations.) Distributions from the Missouri Fund, including exempt interest dividends, may be subject to the franchise taxes imposed on banking institutions, credit institutions, credit unions and savings and loan associations when received by shareholders subject to such taxes.

New York State and City Taxation
    Exempt interest dividends from the New York Fund that are excluded from gross income for federal income tax purposes and that are derived from interest on (i) obligations of the State of New York or its political subdivisions and
(ii) obligations of possessions of the United States that are exempt from state taxation under federal law, are excluded from taxable income for purposes of the income taxes imposed by the State of New York and New York City on resident individuals, estates and trusts. Dividends from the New York Fund, including exempt interest dividends, may be taken into account in determining the New York State and New York City income and franchise taxes on business corporations, banking corporations and insurance companies when received by shareholders subject to such taxes.

New Mexico State Taxation
    Shareholders may exclude from income subject to the New Mexico Income Tax imposed on individuals and the New Mexico Corporate Income and Franchise Tax imposed on corporations the portion of the dividends of the New Mexico Fund that is attributable to interest on (i) obligations of the United States, (ii) obligations of the State of New Mexico or any of its agencies, institutions, instrumentalities or political subdivisions and (iii) obligations of United States territories and possessions that are exempt from state taxation under federal law, provided that the New Mexico Fund provides an annual statement to each shareholder that identifies the source of income that was distributed to the shareholder.

North Dakota State Taxation
    Exempt interest dividends from the North Dakota Fund that are excluded from gross income for federal income tax purposes and that are attributable to interest earned on obligations of the State of North Dakota or its political subdivisions are excluded from taxable income for purposes of the North Dakota personal income tax imposed on individuals, estates and trusts, if the North Dakota Fund provides certain required information to the North Dakota tax commissioner in each year. However, to the extent a portion of an exempt interest dividend from the North Dakota Fund is treated as an item of tax preference for purposes of the federal alternative minimum tax, such a dividend could affect a taxpayer's North Dakota income tax liability if the taxpayer computes North Dakota income tax liability pursuant to the optional percentage of federal income tax liability method permitted by North Dakota law. Distributions from the North Dakota Fund, including exempt interest dividends, may be subject to the North Dakota income tax imposed on corporations and the North Dakota tax imposed on the income of financial institutions when received by shareholders subject to such taxes.

Oregon State Taxation
    Exempt interest dividends from the Oregon Fund that are excluded from gross income for federal income tax purposes and that are attributable to interest on
(i) obligations of the State of Oregon or its political subdivisions and (ii) obligations of possessions of the United States that are exempt from state taxation under federal law, are excluded from taxable income for the purposes of the income tax imposed by the State of Oregon on individuals. Distributions from the Oregon Fund, including exempt interest dividends, may be subject to the Oregon Corporate Excise Tax or Corporate Income Tax when received by shareholders subject to such taxes.

Utah State Taxation
    Exempt interest dividends from the Utah Fund that are excluded from gross income for federal income tax purposes are excluded from taxable income for purposes of the Utah personal income tax imposed on individuals, estates and trusts. Distributions from the Utah Fund, including exempt interest dividends, may be subject to the Utah corporate franchise and income taxes when received by shareholders subject to such taxes.

Washington State Taxation
    The State of Washington does not currently impose an income tax on individuals or corporations. Dividends from the Fund may be taken into account in calculating the Washington Business and Occupation Tax in the case of certain shareholders who are subject to that tax.

Wisconsin State Taxation
    The Wisconsin Fund has received a ruling from the Wisconsin Department of Revenue dated July 7, 1993 to the effect that dividends paid by a fund such as the Wisconsin Fund that are attributable to (a) interest earned on certain obligations of the State of Wisconsin, or Wisconsin agencies or political subdivisions, the interest on which is expressly exempt from Wisconsin personal income taxation by Wisconsin statute, and (b) interest earned on obligations of the U.S. government or its territories and possessions the interest on which is exempt from state taxation under federal law, are excluded from the income of the Wisconsin Fund shareholders subject to the Wisconsin personal income tax. Distributions from the Wisconsin Fund, including exempt interest dividends, may be subject to the Wisconsin Corporate Franchise Tax or Corporate Income Tax when received by shareholders subject to such taxes.

    The foregoing discussion relates to federal and state taxation as of the date of this Part B. Distributions from the Funds, including exempt-interest dividends, may be subject to tax in other states. This discussion is not intended as a substitute for careful tax planning. You are urged to consult your tax adviser with specific reference to your own tax situation.

INVESTMENT MANAGEMENT AGREEMENTS

         Delaware Management Company (the "Manager"), located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to each Fund, subject to the supervision and direction of the its Board of Trustees.

         The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On August 31, 1999, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $00 billion in assets in the various institutional or separately managed (approximately $00,000,000,000) and investment company (approximately $000,000,000,000) accounts.


         Prior to May 1, 1997, Voyageur Fund Managers, Inc. ("Voyageur") had been retained under an investment advisory contract to act as each Fund's investment adviser, subject to the authority of the Board of Trustees. Voyageur was an indirect, wholly owned subsidiary of Dougherty Financial Group, Inc. ("DFG"). After the close of business on April 30, 1997, Voyageur became an indirect, wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") as a result of Lincoln National's acquisition of DFG. Lincoln National, headquartered in Fort Wayne, Indiana, owns and operates insurance and investment management businesses, including Delaware Management Holding, Inc. ("DMH"). Affiliates of DMH serve as adviser, distributor and transfer agent for the Delaware Investments family.


         Because Lincoln National's acquisition of DFG resulted in a change of control of Voyageur, the Funds' previous investment advisory agreements with Voyageur were "assigned", as that term is defined by the 1940 Act, and the previous agreements therefore terminated upon the completion of the acquisition. On February 14, 1997, new advisory agreements with the Manager on behalf of the the Florida Funds and Tax-Free New York Fund and with Voyageur on behalf of the other Funds were unanimously approved by each Fund's respective board at a meeting held in person, and each such board called a shareholder meeting to approve these agreements. At a meeting held on April 11, 1997, the shareholders of each Fund approved its respective investment management agreement to become effective after the close of business on April 30, 1997, the date the acquisition was completed. On May 30, 1997, Voyageur was merged into the Manager and the Manager became the investment manager for these other Funds.

         Beginning May 1, 1997, the Manager, an indirect, wholly owned subsidiary of LNC, was retained as investment manager of the Florida Funds and Tax-Free New York Fund and Voyageur was retained as investment manager for the other Funds. The Manager is a series of Delaware Management Business Trust. The Manager changed its form of organization from a corporation to a business trust on March 1, 1998.

         The current Investment Management Agreement for each Fund is dated as follows.

                             Agreement Date     Approved by                            Agreement Date      Approved by
                                                Shareholders                                               Shareholders
                             --------------     ------------                           --------------      ------------
 Tax-Free Arizona Insured    April 1, 1999      March 17, 1999   Minnesota Insured     April 1, 1999       March 17, 1999
 Fund                                                            Fund
 Tax-Free Arizona Fund       April 1, 1999      March 17, 1999   Tax-Free Minnesota    April 15, 1999      April 13, 1999
                                                                 Fund
 Tax-Free California         January 1, 1999    Dec   , 1998     Minnesota             April 1, 1999       March 17, 1999
 Insured Fund                                                    High-Yield Fund
 Tax-Free California Fund    April 15, 1999     April 13, 1999   Tax-Free Missouri     January 1, 1999     Dec   , 1998
                                                                 Insured Fund
 Tax-Free Colorado Fund      April 15, 1999     April 13, 1999   Tax-Free Montana      November 1, 1999
                                                                 Fund
 Tax-Free Florida Fund       January 1, 1999    Dec   , 1998     Tax-Free New          January 1, 1999     Dec   , 1998
                                                                 Mexico Fund
 Tax-Free Florida Insured    January 1, 1999    Dec   , 1998     Tax-Free New York     April 15, 1999      April 13, 1999
 Fund                                                            Fund
 Tax-Free Kansas Fund        January 1, 1999    Dec   , 1998     Tax-Free North        April 15, 1999      April 13, 1999
                                                                 Dakota Fund
 Tax-Free Idaho Fund         April 15, 1999     April 13, 1999   Tax-Free Oregon       January 1, 1999     Dec   , 1998
                                                                 Insured Fund
 Tax-Free Iowa Fund          April 15, 1999     April 13, 1999   Tax-Free Wisconsin    April 15, 1999      April 13, 1999
                                                                 Fund
 Tax-Free Minnesota          April 15, 1999     April 13, 1999
 Intermediate Fund


         Each Agreement has an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund to which the Agreement relates, and only if the terms and the renewal thereof have been approved by the vote of a majority of the trustees of the Funds who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement is terminable without penalty on 60 days' notice by the trustees of the Funds or by the Manager. Each Agreement will terminate automatically in the event of its assignment.
         Under each Fund's current Investment Management Agreement, each Fund pays the Manager a monthly investment advisory and management fee equivalent on an annual basis, of its average daily net assets, to the rates set forth below.


       ----------------------------------   -----------------------------------
       Minnesota Insured Fund               0.50% on the first $500 million;
       Tax-Free Arizona Insured Fund        0.475% on the next $500 million;
       Tax-Free California Insured Fund     0.45% on the next $1.5 billion;
       Tax-Free Florida Insured Fund        0.425% on assets in excess of $2.5
       Tax-Free Minnesota Intermediate      billion
       Fund
       Tax-Free Missouri Insured Fund
       Tax-Free Oregon Insured Fund

       ----------------------------------   -----------------------------------
       Minnesota High-Yield Fund            0.55% on the first $500 million;
       Tax-Free Arizona Fund                0.50% on the next $500 million;
       Tax-Free California Fund             0.45% on the next $1.5 billion;
       Tax-Free Colorado Fund               0.425% on assets in excess of $2.5
       Tax-Free Florida Fund                billion
       Tax-Free Idaho Fund
       Tax-Free Iowa Fund
       Tax-Free Kansas Fund
       Tax-Free Minnesota Fund
       Tax-Free New Mexico Fund
       Tax-Free New York Fund
       Tax-Free North Dakota Fund
       Tax-Free Wisconsin Fund
       ----------------------------------   -----------------------------------

         In connection with the merger transaction described above, the Manager agreed for a period of two years ending on April 30, 1999, to voluntarily waive that portion, if any, of the annual management fees payable by each Fund and to pay that Fund's expenses to the extent necessary to ensure that such Fund's total operating expenses (excluding 12b-1 Plan fees, interest expense, taxes, brokerage fees and commissions) did not exceed, on an annual basis, 1.00% of the average daily net assets of each Class of that Fund. This agreement replaced a similar provision in the Funds' investment advisory contracts with the Funds' predecessor investment adviser. The Manager and the Distributor reserve the right to voluntarily waive their fees in whole or part and to voluntarily pay or reimburse certain other of the Fund=s expenses. This agreement replaced a similar provision in the Fund's investment advisory contracts with the Fund's predecessor investment adviser.

         The Manager has voluntarily agreed to waive that portion, if any, of the annual management fees payable by a Fund and to pay that Fund's expenses to the extent necessary to ensure that such Fund's total operating expenses (excluding 12b-1 Plan fees, interest expense, taxes, brokerage fees and commissions) do not exceed, on an annual basis, the amounts noted below as a percentage of the average daily net assets of that Fund through December 31, 1999.
                 ------------------------------------------- -----------
                 Minnesota High-Yield Fund
                 ------------------------------------------- -----------
                 Minnesota Insured Fund
                 ------------------------------------------- -----------
                 Tax-Free Arizona Insured Fund
                 ------------------------------------------- -----------
                 Tax-Free California Fund
                 ------------------------------------------- -----------
                 Tax-Free California Insured Fund
                 ------------------------------------------- -----------
                 Tax-Free Colorado Fund
                 ------------------------------------------- -----------
                 Tax-Free Florida Fund
                 ------------------------------------------- -----------
                 Tax-Free Florida Insured Fund
                 ------------------------------------------- -----------
                 Tax-Free Idaho Fund
                 ------------------------------------------- -----------
                 Tax-Free Iowa Fund
                 ------------------------------------------- -----------
                 Tax-Free Kansas Fund
                 ------------------------------------------- -----------
                 Tax-Free Minnesota Fund
                 ------------------------------------------- -----------
                 Tax-Free Minnesota Intermediate Fund
                 ------------------------------------------- -----------
                 Tax-Free Missouri Insured Fund
                 ------------------------------------------- -----------
                 Tax-Free New Mexico Fund
                 ------------------------------------------- -----------
                 Tax-Free New York Fund
                 ------------------------------------------- -----------
                 Tax-Free North Dakota Fund
                 ------------------------------------------- -----------
                 Tax-Free Oregon Insured Fund
                 ------------------------------------------- -----------
                 Tax-Free Wisconsin Fund
                 ------------------------------------------- -----------

         The Manager has contracted to waive that portion, if any, of the annual management fees payable by a Tax-Free Arizona Fund and to pay that Fund's expenses to the extent necessary to ensure that such Fund's total operating expenses (excluding 12b-1 Plan fees, interest expense, taxes, brokerage fees and commissions) do not exceed, on an annual basis, 0.50% of the average daily net assets of that Fund through June 30, 2000.

         On August 31, 1999, the total net assets of each Fund were as follows:

                 ------------------------------------------- -----------
                 Minnesota High-Yield Fund
                 ------------------------------------------- -----------
                 Minnesota Insured Fund
                 ------------------------------------------- -----------
                 Tax-Free Arizona Fund
                 ------------------------------------------- -----------
                 Tax-Free Arizona Insured Fund
                 ------------------------------------------- -----------
                 Tax-Free California Fund
                 ------------------------------------------- -----------
                 Tax-Free California Insured Fund
                 ------------------------------------------- -----------
                 Tax-Free Colorado Fund
                 ------------------------------------------- -----------
                 Tax-Free Florida Fund
                 ------------------------------------------- -----------
                 Tax-Free Florida Insured Fund
                 ------------------------------------------- -----------
                 Tax-Free Idaho Fund
                 ------------------------------------------- -----------
                 Tax-Free Iowa Fund
                 ------------------------------------------- -----------
                 Tax-Free Kansas Fund
                 ------------------------------------------- -----------
                 Tax-Free Minnesota Fund
                 ------------------------------------------- -----------
                 Tax-Free Minnesota Intermediate Fund
                 ------------------------------------------- -----------
                 Tax-Free Missouri Insured Fund
                 ------------------------------------------- -----------
                 Tax-Free New Mexico Fund
                 ------------------------------------------- -----------
                 Tax-Free New York Fund
                 ------------------------------------------- -----------
                 Tax-Free North Dakota Fund
                 ------------------------------------------- -----------
                 Tax-Free Oregon Insured Fund
                 ------------------------------------------- -----------
                 Tax-Free Wisconsin Fund
                 ------------------------------------------- -----------

         The Manager makes and implements all investment decisions on behalf of the Funds. The Funds pay all of their other expenses. Set forth below is information regarding the amount of investment advisory fees incurred, paid and waived, if any, by each Fund to the Manager or Voyageur, whichever the case may be, during the periods indicated.

                                           Investment                 Investment              Fees Waived
                                          Advisory Fees              Advisory Fees            and Expenses
                                            Incurred                     Paid                      Paid

Tax-Free Arizona Insured Fund
         9/1/98-8/31/99                     $000,000                   $000,000                   $00,000
         1/1/98-8/31/98                     $619,756                   $535,646                   $84,110
         5/1/97-12/31/97                    $652,289                   $584,130                   $68,159
         1/1/97-4/30/97                     $341,216                   $311,799                   $29,417
         1/1/96-12/31/96                  $1,119,609                 $1,119,609                      None
Tax-Free Arizona Fund
         9/1/98-8/31/99                     $000,000                   $000,000                   $00,000
         1/1/98-8/31/98                      $53,250                       None                   $61,174
         5/1/97-12/31/97                     $48,532                       None                   $49,907
         1/1/97-4/30/97                      $21,995                       None                   $34,425
         1/1/96-12/31/96                     $55,464                       None                   $90,000
Tax-Free California Insured Fund
         9/1/98-8/31/99                     $000,000                   $000,000                   $00,000
         1/1/98-8/31/98                     $109,350                   $108,264                    $1,086
         5/1/97-12/31/97                    $114,802                   $113,884                      $918
         1/1/97-4/30/97                      $60,088                    $51,460                    $8,628
         1/1/96-12/31/96                    $192,101                   $117,101                   $75,000
Tax-Free California Fund
         9/1/98-8/31/99                     $000,000                   $000,000                   $00,000
         1/1/98-8/31/98                      $44,783                       None                   $76,468
         5/1/97-12/31/97                     $21,305                       None                   $43,102
         1/1/97-4/30/97                      $3,980                        None                   $10,565
         1/1/96-12/31/96                     $7,369                        None                   $40,001
Tax-Free Colorado Fund
         9/1/98-8/31/99                     $000,000                   $000,000                   $00,000
         1/1/98-8/31/98                   $1,229,144                 $1,003,319                  $225,825
         5/1/97-12/31/97                  $1,199,154                 $1,020,963                  $178,191
         1/1/97-4/30/97                     $588,023                   $588,023                      None
         1/1/96-12/31/96                  $1,865,515                 $1,865,515                      None


                                          Investment           Investment         Fees Waived
                                         Advisory Fees       Advisory Fees        and Expenses
                                           Incurred               Paid               Paid

Tax-Free Florida Insured Fund
         9/1/98-8/31/99                     $  000,000          $  000,000          $   00,000
         1/1/98-8/31/98                     $  529,873          $  340,976          $  188,897
         5/1/97-12/31/97                    $  571,547          $  461,777          $  109,770
         1/1/97-4/30/97                     $  305,198          $  305,198                None
         1/1/96-12/31/96                    $1,074,026          $1,049,026          $   25,000
Tax-Free Florida Fund
         9/1/98-8/31/99                     $  000,000          $  000,000          $   00,000
         1/1/98-8/31/98                     $   39,404                None          $   43,020
         5/1/97-12/31/97                    $   27,555                None          $   28,543
         1/1/97-4/30/97                     $   12,388                None          $   15,447
         1/1/96-12/31/96                    $   29,915                None          $   60,727
Tax-Free Idaho Fund
         9/1/98-8/31/99                     $  000,000          $  000,000          $   00,000
         1/1/98-8/31/98                     $  152,524          $  132,155          $   20,369
         5/1/97-12/31/97                    $  130,918          $   76,955          $   26,963
         1/1/97-4/30/97                     $   57,986          $   27,984          $   30,002
         1/1/96-12/31/96                    $  131,410          $    1,410          $  130,000
Tax-Free Iowa Fund
         9/1/98-8/31/99                     $  000,000          $  000,000          $   00,000
         1/1/98-8/31/98                     $  143,522          $  115,543          $   27,979
         5/1/97-12/31/97                    $  139,262          $  122,155          $   17,107
         1/1/97-4/30/97                     $   68,692          $   62,756          $    5,936
         1/1/96-12/31/96                    $  217,160          $  212,160          $    5,000
Tax-Free Kansas Fund
         9/1/98-8/31/99                     $  000,000          $  000,000          $   00,000
         1/1/98-8/31/98                     $   51,288          $   41,153          $   10,135
         5/1/97-12/31/97                    $   44,934          $   22,579          $   22,355
         1/1/97-4/30/97                     $   21,163          $   18,426          $    2,737
         1/1/96-12/31/96                    $   60,154          $   30,154          $   30,000
Tax-Free Minnesota Intermediate Fund
         9/1/98-8/31/99                     $  000,000          $  000,000          $   00,000
         1/1/98-8/31/98                     $  157,232          $  157,232                None
         5/1/97-12/31/97                    $  162,269          $  162,269                None
         1/1/97-4/30/97                     $   84,555          $   59,658          $   24,897
         1/1/96-12/31/96                    $  281,038          $  281,038                None
Minnesota Insured Fund
         9/1/98-8/31/99                     $  000,000          $  000,000          $   00,000
         1/1/98-8/31/98                     $  990,662          $  951,207          $   39,455
         5/1/97-12/31/97                    $1,000,967          $  968,290          $   32,677
         1/1/97-4/30/97                     $  502,457          $  473,267          $   29,190
         1/1/96-12/31/96                    $1,518,301          $1,518,301                None




                                          Investment           Investment         Fees Waived
                                         Advisory Fees       Advisory Fees        and Expenses
                                           Incurred               Paid               Paid



Tax-Free Minnesota Fund
         9/1/98-8/31/99                     $  000,000          $  000,000          $   00,000
         1/1/98-8/31/98                     $1,427,564          $1,340,807          $   86,757
         5/1/97-12/31/97                    $1,423,345          $1,353,410          $   69,935
         1/1/97-4/30/97                     $  706,459          $  612,643          $   93,816
         1/1/96-12/31/96                    $2,222,690          $2,222,690                None
Minnesota High-Yield Fund
         9/1/98-8/31/99                     $  000,000          $  000,000          $   00,000
         1/1/98-8/31/98                     $ 168, 083                None          $  204,795
         1/1/97-12/31/97                    $  136,823                None          $  136,823
Tax-Free Missouri Insured Fund
         9/1/98-8/31/99                     $  000,000          $  000,000          $   00,000
         1/1/98-8/31/98                     $  196,563          $  156,816          $   39,747
         5/1/97-12/31/97                    $  200,279          $  185,491          $   14,788
         1/1/97-4/30/97                     $   97,877          $   97,877                None
         1/1/96-12/31/96                    $  290,247          $  195,247          $   95,000
Tax-Free New Mexico Fund
         9/1/98-8/31/99                     $  000,000          $  000,000          $   00,000
         1/1/98-8/31/98                     $   73,889          $   53,004          $   20,885
         5/1/97-12/31/97                    $   68,560          $   59,118          $    9,442
         1/1/97-4/30/97                     $   34,332          $   34,332                None
         1/1/96-12/31/96                    $  107,784          $  107,784                None
Tax-Free New York Fund
         9/1/98-8/31/99                     $  000,000          $  000,000          $   00,000
         1/1/98-8/31/98                     $   33,403          $   25,972          $    9,796
         5/1/97-12/31/97                    $   30,450          $   21,543          $    8,907
         1/1/97-4/30/97                     $   16,645                None          $   27,742
         10/1/96-12/31/96(1)                $   17,615                None          $   23,062
         10/1/95-9/30/96                    $   93,048          $   68,468          $   24,580
Tax-Free North Dakota Fund
         9/1/98-8/31/99                     $  000,000          $  000,000          $   00,000
         1/1/98-8/31/98                     $  105,393          $   73,673          $   31,720
         5/1/97-12/31/97                    $  106,481          $   93,426          $   13,055
         1/1/97-4/30/97                     $   54,890          $   54,890                None
         1/1/96-12/31/96                    $  175,239          $  175,239                None
Tax-Free Oregon Insured Fund
         9/1/98-8/31/99                     $  000,000          $  000,000          $   00,000
         1/1/98-8/31/98                     $  100,177          $   36,024          $   64,153
         5/1/97-12/31/97                    $   92,073          $   50,164          $   41,909
         1/1/97-4/30/97                     $   42,995          $   23,231          $   19,764
         1/1/96-12/31/96                    $  124,769          $   59,769          $   65,000



                                          Investment           Investment         Fees Waived
                                         Advisory Fees       Advisory Fees        and Expenses
                                           Incurred               Paid               Paid


Tax-Free Wisconsin Fund
         9/1/98-8/31/99                       $000,000            $000,000            $ 00,000
         1/1/98-8/31/98                       $123,329            $113,696            $  9,633
         5/1/97-12/31/97                      $100,882            $ 79,307            $ 21,575
         1/1/97-4/30/97                       $ 48,044            $ 46,138            $  1,906
         1/1/96-12/31/96                      $141,262            $131,262            $ 10,000



(1) Effective December 31, 1996, Tax-Free New York Fund changed its fiscal year from September 30 to December 31.


         Set forth below is information regarding the amount of transfer agent fees and accounting services fee paid by each Fund to Delaware Service Company, Inc. during the fiscal period ended August 31,1999.

           -------------------------------------------- ------------------- -----------------
                                                         Transfer Agent       Accounting
                                                            Fees              Services Fees
           -------------------------------------------- ------------------- -----------------
              Minnesota Insured Fund
              Tax-Free Arizona Fund
              Tax-Free Arizona Insured Fund
              Tax-Free California Fund
              Tax-Free California Insured Fund
              Tax-Free Colorado Fund
              Tax-Free
              Florida Fund
              Tax-Free Florida Insured Fund
              Tax-Free Idaho Fund
              Tax-Free Iowa Fund
              Tax-Free Kansas Fund
              Tax-Free Minnesota Fund
              Tax-Free Minnesota Intermediate Fund
              Tax-Free Missouri Insured Fund
              Tax-Free New Mexico Fund
              Tax-Free New York Fund
              Tax-Free North Dakota
              Fund Tax-Free Oregon Insured Fund
              Tax-Free Wisconsin Fund
           -------------------------------------------- ------------------- -----------------

       Except for those expenses borne by the Manager under the Investment Management Agreements and the Distributor under the Distribution Agreements, the Funds are responsible for all of their own expenses. Among others, these include the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Distribution and Service
       The Distributor, Delaware Distributors, L.P., located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor of each Fund's shares under separate Distribution Agreements dated March 1, 1997. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by each Fund on behalf of its Class A Shares, Class B Shares and Class C Shares under the 12b-1 Plan for each such Class. Delaware Distributors, L.P. is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

       The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as each Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to an Amended and Restated Shareholders Services Agreement dated April 30, 1997. The Transfer Agent also provides accounting services to the Funds pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. and, therefore, Lincoln National Corporation.

       The Funds have authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Funds. For purposes of pricing, the Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a broker or agent.

OFFICERS AND TRUSTEES

       The business and affairs of the Funds are managed under the direction of its Board of Trustees.

       Certain officers and trustees of the Funds hold identical positions in each of the other funds in the Delaware Investments family. As of September 30, 1999, the officers and trustees of each investment company, as a group, owned less than 1% of the of the outstanding shares of each class of the Funds.

       As of September 30, 1999, management believes the following accounts held 5% or more of a Class of shares of a Fund. With the exception of DMC Profit Sharing Plans, the Funds have no knowledge of beneficial ownership.

Class                              Name and Address of Account                     Share Amount          Percentage
-----                              ---------------------------                     ------------          ----------
Tax-Free Arizona                   Merrill Lynch, Pierce, Fenner & Smith
Insured Fund Class A Shares        For the Sole Benefit of its Customers
                                   Attn:  Fund Administration
                                   4800 Deer Lake Drive East, Second Floor
                                   Jacksonville, FL 32246

Tax-Free Arizona                   Robert D Wickwire TTEE
Insured Fund Class B Shares        Robert D. Wickwire Rev
                                   6050 N. Camino Esplendora
                                   Tucson, AZ 85718

                                   Southwest Securities, Inc.
                                   For the Benefit of John N. Booth
                                   P.O. Box 509002
                                   Dallas, TX 75250

                                   BA Investment Services, Inc.
                                   185 Berry St., Third Floor, #2640
                                   San Francisco, CA 94107

Tax-Free Arizona                   Dean Witter for the Benefit of the
Insured Fund Class C Shares        Arp Trust 1986 Survivors Trust
                                   Mary Arp & Carol Linda Dodge TTEES
                                   Church St. Station - P.O. Box 250
                                   New York, NY 10013

                                   BA Investment Services, Inc.
                                   185 Berry St., Third Floor #2640
                                   San Francisco, CA 94107

                                   BT Alex Brown Incorporated
                                   P.O. Box 1346
                                   Baltimore, MD 21203



Class                              Name and Address of Account                     Share Amount          Percentage
-----                              ---------------------------                     ------------          ----------
Tax-Free Arizona                   Harriet J. Welch TTEE
Insured Fund Class C Shares        The Welch Family Trust
                                   15612 East Willis
                                   Gilbert, AZ  85296

                                   Dean Witter
                                   For the Benefit of Paul A. Zucarelli and
                                   Mary Beth Zucarelli
                                   5 World Trade Center - 6th Floor
                                   New York, NY 10048

Tax-Free Arizona Fund              Dain Rauscher Incorporated.
Class A Shares                     For the Benefit of Gaylord Rubin &
                                   Beverly Rubin CO-TTEES
                                   Gaylord & Beverly Rubin Family Trust
                                   4712 East Palo Verde Drive
                                   Phoenix, AZ  85018

                                   Dorothy H. Green TTEE
                                   Green Family Trust
                                   5002 E. Mesquite Wood Court, Ste. 700
                                   Phoenix, AZ  85044

                                   Merrill Lynch, Pierce Fenner & Smith
                                   For the Sole Benefit of its Customers
                                   Attn: Fund Administration
                                   4800 Deer Lake Drive East, Third Floor
                                   Jacksonville, FL  32246

Tax-Free Arizona Fund              Dain Rauscher Incorporated
Class B Shares                     FBO Gaylord Rubin & Beverly Rubin CO-TTEES
                                   Gaylord & Beverly Rubin Family Trust
                                   4712 East Palo Verde Drive
                                   Phoenix, AZ  85018

Tax-Free Arizona Fund              Margaret L. Minder Urban TTEE
Class C Shares                     Margaret L. Minder Urban REV TRUST
                                   6710 Mamaronick Drive
                                   Tucson, AZ  85718

                                   BA Investments Services, Inc.
                                   For the Benefit of #428737371
                                   185 Berry Street - 3rd Floor
                                   San Francisco, CA 94107

                                   Mabel F. Peterson TTE
                                   Peterson Family Trust
                                   9689 East Frito Avenue
                                   Mesa, AZ 85208

Class                              Name and Address of Account                     Share Amount          Percentage
-----                              ---------------------------                     ------------          ----------
                                   Paine Webber
                                   FBO Carol J. Griffin and
                                   Dale Griffin JT/WROS
                                   6738 North Shadow Run Drive
                                   Tucson, AZ  85704

                                   BA Investments, Inc.
                                   For the Benefit of #428737291
                                   185 Berry Street - 3rd Floor
                                   San Francisco, CA 94107

Tax-Free California Insured        Margaret R. Peterson TTEE
Fund Class A Shares                The Peterson Family Trust
                                   539 East Walnut
                                   Burbank, CA 91501

Tax-Free California Insured        Dorothy L. Auger & Peter J. Bassing
Fund Class B Shares                Dorothy L. Auger Rev. Trust
                                   17 St. Francis Lane
                                   San Rafael, CA 94901

Tax-Free California Insured        Donaldson Lufkin Jenrette
Fund Class C Shares                Securities Corporation, Inc.
                                   P.O. Box 2052
                                   Jersey City, NJ 07303

                                   BT Alex Brown Incorporated
                                   P.O. Box 1346
                                   Baltimore, MD  21203

Tax-Free California Fund           U.S. Bancorp
Class A Shares                     For the Benefit of #348872081
                                   100 South Fifth Street, Ste. 1400
                                   Minneapolis, MN 55402

                                   Donaldson Lufkin Jenrette
                                   Securities Corporation, Inc.
                                   Jersey City, NJ 07303

                                   Margaret R. Peterson TTEE
                                   The Peterson Family Trust
                                   539 East Walnut
                                   Burbank, CA 91501

Tax-Free California Fund           Merrill Lynch, Pierce, Fenner & Smith
Class B Shares                     For the Sole Benefit of its Customers
                                   Attn: Fund Administration
                                   4800 Deer Lake Drive East, Second Floor
                                   Jacksonville, FL 32246


Class                              Name and Address of Account                     Share Amount          Percentage
-----                              ---------------------------                     ------------          ----------
Tax-Free California Fund           James Hitchin Trust
Class C Shares                     James Hitchin TTEE
                                   14074 Rue St. Raphael
                                   Del Mar, CA 92014

                                   Merrill Lynch. Pierce, Fenner & Smith
                                   For the Sole Benefit of its Customers
                                   Attn: Fund Administration
                                   4800 Deer Lake Drive East, Second Floor
                                   Jacksonville, FL 32246

                                   Robert W. Oates
                                   and Cynthia S. Oates JT WROS
                                   656 West School Street
                                   Cotati, CA 94931

                                   Paine Webber
                                   For the Benefit of Sol Selik Trustee of
                                   The Selik Family Trust
                                   23046 Eriel Avenue
                                   Torrance, CA 90505

                                   Long Q. Nguyen
                                   Thoa K. Nguyen JT TEN
                                   3229 Adelanto Lane
                                   San Jose, CA 95135

Tax-Free Colorado Fund             Merrill Lynch, Pierce, Fenner & Smith
Class C Shares                     For the Sole Benefit of its Customers
                                   Attn: Fund Administration
                                   4800 Deer Lake Drive East, Second Floor
                                   Jacksonville, FL 32246

                                   MBR Electric
                                   7135 Newton Street
                                   Westminster, CO 80030

                                   Marjorie J. Ottino TTEE
                                   Joseph W. Ottino TTEE
                                   Joseph W. & Marjorie J. Ottino Trust
                                   4258 South Shore Court
                                   Fort Collins, CO 80524


Class                              Name and Address of Account                     Share Amount          Percentage
-----                              ---------------------------                     ------------          ----------
Tax-Free Florida Insured           Merrill Lynch, Pierce, Fenner & Smith
Fund Class A Shares                For the Sole Benefit of its Customers
                                   Attn: Fund Administration
                                   4800 Deer Lake Drive East, Second Floor
                                   Jacksonville, FL 32246

Tax-Free Florida Insured           Merrill Lynch, Pierce, Fenner & Smith
Fund Class B Shares                For the Sole Benefit of its Customers
                                   Attn: Fund Administration
                                   4800 Deer Lake Drive East, Second Floor
                                   Jacksonville, FL 32246

Tax-Free Florida Fund              SunTrust Bank Tampa Bay
Class A Shares                     FBO Ron Slivka
                                   Donna Slivka
                                   P.O. Box 105870
                                   Atlanta, GA 30348

                                   Advest, Inc.
                                   90 State House Square
                                   Hartford, CT 06103

Tax-Free Florida Fund              Merrill Lynch, Pierce, Fenner & Smith
Class B Shares                     For the Sole Benefit of its Customers
                                   Attn: Fund Administration
                                   4800 Deer Lake Drive East, Second Floor
                                   Jacksonville, FL 32246

                                   June Canfield TTEE
                                   Bertha Deboor Char. Unitrust
                                   5450 Northeast 22nd Avenue
                                   Fort Lauderdale, FL 33308

Tax-Free Florida Fund              Jack C. Shaw and Lula A. Shaw TTEES
Class C Shares                     BQK # 021083
                                   2156 Northeast 24th Street
                                   Wilton Manors, FL 33305

                                   Jack C. Shaw and Lula A. Shaw
                                   2156 Northeast 24th Street
                                   Wilton Manors, FL 33305

                                   Mary J. Manns
                                   2628 Nantucket Lane
                                   Tallahassee, FL 32308


Class                              Name and Address of Account                     Share Amount          Percentage
-----                              ---------------------------                     ------------          ----------
                                   Paine Webber
                                   For the Benefit of William H. Opalka and
                                   Lotte S. Opalka TTEES
                                   William H. Opalka Loving Trust
                                   3825 Ming Tree Drive
                                   New Port Richey, FL 34652

                                   Dorothy C. Fisher and Harry F. Fisher JT TTEES
                                   Dorothy Fisher Rev. Trust
                                   1048 Main Street
                                   Sebastain, FL 32958

Tax-Free Idaho Fund                Merrill Lynch, Pierce, Fenner & Smith
Class A Shares                     For the Sole Benefit of its Customers
                                   Attn: Fund Administration
                                   4800 Deer Lake Drive East, Second Floor
                                   Jacksonville, FL 32246

Tax-Free Idaho Fund                Merrill Lynch, Pierce, Fenner & Smith
Class B Shares                     For the Sole Benefit of its Customers
                                   Attn: Fund Administration
                                   4800 Deer Lake Drive East, Second Floor
                                   Jacksonville, FL 32246

Tax-Free Idaho Fund                Joseph Daltoso
Class C Shares                     1225 Warm Spring Ave.
                                   Boise, ID 83712

                                   Merrill Lynch, Pierce, Fenner & Smith
                                   For the Sole Benefit of its Customers
                                   Attn: Fund Administration
                                   4800 Deer Lake Drive East, Second Floor
                                   Jacksonville, FL 32246

                                   Archie Lurus & Georgia Lurus JT/WROS
                                   2391 North 55th East
                                   Idaho Falls, ID 83401

                                   Key Clearing Corp.
                                   4900 Tiedeman Road
                                   Brooklyn, OH 44144

Tax-Free Iowa Fund                 Alex P. Despenas
Class B Shares                     Ethel Despenas TEN COM
                                   960 Briarstone
                                   Mason City, IA 50401


Class                              Name and Address of Account                     Share Amount          Percentage
-----                              ---------------------------                     ------------          ----------
                                   c/o Earl Van Zante
                                   Edith Roorda
                                   2220 Adams Avenue
                                   Pella, IA 50219

Tax-Free Iowa Fund                 David W. Oberbroeckling and
Class C Shares                     Julia A. Oberbroeckling JT WROS
                                   3702 Wisconsin Avenue
                                   Davenport, IA 52806

                                   c/o McCullough Law Firm
                                   Paine Webber
                                   For the Benefit of Erin McCullough
                                   326 Fourth Street - P.O. Box 305
                                   Lake View, IA 51450

                                   Donald R. Kurtz
                                   Mildred Kurtz JT TEN
                                   1010 Plane Street
                                   Burlington, IA 52601

                                   Mary M. Phillips
                                   1001 Gary Avenue
                                   Spirit Lake, IA 51360

Tax-Free Kansas Fund               Alena M. Hess, Trustee
Class A Shares                     Alena M. Hess Trust
                                   P.O. Box 53
                                   Louisburg, KS 66053

                                   Thomas B. Robinson TR
                                   Thomas B. Robinson Donor
                                   6401 Norwood Drive
                                   Shawnee Mission, KS 66208

Tax-Free Kansas Fund               Merrill Lynch, Pierce, Fenner & Smith
Class B Shares                     For the Sole Benefit of its Customers
                                   Attn Fund Administration
                                   4800 Deer Lake Drive East, Second Floor
                                   Jacksonville, FL 32246

                                   Prudential Securities, Inc.
                                   FBO Frank F. Castellano and
                                   Patricia J. Castellano JT WROS
                                   14032 Hayes Street
                                   Overland Park, KS 66221


Class                              Name and Address of Account                     Share Amount          Percentage
-----                              ---------------------------                     ------------          ----------
                                   William T. Martin TTEE
                                   William T. Martin TR
                                   2652 West 118th Terrace
                                   Leawood, KS 66211

Tax-Free Kansas Fund               Gilbert O. Sears
Class C Shares                     TOD Megan R. Fishpool
                                   Lisa Papadopoulos
                                   Tricia R. Sears
                                   213 East Parliament
                                   Smith Center, KS 66967

                                   Harold L. Smith
                                   TOD Sheryl S. Olson
                                   David A. Smith
                                   Jayne A. Radley & Marcia L. Vaughn
                                   1708 Arrowhead
                                   Derby, KS 67037

                                   O.J. O'Connell, Jr. TEN
                                   O.J. O'Connell, Jr. REV LIV TR
                                   P.O. Box 6
                                   El Dorado, KS 67042

                                   Richard L. McClelland
                                   Nyllia Jo McClelland JT TEN
                                   15405 West 144th Terrace
                                   Olathe, KS 66062

Tax-Free Minnesota                 Merrill Lynch, Pierce, Fenner & Smith
Intermediate Fund                  For the Sole Benefit of its Customers
Class A Shares                     Attn Fund Administration
                                   4800 Deer Lake Drive East, Second Floor
                                   Jacksonville, FL 32246

Tax-Free Minnesota                 Shirley L. McClure
Intermediate Fund                  4749 Maryland Avenue, North
Class B Shares                     Minneapolis, MN 55428

                                   CIBC Oppenheimer Corp.
                                   P.O. Box 3484
                                   Church Street Station
                                   New York, NY 10008

                                   John E. Carlson
                                   921 Western Avenue, North
                                   St. Paul, MN 55117


Class                              Name and Address of Account                     Share Amount          Percentage
-----                              ---------------------------                     ------------          ----------
                                   Larry C. Jordan
                                   1633 Eustis
                                   St Paul, MN 55108

                                   Band & Co.
                                   c/o Firststar Trust Co. TTEE
                                   P.O. Box 1787
                                   Milwaukee, WI 53201

                                   U.S. Bancorp Investments, Inc.
                                   100 South Fifth Street, Ste. 1400
                                   Minneapolis, MN 55402

                                   Lois M. Hoffman TTEE
                                   Lois M. Hoffman Trust
                                   2265 Youngman Avenue, #203E
                                   St. Paul, MN 55116

Tax-Free Minnesota                 Merrill Lynch, Pierce, Fenner & Smith
Intermediate Fund                  For the Sole Benefit of its Customers
Class C Shares                     Attn: Fund Administration
                                   4800 Deer Lake Drive East, Second Floor
                                   Jacksonville, FL 32246

                                   Emery Jahnke
                                   Ann Jahnke JT TEN
                                   2402 Lilac Lane
                                   Fargo, ND 58102

                                   Allen J. and Diane K. Volkenant TTEES
                                   Allen J. Volkenant Rev. Trust
                                   808 Coventry Place
                                   Edina, MN 55435

Minnesota Insured Fund             Merrill Lynch, Pierce, Fenner & Smith
Class C Shares                     For the Sole Benefit of its Customers
                                   Attn: Fund Administration
                                   4800 Deer Lake Drive East, Second Floor
                                   Jacksonville, FL 32246

                                   Lucille P. Weimert
                                   238 North Plainview Ave
                                   Mankato, MN 56001

Tax-Free Minnesota                 Merrill Lynch, Pierce, Fenner & Smith
Fund Class A Shares                For the Sole Benefit of its Customers
                                   Attn: Fund Administration
                                   4800 Deer Lake Drive East, Second Floor
                                   Jacksonville, FL 32246


Class                              Name and Address of Account                     Share Amount          Percentage
-----                              ---------------------------                     ------------          ----------
Tax-Free Minnesota                 Merrill Lynch, Pierce, Fenner & Smith
Fund Class B Shares                For the Sole Benefit of its Customers
                                   Attn: Fund Administration
                                   4800 Deer Lake Drive East, Second Floor
                                   Jacksonville, FL 32246

Tax-Free Minnesota                 Donaldson Lufkin Jenrette
Fund Class C Shares                Securities Corporation, Inc.
                                   P.O. Box 2052
                                   Jersey City, NJ 07303

                                   Mark A. Hamre
                                   130 Lake Park Place
                                   Fairmont, MN 56031

                                   Merrill Lynch, Pierce, Fenner & Smith
                                   For the Sole Benefit of its Customers
                                   Attn: Fund Administration
                                   4800 Deer Lake Drive East, Second Floor
                                   Jacksonville, FL 32246

                                   Donald E. Horne
                                   Beatice Y. Horne JT TEN
                                   4515 Merrywood Lane
                                   Excelsior, MN 55331

Minnesota High-Yield               Woodland Development Corporation
Municipal Bond Fund                Attn: Larry Carlson
Class A Shares                     830 West Main Street
                                   Anoka, MN 55303

                                   George A. Vitale & Ada A. Vitale
                                   George A & Ada A. Vitale Rev. Trust
                                   P.O. Box 628
                                   Nisswa, MN 56468

Minnesota High-Yield               Merrill Lynch, Pierce, Fenner & Smith
Municipal Bond Fund                For the Sole Benefit of its Customers
Class B Shares                     Attn: Fund Administration
                                   4800 Deer Lake Drive East, Second Floor
                                   Jacksonville, FL 32246

Minnesota High-Yield               Merrill Lynch, Pierce, Fenner & Smith
Municipal Bond Fund                For the Sole Benefit of its Customers
Class C Shares                     Attn: Fund Administration
                                   4800 Deer Lake Drive East, Second Floor
                                   Jacksonville, FL 32246


Class                              Name and Address of Account                     Share Amount          Percentage
-----                              ---------------------------                     ------------          ----------
                                   Andrew Ellis
                                   Harriet A. Ellis JT TEN
                                   5201 Belmont
                                   Minneapolis, MN 55419

                                   Bonnie D. Kersting and
                                   Steven M. Kersting TTEES
                                   Bonnie D. Kersting Rev. Trust
                                   17751 Layton Path
                                   Lakeville, MN 55044

Tax-Free Missouri Insured          Merrill Lynch, Pierce, Fenner & Smith
Fund Class A Shares                For the Sole Benefit of its Customers
                                   Attn: Fund Administration
                                   4800 Deer Lake Drive East, Second Floor
                                   Jacksonville, FL 32246

Tax-Free Missouri Insured          George A. Rhodes
Fund Class C Shares                TOD Russell G. Rhodes
                                   1359 East Stoneridge Dr.
                                   Springfield, MO 65803

                                   Bryan E. Jaynes
                                   6434 Alamo Avenue, Apt #2W
                                   St Louis, MO 63105

                                   Maida Ann VanPelt
                                   Donald Lee VanPelt
                                   2401 Still Meadows Lane
                                   Blue Springs, MO 64015

                                   Norman R. Meier
                                   Norman R. & Martha Jean Meier
                                   1569 Autumn Leaf Drive
                                   Ballwin, MO 60321

Tax-Free New Mexico Fund           Merrill Lynch, Pierce, Fenner & Smith
Class A Shares                     For the Sole Benefit of its Customers
                                   Attn: Fund Administration
                                   4800 Deer Lake Drive East, Second Floor
                                   Jacksonville, FL 32246

Tax-Free New Mexico Fund           Legg Mason Wood Walker, Inc.
Class B Shares                     P.O. Box 1476
                                   Baltimore, MD 21203


Class                              Name and Address of Account                     Share Amount          Percentage
-----                              ---------------------------                     ------------          ----------
                                   Arnold A. Elsbernd  &
                                   Helen G. Elsbernd
                                   Elsbernd Family Trust
                                   5525 Edwards Dr., NE
                                   Albuquerque, NM 87111

                                   Jeanne Chintis and Nicholas Chintis TTEES
                                   For the Benefit of the Chintis Family Trust
                                   P.O. Box 2332
                                   Silver City, NM 88062

                                   Virginia Blakeslee
                                   250 East Alameda Street
                                   Santa Fe, NM 87501

                                   Norwest Investment Services, Inc.
                                   Northstar Building East - 9th Floor
                                   608 Second Avenue South
                                   Minneapolis, MN 55402

                                   J. Thomas Brewer
                                   Nona Brewer JT TEN
                                   2102 Runyan Avenue
                                   Artesia, NM 88210

                                   Byrd T. Mooney
                                   610 East 16th Street
                                   Farmington, NM 87401

                                   Adele A. Anderson TTEE
                                   For the Adele A. Anderson Rev. Living Trust
                                   2916 Cutler Avenue NE
                                   Albuquerque, NM 87106

Tax-Free New Mexico Fund           Title Services, Inc.
Class C Shares                     Attn: Bob Harris
                                   P.O. Box 696
                                   Raton, NM 87740

                                   Donaldson Lufkin Jenrette
                                   Securities Corporation, Inc.
                                   P.O. Box 2052
                                   Jersey City, NJ 07303

                                   R. Harold Wingo
                                   Ethel J. Wingo JT TEN
                                   TOD David N. Wingo & Raymond M. Wingo
                                   725 Collier Avenue
                                   Raton, NM 87740


Class                              Name and Address of Account                     Share Amount          Percentage
-----                              ---------------------------                     ------------          ----------
                                   Bob Harris
                                   Kathy R. Harris
                                   712 South 5th Street
                                   Raton, NM 87740

                                   Donaldson Lufkin Jenrette
                                   Securities Corporation, Inc.
                                   P.O. Box 2052
                                   Jersey City, NJ 07303

                                   Kathleen Porter Harris
                                   TOD Bob Harris
                                   712 South 5th Street
                                   Raton, NM 87740

                                   Michael D. Cox &
                                   Sharon A. Sivinski JT WROS
                                   1336 Lobo Place, NE
                                   Albuquerque, NM 87106

Tax-Free New York Fund             Merrill Lynch, Pierce, Fenner & Smith
Class B Shares                     For the Sole Benefit of its Customers
                                   Attn: Fund Administration
                                   4800 Deer Lake Drive East, Second Floor
                                   Jacksonville, Fl 32246

                                   Charlotte A. Corbett
                                   6211 Seneca Street
                                   P.O. Box 46
                                   Springbrook, NY 14140

                                   Robert J. Potts and
                                   Theodora M. Potts JT WROS
                                   77 Steven Place
                                   Smithtown, NY 11787

                                   Claudia Schellenberg
                                   3243 90th Street, Apt. 202
                                   Flushing, NY 11369

                                   Ann Dexter Jones
                                   279 Central Park West
                                   New York, NY 10024

                                   Key Clearing Corp.
                                   4900 Tiedeman Road
                                   Brooklyn, OH 44144


Class                              Name and Address of Account                     Share Amount          Percentage
-----                              ---------------------------                     ------------          ----------
Tax-Free New York Fund             Donaldson Lufkin Jenrette
Class C Shares                     Securities Corporation, Inc.
                                   P.O. Box 2052
                                   Jersey City, NJ 07303

                                   Sarah R. Sealy
                                   3244 Hone Avenue
                                   Bronx, NY 10469

Tax-Free North Dakota              Wilkota and Company
Fund Class A Shares                1st National Bank & Trust Co. of Williston
                                   P.O. Box 1827
                                   Williston, ND 58802

Tax-Free North Dakota              Merrill Lynch, Pierce, Fenner & Smith
                                   Attn: Fund Administration
                                   4800 Deer Lake Drive East, Second Floor
                                   Jacksonville, FL 32246

                                   Edward D Jones & Co F/A/O
                                   Arthur N. Lee
                                   P.O. Box 2500
                                   Maryland Heights, MO 63043

                                   Susan K Krueger
                                   P.O. Box 716
                                   West Fargo, ND 58078

                                   Wesley W. Weeding
                                   Geraldine M. Weeding JTTEN
                                   331 West 6th Street
                                   West Fargo, ND 58078

Tax-Free North Dakota              Jacob N. Gust
Fund Class C Shares                Barbara A. Olive JT TEN
                                   4614 81st N
                                   Fargo, ND 58102

Tax-Free Oregon Insured            Merrill Lynch, Pierce, Fenner & Smith
Class A Shares                     For the Sole Benefit of its Customers
                                   Attn: Fund Administration
                                   4800 Deer Lake Drive East, Second Floor
                                   Jacksonville, FL 32246


Class                              Name and Address of Account                     Share Amount          Percentage
-----                              ---------------------------                     ------------          ----------
Tax-Free Oregon Insured            Glenn F. Taylor &
Class B Shares                     Opal E. Taylor JT WROS
                                   3760 Highway 101
                                   Florence, OR 97439

                                   Ralph W. Sheffer &
                                   Marciel L. Sheffer TTEE
                                   Ralph W. & L. Marciel Sheffer Rev. Liv. Trust
                                   2147 Madison Street SE
                                   Albany, OR 97321

                                   PaineWebber
                                   For the Benefit of the Herbert L. Bodner Trust and The Bodner Family Trust
                                   1419 NW 14th
                                   Portland, OR 97209

                                   Donaldson Lufkin Jenrette
                                   Securities Corporation, Inc.
                                   P.O. Box 2052
                                   Jersey City, NJ 07303

                                   G. Collen Kinney &
                                   Dale G. Kinney JT WROS
                                   2345 Salem Avenue SE
                                   Albany, OR 97321

                                   Kenneth E. Hansen and
                                   Melanie L. Hansen JT WROS
                                   1444 4th Street
                                   Astoria, OR 97103

                                   Laveta Louise Bizon
                                   17661 Boones Ferry Road NE
                                   Hubbard, OR 97032

Tax-Free Wisconsin Fund            Salomon Smith Barney
Class A Shares                     388 Greenwich Street
                                   New York, NY 10013

                                   Paine Webber
                                   For the Benefit of Bayban
                                   c/o First State Bank of Bayport
                                   Attn: Barb Monteith
                                   950 North Highway 95
                                   Bayport, MN 55003


Class                            Name and Address of Account                     Share Amount          Percentage
-----                            ---------------------------                     ------------          ----------
Tax-Free Wisconsin Fund          Merrill Lynch, Pierce, Fenner & Smith
Class B Shares                   For the Sole Benefit of its Customers
                                 Attn: Fund Administration
                                 4800 Deer Lake Drive East, Second Floor
                                 Jacksonville, FL 32246

                                 Dean G. Thomas
                                 c/o Carl Pieper
                                 P.O. Box 177
                                 Stoughton, WI 53589

Tax-Free Wisconsin Fund          Everen Clearing Corp.
Class C Shares                   Alan  R. Hyman & Harriet S. Hyman
                                 111 East Kilbourn Avenue
                                 Milwaukee, WI 53202

                                 Everen Clearing Corp.
                                 Beverly Humleker Calhoun Trust
                                 111 East Kilbourn Avenue
                                 Milwaukee, WI 53202

                                 Dean Witter
                                 For the Benefit of Eugene Cudewicz
                                 3856 East Somens Avenue
                                 Cudahy, WI 53110

                                 Everen Clearing Corp.
                                 Robert P. Fahey
                                 111 East Kilbourn Avenue
                                 Milwaukee, WI 53202

                                 Merrill Lynch, Pierce, Fenner & Smith
                                 For the Sole Benefit of its Customers
                                 Attn: Fund Administration
                                 4800 Deer Lake Drive East, Second Floor
                                 Jacksonville, FL 32246

                                 Everen Clearing Corp.
                                  Harry A. Palmiter
                                 111 East Kilbourn Avenue
                                 Milwaukee, WI 53202

         DMH Corp., Delvoy, Inc., Delaware Management Company, Inc., Delaware Management Business Trust, Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Retirement Financial Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National was completed. DMH and the Manager are indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         Certain officers and trustees of the Funds hold identical positions in each of the other funds in the Delaware Investments family. Trustees and principal officers of the Funds are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director or trustee is One Commerce Square, Philadelphia, PA 19103.

-----------------------------------------------------------------------------------------------------------------------------------
Director/Officer                            Business Experience
-----------------------------------------------------------------------------------------------------------------------------------
*Wayne A. Stork (62)                        Chairman, Director and/or Trustee of each of the six investment companies and each of the other 27 investment companies in the Delaware Investments family.

                                            Chairman and Director of Delaware Management Holdings, Inc.

                                            Director of Delaware International Advisers Ltd.

                                            Prior to January 1, 1999, Mr. Stork was Director of Delaware Capital Management,
                                            Inc.; Chairman, President and Chief Executive Officer and Director/Trustee of DMH
                                            Corp., Delaware Distributors, Inc. and Founders Holdings, Inc.; Chairman, President,
                                            Chief Executive Officer, Chief Investment Officer and Director/Trustee of Delaware
                                            Management Company, Inc. and Delaware Management Business Trust; Chairman, President,
                                            Chief Executive Officer and Chief Investment Officer of Delaware Management Company
                                            (a series of Delaware Management Business Trust); Chairman, Chief Executive Officer and
                                            Chief Investment Officer of Delaware Investment Advisers (a series of Delaware
                                            Management Business Trust); Chairman and Chief Executive Officer of Delaware
                                            International Advisers Ltd.; Chairman, Chief Executive Officer and Director of Delaware
                                            International Holdings Ltd.; Chief Executive Officer of Delaware Management Holdings,
                                            Inc.; President and Chief Executive Officer of Delvoy, Inc.; Chairman of Delaware
                                            Distributors, L.P.; Director of Delaware Service Company, Inc. and Retirement Financial
                                            Services, Inc.

                                            In addition, during the five years prior to January 1, 1999, Mr. Stork has served in various executive capacities at different times within the Delaware organization.

-----------------------------------------------------------------------------------------------------------------------------------
----------------------
*Director affiliated with Mutual Funds III, Inc.'s investment manager and considered an "interested person" as defined in the 1940 Act.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
*David K. Downes (59)                       President, Chief Executive Officer, Chief Operating Officer, Chief Financial
                                            Officer and Director and/or Trustee of each of the six investment companies and each of the other 27 investment companies in the Delaware Investments family.

                                            President and Director of Delaware Management Company, Inc.

                                            President of Delaware Management Company (a series of Delaware Management
                                            Business Trust)

                                            President, Chief Executive Officer and Director of Delaware Capital
                                            Management, Inc.

                                            Chairman, President, Chief Executive Officer and Director of Delaware Service
                                            Company, Inc.

                                            President, Chief Operating Officer, Chief Financial Officer and Director of
                                            Delaware International Holdings Ltd.

                                            Chairman and Director of Delaware Management Trust Company and Retirement
                                            Financial Services, Inc.

                                            Executive Vice President, Chief Operating Officer, Chief Financial Officer of
                                            Delaware Management Holdings, Inc., Founders CBO Corporation, Delaware
                                            Investment Advisers (a series of Delaware Management Business Trust) and
                                            Delaware Distributors, L.P.

                                            Executive Vice President, Chief Financial Officer, Chief Administrative
                                            Officer and Trustee of Delaware Management Business Trust

                                            Executive Vice President, Chief Operating Officer, Chief Financial Officer
                                            and Director of DMH Corp., Delaware Distributors, Inc., Founders Holdings,
                                            Inc. and Delvoy, Inc.

                                            Director of Delaware International Advisers Ltd.

                                            During the past five years, Mr. Downes has served in various executive capacities at different times within the Delaware organization.

-----------------------------------------------------------------------------------------------------------------------------------
----------------------
* Director affiliated with Mutual Funds III, Inc.'s investment manager and considered an "interested person" as defined in the
1940 Act.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Richard G. Unruh, Jr. (59)                  Executive Vice President and Chief Investment Officer, Equities of each of the six investment companies, each of the other 27 investment companies in the Delaware
                                            Investments family, Delaware Management Holdings, Inc., Delaware Management Company (a
                                            series of Delaware Management Business Trust) and Delaware Capital Management, Inc.

                                            Chief Executive Officer/Chief Investment Officer/DIA Equity of Delaware
                                            Investment Advisers (a series of Delaware Management Business Trust)

                                            Executive Vice President and Director/Trustee of Delaware Management Company,
                                            Inc. and Delaware Management Business Trust

                                            Director of Delaware International Advisers Ltd.

                                            During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.

-----------------------------------------------------------------------------------------------------------------------------------
Richard J. Flannery (41)                    Executive Vice President/General Counsel of each of the six investment companies and each of the other 27 investment companies in the Delaware Investments family, Delaware
                                            Management Holdings, Inc., Delaware Distributors, L.P., Delaware Management Company (a
                                            series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and Founders CBO Corporation.

                                            Executive Vice President/General Counsel and Director of Delaware International Holdings
                                            Ltd., Founders Holdings, Inc., Delvoy, Inc., DMH Corp., Delaware Management Company,
                                            Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc., Retirement
                                            Financial Services, Inc., Delaware Distributors, Inc. and Delaware Management Business
                                            Trust.

                                            Executive Vice President and Trustee of Delaware Management Business Trust.

                                            Director of Delaware International Advisers Ltd.

                                            Director of HYPPCO Finance Company Ltd.

                                            During the past five years, Mr. Flannery has served in various executive capacities at different times within the Delaware organization.

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Walter P. Babich (71)                       Director and/or Trustee of each of the six investment companies and each of the other 27 investment companies in the Delaware Investments family.

                                            460 North Gulph Road, King of Prussia, PA 19406

                                            Board Chairman, Citadel Constructors, Inc.

                                            From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.

-----------------------------------------------------------------------------------------------------------------------------------
Anthony D. Knerr (60)                       Director and/or Trustee of each of the six investment companies and each of the other 27 investment companies in the Delaware Investments family.

                                            500 Fifth Avenue, New York, NY  10110

                                            Founder and Managing Director, Anthony Knerr & Associates

                                            From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and Treasurer of
                                            Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New
                                            York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.

-----------------------------------------------------------------------------------------------------------------------------------
Ann R. Leven (58)                           Director and/or Trustee of each of the six investment companies and each of the other 27 investment companies in the Delaware Investments family.

                                            785 Park Avenue, New York, NY  10021

                                            Treasurer, National Gallery of Art

                                            From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the Smithsonian
                                            Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of
                                            Columbia Business School.

-----------------------------------------------------------------------------------------------------------------------------------
Thomas F. Madison (63)                      Director and/or Trustee of each of the six investment companies and each of the other
                                            27 investment companies in the Delaware Investments family.

                                            200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402

                                            President and Chief Executive Officer, MLM Partners, Inc.

                                            Mr. Madison has also been Chairman of the Board of Communications Holdings, Inc. since
                                            1996. From February to September 1994, Mr. Madison served as Vice Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and from 1988 to 1993, he was
                                            President of U.S. WEST Communications--Markets.

-----------------------------------------------------------------------------------------------------------------------------------
Charles E. Peck (73)                        Director and/or Trustee of each of the six investment companies and each of the other
                                            27 investment companies in the Delaware Investments family.

                                            P.O. Box 1102, Columbia, MD  21044

                                            Secretary/Treasurer, Enterprise Homes, Inc.

                                            From 1981 to 1990, Mr. Peck was Chairman and Chief Executive Officer of The Ryland
                                            Group, Inc., Columbia, MD.

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Jan L. Yeomans (50)                         Director and/or Trustee of each of the six investment companies and each of the other
                                            27 investment companies in the Delaware Investments family.

                                            Building 220-13W-37, St. Paul, MN 55144

                                            Vice President and Treasurer, 3M Corporation.

                                            From 1987-1994, Ms. Yeomans was Director of Benefit Funds and Financial Markets for the
                                            3M Corporation; Manager of Benefit Fund Investments for the 3M Corporation, 1985-1987;
                                            Manager of Pension Funds for the 3M Corporation, 1983-1985; Consultant--Investment
                                            Technology Group of Chase Econometrics, 1982-1983; Consultant for Data Resources,
                                            1980-1982; Programmer for the Federal Reserve Bank of Chicago, 1970-1974.

-----------------------------------------------------------------------------------------------------------------------------------
Joseph H. Hastings (49)                     Senior Vice President/Corporate Controller of each of the six investment companies and each of the other 27 investment companies in the Delaware Investments family.

                                            Senior Vice President/Corporate Controller and Treasurer of Delaware Management
                                            Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Management
                                            Company (a series of Delaware Management Business Trust), Delaware Distributors, L.P.,
                                            Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Capital
                                            Management, Inc., Delaware International Holdings Ltd., Delvoy, Inc., Retirement
                                            Financial Services, Inc., Founders Holdings, Inc. and Delaware Management Business Trust

                                            Executive Vice President/Chief Financial Officer/Treasurer of Delaware Management Trust
                                            Company

                                            Senior Vice President/Assistant Treasurer of Founders CBO Corporation

                                            During the past five years, Mr. Hastings has served in various executive capacities at different times within the Delaware organization.

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof (36)                      Senior Vice President and Treasurer of each of the six investment companies and each of the other 27 investment companies in the Delaware Investments family.

                                            Senior Vice President/Investment Accounting of Delaware Service Company, Inc. and
                                            Delaware Capital Management, Inc.

                                            Senior Vice President and Treasurer/ Investment Accounting of Delaware Distributors,
                                            L.P. , Delaware Management Company (a series of Delaware Management Business Trust),
                                            Delaware Investment Advisers (a series of Delaware Management Business Trust) Delaware
                                            International Holdings, Inc. and Founders Holdings, Inc.

                                            Senior Vice President and Assistant Treasurer of Founders CBO Corporation

                                            Before joining Delaware Investments in 1995, Mr. Bishof was a Vice President for Bankers
                                            Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment
                                            Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable
                                            Capital Management Corporation, New York, NY from 1987 to 1993.

-----------------------------------------------------------------------------------------------------------------------------------
Patrick P. Coyne (36)                       Vice President/Senior Portfolio Manager of each of the six investment companies and the other 27 investment companies in the Delaware Investments family, Delaware Capital
                                            Management, Inc., Delaware Management Company, Inc., Delaware Management Company (a
                                            series of Delaware Management Business Trust) and Delaware Investment Advisers (a
                                            series of Delaware Management Business Trust).

                                            During the past five years, Mr. Coyne has served in various capacities at different times within the Delaware organization.

-----------------------------------------------------------------------------------------------------------------------------------
Mitchell L. Conery (41)                     Vice President/Senior Portfolio Manager of each of the six investment companies and the other 27 investment companies in the Delaware Investments family, Delaware Capital
                                            Management, Inc., Delaware Management Company, Inc., Delaware Management Company (a
                                            series of Delaware Management Business Trust) and Delaware Investment Advisers (a
                                            series of Delaware Management Business Trust)

                                            Before joining the Delaware Investments in 1997, Mr. Conery was an investment officer with Travelers Insurance from 1995 through 1996 and a research analyst with CS First
                                            Boston from 1992 to 1995.

-----------------------------------------------------------------------------------------------------------------------------------
Elizabeth H. Howell (38)                    Vice President/Senior Portfolio Manager of each of the six investment companies and the other 27 investment companies in the Delaware Investments family, Delaware
                                            Management Company, Inc. and Delaware Management Company (a series of Delaware
                                            Management Business Trust)

                                            Before joining Delaware Investments in 1997, Ms. Howell was a senior portfolio manager with Voyageur Fund Managers, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
Andrew  M. McCullagh, Jr. (51)              Vice President/Senior Portfolio Manager of each of the six investment companies and the other 27 investment companies in the Delaware Investments family, Delaware
                                            Management Company, Inc. and Delaware Management Company (a series of Delaware
                                            Management Business Trust)

                                            Before joining Delaware Investments in 1997, Mr. McCullagh was a senior portfolio manager with Voyageur Funds Managers.

-----------------------------------------------------------------------------------------------------------------------------------

        The following is a compensation table listing for each director or trustee entitled to receive compensation, the aggregate compensation expected to be received from each investment company noted below during the actual fiscal year and the total compensation received from all investment companies in the Delaware Investments family for the fiscal period ended August 31, 1999 and an estimate of annual benefits to be received upon retirement under the Delaware Investments Retirement Plan for Directors/Trustees as of August 31, 1999. Only the independent trustees of the Funds receive compensation from the Funds.

                                                                                                Total
                                                                                            Compensation
                                                                                             from all 33
                       Voyageur   Voyageur    Voyageur    Voyageur    Voyageur    Voyageur   Investment
                       Tax Free    Insured     Invest-   Inter. Tax    Mutual      Mutual     Companies
                         Funds      Funds       ment     Free Funds     Funds     Funds II   in Delaware
Director/Trustee         Inc.       Inc.        Trust       Inc.        Inc.        Inc.   Investments(1)
W. Thacher Longstreth(2)
Ann R. Leven
Walter P. Babich
Anthony D. Knerr
Charles E. Peck
Thomas F. Madison
Jan L. Yeomans(2)

                                      Pension or Retirement Benefits Accrued
                                      as Part of each Investment Company's Expenses
                       Voyageur   Voyageur    Voyageur    Voyageur    Voyageur    Voyageur
                       Tax Free    Insured     Invest-   Inter. Tax    Mutual      Mutual
                         Funds      Funds       ment     Free Funds     Funds     Funds II
Director                 Inc.       Inc.        Trust       Inc.        Inc.        Inc.
Ann R. Leven             none       none        none        none        none        none
Walter P. Babich         none       none        none        none        none        none
Anthony D. Knerr         none       none        none        none        none        none
Charles E. Peck          none       none        none        none        none        none
Thomas F. Madison        none       none        none        none        none        none
Jan L. Yeomans           none       none        none        none        none        none

(1) Each independent director currently receives a total annual retainer fee of $38,000 for serving as a director or trustee for all 33 investment companies in Delaware Investments, plus $3,145 for each Board Meeting attended. Ann R. Leven, Anthony D. Knerr and Thomas F. Madison serve on the Funds' audit committee; Ms. Leven is the chairperson. Members of the audit committee currently receive additional annual compensation of $5,000 from all investment companies, in the aggregate, with the exception of the chairperson, who receives $6,000.

(2) W. Thacher Longstreth retired from the Board of Directors of the six investment companies on March 17, 1999. The compensation shown in the table is the amount Mr. Longstreth received from September 1, 1998 through March 17, 1999. Jan L. Yeomans joined the Board of Directors of each of the six investment companies on March 17, 1999. The compensation shown is the amount Ms. Yeomans received from March 17, 1999 through August 31, 1999.


                                                  Estimated Annual Benefits Upon Retirement(3)
                          Voyageur      Voyageur     Voyageur     Voyageur     Voyageur     Voyageur
                          Tax Free       Insured      Invest-    Inter. Tax     Mutual       Mutual
                            Funds         Funds        ment      Free Funds      Funds      Funds II
Director                    Inc.          Inc.         Trust        Inc.         Inc.         Inc.
Ann R. Leven               $38,000       $38,000      $38,000      $38,000      $38,000      $38,000
Walter P. Babich           $38,000       $38,000      $38,000      $38,000      $38,000      $38,000
Anthony D. Knerr           $38,000       $38,000      $38,000      $38,000      $38,000      $38,000
Charles E. Peck            $38,000       $38,000      $38,000      $38,000      $38,000      $38,000
Thomas F. Madison          $38,000       $38,000      $38,000      $38,000      $38,000      $38,000
Jan L. Yeomans             $38,000       $38,000      $38,000      $38,000      $38,000      $38,000

(3) Under the terms of the Delaware Investments Retirement Plan for Directors/Trustees, each disinterested director/trustee who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for a period equal to the lesser of the number of years that such person served as a director or trustee or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors/trustees of each investment company at the time of such person's retirement. If an eligible director/trustee retired as of August 31, 1999, he or she would be entitled to annual payments totaling $38,000, in the aggregate, from all of the investment companies in the Delaware Investments family, based on the number of investment companies in the Delaware Investments family as of that date.

GENERAL INFORMATION

     The shares of the Funds constitute separate series of parent entities, which are open-end investment companies. Each Fund is non-diversified as defined by the Investment Company Act of 1940. Below shows each Fund's original and current form of organization.

Parent                                          Original Form of Organization         Current Form of Organization
                                                (date)                                (date)
Voyageur Tax-Free Funds                         Minnesota Corporation                 Delaware Business Trust
Tax-Free Minnesota                              (November 10, 1983)                   (November 1, 1999)
Tax-Free North Dakota

Voyageur Intermediate Tax-Free Funds            Minnesota Corporation                 Delaware Business Trust
Tax-Free Minnesota Intermediate                 (January 21, 1985)                    (November 1, 1999)

Voyageur Insured Funds                          Minnesota Corporation                 Delaware Business Trust
Tax-Free Arizona Insured                        (January 6, 1987)                     (November 1, 1999)
Minnesota Insured

Voyageur Investment Trust                       Massachusetts Business Trust          Delaware Business Trust
Tax-Free California Insured                     (September 16, 1991)                  (November 1, 1999)
Tax-Free Florida Insured
Tax-Free Florida
Tax-Free Kansas
Tax-Free Missouri Insured
Tax-Free New Mexico
Tax-Free Oregon Insured

Voyageur Mutual Funds                           Minnesota Corporation                 Delaware Business Trust
Tax-Free Arizona                                (April 14, 1993)                      (November 1, 1999)
Tax-Free California
Tax-Free Idaho
Tax-Free Iowa
Tax-Free New York
Minnesota High-Yield Fund
Tax-Free Wisconsin Fund
Tax-Free Montana Fund

Voyageur Mutual Funds II                        Minnesota Corporation                 Delaware Business Trust
Tax-Free Colorado                               (January 13, 1987)                    (November 1, 1999)

       The Manager is the investment manager of each Fund. The Manager also provides investment management services to certain of the other funds in the Delaware Investments family. An affiliate of the Manager manages private investment accounts. While investment decisions for each Fund are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for each Fund.

       Delaware or Delaware International also manages the investment options for Delaware-Lincoln Choice Plus and Delaware Medallion (SM) III Variable Annuities. Choice Plus is issued and distributed by Lincoln National Life Insurance Company. choice Plus offers a variety of different investment styles managed by leading money managers. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers various investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Choice Plus and Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Investments mutual funds available outside the annuity. See Delaware Group Premium Fund, Inc., in Appendix B.

       Access persons and advisory persons of the funds in the Delaware Investments family, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager, Delaware International Advisers Ltd. or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received;
(3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities; (4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

       Effective March 1, 1997, the Distributor acts as sole national distributor for each Fund and for the other mutual funds in the Delaware Investments family. Prior thereto, the Distributor and/or Voyageur Fund Distributors, Inc. ("VFD") acted as national distributor(s) for each Fund. The Distributor and/or VFD received net commissions from each Fund, after reallowances to dealers, as follows:

---------------------------------------------------------------------------------------------------------------
                          Total Underwriting Commissions                         Underwriting Commissions
                                                                                 Retained by Underwriter
---------------------------------------------------------------------------------------------------------------
                          Fiscal     Fiscal     Fiscal     Fiscal     Fiscal     Fiscal    Fiscal    Fiscal
                          year       period     year       year       year       period    year      year
                          ended      ended      ended      ended      ended      ended     ended     ended
                          8/31/99    8/31/98    12/31/97   12/31/96   8/31/99    8/31/98   12/31/97  12/31/96
---------------------------------------------------------------------------------------------------------------
Tax-Free Arizona                     $125,139   $162,464   $339,087              $18,977   $22,139   $40,338
Insured Fund
---------------------------------------------------------------------------------------------------------------
Tax-Free Arizona Fund                34,624     47,805     104,978               5,377     6,805     13,217
---------------------------------------------------------------------------------------------------------------
Tax-Free California                  30,767     30,039     107,617               4,563     4,208     14,226
Insured Fund
---------------------------------------------------------------------------------------------------------------
Tax-Free California Fund             28,096     16,692     11,751                3,880     2,201     1,641
---------------------------------------------------------------------------------------------------------------
Tax-Free Colorado Fund               347,853    453,936    525,069               52,239    79,332    68,666
---------------------------------------------------------------------------------------------------------------
Tax-Free Florida                     43,501     93,605     174,064               7,037     12,762    20,261
Insured Fund
---------------------------------------------------------------------------------------------------------------
Tax-Free Florida Fund                52,188     26,437     41,214                7,799     3,569     5,271
---------------------------------------------------------------------------------------------------------------
Tax-Free Idaho Fund                  188,855    158,771    313,894               28,012    23,159    32,689
---------------------------------------------------------------------------------------------------------------
Tax-Free Iowa Fund                   78,483     95,358     167,735               10,975    12,752    26,641
---------------------------------------------------------------------------------------------------------------
Tax-Free Kansas Fund                 24,725     32,401     55,360                3,464     4,550     7,686
---------------------------------------------------------------------------------------------------------------
Tax-Free Minnesota                   30,062     58,451     71,429                4,484     14,687    5,306
Intermediate  Fund
---------------------------------------------------------------------------------------------------------------
Tax-Free Minnesota Fund              295,201    428,428    650,734               45,681    74,750    69,682
---------------------------------------------------------------------------------------------------------------
Minnesota Insured Fund               207,531    275,689    454,762               31,523    41,538    33,673
---------------------------------------------------------------------------------------------------------------
Minnesota High-Yield                 139,770    137,364    N/A                   23,189    117,637   N/A
Fund
---------------------------------------------------------------------------------------------------------------
Tax-Free Missouri                    35,876     59,498     211,558               5,223     8,119     29,607
Insured Fund
---------------------------------------------------------------------------------------------------------------
Tax-Free New Mexico Fund             50,817     46,722     45,937                8,164     4,168     6,724
---------------------------------------------------------------------------------------------------------------
Tax-Free New York Fund               15,202     11,429     465                   2,123     1,603     ---
---------------------------------------------------------------------------------------------------------------
Tax-Free North Dakota                11,209     9,217      38,688                1,553     1,251     5,425
Fund
---------------------------------------------------------------------------------------------------------------
Tax-Free Oregon Insured              102,635    71,994     149,165               15,563    9,496     20,166
Fund
---------------------------------------------------------------------------------------------------------------
Tax-Free Wisconsin Fund              57,432     60,987     107,671               8,312     8,433     11,170
---------------------------------------------------------------------------------------------------------------

         The Distributor and/or VFD received in the aggregate Limited CDSC payments with respect to Class A Shares of each Fund as follows:

                                                        Limited CDSC Payments
                                                           Class A Shares

                                                 Fiscal Year Ended       Fiscal Year Ended          Fiscal Year Ended
Fund                                                    8/31/98                12/31/97                 12/31/96
----                                                    -------                --------                 --------
Tax-Free Arizona Insured Fund                             $---                   $---                     $---
Tax-Free Arizona Fund                                      ---                    ---                      ---
Tax-Free California Insured Fund                           ---                    ---                      ---
Tax-Free California Fund                                   ---                    ---                      ---
Tax-Free Colorado Fund                                     ---                    ---                      ---
Tax-Free Florida Insured Fund                              ---                  2,443                      ---
Tax-Free Florida Fund                                      ---                    600                      ---
Tax-Free Idaho Fund                                        ---                 12,500                      ---
Tax-Free Iowa Fund                                         ---                    ---                      ---
Tax-Free Kansas Fund                                       ---                    ---                      ---
Tax-Free Minnesota Intermediate  Fund                      ---                    ---                      ---
Tax-Free Minnesota Fund                                    ---                  5,000                      ---
Minnesota Insured Fund                                     ---                    ---                      ---
Minnesota High-Yield Fund                                  ---                    ---                      ---
Tax-Free Missouri Insured Fund                             ---                    ---                      ---
Tax-Free New Mexico Fund                                   ---                    ---                      ---
Tax-Free New York Fund                                     ---                    ---                      ---
Tax-Free North Dakota Fund                                 ---                    ---                      ---
Tax-Free Oregon Insured Fund                               ---                    ---                      ---
Tax-Free Utah Fund                                         ---                    ---                      ---
Tax-Free Washington Insured Fund                           ---                    ---                      ---
Tax-Free Wisconsin Fund                                    ---                    ---                      ---

       The Distributor and/or VFD received in the aggregate CDSC payments with respect to Class B Shares of each Fund as follows:

                                                                CDSC Payments
                                                                Class B Shares

                                                Fiscal Period Ended       Fiscal Year Ended       Fiscal Year Ended
Fund                                                   8/31/98                12/31/97                12/31/96
----                                                   -------                --------                --------
Tax-Free Arizona Insured Fund                         $10,032                  $27,983                  $3,776
Tax-Free Arizona Fund                                  11,254                   20,921                   5,674
Tax-Free California Insured Fund                       12,696                   17,873                   4,911
Tax-Free California Fund                                6,336                    2,542                     ---
Tax-Free Colorado Fund                                  6,647                   15,156                  12,013
Tax-Free Florida Insured Fund                          19,856                    6,964                   6,555
Tax-Free Florida Fund                                  20,047                    7,251                     199
Tax-Free Idaho Fund                                    20,547                   14,466                      47
Tax-Free Iowa Fund                                      4,557                    3,628                     ---
Tax-Free Kansas Fund                                    6,850                    4,170                   1,820
Tax-Free Minnesota Intermediate  Fund                   4,757                    1,116                     ---
Tax-Free Minnesota Fund                                12,155                   13,282                  11,641
Minnesota Insured Fund                                 16,552                    5,440                   3,613
Minnesota High-Yield Fund                              15,556                   14,833                     ---
Tax-Free Missouri Insured Fund                         26,709                   35,076                  16,189
Tax-Free New Mexico Fund                                  ---                    3,500                   4,739
Tax-Free New York Fund                                    ---                      ---                   2,119
Tax-Free North Dakota Fund                                417                    1,850                   1,398
Tax-Free Oregon Insured Fund                           13,858                    1,587                  12,186
Tax-Free Utah Fund                                        ---                      600                     ---
Tax-Free Washington Insured Fund                          943                    1,372                     317
Tax-Free Wisconsin Fund                                 9,156                        4                     ---

                                     -129-

       The Distributor and/or VFD received in the aggregate CDSC payments with respect to Class C Shares of each Fund as follows:

                                                                CDSC Payments
                                                                Class C Shares

                                                 Fiscal Period Ended     Fiscal Year Ended       Fiscal Year Ended
Fund                                                    8/31/98                12/31/97              12/31/96
----                                                    -------                --------              --------
Tax-Free Arizona Insured Fund                             $---                   $---                   $---
Tax-Free Arizona Fund                                      ---                    ---                    ---
Tax-Free California Insured Fund                           ---                    ---                    ---
Tax-Free California Fund                                   ---                    ---                    ---
Tax-Free Colorado Fund                                   1,416                    ---                    384
Tax-Free Florida Insured                                   ---                    ---                    ---
Tax-Free Florida Fund                                      ---                    ---                    ---
Tax-Free Idaho Fund                                        909                      6                    752
Tax-Free Iowa Fund                                         921                    ---                    ---
Tax-Free Kansas Fund                                       ---                    433                    ---
Tax-Free Minnesota Intermediate  Fund                      989                     26                    421
Tax-Free Minnesota Fund                                    143                    753                     16
Minnesota Insured Fund                                     486                    497                     41
Minnesota High-Yield Fund                                2,411                  2,925                    ---
Tax-Free Missouri Insured Fund                             ---                    ---                    ---
Tax-Free New Mexico Fund                                   ---                    119                    ---
Tax-Free New York Fund                                     ---                    ---                    ---
Tax-Free North Dakota Fund                                 ---                    ---                    ---
Tax-Free Oregon Insured Fund                                96                    182                    232
Tax-Free Utah Fund                                         ---                    ---                    ---
Tax-Free Washington Insured Fund                           ---                    ---                    ---
Tax-Free Wisconsin Fund                                     29                     30                    ---

           The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for the Funds and for the other mutual funds available from the Delaware Investments family. The Transfer Agent is paid a fee by each Fund for providing these services consisting of an annual per account charge of $11.00 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the disinterested trustees. The Transfer Agent also provides accounting services to the Funds. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including the Funds, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

            Norwest Bank Minnesota, N.A. ("Norwest"), Sixth Street & Marquette Avenue, Minneapolis, Minnesota 55402 is custodian of each Fund's securities and cash. As custodian for the Funds, Norwest maintains a separate account or accounts for each Fund; receives, holds and releases portfolio securities on account of each Fund; receives and disburses money on behalf of each Fund; and collects and receives income and other payments and distributions on account of each Fund's portfolio securities.

Capitalization

         Each Fund Trust has a present unlimited authorized number of shares of beneficial interest with no par value allocated to each Class.

         While all shares have equal voting rights on matters affecting each corporate entity, shareholders of each Fund would vote separately on any matter, such as any change in its own investment objective and policies or action to dissolve a Fund and as prescribed by the 1940 Act. Shares of a Fund have a priority in the assets of that Fund, and in gains on and income from the portfolio of such Fund. Class A Shares, Class B Shares and Class C Shares of each Fund represent a proportionate interest in the assets of a Fund and have the same voting and other rights and preferences, except that, as a general matter, Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by a Fund under the Plan relating to the respective Class A Shares. The shares of each Class have no preemptive rights are fully transferable and, when issued, are fully paid and nonassessable.

         Effective June 9, 1997, the names of the Funds were changed as follows:

     Previous Name                                            New Name
     Voyageur Arizona Insured Tax Free Fund                   Delaware-Voyageur Tax-Free Arizona Insured Fund
     Voyageur Arizona Tax Free Fund                           Delaware-Voyageur Tax-Free Arizona Fund
     Voyageur California Insured Tax Free Fund                    Delaware-Voyageur Tax-Free California Insured Fund
     Voyageur California Tax Free Fund                        Delaware-Voyageur Tax-Free California Fund
     Voyageur Colorado Tax Free Fund                          Delaware-Voyageur Tax-Free Colorado Fund
     Voyageur Florida Insured Tax Free Fund                   Delaware-Voyageur Tax-Free Florida Insured Fund
     Voyageur Florida Tax Free Fund                           Delaware-Voyageur Tax-Free Florida Fund
     Voyageur Idaho Tax Free Fund                             Delaware-Voyageur Tax-Free Idaho Fund
     Voyageur Iowa Tax Free Fund                              Delaware-Voyageur Tax-Free Iowa Fund
     Voyageur Kansas Tax Free Fund                            Delaware-Voyageur Tax-Free Kansas Fund
     Voyageur Minnesota Limited Term Tax Free Fund            Delaware-Voyageur Tax-Free Minnesota Intermediate Fund
     Voyageur Minnesota Insured Fund                          Delaware-Voyageur Minnesota Insured Fund
     Voyageur Minnesota Tax Free Fund                         Delaware-Voyageur Tax-Free Minnesota Fund
     Voyageur Minnesota High-Yield Municipal Bond Fund        Delaware-Voyageur Minnesota High-Yield Municipal Bond Fund
     Voyageur Missouri Insured Tax Free Fund                  Delaware-Voyageur Tax-Free Missouri Insured Fund
     Voyageur New Mexico Tax Free Fund                        Delaware-Voyageur Tax-Free New Mexico Fund
     Voyageur New York Tax Free Fund                          Delaware-Voyageur Tax-Free New York Fund
     Voyageur North Dakota Tax Free Fund                      Delaware-Voyageur Tax-Free North Dakota Fund
     Voyageur Oregon Insured Tax Free Fund                    Delaware-Voyageur Tax-Free Oregon Insured Fund
     Voyageur Wisconsin Tax Free Fund                         Delaware-Voyageur Tax-Free Wisconsin Fund

         Effective August 16, 1999, the names of the Funds were changed as follows:

-----------------------------------------------------------------------------------------------------------------------
Previous Name                                                    New Name
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Delaware-Voyageur Tax-Free Arizona Insured Fund                  Delaware Tax-Free Arizona Insured Fund
-----------------------------------------------------------------------------------------------------------------------
Delaware-Voyageur Tax-Free Arizona Fund                          Delaware Tax-Free Arizona Fund
-----------------------------------------------------------------------------------------------------------------------
Delaware-Voyageur Tax-Free California Insured Fund               Delaware Tax-Free California Insured Fund
-----------------------------------------------------------------------------------------------------------------------
Delaware-Voyageur Tax-Free California Fund                       Delaware Tax-Free California Fund
-----------------------------------------------------------------------------------------------------------------------
Delaware-Voyageur Tax-Free Colorado Fund                         Delaware Tax-Free Colorado Fund
-----------------------------------------------------------------------------------------------------------------------
Delaware-Voyageur Tax-Free Florida Insured Fund                  Delaware Tax-Free Florida Insured Fund
-----------------------------------------------------------------------------------------------------------------------
Delaware-Voyageur Tax-Free Florida Fund                          Delaware Tax-Free Florida Fund
-----------------------------------------------------------------------------------------------------------------------
Delaware-Voyageur Tax-Free Idaho Fund                            Delaware Tax-Free Idaho Fund
-----------------------------------------------------------------------------------------------------------------------
Delaware-Voyageur Tax-Free Iowa Fund                             Delaware Tax-Free Iowa Fund
-----------------------------------------------------------------------------------------------------------------------
Delaware-Voyageur Tax-Free Kansas Fund                           Delaware Tax-Free Kansas Fund
-----------------------------------------------------------------------------------------------------------------------
Delaware-Voyageur Tax-Free Minnesota Intermediate Fund           Delaware Tax-Free Minnesota Intermediate Fund
-----------------------------------------------------------------------------------------------------------------------
Delaware-Voyageur Minnesota Insured Fund                         Delaware Minnesota Insured Fund
-----------------------------------------------------------------------------------------------------------------------
Delaware-Voyageur Tax-Free Minnesota Fund                        Delaware Tax-Free Minnesota Fund
-----------------------------------------------------------------------------------------------------------------------
Delaware-Voyageur Minnesota High-Yield Municipal Bond Fund       Delaware Minnesota High-Yield Municipal Bond Fund
-----------------------------------------------------------------------------------------------------------------------
Delaware-Voyageur Tax-Free Missouri Insured Fund                 Delaware Tax-Free Missouri Insured Fund
-----------------------------------------------------------------------------------------------------------------------
Delaware-Voyageur Tax-Free New Mexico Fund                       Delaware Tax-Free New Mexico Fund
-----------------------------------------------------------------------------------------------------------------------
Delaware-Voyageur Tax-Free New York Fund                         Delaware Tax-Free New York Fund
-----------------------------------------------------------------------------------------------------------------------
Delaware-Voyageur Tax-Free North Dakota Fund                     Delaware Tax-Free North Dakota Fund
-----------------------------------------------------------------------------------------------------------------------
Delaware-Voyageur Tax-Free Oregon Insured Fund                   Delaware Tax-Free Oregon Insured Fund
-----------------------------------------------------------------------------------------------------------------------
Delaware-Voyageur Tax-Free Wisconsin Fund                        Delaware Tax-Free Wisconsin Fund
-----------------------------------------------------------------------------------------------------------------------

Noncumulative Voting
         Each investment company=s shares have noncumulative voting rights which means that the holders of more than 50% of the shares an investment company voting for the election of trustees can elect all the trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any trustees.

         This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.

FINANCIAL STATEMENTS


         Effective May 1, 1997, Ernst & Young LLP serves as the independent auditors for each Fund and, in its capacity as such, audits the annual financial statements of the Funds. Each Fund's Statement of Net Assets, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the reports of Ernst & Young LLP for the fiscal year ended August 31, 1999 are included in each Fund's Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the reports of Ernst & Young LLP are incorporated by reference from the Annual Reports into this Part
B. KPMG Peat Marwick LLP, the Funds' previous auditors, audited the annual financial statements and financial highlights of the Funds for fiscal years ending on or before December 31, 1996.

APPENDIX A - SPECIAL FACTORS AFFECTING THE FUNDS

             The following information is a brief summary of particular state factors effecting the Funds and does not purport to be a complete description of such factors. The financial condition of a state, its public authorities and local governments could affect the market values and marketability of, and therefore the net asset value per share and the interest income of the respective state Fund, or result in the default of existing obligations, including obligations which may be held by a Fund. Further, each state faces numerous forms of litigation seeking significant damages which, if awarded, may adversely affect the financial situation of such state or issuers located in such state. It should be noted that the creditworthiness of obligations issued by local issues may be unrelated to the creditworthiness of a state, and there is no obligation on the part of a state to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by a state.

             Bond ratings received on a state's general obligation bonds, if any, are discussed below. Moody's, S&P and/or Fitch provide an assessment/rating of the creditworthiness of an obligor. The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by the rating service from other sources it considers reliable. Each rating service does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstance. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by any such rating agencies, if in their respective judgments, circumstances so warrant. The ratings are based, in varying degrees, on the following considerations:

             1. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

             2. Nature of, and provisions of, the obligation.

             3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement(s) under the laws of bankruptcy and other laws affecting creditors rights.

             A revision or withdrawal of any such credit rating could have an effect on the market price of the related debt obligations. An explanation of the significance and status of such credit ratings may be obtained from the rating agencies furnishing the same. In addition, a description of Moody's and S&P's bond ratings is set forth in Appendix C.

             The information contained below is based primarily upon information derived from state official statements, Certified Annual Financial Reports, state and industry trade publications, newspaper articles, other public documents relating to securities offerings of issuers of such states, and other historically reliable sources. It has not been independently verified by the Funds. The Funds make no representation or warranty regarding the completeness or accuracy of such information. The market value of shares of any Fund may fluctuate due to factors such as changes in interest rates, matters affecting a particular state, or for other reasons.

Factors Affecting Arizona Funds
             General Economic Conditions. Progressing from its traditional reliance on a cyclical construction industry, Arizona's economic base is maturing and diversifying.

             One of the nation's leaders in employment growth, Arizona has been among the top five employment-growth States for more than four years, and it should remain there through 1998. After climbing by 6.2% in 1994, during which the state's economy produced the second-highest number of jobs of any year in Arizona history, job creation in Arizona is leveling off with employment growth of 5.6% in 1996-97, although this compares favorably with the national figure of 2.0%. Arizona's wage and salary employment grew 5.6% in 1996, 4.5% in 1997 and is forecast to increase by 3.5% to 4.5% in 1998, and 3.5% in 1999. The unemployment rate, around 4.5% for 1997, should remain low before increasing in late 1998 and 1999.

             Arizona ranked third in the nation in personal income growth during 1991-96. Personal income, after growing 7.2% in 1997, is estimated at 6.7% in 1998 and 6.5% in 1999.

             Overall, Arizona's forecast is for continued but moderate rates of growth in employment and personal income. Employment growth will continue to be stronger in the Phoenix area than in the balance of the state. Housing has probably peaked and is likely to decline after seven extremely strong years. Retail sales should also continue to slow.

             Population, because of continued employment growth, will record above-average growth rates. After population growth of 3.2% in 1996 and 3% in 1997, the forecast calls for 2.8% in 1998 and 2.5% in 1999. That translates into almost 130,000 more people in the state in 1998 and 117,000 in 1999.

             Budgetary Process. Annually, no later than five days after the regular Legislative session convenes, the Governor must submit a budget to the Legislature. Before July 1 the budget is enacted through the passage of a General Appropriations Act, a Capital Outlay Bill and various Omnibus Reconciliation Bills (ORBs). The reconciliation bills are used for statutory adjustments that must be implemented to carry out the adopted budget. Upon presentation, the Governor has five days to sign the bills into law, veto it in its entirety, line-item veto individual items of appropriations, or allow the bill to become law without his signature. The Legislature may, with a two-thirds vote, override a veto or line-item veto.

             The Budget Reform Act of 1997 made significant changes to the State's planning and budgeting systems. Beginning with the FY 2000/FY 2001 biennial period, all State agencies, including capital improvement budgeting, will be moved to a biennial budgeting system. From FY 2000 to 2006, all State agencies will move to a budget format that reflects the program structure in the "Master List of State Government Programs."

             The Budget Reform Act of 1993 established the current budgeting system of one-and two-year budget reviews. Agencies selected for annual review and appropriation are designated as Major Budget Units (MBUs). MBUs can be described as agencies with difficult issues requiring frequent and critical review and, ultimately, more resources. The 18 MBUs account for over 90% of the total General Fund expenditures. Agencies selected for biennial review and appropriation are designated as Other Budget Units (OBUs). In 1997, combined MBU and OBU in the General Fund totaled $4.68 billion, and is estimated at $5.10 billion in 1998.

             Revenues and Expenditures. The General Fund closed fiscal year 1997 with a $515.9 million ending balance, setting a new record for the state, and the Executive plan for fiscal year 1998 anticipates a $497.1 million balance. Overall, fiscal year 1997 revenues totaled $5,028.2 million. Corporate income tax revenue jumped by 34%, from $448 million in fiscal year 1996 to $600 million in fiscal year 1997. Individual income tax revenues grew by 12% from fiscal year 1996 to fiscal year 1997. Expenditures for fiscal year 1997 totaled $4,826.5 million. Revertments totaled $80.17 million in fiscal year 1997.

             Fiscal Year 1998. The current Executive forecast for fiscal year 1998 revenue is $5.289 billion. The major revenue source, transaction privilege taxes, is forecast to produce $2.3 billion for fiscal year 1998. All three major revenue categories - individual income taxes, corporate income taxes and transaction privilege taxes - showed gains on a year-over-year basis. The most significant impact on fiscal year 1998 revenues will be the various tax cutting measures enacted over the past several years, which has decreased revenues by some 3.2%. Overall, the Executive estimates a 3.7% or $196.9 million increase in base revenues of the current FY 1998 estimate. This compares to the 4.5%, or $227.5 million increase in base revenues between fiscal year 1997 fiscal year 1998.

             Fiscal Year 1999. The Executive is recommending a base operating budget of $5.4 billion for fiscal year 1999, an increase of approximately $260.6 million. The majority of recommended expenditures for fiscal year 1999 are in the area of education. The K-12 budget (Department of Education) and the higher education budgets (Community Colleges and University system) account for 57% (over $3.1 billion) of the General Fund operating budget. Additionally, the health and welfare area accounts for over 22% (more than $1.2 billion), the protection and safety area accounts for over 12% ($688.3 million), and other areas of government account for less than 7% of the General Fund operating budget.

             The Executive fiscal plan for fiscal year 1998 is based on revenue estimates, yet still provides for Executive-initiated program changes and school finance of $127.7 million; a $210 million tax reduction and a $96.0 million capital program. The Executive projects a fiscal year 1998 ending balance of $497.1 million.

             The Executive's projected fiscal year 1999 ending balance of $19.9 million would ordinarily be considered "thin" at only 0.4% of expenditures. However, given the prudent revenue forecast and the available reserves of $393 million in the Budget Stabilization Fund, $95.0 million in the Medical Services Stabilization Fund, and $42.4 million in the Temporary Assistance Stabilization Fund, the $19.9 million amount is appropriate.

             Significant Litigation. In response to the court's ruling in the Roosevelt v. Bishop case in 1994, the Executive recommended $30 million for the first-year implementation of a capital assistance program for Arizona's schools. The program is designed to help school districts that lack bonding capacity due to low value or rapid growth. It requires an application that includes documentation of need and is submitted to a capital equity board. Income is provided for in a Capital Equity Fund which contains monies appropriated by the Legislature and $30 million annually from the Common School Land Fund (Permanent State School Fund). The Permanent State School Fund consists of revenues from the proceeds of the sale of natural resources or property from lands that have been granted by the United States to the State of Arizona for the support of common schools. In future years, the Capital Equity Fund may contain monies remitted by school districts for the repayment of loans. Funds are used to assist school districts with capital needs. For fiscal year 1999, the Governor recommends $40.5 million be appropriated from the Permanent State School Fund, which includes the $30 million appropriated to the Capital Equity Fund.

             Debt Administration and Limitation. The State is not permitted to issue general obligation debt. The particular source of payment and security for each of the Arizona Tax Exempt Obligations is detailed in the debt instruments themselves and in related offering materials. There can be no assurances with respect to whether the market value or marketability of any of the Arizona Tax Exempt Obligations issued by an entity other than the State of Arizona will be affected by financial or other conditions of the State or of any entity located within the State. In addition, it should be noted that the State of Arizona, as well as counties, municipalities, political subdivisions and other public authorities of the State, are subject to limitations imposed by Arizona's Constitution with respect to ad valorem taxation, bonded indebtedness and other matters. For example, the State legislature cannot appropriate revenues in excess of 7% of the total personal income of the State in any fiscal year. These limitations may affect the ability of the issuers to generate revenues to satisfy their debt obligations.

             Although most of the Arizona Tax Exempt Obligations are revenue obligations of local governments or authorities in the State, there can be no assurance that the fiscal and economic conditions referred to above will not affect the market value or marketability of the Arizona Tax Exempt Obligations or the ability of the respective obligors to pay principal of and interest on the Arizona Tax Exempt Obligations when due.

Factors Affecting California Funds
             General Economic Conditions. California's economy is the largest among the 50 states and one of the largest in the world. This diversified economy has major components in agriculture, manufacturing, high-technology, trade, entertainment, tourism, construction and services. Total State gross domestic product of $1 trillion in 1997 will be larger than all but seven nations in the world and California will become the first state to produce over one trillion dollars worth of goods and services in a single year.

             Events in Asia could have implications for California. Over half of California-made goods exports are sold to Asia, and the State has already seen declines in cargoes destined for Japan, South Korea, Singapore and Malaysia. At the same time, strong growth continues in exports to Taiwan, Hong Kong, and Mexico. Overall, exports of California-made goods slowed to 2% growth in the first half of 1997, from over 8% the year before. Strong export growth was a major element during the initial stages of the state's recovery in 1994 and 1995. The upturn has broadened sufficiently over the last two years, to the point that California is now posting solid gains in employment and income despite the slowing of exports.

             After suffering through a severe recession, California's economy has been on a steady recovery since the start of 1994. In 1996, California had eight consecutive months of record high employment levels. Employment grew over 330,000 non-farm jobs in 1996, and between November 1996 and November 1997, 335,000 jobs were added for a growth rate of 2.6%. All industry divisions showed job gains over the year. The service industries continue to post the largest job growth, on a numerical basis, up 151,400 jobs or 3.8%. The growth continues to be primarily in the business service sector. On a percentage basis, employment in construction shows the strongest job growth, up 8.1%, for an increase of 43,000 jobs. The growth in construction is predominantly in the special trade contractors sector. Other industries posting strong job growth over the year were wholesale and trade (up 43,200 jobs), manufacturing (up 38,500) and government (up 33,200). Residential housing construction reached a seven year high at an annual rate of 134,000 units in October, 1997, up 29% from the year-ago pace, showing the state's economic growth.

             California's population grew by 386,000 people in 1996 to total
32.6 million in January of 1997. This reflects a 1.2% increase of population for the year, compared to 1.0% growth posted in calendar year 1995. California's population is concentrated in metropolitan areas. The Los Angeles County posted the highest annual numerical population gain, adding 113,800 people in 1996 for a total of 9.49 million. San Diego County posted the second highest numerical growth, gaining 42,300 for a total of 2.7 million.

             California enjoys a large and diverse labor force. As of November, 1997, the total civilian labor force was 15,931,000 with 15,000,000 individuals employed and 931,000, or 5.8%, unemployed. In comparison, the unemployment rate for the United States during the same time was 4.6%.

             Budgetary Process. The State's fiscal year begins on July 1 and ends on June 30. The annual budget is proposed by the Governor by January 10 of each year for the next fiscal year (the "Governor's Budget"). Under State law, the annual proposed Governor's Budget cannot provide for projected expenditures in excess of projected revenues and balances available from prior fiscal years. Under the State Constitution, money may be drawn from the Treasury only through an appropriation made by law. The primary source of the annual expenditure authorizations is the Budget Act as approved by the Legislature and signed by the Governor. The Budget Act must be approved by a two-thirds majority vote of each House of the Legislature. The Governor may reduce or eliminate specific line items in the Budget Act or any other appropriations bill without vetoing the entire bill. Such individual line-item vetoes are subject to override by a two-thirds majority vote of each House of the Legislature.

             Appropriations also may be included in legislation other than the Budget Act. Bills containing appropriations (except K-14 education) must be approved by a two-thirds majority vote in each House of the Legislature and be signed by the Governor. Bills containing K-14 education appropriations only require a simple majority vote. Continuing appropriations, available without regard to fiscal year, may also be provided by statute or the State Constitution. Funds necessary to meet an appropriation need not be in the State Treasury at the time such appropriation is enacted; revenues may be appropriated in anticipation of their receipt.

             Revenues and Expenditures. The moneys of the State are segregated into the General Fund and approximately 600 Special Funds. The General Fund consists of revenues received by the State Treasury and not required by law to be credited to any other fund, as well as earnings from the investment of State moneys not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most of the major revenue sources of the State. The General Fund may be expended as a consequence of appropriation measures enacted by the Legislature and approved by the Governor, as well as appropriations pursuant to various constitutional authorizations and initiative statutes.

             Moneys on deposit in the State's Centralized Treasury System are invested by the Treasurer in the Pooled Money Investment Account ("PMIA"). As of December 17, 1997, the PMIA held approximately $16.8 billion of State moneys, and $10.3 billion of moneys invested for 2,538 local governmental entities through the Local Agency Investment Fund ("LAIF"). The total assets of the PMIA as of December 17, 1997, were $27.1 billion. The Treasurer does not invest in leveraged products or inverse floating rate securities. The investment policy permits the use of reverse repurchase agreements subject to limits of no more than 10% of PMIA. All reverse repurchase agreements are cash matched either to the maturity of the reinvestment or an adequately positive cash flow date which is approximate to the maturity date. The average life of the investment portfolio of the PMIA as of December 17, 1997 was 199 days.

             Special Fund for Economic Uncertainties. The Special Fund for Economic Uncertainties ("SFEU") is funded with General Fund revenues and was established to protect the State from unforeseen revenue reductions and/or unanticipated expenditure increases. Amounts in the SFEU may be transferred by the State Controller as necessary to meet cash needs of the General Fund. The State Controller is required to return moneys so transferred without payment of interest as soon as there are sufficient moneys in the General Fund. For budgeting and accounting purposes, any appropriation made from the SFEU is deemed an appropriation from the General Fund. For year-end reporting purposes, the State Controller is required to add the balance in the SFEU to the balance in the General Fund so as to show the total moneys then available for General Fund purposes. Inter-fund borrowing has been used for many years to meet temporary imbalances of receipts and disbursements in the General Fund. As of November 30, 1997, the General Fund had outstanding internal loans from Special Funds of $2.8 billion (in addition, there are $3 billion of external loans represented by the 1997 Revenue Anticipation Notes, which mature on June 30,
1998). The revised projected 1997-98 fiscal year General Fund Reserve for Economic Uncertainties is $329 million.

             Proposition 13. The primary units of local government in California are the counties. Counties are responsible for the provision of many basic services, including indigent health care, welfare, courts, jails and public safety in unincorporated areas. There are also about 480 unincorporated cities, and thousands of other special districts formed for education, utility and other services. The fiscal condition of local governments has been constrained since the enactment of "Proposition 13" in 1978, which reduced and limited the future growth of property taxes, and limited the ability of local governments to impose Aspecial taxes" (those devoted to a specific purpose) without two-thirds voter approval. A recent California Supreme Court decision has upheld the constitutionality of an initiative statute, previously held invalid by lower courts, which requires voter approval for "general" as well as "special" taxes at the local level. Counties, in particular, have had fewer options to raise revenues than many other local government entities, yet have been required to maintain many services.

             In the aftermath of Proposition 13, the State provided aid from the General Fund to make up some of the loss of property tax moneys, including taking over the principal responsibility for funding local K-12 schools and community colleges. Under the pressure of the recent recession, the Legislature has eliminated the remnants of this post-Proposition 13 aid to entities other than K-14 education districts, although it has also provided additional funding sources (such as sales taxes) and reduced mandates for local services. Many counties continue to be under severe fiscal stress. While such stress has in recent years most often been experienced by smaller, rural counties, larger urban counties, such as Los Angeles, have also been affected.

             State Appropriations Limit. The State is subject to an annual appropriations limit imposed by Article XIII B of the State Constitution (the "Appropriations Limit"). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds. Article XIII B prohibits the State from spending "appropriations subject to limitation" in excess of the Appropriations Limit. "Appropriations subject to limitation," with respect to the State, are authorizations to spend "proceeds of taxes," which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed "the cost reasonably borne by that entity in providing the regulation, product or service," but "proceeds of taxes" exclude most state subventions to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds.

             Not included in the Appropriations Limit are appropriations for the debt service costs of bonds existing or authorized by January 1, 1979, or subsequently authorized by the voters, appropriations required to comply with mandates of courts or the federal government, appropriations for qualified capital outlay projects, appropriations of revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels, and appropriation of certain special taxes imposed by initiative (e.g., cigarette and tobacco taxes). The Appropriations Limit may also be exceeded in cases of emergency.

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             Orange County, CA. On December 6, 1994, Orange County, together with its pooled investment funds (the "Pools") filed for protection under Chapter 9 of the federal Bankruptcy Code, after reports that the Pools had suffered significant market losses in their investments, causing a liquidity crisis for the Pools and Orange County. More than 200 other public entities, most of which, but not all, are located in Orange County, were also depositors in the Pools. Orange County has reported the Pools' loss at about $1.69 billion, or about 23% of their initial deposits of approximately $7.5 billion. Many of the entities which deposited moneys in the Pools, including Orange County, faced interim and/or extended cash flow difficulties because of the bankruptcy filing and may be required to reduce programs or capital projects. Orange County has embarked on a fiscal recovery plan based on sharp reductions in services and personnel, and rescheduling of outstanding short term debt using certain new revenues transferred to Orange County from other local governments pursuant to special legislation enacted in October, 1995. The State has no existing obligation with respect to any outstanding obligations or securities of Orange County or any of the other participating entities.

             Litigation Generally. The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In the consolidated state case of Malibu Video Systems, et al. v. Kathleen Brown and Abramovitz, et al., a stipulated judgment has been entered requiring return of $119 million plus interest to specified special funds over a period of up to five years beginning in fiscal year 1996-1997. The lawsuit challenges the transfer of monies from special fund accounts within the State Treasury to the State's General Fund pursuant to the Budget Acts of 1991, 1992, 1993, and 1994. Plaintiffs allege that the monetary transfers violated various statutes and provisions of the State Constitution.

             Fiscal Year 1996-1997. General Fund revenues and transfers for fiscal year 1996-97 were $49.2 billion, a 6% increase from the prior year. Expenditures for the 1996-97 fiscal year were $49.1 billion, an 8% increase. As of June 30, 1997, the General Fund balance was $906 million.

             Overall, General Fund revenues and transfers represent about 78% of total revenues. The remaining 22% are special funds, dedicated to specific programs. The three largest revenue sources (personal income, sales, and bank and corporation) account for about 73% of total revenues.

             Several important tax changes were enacted in 1996. The bank and corporation tax was reduced by 5%, and a number of targeted business tax incentives were put into place.

             1997-98 Fiscal Year. A revised balance of $329 million is expected in the General Fund Reserve for Economic Uncertainties at June 30, 1998. The balance in the General Fund at the end of fiscal year 1998 is forecast at $773.8 million. Special Fund revenues are estimated to be $14.2 billion and appropriated Special Fund expenditures are projected at $14.4 billion.

             K-12 education remains the state's top funding priority -- nearly 42 cents of every General Fund dollar is spent on K-12 education. Education, public safety, and health and welfare expenditures constitute nearly 93% of all state General Fund expenditures. General Fund expenditures for 1997-98 were proposed in the following amounts and programs: $20.9 billion or 41.6% for K-12 education, $14.6 billion or 28.9% for health and welfare, $6.5 billion or 12.9% for higher education, and $4.3 billion, or 8.5% for youth and correctional programs. The remaining expenditures were in areas such as business, transportation, housing, and environmental protection.

             As of November, 1997, General Fund cash receipts for the year are $407 million below the 1997 Budget Act Forecast. Also, personal income tax revenues for the year are below expectations by $56 million. Yet, year-to-date sales and use tax receipts are $48 million above forecast. Bank and corporation tax receipts are $384 million below the 1997 Budget Act Forecast.

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             Debt Administration and Limitation. The State Treasurer is
responsible for the sale of debt obligations of the State and its various authorities and agencies. The State Constitution prohibits the creation of indebtedness of the State unless a bond law is approved by a majority of the electorate voting at a general election or a direct primary. General obligation bond acts provide that debt service on general obligation bonds shall be appropriated annually from the General Fund and all debt service on general obligation bonds is paid from the General Fund. Under the State Constitution, debt service on general obligation bonds is the second charge to the General Fund after the application of moneys in the General Fund to the support of the public school system and public institutions of higher education. Certain general obligation bond programs receive revenues from sources other than the sale of bonds or the investment of bond proceeds. The State had $14.9 billion aggregate principal amount of non-self liquidating general obligation bonds outstanding, and $6.4 billion authorized and unissued, as of December 31, 1997. Outstanding lease revenue bonds totaled $7.2 billion as of December 31, 1997, and are estimated to total $7.5 billion as of June 30, 1998.

             From July 1, 1996 to July 1, 1997, the State issued approximately $1.03 billion in non-self liquidating general obligation bonds and $1.26 billion in revenue bonds. Refunding bonds, which are used to refinance existing long-term debt, accounted for none of the general obligation bonds and $841.38 million of the revenue bonds.

             General Fund general obligation debt service expenditures for fiscal year 1996-97 were $1.92 billion, and are estimated at $1.89 billion for fiscal year 1997-98.

             The State's general obligation bonds have received ratings of "A1" by Moody's, "A+" by S&P and "A+" by Fitch.

Factors Affecting Colorado Funds
             General Economic Conditions. Colorado entered the Union on August 1, 1876, and was called the "Centennial State" in honor of the 100th anniversary of the Declaration of Independence. It is the eighth largest state in the nation, with an area of 104,247 square miles. The main feature of the state's geography is the Continental Divide, extending northeast to southwest and roughly bisecting Colorado into the Eastern and Western Slopes. The major rivers of Colorado are the Arkansas, Platte, Rio Grande, and Colorado. Colorado enjoys an average of nearly 300 days of sunshine per year. Precipitation varies from 8 inches per year in lower elevations to 23 inches in the mountains, with a yearly statewide average of 16.5 inches.

             The U.S. Bureau of Census estimates Colorado's population as of July 1, 1997 at 3.893 million. This represents a 2.0% increase over the July 1, 1996 estimate of 3.816 million. A large part of Colorado's current growth is related to growth in the West and to decentralization trends that emanate from California.

             Colorado employment has slowed from 5.1% at its peak in 1994 to 3.4% in 1996. Job creation back in 1994 hit 85,200. During 1996, only 62,500 jobs were created with services and trade being the number one and two, respectively, largest growing industries in Colorado. Construction reported the largest percentage gain from 1995 to 1996, at 8.8%, or an additional 9,000 employees. Mining continued to be the weakest industry sector with a loss of 8.1% or 1,200 employees in 1996.

             Colorado's job growth is expected to remain at 3.4% for 1997 and an estimated 64,500 jobs will be created. Growth is expected in every industry except TCPU (Transportation, Communications and Public Utilities). High technology industries such as computer services and manufacturing, telephone communications, cable television and communications equipment manufacturing continue to expand. The pace of growth in 1997 was brisk, even with such high profile losses as Southern Pacific's merger with Union Pacific and subsequent relocation to Nebraska and the Public Service Company's merger and downsizing. In 1998, overall growth is expected to continue to shrink as the building and real estate sectors begin to top out and as manufacturing slows.

             Unemployment will bottom out at 3.4% of the workforce in 1997, breaking through the 4.2% threshold that has held for three years in a row. In comparison, the national unemployment rate in 1996 was 5.4%. In 1973, Colorado's unemployment rate was at 3.0%. In this business cycle, however, that 24-year low will not be breached. Unemployment rates will rise slightly in 1998 and continue to creep upward until 2001, as a result of slower labor force growth and slowing participation rates. Furthermore, as newly-trained former welfare recipients enter the labor market, the ranks of the unemployed will grow. Those looking for first time jobs and those who must go through several employment situations before finding the right job will add to the unemployment rate.

             Total personal income in Colorado during 1997 is projected to reach $104.7 billion, an increase of 6.5%, yet lower than the 7.1% increase reached in 1996. During 1996, total United States personal income increased 5.6% and is estimated to increase 5.8% in 1997. Preliminary estimates for Colorado personal income predict an annual growth rate of 6.7% for 1998.

             Significant Litigation. On June 19, 1995, the Colorado Supreme Court affirmed the December 1993 Arapahoe County District Court decision in favor of the Littleton School District. The Bolt v. Littleton School District case was a class action lawsuit brought by three taxpayers residing in the District. Plaintiffs argued that Littleton School District's 1993 property tax millage rate increase violated Amendment 1. The Amendment states that all Districts must obtain voter approval in advance of any new tax, tax rate increase, or mill levy above that for the prior year, unless annual District revenue is less than annual payments on G.O. bonds, pensions, and final court judgments, with certain exceptions. The School District increased its 1993 mill levy to pay debt service on its Series 1985 G.O. bonds. In affirming the Trial Court's ruling in favor of the District, the Supreme Court reasoned that the increase in the District's bond redemption mill levy for 1993 did not violate the provisions of Amendment 1 because the District already received voter approval for the tax rate increase when the Bonds originally were authorized by voters at an election in 1984. The ruling has significance for the Colorado municipal bond market because it upholds the right of Municipalities to increase property tax millage rates to pay debt service on G.O. bonds issued before Amendment 1.

             The Littleton ruling follows another important ruling by the Colorado Supreme Court in September, 1995 in the case of Bickel v. City and County of Boulder and Boulder Valley School District. In that case the court upheld the right of Municipalities to request and obtain voter approval to issue G.O. bonds after passage of Amendment 1. Together, the Boulder and Littleton cases settle two of the most controversial Amendment 1 issues and should lead to a more orderly primary and secondary market for Colorado municipal bonds.

       Budgetary Process. The financial operations of the legislative, judicial, and executive branches of the state's government, with the exception of custodial funds or federal moneys not requiring matching state funds, are controlled by annual appropriation made by the General Assembly. The Transportation Department's portion of the Highway Fund is appropriated to the State Transportation Commission. Within the legislative appropriation, the Commission may appropriate the specific projects and other operations of the Department. In addition, the Commission may appropriate available fund balance from their portion of the Highway Fund.

       The legislative appropriation is constitutionally limited to the unrestricted funds held at the beginning of the year plus revenues estimated to be received during the year as determined by the modified accrual basis of accounting. The Governor has line item veto authority over the Long Appropriations Bill, but the General Assembly may override each individual line item veto by a two-thirds majority vote in each house. For budgetary purposes, cash funds are all funds received by the state that are neither general purpose revenues, nor revenues received from the federal government. General and cash fund appropriations, with the exception of capital construction, lapse at year-end unless executive action is taken to roll-forward all or part of the remaining unspent budget authority. Appropriations that meet the strict criteria for roll-forward are reserved at year-end. Capital construction appropriations are generally available for three years after appropriations.

       Revenues and Expenditures. Audited GAAP financial statements for the year-ended June 30, 1997 report an unreserved general fund balance of $375.1 million, or about 8.3% of general fund expenditures, and after setting aside reserve monies, as required by statute, the ending fund balance was $208.4 million. This is in contrast to the unreserved general fund balance of just $16.3 million in 1991 but lower than $488.5 million in 1995. In fiscal 1997, challenged to deliver on a 1988 plan to increase the state's contribution toward primary and secondary education, the state budget provided approximately $1.7 billion to K-12 education. Revenue growth was 9.6% in 1997, and 10.7% estimated in 1998, with sales tax collections growing 7.9% in fiscal 1997 and an estimated 6.8% in 1998, while individual income taxes grew 11% in fiscal 1997 and are projected to grow 11.5% in 1998.

       According to the Colorado Economic Perspective, Second Quarter, FY 1997-98, December 20, 1997 (the "Economic Report"), inflation for 1995 was 4.3% and population grew at the rate of 2.3% in Colorado. Accordingly, under the Amendment, increases in State expenditures during the 1997 fiscal year were limited to 6.6% over expenditures during the 1996 fiscal year. The 1996 fiscal year is the base year for calculating the limitation for the 1997 fiscal year. The limitation for the 1998 fiscal year is 5.5%, based on inflation of 3.5% and population growth of 2.0% during 1996. For the 1996 fiscal year, General Fund revenues totaled $4,230.8 million and program revenues (cash funds) totaled $1,893.5 million, resulting in total base revenues of $6,124.3 million. Expenditures for the 1997 fiscal year, therefore, could not exceed $6,508.6 million. The 1997 fiscal year General Fund and program revenues (cash funds) totaled $6,647.6 million, or $139.0 million more than expenditures allowed under the spending limitation. This is the first time the state breached the limit since its implementation in 1992. This excess revenue of $139.0 million will be refunded to Colorado taxpayers during the 1998 tax filing season. The Economic Report estimates that the limit will be breached by $360.1 million in fiscal year 1997-98.

             General fund revenues for fiscal year 1997-98 are estimated at $5,178.6 million with expenditures estimated at $4,716.3 million. After reserve set-asides, the state is estimated to have an ending fund balance of $148.1 million.

             The State Controller may allow certain over expenditures of the legal appropriation with the approval of the Governor. If the State Controller restricts the subsequent year appropriation, the agency is required to seek a supplemental appropriation from the General Assembly or reduce their subsequent year's expenditures. As provided by statute, there is unlimited authority for Medicaid over expenditures. The Department of Human Services is allowed $1 million in over expenditures not related to Medicaid and unlimited over expenditures for self-insurance of its workers' compensation plan. An additional $1 million over expenditure is allowed for the Judicial Branch. State statute also allows over expenditures up to $1 million in total for the remainder of the executive branch.

             Debt Administration and Limitation. The Constitution prohibits Colorado from incurring G.O. debt, and most long-term financing takes the form of lease purchase obligations. The state relies on general fund appropriations for pay-as-you-go capital projects, with $233 million transferred to the capital construction fund in 1997 and $181.8 million estimated in 1998. Since 1988, the State's master lease purchase program primarily has been used to finance new correctional facilities. Lottery revenues are intended for repayment on these obligations, but deficiencies are appropriated from the general fund. In November 1992, Colorado voters approved an amendment that redirects lottery revenues to outdoor recreation. After 1998, alternate general fund resources will need to be allocated for future lease payments, but the annual lease payment obligation by then is only about $2.5 million. The State supports affordable housing through the Colorado Housing Finance Authority, whose G.O.s ultimately are secured by the State's moral obligation pledge.

             The Funds Management Act (the "Act") was enacted to allow the State to provide for temporary cash flow deficits caused by fluctuations in revenues and expenditures. Under the Act the State Treasurer is authorized to sell Tax and Revenue Anticipation Notes which are payable from the future anticipated pledged revenues. The law directs the State Auditor to review information relating to the Notes and report this information to the General Assembly. On July 1, 1997, the State Treasurer issued General Fund Tax Revenue Anticipation Notes (the "Notes") in the amount of $200 million. These Notes have a maturity date of June 1998, and are not subject to redemption prior to maturity. The amount due at maturity is $209,000,000 consisting of the Note principal of $200,000,000 and interest of $9,000,000. To ensure the payment of the Notes, the Treasurer has agreed to deposit pledged revenues into the Account so that the balance will be no less than the amount to be repaid. The Note agreement also provides remedies for holders of the Notes in the event of default.

              Since the State of Colorado does not have G.O. debt, it does not have S&P, Moody's or Fitch ratings.

Factors Affecting Florida Funds
             General Economic Conditions. Florida is the twenty-second (22nd) largest state with an area of 54,136 square miles and a water area of 4,424 square miles. The State is 447 miles long (St. Marys River to Key West) and 361 miles wide (Atlantic Ocean to Perdido River) and has tidal shoreline of almost 2,300 miles. Florida has grown dramatically since 1980 and from 1996-1997, ranked fourth among the fifty states with an estimated population of 14.63 million. By 1999, Florida's population is expected to average 15.18 million. The State's strong population growth is one fundamental reason why its economy has typically performed better than the nation as a whole. Between 1980 and 1990, Florida added almost 3.2 million persons, more than any other state except California. Net migration reached a peak of 229,000 in FY 1993-94. It remained close to this peak in FY 1994-95 and FY 1995-96. In FY 1996-97, net migration is estimated to have reached a new peak of 253,000. In FY 1997-98, it is expected to decline to 242,000. In the long term, national demographic trends will continue to slow net migration into Florida, resulting in slower job and income growth. Yet, Florida has been, and continues to be, the fastest growing of the eleven (11) largest states.

             While many of the Nation's senior citizens choose Florida as their place of retirement, the State is also recognized as attracting a significant number of working age people. Since 1985, the prime working age population (18-44) has grown at an average annual rate of 2.2%. Florida's economic assets, such as competitive wages and low per capita taxes, have attracted new businesses and consequently have created many new job opportunities. The share of Florida's total working age population (18-59) to total population is approximately 54%.

             Over the years, Florida's personal income has grown and has generally outperformed both the U.S. as a whole and the southeast in particular. The reasons for this are two fold. First, Florida's population has expanded. Second, the State's economy since the early seventies has diversified in such a way as to provide a broader economic base. As a result, Florida's personal income has tracked closely with the national average and, historically, above that of the southeast. Florida's personal income growth is expected to exceed that for the United States in both FY 1997-98 and 1998-99. Real personal income will increase 3.6% in FY 1998-99, slower than the 5.1% increase expected for FY 1997-98, and only a little faster than the 3.2% increase of FY 1996-97. Real per capita income will slow to a 1.8% growth rate in FY 1998-99 from 3.1% in FY 1997-98.

             In recent years, the State's service sector employment has accounted for approximately 85% of total non-farm employment. While structurally the southeast and the nation are endowed with a greater proportion of manufacturing jobs, which tend to pay higher wages, service jobs, historically, tend to be less sensitive to business cycle swings. Florida has a concentration of manufacturing jobs in high-tech and high value-added sectors, such as electrical and electronic equipment, as well as printing and publishing. Manufacturing employment is forecasted to decline slightly in both FY 1997-98 and FY 1998-99.

             Total non-farm employment is expected to increase 3.9% in 1997-98 and 2.6% in 1998-99. Florida ranked third nationally and created more than 217,000 new jobs prior to the end of 1997. The strongest areas in job growth in Florida in fiscal year 1997-98 and 1998-99 are expected to be in services and a combination of retail and wholesale trade. Services are forecast to lead the economy, growing 4.7% (105,400 jobs) in fiscal year 1997-98, and accounting for about 50% of total new jobs in that year. Services are the single largest source of employment in Florida, making up about a third of the total in fiscal year 1997-98.

             Wholesale and retail trade is projected to increase 3.6% in fiscal year 1997-98 (59,700 new jobs), which parallels general economic growth. This sector is the second largest, with about 25% of all jobs in the state, and is anticipated to increase 2.3% (39,100 jobs) in fiscal year 1998-99. Construction job growth is expected to decline from 12% (42,000 jobs) in FY 1997-98 to 1.5% (5,600 jobs) in FY 1998-99 because of a slowing economy. Manufacturing will continue to struggle with the effects of international competition.

             As the State's economic growth has slowed from its previous highs, the unemployment rate has tracked above the national average. More recently, Florida's unemployment rate has been below the national average. Florida's unemployment rate was 4.8% in November 1996 and 4.6% for November 1997. The national unemployment rate was 5.4% in 1996 and 4.6% as of November 1997.

             Tourism is one of Florida's most important industries. Approximately 41 million people visited the State in 1995. In terms of business activities and State tax revenues, tourists in Florida effectively represented additional residents, spending their dollars predominantly at eating and drinking establishments, hotels and motels, and amusements and recreation parks. The State's tourist industry over the years has become more sophisticated, attracting visitors year-round, thus, to a degree, reducing its seasonality. Besides a sub-tropical climate and clean beaches that attract people in the winter months, the State has added, among other attractions, a variety of amusement and educational theme parks. This diversification has helped to reduce the seasonal and cyclical character of the industry and has effectively stabilized tourist related employment as a result. By the end of fiscal year 1998, 43.8 million domestic and international tourists are expected to have visited the State. In 1998-1999, tourist arrival should reach a high of 45.6 million, representing 4.1% growth from 1997-98. The current Florida Economic Consensus Estimating Conference forecast shows that the Florida economy is expected to decelerate along with the nation, but will continue to outperform the U.S. as a whole as a result of relatively rapid population growth.

             Budgetary Process. The budgetary process is an integrated, continuous system of planning, evaluation and controls. Individual state agencies prepare and submit appropriation requests to the Office of Planning and Budgeting, Executive Office of the Governor, no later than September 1 of the year next preceding Legislative consideration. After an evaluation of the agencies' requests, the Office of Planning and Budgeting, Executive Office of the Governor, makes recommendations to the Governor that are within previously established policy guidelines of the Governor and revenue estimates. Florida Statutes provide that financial operations of the State covering all receipts and expenditures be maintained through the use of three funds - the General Revenue Fund, Trust Funds, and Working Capital Fund. The General Revenue Fund receives the majority of State tax revenues. Monies for all funds are expended pursuant to appropriations acts. The Trust Funds consist of monies received by the State which under law or trust agreement are segregated for a purpose authorized by law. Revenues in the General Fund which are in excess of the amount needed to meet appropriations may be transferred to the Working Capital Fund. The Florida Constitution adds a fourth fund, the Budget Stabilization Fund. The Florida Constitution and Statutes mandate that the State budget as a whole, and each separate fund within the State budget be kept in balance from currently available revenues each State Fiscal year (July 1-June 30). The Governor and Comptroller are responsible for insuring that sufficient revenues are collected to meet appropriations and that no deficit occurs in any State fund.

             Revenues and Expenditures. Financial operations of the State of Florida covering all receipts and expenditures are maintained through the above described four fund types - General Revenue Fund, Trust Funds, Working Capital Fund, and Budget Stabilization Fund. In fiscal year 1998-1999, an estimated 39% of total direct revenues to these funds will be derived from State taxes and fees compared to 40% from the previous fiscal year. Federal funds and other special revenues account for the remaining revenues. Major sources of tax revenues to the General Revenue Fund are the sales and use tax, corporate income tax, intangible personal property tax, and beverage tax, which are estimated to amount to 71%, 8%, 4%, and 3%, respectively, of total General Revenue funds available.

             State expenditures are categorized for budget and appropriation purposes by type of fund and spending unit, which are further subdivided by line item. For fiscal year 1998-1999, the Governor recommended appropriations from the General Revenue Fund for education, health and welfare, and public safety amounted to approximately 53%, 24%, and 16%, respectively, of total General Revenue funds available.

             Estimated fiscal year 1997-98 General Revenue plus Working Capital and Budget Stabilization funds available to the State total $18,150.9 million. Of the total General Revenue plus Working Capital and Budget Stabilization funds available to the State, $16,598.5 million of that is Estimated Revenues. With effective General Revenues plus Working Capital Fund appropriations at $17,201.7 million, unencumbered reserves at the end of 1997-98 are estimated at $263.2 million. Estimated fiscal year 1998-99 General Revenue plus Working Capital and Budget Stabilization funds available total $18,546.1 million, a 2.2% increase over 1997-98. The $17,405.5 million in Estimated Revenues represents an increase of 4.9% over the previous year's Estimated Revenues.

             The State Treasurer is responsible for investing the General Revenue Fund and trust fund monies. Authorized investments include certificates of deposits in Florida banks and savings and loan associations, direct obligations of the United States Treasury, commercial paper and banker's acceptances, medium-term corporate notes and co-mingled and mutual funds. Among other functions, the Treasurer also serves as administrator of the Florida Security for Public Deposit Program. This program encompasses all governmental entities in the State. Participating banks and savings and loan associations guarantee government deposits and pledge collateral at levels varying between 50% and 125%. Acceptable collateral includes obligations of the United States Government and its agencies, obligations of the State of Florida and its political subdivisions, and obligations of several states.

             Debt Administration. By law, the State of Florida is not authorized to issue obligations to fund governmental operations. State bonds, pledging the full faith and credit of the State of Florida may be issued only to finance or refinance the cost of State fixed capital outlay projects upon approval by a vote of the electors. Article III, Section 11(d) of the Florida Constitution provides that revenue bonds may be issued by the State of Florida or its agencies without a vote of the electors only to finance or refinance the cost of State fixed capital outlay projects which shall be payable solely from funds derived directly from sources other than State tax revenues.

             Florida maintains a bond rating from Moody's (Aa2), S&P (AA+) and Fitch (AA) on all of its general obligation bonds. As of June 30, 1996, the state's net outstanding debt totaled $9.0 billion. Approximately 67% of Florida's debt is full faith and credit bonds while the remaining 33% is comprised of revenue bonds pledging a specific tax or revenue. Debt was issued to finance capital outlay for educational projects of local school districts, community colleges and state universities, environmental protection and highway construction.

             Financial Issues. The State of Florida and the tobacco industry settled a lawsuit on August 25, 1997, in which the state sought to recover the costs associated with tobacco usage by Floridians. The settlement provided for $750 million in payments to the state on or before September 15, 1997, then annual payments beginning September 15, 1998, that will accumulate to about $10.5 billion over 25 years. The estimated payment for FY 1998-99 is $220 million.

Factors Affecting Idaho Fund

             General Economic Conditions. State Government in Idaho originates from the State Constitution adopted at the constitutional convention of August 6, 1889, and ratified by the people in November of the same year. Congress approved the Constitution and admitted Idaho to the Union on July 3, 1890. Idaho, located in the northwestern portion of the United States, is bordered by Washington, Oregon, Nevada, Utah, Wyoming, Montana and Canada. Idaho's land area consists of 83,557 square miles of varied terrain including prairies, rolling hills and mountains with altitudes ranging from 736 feet to 12,662 feet.

             With close of 1997, Idaho completed the eleventh consecutive year of economic expansion, yet at a much slower pace than previously. Employment is estimated to increase 2.9% in 1997 and 2.5% in 1998 after a 3.2% growth rate in 1996, and personal income increased 5.5% during 1996 and is estimated at 5.3% for 1997. The rapid employment increases enjoyed by the state for the last ten years have already begun to slow and are anticipated to continue slowing. The unemployment rate dropped to 5.0% in 1996, its lowest level since 1978 and as of November, 1997, the unemployment rate was 4.8%. Personal income is expected to remain in the range of 5.4% and 5.2% during 1998 and 1999, respectively. Idaho's population growth, which peaked at 3.0% in 1994, is expected to taper gradually to 2.2% over the next few years, which will have a dampening effect on the state's housing industry.

             Exports. Exports of agricultural and manufactured goods play an ever increasingly important role in Idaho's economic performance. Japan, the United Kingdom, Canada, Singapore, and Taiwan are the state's biggest customers. It should be noted that the recent Asian currency crises could dampen the outlook for foot exports. Exports of American-style snack and fast foods, including frozen french fries and other potato products, to this region have expanded with rising incomes and the westernization of Asian diets. These products will become relatively more expensive due to the devaluation of several Asian currencies. Also due to worldwide excess manufacturing capacity, Asian competitors will attempt to export their way back to a profit. These competitors will be aided by the recent currency devaluation.

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             The jobs supported by Idaho's recent experiences in exports markets are relatively evenly distributed between farm and manufacturing jobs. The return to the state government from its investment in promoting Idaho products abroad is elevated tax revenues. In 1997, the state tax revenues increased 3.0% to $1.39 billion, a decrease from the 5% gain in 1996; taxable income rose 8.3% in 1997 to $704.8 million, offsetting a considerable amount of softness in the sales tax. State tax revenues are expected to grow 4.9% in fiscal year 1998 to $1.460 billion, with approximately 51% of the revenues expected to come from income tax and 34% from sales tax.

             Importance of Water. Although located in the arid West, Idaho has large water resources which have dominated its history and development and may prove equally important to its future. There are 26,000 miles of rivers and streams and more than 2,000 natural lakes. Three of Idaho's rivers--Clearwater, the Kootenai and the Salmon--are more than half as large as the Colorado. The Snake Plain Aquifer is one of the largest fractured basalt aquifers in the world. Equally important to quantity is the quality of Idaho's waters, which remains outstanding. The drop in elevation of rivers like the Snake allow valuable hydropower production, allowing the State some of the lowest electricity rates in the nation.

             Agriculture. Idaho has traditionally been an agriculture state. Livestock, beef, dairy cattle, and sheep are important to the economy, while the major crops of Idaho's farmers include potatoes, wheat, barley, sugar beets, peas, lentils, seed crops and fruit. According to recent estimates, agricultural related products make up 16% of Idaho's Gross State Product, making them key elements in Idaho's economic performance. Idaho farm cash receipts declined nearly 10% in 1997. Livestock receipts improved marginally in 1997, increasing 2%. Strong prices halted the recent slide in cash receipts for cattle. Higher prices also extended the sheep and lamb industry's run of good years. Its revenue has doubled since 1991. However, dairy receipts fell victim to lower prices in 1997, ending several years of gain. Low prices for some of the state's largest commodities in 1997 dropped total crop receipts about 15% below its 1996 level. The value of the 1997 potato crop was 30% off its record showing in 1996. Yet, hay receipts rose 16% in 1997 while onions, sugar beets, and peas and lentils posted smaller gains. Reduced beef supplies should push prices up in 1998. Dairy industry receipts and the production and prices for hay should also rise in 1998. Unfortunately, a supply glut is expected to push wheat prices down 17% in 1998.

                Service Producing Sector. By the most important economic measures, the service producing sector is the heart of Idaho's economy; it accounts for 68% of Gross State Product and 78% of all nonagricultural jobs. For 1997, and the next three years, employment growth in the service producing sector is expected to slow from its 1995 rate of 4.5% to 3.0% in 1997 and around 2.9% the next few years. Within the service producing sector, the weakest performer is expected to be the federal government, which will have stable employment with some decreases due to downsizing of services and employees. The retail trade and services sector recorded the largest gains in 1997 at 2.8% and 5.2%, respectively, with such increases continuing in the 2.9% and 5.0% range, respectively. State and local governments, including public education, are expected to expand at an average of 2% per year over the forecast period in response to population pressures. This is lower than the 3-4% growth rates in previous years. The remaining components of the service producing sector, including the finance, insurance, transportation, communication and public utility industries, are expected to continue to have mixed experiences with employment; growth partly offset by right-sizing. The net result is that these industries are expected to average around 1.5% per year employment growth through 2000.

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                Goods Producing Sector. The goods producing sector, composed of manufacturing, mining, and construction, had two of the star performers in the state's ten years of economic expansion; electronics and construction. Both of these industries have begun to slow and are expected to have substantially slower growth rates in 1998; the goods producing sector will be a consistent rather than spectacular performer. Metal mining employment had increases of 31.5% and 16.0% in 1995 and 1996, respectively, but dropped to 2.8% in 1997, with metal prices determining demand. Overall, this sector's employment gains are expected to decline from the 3.1% level for 1996 and 2.7% for 1997 to 1.1% and 0.3% for 1998 and 1999, respectively. The causes of the dramatic shifts are some restructuring in microelectronics, the economic hardships suffered in resource based industries and a slowing in residential construction. Even with offsetting job creation at some electronic firms in other goods producing industries, this sector will have to wait until after 2000 for employment to recover a 2% growth rate.

                Budgetary Process. In the fall of each year, all agencies of the State submit requests for appropriations to the Governor's Office, Division of Financial Management, so a budget may be prepared for the upcoming legislative session. The budget is generally prepared by agency, fund, program, and object. The budget presentation includes information on the past year, current year estimates, and requested appropriations for the next fiscal year.

                The Governor's proposed budget is presented to the legislature for review, change, and preparation of the annual appropriation acts for the various agencies. The legislature enacts annual appropriations for the majority of funds held in the state treasury. These budgets are adopted in accordance with State statutes. Both houses of the legislature must pass the appropriation acts by a simple majority vote. The appropriation acts become law upon the Governor's signature, or 10 days after the end of the session if not signed by the Governor.

                For funds that are annually appropriated, the State's central accounting and reporting system controls expenditures by appropriation line-item. At no time can expenditures exceed appropriations, and financially related legal compliance is assured. At fiscal year end, unexpended appropriation balances may: (1) revert to unreserved fund equity balances and be available for future appropriations; (2) be reappropriated as part of the spending authority for the future year; or, (3) may be carried forward to subsequent years as outstanding encumbrances with the approval of the Division of Financial Management.

             Revenues and Expenditures. Fiscal Year 1997. General Fund revenue in fiscal year 1997 was $1,391.9 million. There was an additional $11.698 million due to carryover from the prior fiscal year. Fund transfers reduced funds available by $2.747 million, however, in Fiscal Year 1997, a transfer of $4.038 million was received from the Cooperative Welfare Fund. Net General Funds available in fiscal year 1997 totaled $1,404.9 million. Total General Fund revenue growth was $40.6 million, or 3% in fiscal year 1997.

             Expenditures in fiscal year 1997 consisted of $1,412.6 million in original appropriations, plus $2.25 million in reappropriations, less $20.75 million in supplementals, less $2.768 million in reversions and holdbacks. Net expenditures in fiscal year 1997 were $1,391.6 million. An ending balance of $13.3 million was carried over into fiscal year 1998.

             In response to the major flood in northern Idaho in 1996, the Governor issued Executive Order 96-04 that authorized transfers from the Budget Reserve Fund and the Water Pollution Control Fund to meet the state and local match requirement of federal grants. Transfers have also been authorized from the General Fund. A total of $7.5 million from each fund has been transferred. In addition, the Legislature authorized up to $12 million from the State Highway Fund to be used as match on infrastructure reconstruction and repair. As of November 30, 1997, state revenue for this fund was $11.31 million and the total expended was $9.97 million.

             Fiscal Year 1998. Total funds available to the General Fund in fiscal year 1998 are estimated to be $1,463.9 million. This consists of a $13.3 million carryover from fiscal year 1997, plus $1,463.6 million in base revenues, less $13.04 million in transfers to other funds. General Fund expenditures for fiscal year 1998 are $1,449.8 million. This leaves a General Fund carryover in fiscal year 1999 of $14.18 million.

             The revised fiscal year 1998 Executive revenue forecast of $1,463.6 million reflects 5.2% growth over fiscal year 1997. The revised base General Fund revenue forecast for fiscal year 1998 consists primarily of sales and income tax receipts. Product taxes account for a little over 1% of General Fund revenues, and miscellaneous receipts account for approximately 5% of General Fund revenues. General Fund expenditures in fiscal year 1998 consist of $1,438.9 million in original appropriations, plus $2.05 million in reappropriations, less $2.88 million in reversions, plus $11.69 million in net supplementals. The General Fund supplemental amount includes $8.5 million to restore the Budget Reserve Fund to it highest level since the spring of 1990. Other supplementals go toward additional inmate housing costs, and juvenile offender private placement costs.

             Fiscal Year 1999. The amount of total funds available to the General Fund in fiscal year 1999 is estimated to be $1,563.3 million. This consists of General Fund revenue from individual income tax, sales tax, corporate income tax, and miscellaneous revenue and a FY 1998 carryover of $14.2 million. General Fund expenditures authorized for fiscal year 1999 are $1,561.0 million. This leaves an estimated free-fund balance of $2.28 million in the General Fund at the end of fiscal year 1999.

             The original Executive revenue forecast of $1,536.7 million for fiscal year 1999 reflects 5.0% growth over the fiscal year 1998 estimate. General Fund revenues consist primarily of sales tax generating 34.0% or $531.2 million of total revenue and income tax representing 51.2% or $800.0 million. The net growth rate for total General Fund revenue in fiscal year 1999 is 6.8%.

             Expenditures in fiscal year 1999 consist of $1,424.7 million in base spending plus $136.2 million in salary increases, inflation adjustments and non-standard adjustments, replacement capital outlays, annualizations, enhancements, personnel benefit roll-up costs, and public schools. Above base increases in public school expenditures are the largest item of increase, with $44.81 million provided as a lump sum. A state worker salary increase accounts for $20.6 million of increase above the base. Replacement capital outlay and related operating expenditures with inflationary adjustments are $17.8 million and enhancements are $25.5 million. Annualizations and other nonstandard adjustments total $21.7 million.

             Debt Administration and Limitation. The State has no outstanding general obligation bond debt. By law, if the General Fund cash flow shortages exist for more than 30 days, the State Treasurer must issue a tax anticipation note to correct the shortfall. The State Treasurer has issued internal tax anticipation notes which are notes issued by the General Fund to borrow monies from other available State funds or accounts. Internal tax anticipation notes were not issued in fiscal years 1988 through 1994. In the past ten fiscal years the State Treasurer has issued "External" tax anticipation notes which were sold in the open market. All Notes issued by the State must mature not later than the end of the then current fiscal year. Each Note when duly issued and paid for will constitute a valid and binding obligation of the State of Idaho. The faith and credit of the State of Idaho are solemnly pledged for the payment of the Notes.

             Series 1997 Notes. The State issued $300 million in Tax Anticipation Notes ("TANs") on July 1 1997, which mature on June 30, 1998. The 1997 Notes were issued in anticipation of the income and revenues and taxes to be received by the General Fund during the fourth quarter of the 1998 fiscal year. As required by law, all income and revenues from the taxes collected during the fourth quarter of the 1998 fiscal year shall be deposited into the Note Payment Account as received until the monies therein together with investment earnings shall be sufficient to pay principal and interest on the Notes at maturity.

Factors Affecting Iowa Fund

             General Economic Conditions.

             In 1996, Iowa had the fourth lowest average annual unemployment rate in the nation; by 1997, Iowa tied North Dakota for the second lowest rate. The percentage of growth in Iowa's employed workforce began in 1992 when the State's economy was more resilient to the 1990-92 recession than was the rest of the nation. Beginning in mid-1992, Iowa's unemployment rate has consistently remained about two percentage points below the national average - even as the national average has been falling during this time. By the end of 1997, Iowa's seasonally adjusted unemployment rate was in the 2.6% to 2.7% range. The U.S. unemployment rate had just dropped to a 25 year low of 4.7% in October, 1997. All of Iowa's counties and cities had unemployment rates below the U.S. average.

             Iowa's resident employment continued to grow during this period. In 1990, just under 1.4 million people were working in Iowa, with 1.2 million in payroll jobs. By 1997, more than 1.5 million people were employed, with 1.4 million in payroll jobs. The Iowa Economic Forecasting Council, at its November 1997 meeting, forecast slower growth in payroll jobs for the next two years. The reasons are a slowing national economy and the tight labor markets in Iowa and other Midwest States. Iowa's challenges in the years ahead will be to make an existing work force more productive and to find ways to increase the size of the pool from which the work force is drawn. Currently, 87% of all Iowans between the ages of 18 and 69 are employed. That represents a higher rate than occurs elsewhere in the country (75% average) and means that only 13% of the working-age population can be included in the potential pool.

             During the late-1980's and early 1990's Iowa became a major exporting state. Despite its inland location, Iowa has been a major supplier to the world's markets for industrial machinery, instruments and measurement devices, electronics, specialized transportation equipment, chemicals and pharmaceuticals, processed food products, farm commodities and livestock. During the years 1991-1993, the value of Iowa's factory exports increased at a compounded rate of 9% per year. In 1994, factory exports increased 17%. In 1995 and 1996, Iowa factory exports had increased by another 21% and 10%, respectively. In 1996, the export of factory goods accounted for $4.5 billion, or about 50% of the $9.2 billion total exports from Iowa. Iowa farm exports increased 27% in 1996 with increases of 50% and 28% in feed grains and soybeans, respectively. However, vegetable exports decreased 116%.

             Iowa has been successful in reducing its reliance on both property and income taxes. In 1992, 40.5% of total taxes were property taxes, and by 1999, the share will have dropped to 36.1%. Similarly, despite robust growth in Iowa incomes during the 1990s, the share of total taxes collected from the income tax rose less than 1%. Tax changes enacted since 1992 consist of the following: (1) a one-cent sales tax increase in 1993 for (an increase of $203 million), (2) in 1996, relief for a mental health and machinery and equipment property tax was enacted along with increasing pension exemption and child credit (decrease of $121 million), (3) in 1997, the property tax relief for mental health and machinery and equipment was continued along with an increase in state share of school aid (decrease of $131 million), (4) beginning in 1998, there is a 10% across-the-board reduction in income taxes and elimination of inheritance taxes for lineal descendants (decrease of $208 million), (5) the 10% income tax reduction will continue in 1999 along with additional property tax relief (decrease of $144 million). For fiscal year 1999, the Governor proposed eliminated capital gains for family-owned businesses, an elimination of Iowa Pension taxes and an exemption of internet service from the sales tax which equals a decrease in taxes of $63 million.

             Budgetary Process. The current statewide accounting system was implemented in 1983 and has been periodically upgraded and modified. As part of that implementation, and on an ongoing basis, emphasis has been placed on the adequacy of internal and budgetary controls. Internal controls are in place to provide reasonable, but not absolute, assurance that assets are safeguarded against unauthorized use or disposition, and that financial records from all appropriate sources are reliable for preparing financial statements and maintaining accountability. All claims presented for payment must be certified by the appropriate department that the expenditure is for a purpose intended by law and a sufficient unexpended appropriation balance is available. The automated statewide accounting system also performs various edits to assure appropriation authorizations are not exceeded. For programs supported totally or in part with federal or other funds, expenditures can not exceed the sum of appropriations and additional dedicated revenue that is received. If dedicated revenue is not received as expected, expenditures must be reduced in a like manner.

             Revenues and Expenditures. Most State operations are accounted for through the following Governmental fund types: General, Special Revenue, and Capital Projects. Total General Fund receipts for fiscal year 1997 were $4,647.8 million, a 5.5% increase from the prior year. Of this amount, $4,267.2 million came from special taxes, with 49.8% from personal income tax and 29% from sales tax. The Cash Reserve increased 6.7% from the previous fiscal year to $215 million. Total net refunds of taxes paid for fiscal year 1997 were $391.9 million.

             Total General Fund appropriations for fiscal year 1997 were $4.138.9 million. Approximately 43% or $1.78 billion was for education, and 20% or $825.6 million was for human services.

             Total General Fund receipts for fiscal year 1998 are estimated at $4,785.0 million, a 3% increase. Of this amount, $4,436.9 is predicted to come from special taxes, with 50.3% from personal income tax and 29.3% from sales tax. The cash reserve for fiscal year 1998 is estimated to increase 2.1% to $219.6 million. Total net refunds of taxes paid for fiscal year 1998 are estimated at $418.8 million.

             Total General Fund appropriations for fiscal year 1997 are estimated at $4,364.7 million, a 5.5% increase from fiscal year 1997. Approximately 43% is dedicated to education and 18.1% to human services. Ongoing spending is about 8.4% less than total available revenue, leaving a $367.3 million unspent general fund balance in fiscal year 1998, the largest in the nation.

             Debt Administration and Limitation. The Constitution of the State of Iowa prohibits the State from exceeding a maximum of $250 thousand in general obligation debt without voter approval. However, State law authorizes the issuance of Tax and Revenue Anticipation Notes (TRANS), provided that the total issuance does not exceed anticipated revenue receipts for the fiscal year and that the total issuance matures during the fiscal year.

             State and local governments reported $4.89 billion in outstanding obligations as of June 30, 1997. This is compared to $4.75 billion on June 30, 1996, which is an increase of $136.3 million or 2.9%. The largest portion of outstanding debt on June 30, 1997, is made of general obligation bonds totaling $2.1 billion (43%) and revenue obligations totaling $1.57 billion (32%). The most commonly reported purpose for issuing obligations is "public buildings/schools" with $1.37 billion (28%). The purpose category "utilities/sewers" ranks second, totaling $1.19 billion (24%).

             Bonds and certificates of participation in lease purchase agreements (COPs) of $110.2 million have been issued and remain outstanding for the Department of Corrections and several of the judicial districts for the purpose of constructing correctional facilities. COPs in the amount of $100.2 million remain outstanding for the Department of General Services for the purpose of constructing the Iowa Communications Network. Bonds in the amount of $96. 3 million remain outstanding for the Iowa Underground Storage Tank Fund for the purpose of cleaning up leaking underground petroleum storage tanks.

             The Pooled Money Investment Fund had an average-weighted maturity of 416 days and an annualized average-weighted yield to maturity of 5.92% on September 30, 1997. The effective duration for the Pooled Money portfolio (excluding certificates of deposit) on September 30, 1997 was 1.14 years.

              Since the State of Iowa does not have G.O. debt, it does not have S&P, Moody's or Fitch ratings.

Factors Affecting Kansas Fund

             General Economic Conditions. Kansas is the 14th largest state in terms of size with an area in excess of 82,000 square miles. It is rectangular in shape and is 411 miles long from east to west and 208 miles wide. The geographic center of the 48 contiguous states lies within its borders. Kansas became the 34th state in 1861 and Topeka was chosen to be the capitol later that year. The population of the State of Kansas has grown from 2,477,588 in 1990 to 2,594,840 in 1997. This represents a percentage increase of 4.7%. In comparison, the growth in population of the United States was 7.3%.

             In 1997, jobs across Kansas were up 4%, for a net increase of 53,847 new jobs. Total non-farm employment as of November 1997 was 1,286,400. This was 25,000 higher than the previous year. Manufacturing led growth with the addition of 8,400 new jobs. Trade employment rose by 5,900 over the year, primarily in retail. Construction added 4,400 construction jobs during the year. Services employment rose by 7,200, with substantial increases in social, management, and business services. Transportation-utilities added 2,700 jobs, primarily from growth in communications, air transportation and trucking. Gains in banking and real estate provided most of the 1,900 new jobs in the finance division. Mining edged up only 100 over the year. Government had the only decrease, down 5,600 from November 1996.

             Between December 1996 and December 1997, the Kansas unemployment rate decreased from 4.2% to an estimated 3.4%, respectively, the lowest rate in Kansas since December 1979. This compares favorably with a national unemployment rate as of November 1997 of 4.3%.

             Budgetary Process. The Governor is statutorily mandated to present spending recommendations to the Legislature. "The Governor's Budget Report" reflects expenditures for both the current and upcoming fiscal years and identifies the sources of financing for those expenditures. The Legislature uses "The Governor's Budget Report" as a guide as it appropriates the money necessary for state agencies to operate. Only the Legislature can authorize expenditures by the State of Kansas. The Governor recommends spending levels, while the Legislature chooses whether to accept or modify those recommendations. The Governor may veto legislative appropriations, although the Legislature may override any veto by two-thirds majority vote.

             The state "fiscal year" runs from July 1 to the following June 30 and is numbered for the calendar year in which it ends. The "current fiscal year" is the one which ends the coming June. The "actual fiscal year" is the year which concluded the previous June. The "budget year" refers to the next fiscal year, which begins the July following the Legislature's adjournment. In "The FY 1999 Governor's Budget Report," the actual fiscal year is fiscal year 1997, the current fiscal year is fiscal year 1998, and the budget year is fiscal year 1999. By law, "The Governor's Budget Report" must reflect actual year spending, the Governor's revised spending recommendations for the current fiscal year, state agency spending requests for the budget year, and the Governor's spending recommendations for the budget year. The budget recommendations cannot include the expenditure of anticipated income attributable to proposed legislation.

             Revenues and Expenditures. The State General Fund is the largest of the "uncommitted" revenue sources available to the state. It is also the fund to which most general tax receipts are credited. The Legislature may spend State General Fund dollars for any purpose. All revenues coming into the state treasury not specifically authorized by statute or the constitution to be placed in a separate fund are deposited in the State General Fund.

             Fiscal Year 1997. Fiscal year 1997 began with a balance in the General Fund of $379.2 million. Actual revenue for fiscal year 1997 was $3,683.8 million, an increase of 6.8% from the prior fiscal year. Total expenditures were $3,538.1 million, with an increase in property tax relief of 0.3% and for all other expenditures, an increase of 2.5%. The ending balance in the General Fund at the end of fiscal year 1997 was $527.8 million.

             Fiscal Year 1998. The fiscal year 1998 budget included all funding sources of $7.99 billion. The Governor's revised recommendations for fiscal year 1998 total $8.15 billion from all funding sources, mainly due to increased federal funds. The largest single source of fiscal year 1998 receipts is the State General Fund, with 48.1% of the total receipts. Estimated receipts to the State General Fund for fiscal year 1998 are $3,940.3 million as developed by the Consensus Revenue Estimating Group. Individual income taxes account for the largest source of State General Fund revenue, totaling $1.645 billion (41.8%) in fiscal year 1998. The next largest category, sales and use taxes, is projected to generate $1.5 billion (38.1%) for the State General Fund during fiscal year 1998. State General Fund expenditure recommendations for fiscal year 1998 are $3.84 billion, an increase of 8.5%. The Governor recommends that $2.159 billion, or 56.0% of State General Fund expenditures be used for aid to local units of government.

             The Governor's recommendations for receipts and expenditures will provide an ending balance of $595.3 million or 15.5% of expenditures and demand transfers in fiscal year 1998. The large balance at the end of fiscal year 1998 contains $30.9 million of the one-time $66.6 million corporate tax payment to pay, in fiscal year 1999, for acceleration of the income tax rate equality provisions previously approved by the 1997 Legislature.

             For fiscal year 1998, the budget recommendations produce receipts in excess of expenditures of $67.1 million after the transfer out of $35.7 million to the Budget Stabilization Fund for one-time expenditures to be made in fiscal year 1999.

             Fiscal Year 1999. For fiscal year 1999, the Governor recommends a budget from all funding sources of $8.55 billion, with a State General Fund recommendation of expenditures of $4.08 billion. Of this total, 27.4% is for the operation of state agencies; 57.6% will be distributed to local governments; 12.6% will go toward provision of assistance, grants, and benefits to Kansas citizens; and 2.4% will be used for capital improvements. The budget provides $148.3 million from the State General Fund to offset property tax cuts. All funding sources increases also include over $50.0 million from federal funds, a $34.5 million increase in KPERS contributions, and $27.5 million for the Comprehensive Highway Program.

             Total receipts of $4,017.5 million are estimated for fiscal year 1999. This represents an increase of $143.8 million, or 3.7%, when compared to fiscal year 1998 adjusted estimates. Continued growth in the income tax, retail sales tax, and compensating use tax account for the majority of the increase. Revenues are expected to decrease by 0.6% for fiscal year 1999 and expenditures will increase by 6.4%. Expenditures exceed receipts by $202.7 million due largely to the Governor's $178.5 million tax reduction package and increased spending for education.

             The recommendations for fiscal year 1999 result in an ending balance of $392.5 million and 9.6% of total budgeted expenditures. Budgeting a larger than 7.5% ending balance for fiscal year 1999 is necessary to provide adequate resources to maintain an approximate 7.5% ending balance in fiscal year 2000.

             Debt Administration and Limitation. The State of Kansas finances a portion of its capital expenditures with various debt instruments. Of capital expenditures that are debt-financed, revenue bonds and loans from the Pooled Money Investment Board finance most capital improvements for buildings, and "master lease" and "third-party" financing pay for most capital equipment. The Kansas Constitution makes provision for the issuance of general obligation bonds subject to certain restrictions; however, no bonds have been issued under this provision for many years. No other provision of the Constitution or state statute limits the amount of debt that can be issued. As of June 30, 1997, the state had authorized but unissued debt of $155,015,000.

             Although the state has no General Obligation debt rating, it seeks an underlying rating on specific issues of at least "AA-" from S&P and "A1" from Moody's. In October 1997, S&P assigned an issuer credit rating of AA+ to Kansas. S&P credit rating reflects the state's credit quality in the absence of general obligation debt. The underlying ratings for the most recently issued revenue bonds were A1 and AA- from Moody's and Fitch, respectively. The ratings for the most recently issued fixed rate bonds issued by the Kansas Department of Transportation were "Aa" and "AA" from Moody's and S&P, respectively.

             The Kansas Department of Transportation issues debt to finance highway projects. The Comprehensive Highway Program began during fiscal year 1989. The 20-year bonds will be retired with motor fuel taxes, motor vehicle registration fees, retail sales and compensating use taxes, and accrued interest. During fiscal years 1995 and 1996, the state sold bonds totaling approximately $167.1 million and $61.1 million, respectively. Of the fiscal year 1995 amount, $140.0 million was issued for the Comprehensive Highway Program.

             Other State of Kansas debt is issued by the Kansas Development Finance Authority (KDFA), an independent instrumentality of the state which was created in 1987 for this purpose. Proceeds from debt financing by KDFA for capital improvements are used for prison construction, acquisition and renovation of office space, energy conservation improvements, university facility construction and renovation, and projects for local governments.

             Consistent with the Governor's recommendation that revenue bonds be issued to address the capital needs of the universities, the 1996 Legislature approved the Crumbling Classroom initiative. Based on concerns for the aging buildings on the state's campuses, bonds have been issued to address a wide variety of rehabilitation and repair projects at the universities. With estimated interest earnings, the total project costs would be approximately $171.9 million, $8.35 million higher than originally anticipated. Debt service over the 15-year period will total $228.4 million, with each year's debt service payment over the next 15 years totaling $15 million. No project paid with bond proceeds will have a life-expectancy of less than 20 years, so as to "keep ahead" of the bonded indebtedness. Revenues from the Educational Building Fund have been appropriated through fiscal year 2000 to pay debt service. In November 1996, the first series of bonds totaling $50.0 million were issued to provide an initial flow of cash to start the projects. In October 1997, a second series of $110.3 million were issued.

             Bonds totaling $4.4 million were issued by KDFA in November 1990 to begin Energy Conservation Improvements Program authorized by the 1990 Legislature. The bonds are retired by utility cost savings from the energy conservation improvements undertaken. Projects financed with the bond proceeds consist of improvements at many of the state universities, the Department of Administration, the Department of Social and Rehabilitation Services, the Highway Patrol, and the Department of Corrections. Besides the initial $4.4 million of bonds issued, further bond series issued were $3.6 million in 1992, $4.37 million in 1994 and $7.839 million in 1996. To date, $25.8 million in bonds have been issued by the Kansas Development Finance Authority for these projects.

             In fiscal year 1998, KDFA issued $5.6 million in bonds to finance the replacement of site utilities at the El Dorado Correctional Facility Site Utilities Project. The original installation of heat insulation around the steamlines has failed, allowing heat to escape and damage other utilities. The Office of the Attorney General has filed litigation against the contractor, manufacturer, and project architect to recover the costs of the replacement. All cost recoveries will be used to finance the debt service payments. The first payment begins in fiscal year 1999, and the Governor recommends $78,000 from the State General Fund for this purpose.

Factors Affecting Minnesota Funds

             General Economic Conditions. Diversity and a significant natural resource base are two important characteristics of the Minnesota economy. Generally, the structure of the State's economy parallels the structure of the United States economy as a whole.

             In November 1997, the state's unemployment rate, on a seasonally adjusted basis, was 2.8%, down 1.2 percentage points from the 4.0% observed one year earlier. That unemployment rate was well below the national rate of 4.6%. Payroll employment in Minnesota grew by 53,000 jobs during the 1997 fiscal year. Employment in fiscal year 1997 grew by 2.2%, the same rate as the U.S. average. At present, the state's most serious economic challenge is ensuring there will be sufficient workers to fill the jobs currently being generated.

             Personal income in Minnesota is now estimated to have grown at a 6.6% annual rate during fiscal year 1997, well above the national average of 5.3%. Wage growth was strong, but as in neighboring Midwestern states, all of whom also had strong growth in personal income, the agricultural sector was a major contributor. Prices were higher than average, yields were strong, and federal farm program payments under the 1996 farm bill were much larger than they would have been under the previous program.

             Personal income in Minnesota is forecast to grow by 5.0% during the 1998 fiscal year, slightly below the average rate forecast for the nation. Payroll employment is expected to grow at a 2.1% annual rate, consistent with the national average. Wage and salary income growth, however, is projected to lag the national average rate as states outside the Midwest also begin to feel labor market pressures and part-time workers elsewhere increase their hours to, or beyond, the levels they desire. Farm income in the 1998 fiscal year is also forecast to be down from the high levels reported during fiscal year 1997 since commodity prices have returned to more normal levels.

             Revenue and Expenditures. The State relies heavily on a progressive individual income tax and a retail sales tax for revenue, which results in a fiscal system that is sensitive to economic conditions. Frequently in recent years, legislation has been required to eliminate projected budget deficits by raising additional revenue, reducing expenditures, including aids to political subdivisions and higher education, reducing the State's budget reserve, imposing a sales tax on purchases by local governmental units, and making other budgetary adjustments.

             During fiscal year 1997, the total fund balance, on a GAAP basis, for the General Fund increased by $66.9 million to $1.486 billion. At June 30, 1997, the unreserved, undesignated portion of the fund balance reflected a positive balance of $642.3 million, after providing for a $583.5 million budgetary reserve. This compares with a $491.9 million unreserved, undesignated fund balance at the end of fiscal year 1996 with a $570 million budgetary reserve. On a budgetary basis, the June 30, 1997, unrestricted (undesignated) fund balance for the General Fund was $812.7 million, compared with a balance of $506 million at the end of 1996.

             General Fund revenues and transfers-in totaled $10.412 billion for fiscal year 1997, up 8% from those for fiscal year 1996. General Fund expenditures and transfers-out for the year totaled $9.926 billion, an increase of 3% from the previous year. Of this amount, $6.917 billion (70%) is in the form of grants and subsidies to local governments, individuals and non-profit organizations.

             The Minnesota Department of Finance November 1997 Forecast has projected that, under current laws, the State will complete its current biennium June 30, 1999 with a $453 million surplus, plus a $350 million cash flow account balance, a $522 million budget reserve and $93 million in other dedicated accounts. Revenues for the 1998-99 biennium are forecast at $21.045 billion. Total General Fund expenditures and transfers for the biennium are projected to be $20.7 billion. The forecast balance for the General Fund is $1.36 billion for the 1998-99 biennium.

             The State is party to a variety of civil actions that could adversely affect the State's General Fund. In addition, substantial portions of State and local revenues are derived from federal expenditures, and reductions in federal aid to the State and its political subdivisions and other federal spending cuts may have substantial adverse effects on the economic and fiscal condition of the State and its local governmental units. Risks are inherent in making revenue and expenditure forecasts. Economic or fiscal conditions less favorable than those reflected in State budget forecasts and planning estimates may create additional budgetary pressures.

             State grants and aids represent a large percentage of the total revenues of cities, towns, counties and school districts in Minnesota, but generally the State has no obligation to make payments on local obligations in the event of a default. Even with respect to revenue obligations, no assurance can be given that economic or other fiscal difficulties and the resultant impact on State and local government finances will not adversely affect the ability of the respective obligors to make timely payment of the principal and interest on Minnesota Tax Exempt Obligations that are held by a Fund or the value or marketability of such obligations.

             Recent Minnesota tax legislation and possible future changes in federal and State income tax laws, including rate reductions, could adversely affect the value and marketability of Minnesota Municipal Tax Exempt Obligations that are held by a Fund. See "Minnesota State Taxation" in the Prospectus.

             The state issued $170.0 million of new general obligation bonds, and $172.1 million of general obligation bonds were redeemed during 1997, leaving an outstanding balance of $2.2 billion.

             The most recent ratings applicable to General Obligation bonds issued by the State of Minnesota are as follows: "Aaa" by Moody's, "AAA" by S&P and "AAA" by Fitch.

Factors Affecting Missouri Fund

             General Economic Conditions. Missouri was organized as a territory in 1812 and was admitted to the Union as the 24th state on August 10, 1821. The State ranks 19th in size with a total area of approximately 69,697 square miles. Missouri is a central mid-western state located near the geographic center of the United States. Bordered by Iowa on the north, Arkansas on the south, Illinois, Kentucky and Tennessee across the Mississippi River on the east, and Nebraska, Kansas and Oklahoma on the west, Missouri is one of only two states which shares it boundaries with as many as eight states.

             As a major manufacturing, financial, and agricultural state, Missouri's economic health is tied closely to that of the nation. The economic outlook is for continued improvement in fiscal year 1998. Missouri's personal income, which directly impacts individual income tax and sales tax, rose at a 5.9% rate during fiscal year 1997. The Missouri economy has produced exceptional job growth over the past three years. Missouri's employment stood at 2.8 million as of November 1997, an increase of over 317,000 since January of 1993. At the end of November 1997, the state unemployment rate was 3.5% which compares favorably to the national unemployment rate of 4.3%.

             Budgetary Process. Annually, all State agencies submit budget requests for the following appropriation year to the Division of Budget and Planning of the Office of Administration. The Division Budget and Planning prepares the Executive Budget and an estimate of general revenues. The Executive Budget contains the budget amount which is recommended and submitted to the General Assembly by the Governor within thirty days after the General Assembly convenes in each regular session.

             The General Assembly appropriates money after consideration of both the Executive Budget and the revenue estimate. The legislative appropriations are subject to the Governor's approval or veto, except for the funding of public debt and public education which the Governor is prohibited by the Constitution of Missouri from vetoing. The Governor may control the rate at which an appropriation is expended by allotment or other means and may limit the expenditures for any State agencies below their appropriations, whenever actual revenues are less than the revenue estimated upon which the appropriations were based. The Governor has line-item veto power, except for appropriations for public debt and public education.

             Revenues and Expenditures. Balancing Missouri's budget in fiscal year 1997 was achieved through sound financial management. The growing economy produced general revenues that were better than projected. The Governor and General Assembly adopted a conservative State budget meeting mandated expenditure increases and providing limited funding for new and expanded program. In future years, Missouri will focus on controlling the growth of mandatory programs though welfare reform, managed care, and cost-effective alternatives. Major funding priorities include education, corrections, economic development, mental health, children's services, and repairs and upgrades to existing state facilities.

             The State of Missouri completed fiscal year 1997 in sound financial condition due to strong revenue collections and efficient management of State programs. Net general revenue collections increased over fiscal year 1996 due to a strong national and state economy. Expenditures were lower than anticipated in fiscal year 1997 as prudent state agency managers did not use all available spending authority. General revenue collections in fiscal year 1997 were $5,843.4 million, 7.4% above fiscal year 1996 collections. General Revenue expenditures in fiscal year 1997 for the operating budget were $5,926.1 million. The fiscal year 1998 budget is conservatively based upon general revenue collections of $6,029.6 million.

             Final calculations made pursuant to Article X of the Missouri Constitution show that total state revenues for Fiscal Year 1997 exceeded the total state revenue limit by $318.8 million. Therefore, in accordance with
Article X, the entire amount of excess revenues will be refunded to Missouri income taxpayers in calendar year 1998. The Office of Administration projects that total state revenues will exceed the total state revenue limit by approximately $125 million in Fiscal Year 1998.

             The State ended fiscal year 1997 with an ending balance (surplus) of $49.5 million for the General Revenue Fund. An appropriation of $86.55 million was transferred to the Budget Stabilization Fund to bring that Fund to 2.5% of net general revenue collections. The ending General Fund balance for fiscal year 1998 is projected at $172.4 million.

             Federal court-ordered payments for the St. Louis and Kansas City desegregation plans were $254.9 million in fiscal year 1997 which is about 3.9% of the State's general revenue budget. The estimate for fiscal year 1998 is $255.9 million. Desegregation expenditures, court orders, and other developments are continually monitored to provide the best possible anticipation and forecast of future costs.

             Debt Administration and Limitation. Pursuant to the Missouri State Constitution, the General Assembly may issue general obligation bonds solely for the purpose of (1) refunding outstanding bonds; or, (2) upon the recommendation of the Governor, for a temporary liability by reason of unforeseen emergency or of deficiency in revenue in an amount not to exceed $1 million for any one year and to be paid in not more than five years or as otherwise specifically provided. When the liability exceeds $1 million, the General Assembly, or the people by initiative, may submit the proposition to incur indebtedness to the voters of the State, and the bonds may be issued if approved by a majority of those voting. Before any bonds so authorized are issued, the General Assembly shall make adequate provisions for the payment of the principal and interest and shall provide for an annual tax on all taxable property in an amount sufficient for that purpose.

             Missouri voters have approved constitutional amendments providing for the issuance of general obligation bonds used for a number of purposes. The amount of general obligation debt that can be issued by the State is limited to the amount approved by popular vote plus the amount of $1 million. Total general obligation bonds issued as of November 30, 1997, was $1,147.4 million of which $979.4 was outstanding. As of November 30, 1997, total revenue bonds issued was $148.5 million with $114.68 million outstanding. Total state indebtedness as of November 30, 1997, was $1,624,746,207 with $1,289,911,009 outstanding.

             As of January 1, 1998, $194,465,000 principal remains outstanding of the $200,000,000 issued fourth state building bonds (approved in August
1994); and $128,590,000 principal remains outstanding of the $439,494,240 issued water pollution control bonds (both amounts excluding refunding issuances). With the final $75 million issuance on December 1, 1987, all $600 million in third state building bonds authorized by Missouri voters in 1982 were issued. With the final issuance in fiscal year 1998, Missouri will have issued all $250 million in fourth state building bonds authorized by Missouri voters.

             In fiscal year 1997, Missouri invested a total of $276.5 million in its capital assets with appropriations for maintenance and construction projects throughout the State. Appropriations for fiscal year 1998 are estimated at $237.6 million. Capital improvements of $192.5 million are recommended for fiscal years 1998-99 biennial budget. Of this amount, $20.8 million is for vital maintenance and repairs to state-owned facilities to initiate the voter-approved maintenance funding mechanism. Also included is $171.8 million for planning, major renovation, new construction, land acquisition, and other improvements. Amounts are designated to prison construction, projects at elementary and secondary education institutions, and facilities for veterans.

             The State's general obligation bond issues received triple "A" ratings from Moody's, S&P, and Fitch.


Factors Affecting Montana Fund
         General Economic Conditions. Montana's growth rate in the 1990s has steadily converged on its predicted long-term sustainable rate of 2% per year. This growth is expected to continue for the next 10 years.

         Agriculture continues to be Montana's largest basic industry. It accounts for over 30% of the state's employment, labor income and gross sales. Approximately 60 million of the state's 93 million acres are used for farming and ranching. Montana agriculture generates about $2 billion in cash receipts. Total revenues have remained constant for approximately 40 years, but the mix of revenues has changed. Livestock prices rebounded dramatically in 1997 which may reflect a bottoming of the current cattle cycle. If so, Montana should see continued strength in cattle prices over the next few years. Wheat prices have been above average for the last few years due, in part, to relatively low prices elsewhere in the U.S. and around the world.

         Much of Montana's manufacturing industry is tied to the state's natural resources. The state's manufacturing sector produces more than $5 billion in output annually and employs 30,000 workers earning $870 million in annual labor income in 1997. The largest component, wood, paper and furniture products manufacuting, is based primarily on Montana's timber resource and contributes approximately 40% of the state's manufacturing labor income and 37% of employment. In late 1997, due to Asian activity, three small to medium sawmills announced closures due to reduced timber availability and large swings in lumber prices. Overall, with growing global demand, the long-term outlook for Montana's wood and paper products industry is positive. The overall outlook for manufacturing is stability. A major addition in 1998, the Advanced Silicon plant in Silverbow County, will employ several hundred workers by the end of 1999.

         Personal income increased by 4.2% in 1997 which is nearly twice the inflation rate of 2.3%. Montana's non-farm wage and salary jobs increased by 8,000 in 1998. The job market is expected to increase at a rate of 9,400 jobs per year until 2006. Most job growth is projected to be in the services-producing segment of the economy.

         Although Montana's population continues to increase, the annual growth rate has begun a projected slow down. The 1997 population, estimated to be 879,000, reflects an increase of 80,000 or 10.01% since 1990.

         Budgetary Process. Montana prepares two annual budgets biennially in the odd-numbered years when the legislature meets. The constitution requires that legislative appropriations not exceed availalbe revenues. The legislature only utilizes revenue estimates in the budgetary process to establish appropriation levels. Expenditures may not legally exceed budgeted appropriations. In addition, the State Constitution prohibits borrowing to cover deficits incurred because appropriations exceed anticipated revenues. State law requires an appropriation for disbursements from the General, Special Revenue and Capital Projects Funds, except for those State Special Revenue Funds which receive donations. Budgets may be established in other funds for administrative purposes.

         Appropriations may not be increased by ammendment in the General Fund. However, a department, institution or agency of the executive branch desiring authorization to make expenditures from the General Fund during the first fiscal year of the biennium from appropriations for the second fiscal year of the biennium may apply for authorization from the Government through the budget director. In the second year of the biennium, during the legislative session, the legislative may authorize supplement appropriations. During the 1997 legislative session, the legislature appropriated $14.2 million general fund and $.93 million in special revenue supplemental appropriations for fiscal year 1997.

         Revenues and Expenditures. Revenue sources for general governmental functions, which include the General, Special Revenue, Debt Service, and Capital Projects Funds, increased 7.5% from fiscal year 1997 to fiscal year 1998. Total revenues were $2.34 billion. Total expenditures for all general govermental functions increased 7.6% from fiscal year 1997 to 1998. Total expenditures were $2.36 billion.

         Total General Fund revenues for fiscal year 1998 were estimated at $1.047 billion. Approximately $387 million of this amount was from the individual income tax. General appropriations for fiscal year 1998 were estimated at $979.7 million. The unreserved, undesignated fund balance of the General Fund increased from $30.315 million at June 30, 1997, to $44.309 million at June 30, 1998. This represents an increase of 46.16%. The Executive Budget projects an estimated ending fiscal year 1999 general fund balance of approximately $38.6 million. During the 2001 biennium the projected ending balance in the General Fund could be over $62 million due to reveneues from the tobacco settlement.

         The Governor's Budget Office estimates that current law revenues will increase from $1,959.3 million in the 1997 biennium to $2,132.7 million for the 1999 biennium, or by $173.4 million. Much of the estimated increase is due to increased revenues from the 101 mills state property tax levy and the property reappraisal.

         Debt Administration. State debt may be authorized either by a two-thirds vote of the members of each house of the legislature or by a favorable vote of a majority of the State's electors voting. There is no constitutional limit on the amount of debt that may be incurred by the State. The Montana Constitution does, however, prohibit the incurring of debt to cover deficits caused by appropriations exceeding anticipated revenue. General obligation debt increased from $96.62 million at June 30, 1997, to $187.005 million at June 30, 1998. Total Special Revenue debt as of June 30, 1997 was $166.83 million.

         Montana receives general obligation bond ratings of Aa3 from Moody's Investors Service and AA-from Standard & Poor's Corporation.

Factors Affecting New Mexico Fund

             General Economic Conditions. The State of New Mexico, admitted as the forty-seventh state on January 6, 1912, is the fifth largest state, containing approximately 121,593 square miles. The State's climate is characterized by sunshine and warm bright skies in both winter and summer. New Mexico has a semiarid subtropical climate with light precipitation. At the time of the official 1990 United States Census, the State's population was 1,515,069. As of July 1, 1997, the population had increased to 1,729,751, or 13.8% since 1990.

             Major industries in the State are energy resources, tourism, services, construction, trade, agriculture-agribusiness, government, manufacturing, and mining. In 1995, the value of energy resources production (crude petroleum, natural gas, uranium, and coal) was approximately $4.9 billion with an increase showing for 1996. From 1995-96, the value of construction contracts increased 4.9% to $2.2 billion. Natural gas prices are expected to decline to $1.48 per mcf in fiscal year 1999 as significant new sources of supply are bought on line in Canada and the deep water Gulf of Mexico. Gas sale prices were $1.68 per mcf in fiscal year 1997 and are estimated to have remained unchanged as of December 1997. Crude oil prices will decline in fiscal year 1998 to $17.60 per barrel compared to $21.04 in fiscal year 1997. Oil prices are expected to continue downward. Major federally funded scientific research facilities at Los Alamos, Albuquerque and White Sands are also a notable part of the State's economy.

             The State has a thriving tourist industry which has slowed since 1995. In 1996, there were approximately 2.18 million visits to national parks and about 5.0 million visits to State parks, in the State. According to the New Mexico Department of Labor, the State's tourist industry generated about $2.1 billion in revenue and more than 66,000 jobs. Total gross receipts for hotels and other lodging places increased 3.4% in 1996, compared with a 1.4% decrease in 1995. Yet, visits to New Mexico's national parks and monuments, affected partly by federal government shutdowns in the fall and winter, dropped 3.1% in 1996. One of the State's most famous attractions is Carlsbad Cavern, which was made a national monument in 1923 and designated a national park in 1930.

             Agriculture is a major part of the State's economy, producing $1.468 billion in 1996. This was a 3.8% increase from 1995. As a high, relatively dry region with extensive grasslands, the State is ideal for raising cattle, sheep, and other livestock. Because of irrigation and a variety of climatic conditions, the State's farmers are able to produce a diverse assortment of quality products. The State's farmers are major producers of alfalfa hay, wheat, chile peppers, cotton, fruits and pecans. Agricultural businesses include chile canneries, wineries, alfalfa pellets, chemical and fertilizer plants, farm machinery, feed lots, and commercial slaughter plants.

             Budgetary Process. The State's government consists of the three branches characteristic of the American political system: executive, legislative and judicial. The executive branch is headed by the Governor who is elected for a four-year term and may succeed him(her)self in office once. Following a reorganization plan implemented in 1978 to reduce and consolidate some 390 agencies, boards and commissions, the primary functions of the executive branch are now carried out by sixteen cabinet departments, each headed by a cabinet secretary appointed by the Governor.

             The Board, in addition to other powers and duties provided by law, has general supervisory authority over the fiscal affairs of the State and over the safekeeping and depositing of all money and securities belonging to, or in the custody of, the State. The Board has seven members consisting of the Governor, the Lieutenant Governor, the Treasurer and four members appointed by the Governor with the advice and consent of the Senate; no more than two such appointed members may be from the same political party.

             The Department of Finance and Administration, created in 1957 as part of governmental reorganization measures of that year, is the principal financial organization of State government and performs through its divisions the duties and functions relating to State and local government financing and general administration. On July 1, 1983, the Department of Finance and Administration was reorganized into the DFA, which retained the prior name and handles the State's financial functions, and the General Services Department, which now handles the administrative functions. The executive and administrative head of the DFA is the Secretary, who is appointed by the Governor with the advice and consent of the Senate, and who also serves as Executive Officer of the Board. In 1983, a Board of Finance Division was created in the DFA, to staff and coordinate the functions of the Board.

             The Legislature convenes in regular session annually on the third Tuesday in January. Regular sessions are constitutionally limited in length to sixty calendar days in odd-numbered years and thirty calendar days in even-numbered years. In addition, special sessions of the Legislature may be convened by the Governor under certain limited circumstances.

             All State agencies are required to submit their budget requests to the Budget Division of the DFA by September 1 of each year. Budget hearings are scheduled for the purpose of examining the merits of budget requests through the fall and are usually completed by the middle of December. Statutes require the Budget Division to present comprehensive budget recommendations to the Governor annually by January 2.

             By statute, the Governor is required to submit a budget for the upcoming fiscal year to the Legislature by the 25th legislative day. The State budget is contained in a General Appropriation Bill which is first referred to the House Appropriations and Finance Committee for consideration. The General Appropriation Act may also contain proposals for supplemental and deficiency appropriations for the current fiscal year. The Senate and the Senate Finance Committee consider the General Appropriation Act after its approval by the House of Representatives. Upon Senate passage, the Governor may sign the General Appropriation Act, veto it, veto line items or veto parts of it. After the Governor has signed the General Appropriation Act, the Budget Division of the DFA approves the agency budgets and monitors the expenditure of the funds beginning on July 1, the fist day of the fiscal year.

             Revenues and Expenditures. The State derives the bulk of its recurring General Fund revenues from five major sources: general and selective sales taxes, income taxes, the emergency school tax on oil and gas production, rents and royalties from State and federal land, and interest earnings from its two Permanent Funds. Effective July 1, 1981, the Legislature abolished all property taxes for State operating purposes.

             Fiscal Year 1996-1997. For the Fiscal Year ending June 30, 1997, recurring revenue totaled $2.964 billion, an increase of 5.5% over the previous fiscal year. Total General Fund Revenue was $3.033 billion, up 10% from fiscal year 1996. In general, weakness in broad-based taxes was offset by strength in revenue related to the production of natural gas and crude oil.

             Preliminary results for fiscal year 1998 show recurring appropriations at $2.999 billion, up 4.7% from the previous fiscal year. Nonrecurring appropriations for fiscal year 1997 were $85.2 million, and are estimated at $4.4 million for fiscal year 1998. The net transfer necessary from the operating reserve was $15.2 million and is within the $30 million transfer authority authorized by the 1996 legislature.

             The 1996 legislature also established the risk reserve fund within the general fund. General fund balances including the risk reserve fund are projected to total $231.6 million. Without the risk reserve, balances would be $95.4 million. The fiscal year 1997 balance in the operating reserve was $80.8 million, or only 2.7% of fiscal year 1997 total revenue.

             Disaster allotments from the appropriation contingency fund totaled $5.1 million, and the ending balance in the appropriation contingency fund is $9.4 million.

             Fiscal Year 1997-1998. General Fund recurring revenue is projected to reach $3.08 billion in fiscal year 1998, a 4.0% increase over fiscal year 1997. When nonrecurring revenue is included, total General Fund receipts will reach $3.13 billion of recurring revenue and $3.14 billion total revenue, increases of 1.5% and 0.3%, respectively. Current and projected growth in recurring revenue is slow when compared to the 1993 and 1995 period. Slow growth is largely attributable to declines in severance-related taxes and declines in revenue from rents and royalties. Lower natural gas and oil prices are responsible for stagnation in severance-related taxes which are expected to grow only 0.9% in fiscal year 1998 and decline by 13.7% in fiscal year 1999. Gross receipts taxes will grow in fiscal year 1998 by 5.0% and income taxes will increase by 7.4%. The growth in income taxes is augmented by increased capital gains realizations due to new federal legislation. Nonrecurring revenue will decline 37.5% in fiscal year 1998 and an additional 79.1% in fiscal year 1999. Fiscal year 1997 nonrecurring revenue was attributable to new estimated payments required for personal income tax purposes. Fiscal year 1998 nonrecurring revenue includes higher than usual reversions in the Medicaid program thanks to significant cost savings.

             Debt Administration. The principal sources of funding for capital projects by the State are surplus general fund balances, general obligation bonds, and Severance Tax Bonds. The 1994 Legislature authorized the largest capital program in the State's history, $383 million. The Executive Capital outlay recommendation for the 1998 session totals $265.9 million. These authorizations fund a broad range of State and local capital needs for various public school and higher education acquisitions as well as correction facilities, museum and cultural facilities, health facilities, State building repairs, water rights, wastewater and water systems, State parks, local roads, and senior citizens facilities projects.

             General Obligation Bonds. General obligation bonds of the State are issued and the proceeds thereof appropriated to various purposes pursuant to an act of the Legislature of the State. The State Constitution requires that any law which authorizes general obligation debt of the State shall provide for an annual tax levy sufficient to pay the interest and to provide a sinking fund to pay the principal of the debts. General obligation bonds are general obligations of the State for the payment of which the full faith and credit of the State are pledged. The general obligation bonds are payable from "ad valorem" taxes levied without limit as to rate or amount on all property in the State subject to taxation for State purposes. For the fiscal year ended June 30, 1997, the total amount outstanding on General Obligation Bonds was $247,313,874. Of this amount, $42,018,874 is in interest.

             The State of New Mexico General Obligation Capital Projects Improvements Bonds Series 1997 in the principal amount of $64,825,000 are authorized by the 1996 Capital Projects General Obligation Bond Act (the "Act") passed by the State Legislature in 1996, have been approved by the voters in a statewide election in November 1996 and will be issued pursuant to a resolution of the State Board of Finance. General obligation bond recommendations for fiscal year 1998-99 total $83.3 million. Of this amount, $72.1 million is for public and higher education facilities, and $11.2 million is for statewide projects.

             Severance Tax Bonds. Severance Tax Bonds are not general obligations of the State and the State is prohibited by law from using the proceeds of property taxes as a source of payment of revenue bonds, including Severance Tax Bonds. The State Treasurer keeps separate accounts for all money collected as Severance Taxes, and is directed by State statute to pay Severance Tax Bonds from monies on deposit in the Bonding Fund. For the fiscal year ended June 30, 1997, the total amount outstanding on Severance Tax Bonds was $444,723,257. Of this amount, $58,953,257 is in interest.

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             The Severance Tax Bonds, Series 1995A funds 55 projects for schools, local governments, universities, and State agencies. Total amount of principal and interest due on Series 1995-B and Series 1996-A as of June 30, 1997 is $66,176,318 and $47,067,458, respectively. Total amount of principal and interest outstanding as of June 30, 1997 for the Series 1997-A Refunding Bonds is $68,515,621. The Severance Tax Bond recommendation for the 1998 session totals $140 million. Of this amount, $68.6 million is for public and higher education facilities, $12.7 million is for adult corrections projects and facility purchase and $58.7 million is for other statewide projects.

             Severance taxes have been collected by the State since the adoption of the Severance Tax Act in 1937. Since 1959, certain severance tax receipts and certain other monies determined by the Legislature have been deposited into the Bonding Fund and used, in part, to retire bond issues which have funded a variety of capital improvements in the State. The main minerals extracted from the State which contribute the largest portion of Severance Tax revenues are natural gas, oil and coal. Severance tax collections totaled $181.6 million in fiscal year 1997 and are projected at $183.3 million for 1998.

             Moody's and S&P have assigned the bond ratings of "Aa1" and "AA+," respectively to General Obligation Bonds and "Aa" and "AA," respectively, to the Severance Tax Bonds, Series 1995A.

Factors Affecting New York Fund

             The following information is a brief summary of New York State and New York City factors affecting the Fund and does not purport to be a complete description of such factors. As described above, except during temporary defensive periods, the Fund will invest at least 80% of the value of its net assets in Tax Exempt Obligations, the interest on which is exempt from federal income, New York State and New York City personal income tax (except for New York State and New York City franchise tax on corporations and financial institutions, which is measured by income). Therefore, the financial condition of New York State, its public authorities and local governments could affect the market values and marketability of, and therefore the net asset value per share and the interest income of the Fund, or result in the default of existing obligations, including obligations which may be held by the Fund. Further, New York State and New York City face numerous forms of litigation seeking significant damages which, if awarded, could adversely affect the financial situation of New York State or New York City or issuers located in New York State. It should be noted that the creditworthiness of obligations issued by local issuers (including New York City) may be unrelated to the creditworthiness of New York State, and that there is no obligation on the part of New York State to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by New York State.

             Bond ratings received on New York State's and New York City's general obligation bonds are discussed below. Moody's, S&P and/or Fitch provide an assessment/rating of the creditworthiness of an obligor. The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by the rating service from other sources it considers reliable. Each rating service does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstance. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by any such rating agencies, if in their respective judgments, circumstances so warrant. The ratings are based, in varying degrees, on the following considerations:

             (1) Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

             (2) Nature of, and provisions of, the obligation.

             (3) Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement(s) under the laws of bankruptcy and other laws affecting creditors rights.

             A revision or withdrawal of any such credit rating could have an effect on the market price of the related debt obligations. An explanation of the significance and status of such credit ratings may be obtained from the rating agencies furnishing the same. In addition, a description of Moody's and S&P's bond ratings is set forth in Appendix A.

             The following information provides only a brief summary of the complex factors affecting the financial situation in New York State and New York City, is derived from sources that are generally available to investors and is believed to be accurate. It is based on information drawn from the Annual Information Statement of the State of New York dated August 15, 1997 and an update thereto issued on January 30, 1998, and from other official statements and prospectuses issued by, and other information reported by, the State of New York (the "State"), by its various public bodies (the "Agencies"), and other entities located within the State, including the City of New York (the "City"), in connection with the issuance of their respective securities.

             THE FUND MAKES NO REPRESENTATION OR WARRANTY REGARDING THE COMPLETENESS OR ACCURACY OF SUCH INFORMATION. THE MARKET VALUE OF SHARES OF THE FUND MAY FLUCTUATE DUE TO FACTORS SUCH AS CHANGES IN INTEREST RATES, MATTERS AFFECTING NEW YORK STATE OR NEW YORK CITY, OR FOR OTHER REASONS.

             New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. Travel and tourism constitute an important part of New York's economy. Relative to the nation, the State has a smaller share of manufacturing and construction and a larger share of service-related industries. The State is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected during a recession that is concentrated more in the service-producing sector.

             The State historically has been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic position. Statewide, urban centers have experienced significant changes involving migration of the more affluent to the suburbs and an influx of generally less affluent residents. Regionally, the older Northeast cities have suffered because of the relative success that the South and the West have had in attracting people and business. The City has also had to face greater competition as other major cities have developed financial and business capabilities which make them less dependent on the specialized services traditionally available almost exclusively in the City.

             During the calendar years 1984 through 1991, the State's rate of economic expansion was somewhat slower than that of the nation. In the 1990-91 recession, the economy of the State, and that of the rest of the Northeast, was more heavily damaged than that of the nation as a whole and has been slower to recover. The total employment growth rate in the State has been below the national average since 1984. The unemployment rate in the State dipped below the national rate in the second half of 1981 and remained lower until 1991; since then, it has been higher.

             The State has had the second highest combined state and local tax burden in the United States which has contributed to the decisions of some businesses and individuals to relocate outside, or not locate within, the State. However, the State's 1995-96 budget reflected significant actions to reduce the burden of State taxation, including adoption of a 3-year, 20 percent reduction in the State's personal income tax. Since 1995, New York has led the nation in tax cuts, and in 1997, New Yorkers saved $6 billion in tax cuts. Annual savings are intended to grow to $12 billion by 2001-02. When measured as a percentage of personal income, state-imposed taxes in New York should be below the national median in 1998. The budget for fiscal year 1998-99 proposes an additional $700 million in tax reductions.

             The State Financial Plan is based on a projection by State's Division of the Budget ("DOB") of national and State economic activity. The national economy began the current expansion in 1991, however, the recession lasted longer in the State and the State's economic recovery has lagged behind the nation's. In the last few years, New York has shown signs of economic resurgence. New York has gone from last in the nation in percentage of private sector employment growth to a level that is on par with the national average, gaining 250,000 private sector jobs since December 1994. Overall employment growth was close to 1.4% for 1997. National employment growth in 1997 was estimated at 2.3%. The New York economy in 1998 is expected to grow at about the same rate as in 1997. Personal income is expected to increase 5.4% in 1997, 4.7% in 1998 and 4.4% in 1999.

             1997-98 Fiscal Year. The State's current fiscal year commenced on April 1, 1997, and ends on March 31, 1998 (the "1997-98 fiscal year"). Prior to adoption of the budget, the Legislature enacted appropriations for disbursements considered to be necessary for State operations and other purposes, including all necessary appropriations for debt service. The State Financial Plan for the 1997-98 fiscal year is based on the State's budget as enacted by the legislature and signed into law by the Governor.

             The 1997-98 General Fund Financial Plan continues to be balanced, with a projected surplus of $1.83 billion. This will be the third consecutive budget surplus generated by the Governor's administration. Of this amount, $700 million is being used to finance one-time costs related to an extra 27th payroll and 53rd Medicaid cycle ($282 million) due to the cyclical timing of these payments and to provide "hard-dollar" financing for capital projects of the Community Enhancement Facilities Assistance Program which were previously anticipated to be supported with bond proceeds Proposed tax cut accelerations account for the use of another $685 million of the surplus. Of the remainder, $365 million is being used to finance 1998-99 Executive Budget recommendations, and $68 million is being deposited into the Tax Stabilization Reserve Fund (the State's "rainy day" fund) as provided by the Constitution. This is the third consecutive extraordinary deposit in the rainy day fund and increases the size of that fund to $400 million by the end of 1997-98, the highest balance ever achieved.

             The surplus results primarily from growth in projected receipts. As compared to the enacted budget, revenues increased by $1.28 billion, while disbursements increased by only $565 million. These changes from Mid-Year Financial Plan projections reflect actual results through December 1997 as well as modified economic and caseload projections for the balance of the fiscal year.

             The General Fund is projected to be balanced on a cash basis for the 1997-98 fiscal year. Total receipts and transfers from other funds are projected to be $35.197 billion, an increase of $216 billion from total receipts in the prior fiscal year. Total General Fund disbursements and transfers to other funds are projected to be $35.165 billion, an increase of $2.26 billion from the total amount disbursed in the prior fiscal year.

             The General Fund closing balance is expected to be $465 million at the end of 1997-98. Of this amount, $400 million will be on deposit in the Tax Stabilization Reserve Fund (TSRF), while another $65 million will be on deposit in the Contingency Reserve Fund (CRF) after a $24 million deposit in 1997-98. The TSRF had an opening balance of $317 million to be supplemented by a required payment of $15 million and an extraordinary maximum deposit of $68 million from surplus 1997-98 monies.

             In recent years, State actions affecting the level of receipts and disbursements, as well as the relative strength of the State and regional economy, actions of the Federal government and other factors, have created structural gaps for the State. These gaps resulted from a significant disparity between recurring revenues and the costs of maintaining or increasing the level of support for State programs. As noted, the 1997-98 enacted budget combines significant tax and program reductions which will, in the current and future years, lower both the recurring receipts base (before the effect of any economic stimulus from such tax reductions) and the historical annual growth in State program spending. Notwithstanding these changes, the State can expect to continue to confront structural deficits in future years.

             One major uncertainty to the 1997-98 State Financial Plan continues to be risks related to the economy and tax collections, which could produce either favorable or unfavorable variances during the balance of the year. It is possible that recent changes could produce slower economic growth and a deterioration in State receipts. An additional risk to the 1997-98 State Financial Plan arises from the potential impact of certain litigation now pending against the State, which could produce adverse effects on the State's projections of receipts and disbursements.

             General Fund receipts in 1998-99 will reflect the initial phases of the STAR property tax reduction program as well as the continuing impact of other 1997 and earlier tax reduction accomplishments. In addition, the 1998-99 budget reflects several tax reduction proposals that will reduce receipts available to the General Fund by about $700 million during the fiscal year. Recurring growth in the State General Fund tax base is projected to be nearly 6% during 1998-99. That growth rate is lower than that achieved in 1996-97 or currently estimated for 1997-98 and roughly equivalent to the rate experienced in 1995-96. Total General Fund receipts for 1998-99 are projected at $36.22 billion, an increase of more than $1 billion from the revised 1997-98 estimate. The largest source of receipts is the sales and use tax which accounts for nearly 80% of projected receipts.

             Total General Fund spending in the 1998-99 Executive Budget is projected to increase $1.02 billion or 2.89% from the current year. The average annual increase since 1994-95 is 1.85%. This rate is below the rate of inflation and much lower than the average annual increase of 5.4% prior to 1994-95. Education's recommended share of General Fund spending is 30% in 1998-99 and criminal justice spending is 6.5%. Medicaid and welfare spending growth has been reduced, reflecting Medicaid and welfare reforms implemented since 1995.

             The 1998-99 Financial Plan includes approximately $62 million in non-recurring resources, the lowest projected level ever recorded. In fiscal years 1986-87 through 1994-95, the average annual level of one-timers was approximately $819 million.

             The projected 1998-99 closing fund balance of $500 million in the General Fund is composed of monies available in the TSRF and the CRF. An additional deposit of $35 million will supplement the $65 million balance in the CRF, increasing that amount available for possible litigation risks to $100 million in 1998-99.

             To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and under the State Constitution, the Governor is required to propose a balanced budget each year. To correct recurring budgetary imbalances, the State would need to take significant actions to align recurring receipts and disbursement in future fiscal years. There can be no assurance, however that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years.

             The economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the Federal government, that are not under the control of the state. Changes, depending upon their precise character and timing, and upon taxpayer response, could produce either revenue gains or losses during the balance of the State's fiscal year. Uncertainties with respect to both the economy and potential decisions at the Federal level add further pressure on future budget balance in New York State. Specific budget proposals being discussed at the Federal level but not included in the State's current economic forecast would (if enacted) have a disproportionately negative impact on the longer-term outlook for the State's economy as compared to other states. Because of the uncertainty and unpredictability of these potential changes, their impact is not included in the assumptions underlying the State's projections.

             The 1997-98 and 1998-99 State Financial Plans are based upon forecasts by the DOB of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. Many uncertainties exist in forecasts of both the national and State economies, including consumer attitudes toward spending, the extent of corporate and governmental restructuring, Federal fiscal and monetary policies, the level of interest rates, and the condition of the world economy, which could have an adverse effect on the State. There can be no assurances that the State economy will not experience results in the current fiscal year that are worse than predicted, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

             Projections of total State receipts in the State Financial Plan are based on the State tax structure in effect during the fiscal year and on assumptions relating to basic economic factors and their historical relationships to State tax receipts. Projections of total State disbursements are based on assumptions relating to economic and demographic factors, levels of disbursements for various services provided by local governments (where the cost is partially reimbursed by the State), and the results of various administrative and statutory mechanisms in controlling disbursements for State operations. Factors that may affect the level of disbursements in the fiscal year include uncertainties relating to the economy of the nation and the State, the policies of the Federal government, and changes in the demand for and use of State services. There can be no assurance that the State's projections for tax and other receipts for the 1997-98 fiscal year and 1998-99 fiscal year are not overstated and will not be revised downward, or that disbursements will not be in excess of the amounts projected. Such variances could adversely affect the State's cash flow during the 1997-98 fiscal year or subsequent fiscal years, as well as the State's ability to achieve a balanced budget on a cash basis for such fiscal year or subsequent fiscal years.

             The DOB believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable. Projections and estimates of receipts from taxes have been subject to variance in recent fiscal years. The personal income tax, the sales tax, and the corporation franchise tax have been particularly subject to overestimation as a result of several factors, most recently the significant slowdown in the national and regional economies and uncertainties in taxpayer behavior as a result of actual and proposed changes in Federal tax laws. As a result of the foregoing uncertainties and other factors, actual results could differ materially and adversely from the projections discussed herein, and those projections may be changed materially and adversely from time to time.

             In the past, the State has taken management actions and made use of internal sources to address cash flow needs and State Financial Plan shortfall, and DOB believes it could take similar action should variances from its projections occur in the current and/or subsequent fiscal years. Those variances could, however, affect the State's ability to achieve a balanced budget on a cash basis for the current and/or subsequent fiscal years.

             There can be no assurance that the State will not face substantial potential budget gaps in future years resulting from a significant disparity between tax revenues projected from a lower recurring receipts base and the spending required to maintain State programs at current levels. To address any potential budgetary imbalance, the State may need to take significant actions to align recurring receipts and disbursements in future fiscal years. There can be no assurance, however, that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future years, nor can there be any assurance that budgetary difficulties will not lead to further adverse consequences for the State and its obligations.

             As a result of changing economic conditions and information, public statements or reports may be released by the Governor, members of the State Legislature, and their respective staffs, as well as others involved in the budget process from time to time. Those statements or reports may contain predictions, projections or other items of information relating to the State's financial condition, as reflected in the 1997-98 State Financial Plan, that may vary materially and adversely from the information provided herein.

             Indebtedness. As of March 31, 1997, the total amount of long-term State general obligation debt authorized but unissued stood at $2.767 billion. As of the same date, the State had approximately $5.03 billion in outstanding general obligation debt, including $294 million in bond anticipation notes outstanding.

             As of March 31, 1997, $22.499 billion of bonds, issued in connection with lease-purchase and contractual-obligation financings of State capital programs, were outstanding. The total amount of outstanding State-supported debt as of March 31, 1997 was $32.766 billion. As of March 31, 1997, total State-related debt (which includes the State-supported debt, moral obligation and certain other financings and State-guaranteed debt) was $37.114 billion.

             The State anticipates that its capital programs will be financed, in part, through borrowings by the State and public authorities in the 1997-98 fiscal year. The State expects to issue $605 million in general obligation bonds (including $140 million for purposes of redeeming outstanding BANs) and $140 million in general obligation commercial paper. The Legislature has also authorized the issuance of $311 million in certificates of participation (including costs of issuance, reserve funds and other costs) during the State's 1997-98 fiscal year for equipment purchases. The projection of the State regarding its borrowings for the 1997-98 fiscal year may change if circumstances require.

             In June 1990, legislation was enacted creating the New York Local Government Assistance Corporation ("LGAC"), a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through the State's annual seasonal borrowing. As of June 1995, LGAC had issued bonds and notes to provide net proceeds of $4.7 billion, and has been authorized to issue its bonds to provide net proceeds of up to $529 million during the State's 1995-96 fiscal year to redeem notes sold in June 1995. The LGAC program was completed in 1995-96 with the issuance of the last installment of authorized bond sales. As of March 31, 1997, $5.239 billion in bonds remained outstanding of the LGAC.

             Ratings. Moody's rating of the State's general obligation bonds is Aa2 and S&P's rating is A. Fitch does not rate the State's general obligation debt. Moody's previous rating was A on June 6, 1990, with its rating having been A1 since May 27, 1986. S&P's previous rating was AB on January 13, 1992. S&P's ratings were A from March 1990 to January 1992, AAB from August 1987 to March 1990 and A+ from November 1982 to August 1987.

The City and the Municipal Assistance Corporation ("MAC")
             The City accounts for approximately 41% of the State's population and 45% of the State's revenues, and the City's financial health affects the State in numerous ways.

             In February 1975, the New York State Urban Development Corporation ("UDC"), which had approximately $1 billion of outstanding debt, defaulted on certain of its short-term notes. Shortly after the UDC default, the City entered a period of financial crisis. Both the State Legislature and the United States Congress enacted legislation in response to this crisis. During 1975, the State Legislature (i) created MAC to assist with long-term financing for the City's short-term debt and other cash requirements and (ii) created the State Financial Control Board (the "Control Board") to review and approve the City's budgets and four-year financial plans (the financial plans also apply to certain City-related public agencies).

             The national economic downturn which began in July 1990 adversely affected the City economy, which had been declining since late 1989. As a result, the City experienced job losses from 1989-1992 and the City's economy declined. Beginning in 1993, the improvement in the national economy helped stabilize conditions in the City. Private employment grew 1.3% per year from 1993 to 1996 compared to the nation's 2.9% rate, and the City's economy improved, boosted by strong wage gains. The City's economic improvement significantly accelerated in fiscal year 1997, resulting in an unusually high, across-the-board increase in tax receipts. Much of the increase can be traced to the performance of the securities industry, but the City's economy has produced gains in retail trade, tourism, and in business services. In 1997, the City experienced the largest private sector job growth in the last 13 years.

             For each of the fiscal years since 1981, the City has achieved balanced operating results as reported in accordance with generally accepted accounting principles ("GAAP"). The City was required to close substantial budget gaps in its recent fiscal years in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain a balanced budget, or that it can maintain a balanced budget without additional tax or other revenue increases or reductions in City services, which could adversely affect the City economic base.

             Pursuant to State law the City prepares a four-year annual financial plan, which is reviewed and revised on a quarterly basis and which includes the City's capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The current financial plan extends through the 1999 fiscal year. The City is required to submit its financial plans to review bodies, including the Control Board. If the City were to experience certain adverse financial circumstances, including the occurrence or the substantial likelihood of the occurrence of an annual operating deficit of more than $100 million or the loss of access to the public credit markets to satisfy the City's capital and seasonal financial requirements, the Control Board would be required by State law to exercise certain powers, including prior approval of City financial plans, proposed borrowings and certain contracts.

             The City depends on the State for State aid both to enable the City to balance its budget and to meet its cash requirements. The State's 1997-98 Financial Plan projects a balanced General Fund. If the State experiences revenue shortfalls or spending increases during its 1997-98 fiscal year or subsequent years, such developments could result in reductions in projected State aid to the City. In addition, there can be no assurance that State budgets in future fiscal years will be adopted by the April 1 statutory deadline and that there will not be adverse effects on the City's cash flow and additional City expenditures as a result of such delays.

             The Mayor is responsible for preparing the City's four-year financial plan, including the City's current financial plan for the 1998 through 2002 fiscal years. The City projections set forth in its financial plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in such financial plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, the ability to complete revenue generating transactions, provision of State and Federal aid and mandate relief, State legislative approval of future State budgets, levels of education expenditures as may be required by State law, adoption of future City budgets by the New York City Council, approval by the Governor or the State Legislature and the cooperation of MAC with respect to various other actions proposed in such financial plan, and the impact on City revenues of proposals for Federal and State welfare reform.

             Implementation of its financial plan is also dependent upon the City's ability to market its securities successfully in the public credit markets. The City's financing program for fiscal years 1998 through 2002 contemplates the issuance of $10.54 billion of general obligation bonds primarily to reconstruct and rehabilitate the City's infrastructure and physical assets and to make capital investments. In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements. The terms and success of projected public sales of City general obligation bonds and notes will be subject to prevailing market conditions, and no assurance can be given that such sales will be completed. If the City were unable to sell its general obligation bonds and notes, it would be prevented from meeting its planned capital and operating expenditures. In order to help the City to avoid exceeding its State Constitutional general debt limit, the State created the New York City Transitional Finance Authority in 1997 to finance a portion of the City's capital program. The New York City Transitional Finance Authority is expected to issue $7.5 billion in bonds to support the current four year Financial Plan. Despite this additional financing mechanism, the City currently projects that, if no further action is taken, it will reach its debt limit in City fiscal year 1999-2000. On June 2, 1997, an action was commenced seeking a declaratory judgment declaring the legislation establishing the Transitional Finance Authority to be unconstitutional. If such legislation were voided, projected contracts for City capital projects would exceed the City's debt limit during fiscal year 1997-98. Future developments concerning the City and public discussion of such developments, the City's future financial needs and other issues may affect the market for outstanding City general obligation bonds or notes.

             The City Comptroller and other agencies and public officials have issued reports and made public statements which, among other things, state that projected revenues may be less and future expenditures may be greater than those forecast in the financial plan. In addition, the Control Board staff and others have questioned whether the City has the capacity to generate sufficient revenues in the future to provide the level of services included in the financial plan. It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment.

             1996-99 Financial Plan. On July 11, 1995, the City submitted to the Control Board the 1996-99 Financial Plan, which relates to the City, the Board of Education and the City University of New York. The 1996-99 Financial Plan is based on the City's expense and capital budgets for the City's 1996 fiscal year, which were adopted on June 14, 1995, and sets forth proposed actions by the City for the 1996 fiscal year to close substantial projected budget gaps resulting from lower than projected tax receipts and other revenues and greater than projected expenditures. In addition to substantial proposed agency expenditure reductions and productivity, efficiency and labor initiatives negotiated with the City's labor unions, the 1996-99 Financial Plan reflects a strategy to substantially reduce spending for entitlements for the 1996 and subsequent fiscal years.

             1998-2002 Financial Plan. In January, 1998, the New York City mayor announced the City's Financial Plan for Fiscal Years 1998-2002. For the second year in a row, the New York City four-year financial plan contains a record surplus of more than $1 billion. Since the adoption of the fiscal year 1998 budget, the City is now forecasting additional resources of $3.1 billion. Approximately 73% will be used to reduce the out-year gaps, 19% will fund targeted educational, public safety and other initiatives, and 8% will be used to reduce taxes further.

             To reduce the out-year gaps, the City has imposed fiscal discipline on the rate of growth of City spending which has, over the last four years, been held below the rate of inflation. For fiscal year 1999, the proposed City-funded spending increase will be held to 0.6%. The budget stabilization account, established for the first time in 1997, will be maintained in fiscal year 1999 at $210 million with an additional $210 million created for fiscal year 2000. As a result of this fiscal planning, the out-year gaps have been cut in half compared to six years ago: in fiscal year 1993 the total gap was $13.3 billion and fiscal year 1998 is $5.7 billion.

             According to recent staff reports, while economic recovery in New York City has been slower than in other regions of the country, a surge in Wall Street profitability resulted in increased tax revenues and generated a substantial surplus for the City in fiscal year 1996-97. Although several sectors of the City's economy have expanded recently, especially tourism and business and professional services, City tax revenues remain heavily dependent on the continued profitability of the securities industry and the course of the national economy. These reports have also indicated that recent City budgets have been balanced in part through the use of non-recurring resources; that the City's Financial Plan tends to rely on actions outside its direct control; that the City has not yet brought its long-term expenditure growth in line with recurring revenue growth; and that the City is therefore likely to continue to face substantial gaps between forecast revenues and expenditures in future years that must be closed with reduced expenditures and/or increased revenues.

             Litigation. The City is a defendant in a significant number of lawsuits. Such litigation includes, but is not limited to, actions commenced and claims asserted against the City arising out of alleged constitutional violations, torts, breaches of contracts, and other violations of law and condemnation proceedings. While the ultimate outcome and fiscal impact, if any, of the proceedings and claims are not currently predictable, adverse determinations in certain such proceedings and claims might have a material adverse effect upon the City's ability to carry out its financial plan. The fiscal years 1998-2002 Financial Plan includes provisions for judgments and claims of $375 million, $348 million, $373 million, $405 million and $435 million for the 1998 through 2002 fiscal years, respectively.

             Ratings. On March 6, 1998, Moody's upgraded the rating for the general obligation bonds of New York City to A3 from Baa1. The rating action affected about $28 billion in debt and reflects the first rating change since Moody's downgraded the City in February 1991. In March 1998, S&P affirmed the City's GO bond rating at BBB+. S&P placed the City's general obligation bonds on CreditWatch with a positive outlook on February 3, 1998. Moody's rating upgrade reflects improvement in the City's financial condition and economy and also is based on the belief that the City is better positioned to weather future cycles inherent in its economy. Other factors cited by the rating agency included strong revenue growth, a vibrant but volatile financial services sector, spending restraints and reduced out-year budget gaps. The rating is tempered by a high debt burden, above average unemployment rate and a history of structural budget imbalance.

             S&P last took action on the City's general obligation ratings on July 10, 1995 with a downgrade to BBB+ from A-. As noted, Moody's lowered the City's rating to Baa1 from A on February 11, 1991. Previously, Moody's had raised its rating to A in May 1988, to Baa1 in December 1986, to Baa in November 1983 and to Ba1 in November 1981. S&P had raised its rating to AB in November 1987, to BBB+ in July 1985 and to BBB in March 1981. Fitch rates New York City's general obligation bonds A-.

             Indebtedness. As of December 31, 1997, the City had, $31.4 billion of outstanding long-term bonds of which $26.7 billion represented general obligation debt, $4.2 billion in MAC debt and the balance in public benefit corporation debt.

             The State Agencies: Certain Agencies of the State, including the State Housing Finance Agency ("HFA") and the UDC, have faced substantial financial difficulties which could adversely affect the ability of such Agencies to make payments of interest on, and principal amounts of, their respective bonds. The difficulties have in certain instances caused the State (under so-called "moral obligation" provisions, which are non-binding statutory provisions for State appropriations to maintain various debt service reserve funds) to appropriate funds on behalf of the Agencies. Moreover, it is expected that the problems faced by these Agencies will continue and will require increasing amounts of State assistance in future years. Failure of the State to appropriate necessary amounts or to take other action to permit those Agencies having financial difficulties to meet their obligations (including HFA and UDC) could result in a default by one or more of the Agencies. Such default, if it were to occur, would be likely to have a significant adverse effect on investor confidence in, and therefore the market price of, obligations of the defaulting Agencies. In addition, any default in payment on any general obligation of any Agency whose bonds contain a moral obligation provision could constitute a failure of certain conditions that must be satisfied in connection with Federal guarantees of City and MAC obligations and could thus jeopardize the City's long-term financing plans.

             State Litigation: The State is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations. Such litigation includes, but is not limited to, claims asserted against the State arising from alleged torts, alleged breaches of contracts, condemnation proceedings and other alleged violations of State and Federal laws. Included in the State's outstanding litigation are a number of cases challenging the constitutionality or the adequacy and effectiveness of a variety of significant social welfare programs primarily involving the State's mental hygiene programs. Adverse judgments in these matters generally could result in injunctive relief coupled with prospective changes in patient care which could require substantial increased financing of the litigated programs in the future.

             The State is also engaged in a variety of contract and tort claims wherein significant monetary damages are sought. In 1997, a civil rights claim alleging intentional school segregation in Yonkers has resulted in a $9 million judgment for plaintiffs that the State must pay.

             Adverse developments in the foregoing proceedings or new proceedings could adversely affect the financial condition of the State in the 1997-98 fiscal year or thereafter.

             Other Municipalities: Certain localities in addition to New York City could have financial problems leading to requests for additional State assistance and the need to reduce their spending or increase their revenues. The potential impact on the State of such actions by localities is not included in projections of State revenues and expenditures in the State's 1997-98 fiscal year.

             Fiscal difficulties experienced by the City of Yonkers ("Yonkers") resulted in the re-establishment of the Financial Control Board for the City of Yonkers (the "Yonkers Board") by the State in 1984. The Yonkers Board is charged with oversight of the Fiscal affairs of Yonkers. Future actions taken by the Governor or the State Legislature to assist Yonkers could result in increased State expenditures for extraordinary local assistance.

             Beginning in 1990, the City of Troy experienced a series of budgetary deficits that resulted in the establishment of a Supervisory Board for the City of Troy in 1994. The Supervisory Board's powers were increased in 1995, when Troy MAC was created to help Troy avoid default on certain obligations. The legislation creating Troy MAC prohibits the City of Troy from seeking federal bankruptcy protection while Troy MAC bonds are outstanding. Troy MAC has issued bonds to effect a restructuring of the City of Troy's obligations.

             Eighteen municipalities received extraordinary assistance during the 1996 legislative session through $50 million in special appropriations targeted for distressed cities, aid that was largely continued in 1997. Twenty-eight municipalities are scheduled to share the more than $32 million in targeted unrestricted aid allocated in the 1997-98 budget. An additional $21 million will be dispersed among all cities, towns and villages, a 3.97% increase in General Purpose State Aid.

             Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1995, the total indebtedness of all localities in the State other than New York City was approximately $19.0 billion. Approximately $102.3 million of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to State enabling legislation. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Eighteen localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1995.

             From time to time, Federal expenditure reductions could reduce, or in some cases eliminate, Federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If the State, New York City or any of the Agencies were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State, including notes or bonds in the Fund, could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions, and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures, and other economic trends could adversely affect localities and require increasing State assistance in the future.

Factors Affecting North Dakota Fund


             General Economic Conditions. North Dakota lies in the central portion of the Northern Plains with a land area of 70,665 square miles. Elevation in the northeast corner of the State is 750 feet above sea level and in the southwest corner of the State is 3,506 feet. The North Dakota economy continues to grow at a slow and steady pace. The production-based economy, which provides the basis for this stable, slow growth, while sensitive to change, is not as susceptible to recessionary impacts as the rest of the nation. Despite the blizzards, which closed most retail businesses for a few days in April 1997, and the flooding, which closed most of Grand Fork's businesses for a good portion of April and May, the state experienced some growth in taxable sales and purchases for the second quarter of 1997. Overall, taxable sales and purchases were up 3.6% over the second quarter of 1996. The sector posting the largest gain was wholesale trade, up nearly 8%. The services sector posted an increase of over 7%.

             Agriculture is an important segment of the state's economy. This industry suffered from the weather in 1997. Spring blizzards claimed over 100,000 head of cattle. Flooded fields reduced the total acres planted. Less than ideal moisture conditions and disease negatively impacted yields, pushing average statewide yields down to 25 bushels per acre for spring wheat, and 22 bushels per acre for durum wheat. Wheat production in 1997 and 1998 is expected to be the lowest since 1989.

             The energy industry in North Dakota continues its rebound reversing nearly a decade of decline. Oil production in this state is currently averaging approximately 99,000 barrels per day, up 10% from last years production level. Oil production is expected to increase to a level of over 100,000 barrels of oil per day during the next biennium while prices are expected to be in the $20 per barrel range. Recent actions in the Middle East could exert additional upward pressure on world oil prices.

             Despite the possibility of a second year of flooding in the Red and Missouri River valleys, most economists agree that North Dakota can expect to continue on its path of moderate growth for the near future. The predicted El Nino weather patterns may result in a milder, drier winter for North Dakota and possibly some upward pressure on world wheat prices. Both would be good news for North Dakota.

             The labor force and employment situation for the state appears healthy. Employment in the state has grown by 7,450 wage and salary jobs reflecting an increase of 2.3% compared to one year earlier. Eight of the nine major employment sectors showed growth. Manufacturing had the largest increase of 8.2%, followed closely by construction, up 8.1%, and mining up nearly 6%. The only sector reporting a decrease was government, down 0.8% from 1996 levels. Unemployment is significantly below national levels. North Dakota's unemployment rate as of November 1997 was 1.9%. This is significantly lower than the national unemployment rate of 4.6% for the same period.

             The 1995 Legislative Assembly funded the design, development and implementation of a Welfare Reform Computer System. The demonstration project knows as TEEM (Training, Education, Employment and Management) provides for uniform treatment of income and assets, budget methodology, standard certification periods, and employment and training with adequate child care. The 54th Legislative Assembly contained substantial workers compensation reform. The 55th Assembly focused on providing assistance to local government. They also expanded the demonstration project TEEM and provided additional funding for child care assistance and child support enforcement.

             Budgetary Process. The State operates through a biennial appropriation which represents departmental appropriations recommended by the Governor and presented to the General Assembly at the beginning of each legislative session. The General Assembly enacts the budgets of the various State departments through passage of specific appropriation bills. The Governor has line item veto powers over all legislation subject to legislative override. Session laws that were passed by the Legislature in 1993 authorize directors of various state agencies to transfer appropriation authority among the various divisions of their specific agency, subject to the Budget Section of the North Dakota Legislative Council's approval. Unexpended appropriations lapse at the end of each biennium, except certain capital expenditures covered under the North Dakota Code and except for all unexpended general funds appropriation authority which must be deposited in special revenue funds of the institutions in the University System according to law. The legislative appropriations passed by the fifty-fifth assembly were $1,489 million, an increase of $147 million over the 1995-97 appropriations.

             The beginning balance for the 1995-97 biennium was $31.1 million, $4.2 million more than had been projected for an ending balance when the 1995 Legislative Assembly adjourned. No one-time transfers were utilized in the 1995-97 budget, although $31.9 million of the transfers from the Bank of North Dakota were moved from the 1993-95 biennium to the 1995-97 biennium. The Bank of North Dakota transferred $50.2 million in the 1995-97 biennium. The June 30, 1997 ending balance was $115 million.

             North Dakota implemented a new accounting standard, GASB Statement No 22 "Accounting for Taxpayer Assessed Tax Revenues in Governmental Funds." This created a one time acceleration of revenue recognition for the State's major tax types. The change resulted in a restatement of the general fund's 1994 balance, increasing it from $64.3 million to $94.4 million. In fiscal year 1995 an additional $75.6 million was recognized for taxes receivable in the general fund. The increase in taxes receivable resulted in an additional $36 million being recognized as revenue and $39.6 million as deferred revenue in fiscal year 1995 in the general fund. The general fund also had an $11 million increase in accrued tax refunds payable which decreased revenues in the general fund for fiscal year 1995.

             Revenues and Expenditures. General governmental activities are accounted for in four governmental fund types: general (GAAP) basis; special revenue; capital projects; and, debt service funds. Revenues for general governmental functions totaled approximately $1.6 billion for the fiscal year ended June 30, 1997, an increase of approximately $66 million from fiscal year 1996. Oil tax revenue collections accounted for nearly $6 million of the excess due to the increased oil activity and prices in the state. Of the total revenues, taxes accounted for $745 million, or 47.83%. The largest increase in taxes on a budgetary basis comes from sales and use taxes with an increase of $12 million because of economic growth in the State. The second largest source of general fund revenue, the individual income tax, increased $11 million.

             Total sales and use tax for the 1995-97 biennium was approximately $605.5 million. Total individual income tax for the biennium was $315.5 million and total corporate income tax was $99.3 million.

             General government appropriations totaled $1.44 billion for the fiscal year ended June 30, 1997, an increase of 7.6% from 1996. The three leading expenditures are: education, $347.1 million, health and human services, $586.4 million; and, highways, $236.7 million. Highway expenditures increased by $24 million because of flood and snow emergency disasters in fiscal year 1997, resulting in increased snow removal and road construction costs. The GAAP General Fund undesignated balance increased from $85.4 million on June 30, 1996, to $109.3 million as of June 30, 1997.

             Projected general fund revenues for the 1997-99 biennium, based on the executive recommendation, are $1.44 billion. This is a $70.3 million or 5% increase over the 1995-97 biennium. The projected ending balance at June 30, 1999 is approximately $10 million.

             Claims/Judgments Payable are primarily Workers Compensation Claims Incurred But Not Yet Reported (IBNR) by the claimants as well as claims related to various litigation matters. Claims and judgments for governmental funds are reflected entirely in the general long-term debt account group and not in individual funds as the liability is not expected to be liquidated with expendable available financial resources.

             Debt Administration. The Constitution of North Dakota provides that the State may issue or guarantee the payment of bonds provided that all bonds in excess of $2 million are: secured by first mortgage upon property and no further indebtedness may be incurred by the State unless evidenced by a bond issue; authorized by law, for a certain purpose; provisioned to pay the interest semiannually, and pay the principal within 30 years. The law authorizing the bond issue must specifically appropriate the provisions to the payment of the principal and interest of the bond. The State is currently in compliance with the constitutional debt limitation. At June 30, 1997, the state had a number of debt issues outstanding. These issues include:

             General Obligation Bonds. General obligation bonds have been authorized and issued to provide funds to the Bank of North Dakota. General obligation bonds issued according to the constitution and enabling statutes are backed by the full faith, credit and taxing power of the State of North Dakota. Debt service requirements are provided by repayment of the real estate loans and transfers from the Bank of North Dakota. General obligation bonds currently outstanding are the 1984 and 1986 Real Estate Series. At June 30, 1997, the balance was $33,084,000.

             Revenue Bonds. Current State statutes empower certain State agencies to issue bonds as part of their activities. This debt is not backed by the full faith and credit of the State of North Dakota. The principal and interest on such bonds shall be payable only from the applicable agencies' program income. On June 30, 1997, total Revenue Bonds outstanding were $938,442,000. The Bonds and balance were as follows: State Fair, $3,041,000; Student Loan Trust, $232,119,000; Building Authority, $73,837,000; Housing Finance, $466,868,000; University System, $57,228,000; and Municipal Bond Bank, $97,144,000.

             Long-Term Notes. The Bank of North Dakota has advances from the Federal Home Loan Bank in the amount of $14.5 million. The advances have a fixed rate of interest, ranging from 5.84% to 8.19%.

             North Dakota continues to receive bond ratings from both Moody's
(Aa) and S&P (AA-) on general obligation bond issues. As of October 1997, Moody's refined North Dakota's general obligation bond rating to Aa3.

Factors Affecting Oregon Fund
             General Economic Conditions. Oregon's December 1997 forecast issued by the Department of Administrative Services predicts that downside risks have increased with volatility in worldwide financial markets and the likelihood of slower growth in important Asian markets. Yet, there is most likely to be a continuation of the modest deceleration that has taken place during 1997. Growth is expected to be led by further expansion of the state's high technology manufacturing industries and their suppliers, along with additional gains in transportation equipment manufacturing. Expansion of these manufacturing sectors will translate into job creation in the service-producing sectors. The construction sector is expected to level off after four years of extremely rapid growth, thereby slowing the state's overall growth rate.

             A pattern of slowing growth is expected for both personal income and employment. Total nonfarm wage and salary employment is projected to increase 3.5% for 1997, down from 4.0% in 1996. Job growth is expected to slow further to 2.6% in 1998. Personal income will grow a projected 6.7% for 1997 and 5.6% for 1998, down from 7.0% growth in 1996. The state's population is forecast to increase 1.6% in 1998, up slightly from an estimated 1.5% in 1997.

             Oregon's unemployment rate increased from 4.8% in 1995 to 5.2% in 1996. This compares favorably with the national unemployment rates of 5.6% in 1995 and 5.4% in 1996. However, as of November 1997, Oregon's unemployment rate was 5.3% while the U.S. unemployment rate was 4.6%.

             The statewide timber harvest is expected to be 4.0 billion board feet for both 1997 and 1998, a slight increase from 3.932 billion board feet in 1996. The 1996 statewide timber harvest was a decrease of 8.9% from 1995. In the agricultural industry, cash commodities include farm forest products, cattle and calves, nursery crops, dairy, wheat, potatoes, alfalfa hay, and perennial rye grass seed.

             Budgetary Process. The Oregon budget is approved on a biennial basis by separate appropriation measures. A biennium begins July 1 and ends June 30 of odd-numbered years. Measures are passed for the approaching biennium during each regular Legislative session, held beginning in January of odd-numbered years.

             Because the Oregon Legislative Assembly meets in regular session for approximately six months of each biennium, provision is made for interim funding through the Legislative Emergency Board. The Emergency Board is authorized to make allocations of General Fund monies to State agencies from the State Emergency Fund. The Emergency Board may also authorize increases in expenditure limitations from Other or Federal Funds (dedicated or continuously appropriated funds), and may take other actions to meet emergency needs when the Legislative Assembly is not in session. The most significant feature of the budgeting process in Oregon is the constitutional requirement that the budget be in balance at the end of each biennium. Because of this provision, Oregon may not budget a deficit and is required to alleviate any revenue shortfalls within each biennium.

             Revenue and Expenditures. The Oregon Biennial budget is a two-year fiscal plan balancing proposed spending against expected revenues. The total budget consists of three segments distinguished by source of revenues: programs supported by General Fund revenues; programs supported by Other Funds (dedicated fund) revenues, including lottery funds; and, Federal Funds. General Fund revenue totaled $7,731.58 million for the 1995-1997 biennium. Revenue exceeded the May estimate by $187.7 million.

             General Fund revenue is projected to be $8,477.4 million for the 1997-99 biennium. The beginning balance is estimated to be $794.2 million for a total General Fund resource estimate of $9,271.6 million. The December 1997-99 General Fund revenue estimate is $42.9 million higher than the September 1997 forecast. It is $252.4 million higher than the Close of Session (COS) estimate.

             The State is involved in certain legal proceedings that, if decided against the State, may require the State to make significant future expenditures or may impair future revenue sources. Because of the prospective nature of these legal proceedings, no provision for these potential liabilities has been recorded in the publicly disclosed financial statements. Additionally, 1,229 notices of tort claims have been filed against the State. Of those claims, 544 also have been filed as court actions, and are pending against the State. These cases are pending in State courts and are subject to the liability limitations stated in the Tort Claims Act of $500,000 per occurrence, $200,000 per individual for physical injuries, and $50,000 per occurrence for property damage. The likelihood of an unfavorable outcome in these cases ranges from probable to remote, but it is certain that these cases do not involve real exposure of $25 million in the aggregate.

             In the November 1994 general election, Oregonians approved a ballot measure, introduced through the initiative process, that will have, or may have, a material financial impact on the State. "Measure 11" amends Oregon statutes to require mandated minimum sentences for certain felonies, effective April 1, 1995. "Measure 11" creates a need for an estimated 6,085 new prison beds by the year 2001 and calls for State correction facility construction costs of approximately $462 million in the next five years. The State also estimates increases in State expenditures for correctional operations, beginning with an increase of $3.2 million in fiscal year 1996, with accelerating costs that should peak at an annual increase of up to $101.6 million by fiscal year 2001. Because these demands will be made by the State General Fund, they will reduce amounts that otherwise would be available in the future for the Oregon Legislative Assembly to appropriate for other purposes.

             In November of 1996, voters approved Ballot Measure 47, the property tax cut and cap. It will reduce revenues to schools, cities and counties by as much as $1 billion and put pressure on the General Fund to make up some or all of the difference.

             Ballot Measure 50, passed by Oregon voters in May of 1997, limits the taxes a property owner must pay. It limits taxes on each property by rolling back the 1997-98 assessed value of each property to 90% of its 1995-96 value. The measure also limits future growth on taxable value to 3% a year, with exceptions for items such as new construction, remodeling, subdivisions, and rezoning. It establishes permanent tax rates for Oregon's local taxing districts, yet allows voters to approve new, short-term option levies outside the permanent rate limit if approved by a majority of a 50% voter turnout.

             Debt Administration and Limitation. Oregon statutes give the State Treasurer authority to review and approve the terms and conditions of sale for State agency bonds. The Governor, by statute, seeks the advice of the State Treasurer when recommending the total biennial bonding level for State programs. Agencies may not request that the Treasurer issue bonds or certificates of requirements for state agencies on proposed and outstanding debt. Statutes contain management and reporting requirements for state agencies on proposed and outstanding debt.

             A variety of general obligation and revenue bond programs have been approved in Oregon to finance public purpose programs and projects. General obligation bond authority requires voter approval or a constitutional amendment, while revenue bonds may be issued under statutory authority. However, under the Oregon Constitution the state may issue up to $50,000 of general obligation debt without specific voter approval. The State Legislative Assembly has the right to place limits on general obligation bond programs which are more restrictive than those approved by the voters. General obligation authorizations are normally expressed as a percentage of statewide True Cash Value (TCV) of taxable property. Revenue bonds usually are limited by the Legislative Assembly to a specific dollar amount.

             The State's constitution authorizes the issuance of general obligation bonds for financing community colleges, highway construction, and pollution control facilities. Higher education institutions and activities and community colleges are financed through an appropriation from the General Fund. Facilities acquired under the pollution control program are required to conservatively appear to be at least 70% self-supporting and self-liquidating from revenues, gifts, federal government grants, user charges, assessments, and other fees.

             Additionally, the State's constitution authorizes the issuance of general obligation bonds to make farm and home loans to veterans, provide loans for state residents to construct water development projects, provide credit for multi-family housing for elderly and disabled persons, and for small scale local energy projects. These bonds are self-supporting and are accounted for as enterprise funds. Certain provisions of the Water Resources general obligation bond indenture conflict with State statutes. Upon the advice of the Attorney General, the method of handling investment interest is in compliance with the statutes rather than the bond indenture. Currently there is litigation pending against the State concerning this treatment of the investment interest.

             The State's constitution further authorizes the issuance of general obligation bonds for financing higher education building projects, facilities, institutions, and activities. As of September 1, 1997, the total balance of general obligation bonds was $3.26 billion. The debt service requirements for general obligation bonds, including interest of approximately $2.39 billion, as of September 1, 1997, was $5.66 billion.

             In addition to general obligation and direct revenue bonds, the State of Oregon issues industrial development revenue bonds ("IDBs"), Oregon Mass Transportation Financing Authority revenue bonds and Health, Housing, Educational and Cultural Facilities Authority ("HHECFA") revenue bonds. The IDBs are issued to finance the expansion, enhancement or relocation of private industry in the State. Before such bonds are issued, the project application must be reviewed and approved by both the Oregon State Treasury and the Oregon Economic Development Commission. Strict guidelines for eligibility have been developed to ensure that the program meets a clearly defined development objective. IDBs issued by the State are secured solely by payments from the private company and there is no obligation, either actual or implied, to provide state funds to secure the bonds. The Oregon Mass Transportation Financing Authority ("OMTFA") reviews financing requests from local mass transit districts and may authorize issuance of revenue bonds to finance eligible projects. The State has no financial obligation for these bonds, which are secured solely by payments from local transit districts.

             The State is statutorily authorized to enter into financing agreements through the issuance of certificates of participation. Certificates of participation have been used for the acquisition of computer systems by the Department of Transportation, Department of Administrative Services, and the Department of Higher Education. Also, certificates of participation have been used for the acquisition or construction of buildings by the Department of Administrative Services, Department of Fish and Wildlife, Department of Corrections, State Police, and Department of Higher Education. Further, certificates of participation were used in the acquisition of telecommunication systems by the Department of Administrative Services and the Adult & Family Services Division. As of September 1, 1997, the certificates of participation debt totaled $634.9 million. The debt service requirements for certificates of participation for 1995-1997 is estimated at $70.1 million.

             HHECFA is a public corporation created in 1989, and modified in 1991, to assist with the assembling and financing of lands for health care, housing, educational and cultural uses and for the construction and financing of facilities for such uses. The Authority reviews proposed projects and makes recommendations to the State Treasurer as to the issuance of bonds to finance proposed projects. The State has no financial obligation for these bonds, which are secured solely by payments from the entities for which the projects were financed.

             The Treasurer on behalf of the State may also issue federally taxable bonds in those situations where securing a federal tax exemption is unlikely or undesirable; regulate "current" as well as "advance" refunding bonds; enter into financing agreements, including lease purchase agreements, installment sales agreements and loan agreements to finance real or personal property and approve certificates of participation with respect to the financing agreements. Amounts payable by the State under a financing agreement are limited to funds appropriated or otherwise made available by the Legislative Assembly for such payment. The principal amount of such financing agreements are treated as bonds subject to maximum annual bonding levels established by the Legislative Assembly under Oregon statute.

             Each of Fitch, Moody's and S&P has assigned their municipal bond ratings of "AA," "Aa2" and "AA" respectively.

Factors Affecting Puerto Rico
             General Economic Conditions. Puerto Rico, the fourth largest of the Caribbean islands, is located approximately 1,600 miles southeast of New City and 1,000 miles east-southeast of Miami, Florida. It is approximately 100 miles long and 35 miles wide. According to estimates of the Planning Board, the population of Puerto Rico increased to 3,726,000 during fiscal 1996.

             Puerto Rico came under United States sovereignty by the Treaty of Paris, signed on December 10, 1898, terminating the Spanish-American War. Puerto Ricans have been citizens of the United States since 1917. Puerto Rico's constitutional status is that of a territory of the United States and the ultimate source of power over Puerto Rico, pursuant to the Territories Clause of the Federal Constitution, is the United States Congress. The Commonwealth exercises virtually the same control over its internal affairs as do the fifty states; however, it differs from the states in its relationship with the federal government. The people of Puerto Rico are citizens of the United States but do not vote in national elections. They are represented in Congress by a Resident Commissioner who has a voice in the House of Representatives and limited voting powers. Most federal taxes, except those such as social security taxes, are not levied in Puerto Rico. No federal income tax is collected from Commonwealth residents on ordinary income earned from sources in Puerto Rico, except for certain federal employees who are subject to taxes on their salaries and for income earned from sources outside Puerto Rico.

             The Commonwealth has established policies and programs directed at the development of manufacturing and the expansion and modernization of the island's infrastructure. The investment of mainland United States, foreign and local funds in new factories has been stimulated by selective tax exemption, development loans, and other financial and tax incentives. Infrastructure expansion and modernization have been to a large extent financed by bonds and notes issued by the Commonwealth, its public corporations and municipalities. Economic progress has been aided by significant increases in the levels of education and occupational skills of the island's population.

             The economy of Puerto Rico is closely integrated with that of the mainland United States. During fiscal 1996 approximately 88% of Puerto Rico's exports went to the United States mainland, which was also the source of approximately 62% of Puerto Rico's imports. In fiscal 1996, Puerto Rico experienced a $3.2 billion positive adjusted merchandise trade balance. Gross product in fiscal 1992 was $23.7 billion and gross product in fiscal 1996 was $30.25 billion. This represents an increase in gross product of 27.6% from fiscal 1991 to 1996.

             Puerto Rico's more than decade-long economic expansion continued throughout the five-year period from fiscal 1992 through fiscal 1996. Almost every sector of the economy was affected and record levels of employment were achieved. Average employment in creased from 987,000 in fiscal 1992 to 1,128,000 in fiscal 1996. Average unemployment decreased from 15.1% in fiscal 1992 to 13.1% in fiscal 1996.

             Puerto Rico has a diversified economy. During the fiscal years 1992-1996, the manufacturing and service sectors generated the largest portion of gross domestic product. Three sectors of the economy provide the most employment: Manufacturing, services, and government.

             Gross product in fiscal 1992 was $23.7 billion and gross product in fiscal 1996 was $30.2 billion. This represents an increase in gross product of 27.6% from fiscal 1992 to 1996. Since fiscal 1985, personal income, both aggregate and per capita, has increased consistently each fiscal year. In fiscal 1994, aggregate personal income was $25.7 billion and personal income per capita was $7,047. Personal income includes transfer payments to individuals in Puerto Rico under various social program. Transfer payments to individual in fiscal 1994 were $5.7 billion, of which $3.9 billion, or 68.9% represent entitlements to individuals who had previously performed services or made contributions under programs such as Social Security, Veterans' Benefits, and Medicare.

             Budgetary Process. The fiscal year of the Commonwealth begins on July 1. The Governor is constitutionally required to submit to the Legislature an annual balanced budget of capital improvements and operating expenses of the Commonwealth for the ensuing fiscal year. Section 7 of Article VI of the Constitution provides that, "The appropriations made for any fiscal year shall not exceed the total revenues, including available surplus, estimated for said fiscal year unless the imposition of taxes sufficient to cover said appropriations as provided by law."

             Revenues and Expenditures. In the fiscal 1997 budget revenues and other resources of all budgetary funds total $9,517,835,000, excluding balances from the previous fiscal year and general obligation bonds authorized. Current expenses and capital improvements, other than those financed by bonds, of all budgetary funds total $8,795,900,000, an increase of $63,797,000 from fiscal 1996. The general obligation bond authorization for the fiscal 1997 budget is $369,000,000.

             In the fiscal 1998 budget proposal revenues and other resources of all budgetary funds total $8,863,071,000 excluding balances from the previous fiscal year and general obligation bonds authorized. Current expenses and capital improvements other than those financed by bonds, of all budgetary funds total $9,767,984,000, an increase of $528,330,000 from fiscal 1997. The general obligation bond authorization for the fiscal 1996 budget is $500,000,000.

             Tax Incentives. Much of the development of the manufacturing sector in Puerto Rico can be attributed to various federal and Commonwealth tax incentive, particularly Section 936 of the Code and the Commonwealth's Industrial Incentives Program.

             Section 936. Under Section 936 of the Code, United States corporations that meet certain requirements and elect its application ("Section 936 Corporations") are entitled to credit against their United States corporate income tax the portion of such tax attributable to (i) income derived from the active conduct of a trade or business within Puerto Rico ("active business income") or from the sale of exchange of substantially all assets used in the active conduct of such trade or business; and, (ii) qualified possession source investment income ("passive income"). To qualify under Section 936 in any given taxable year a corporation must derive (i) for the three-year period immediately preceding the end of such taxable year 80% or more of its gross income from sources within Puerto Rico; and, (ii) for taxable years beginning after December 31, 1986, 75% or more of its gross income from the active conduct of a trade or business in Puerto Rico. A Section 936 Corporation may elect to compute its active business income eligible for the Section 936 credit under one of three formulas.

             On November 17, 1995 the United States Congress adopted, as part of its larger federal income tax legislative package, a ten-year phase out of the current 936 credit for companies that are existing credit claimants and the elimination of the credit for companies establishing new operation in Puerto Rico and for existing companies that add a substantial new lime of business. The credit based on the economic limitation will continue as under current law without change until tax years beginning in 2002, during which years the possession business income will be subject to a cap based on the corporation's possession income for an average adjusted base period. The credit based on the percentage limitation will continue as under current law until tax years beginning in 1998. In that year and thereafter, the credit based on the percentage limitation will be 40%, but the possession business income will be subject to a cap based on the corporation's possession income for an average adjusted base period. The 936 credit is eliminated for taxable years beginning in 2006. However, the credit granted to passive income (QPSII) is eliminated for taxable years beginning after December 31, 1995.

             The President vetoed the legislation submitted by the United States Congress on December 7, 1995. The Administration has proposed a modification to the 936 credit that would phase out the credit based upon the percentage limitation over a five year period beginning in 1997, retain the credit based upon the economic limitation under current law, allow a five year carry forward of excess credit based upon the economic limitation and retain the credit granted to passive income (QPSII) under current law.

             It is not possible at this time to determine the final legislative changes that may be made to Section 936, or the effect on the long-term outlook on the economy of Puerto Rico. The government of Puerto Rico does not believe there will be short-term or medium-term material adverse effects on Puerto Rico's economy as a result of the changes to Section 936 currently proposed by Congress or the Administration. The Government of Puerto Rico further believes that even if the Congressional proposal became law, sufficient time exists to put additional incentive programs in place to safeguard Puerto Rico's competitive position.

             Industrial Incentives Program. Since 1948 Puerto Rico has had various industrial incentives laws designed to stimulate industrial investment in the island. On December 2, 1997, the Governor of Puerto Rico signed into law the most recent industrial incentives law, known as the 1998 Tax Incentives Law Act (the "1998 Act"). The tax exemption benefits provided by the 1998 Act are generally more favorable than those provided by its predecessor, the Industrial Incentives Act of 1987 (the "1987 Act"). The activities eligible for exemption under the 1998 Act include manufacturing, certain designated services for markets outside Puerto Rico, the production of energy from local renewable sources for consumption in Puerto Rico, and laboratories for scientific and industrial research.

             The benefits provided by the 1998 Act are available to new companies as well as companies currently conducting tax exempt operations in Puerto Rico which choose to renegotiate their existing tax exemption grant. The activities eligible for tax exemption include manufacturing, certain designated services performed for markets outside Puerto Rico, the production of energy from local renewable sources for consumption in Puerto Rico and laboratories for scientific and industrial research. For companies qualifying thereunder, the 1998 Act would impose income tax rates ranging from 2% to 7%. In addition, it would grant 90% exemption from property taxes, 100% exemption from municipal license taxes during the first eighteen months of operation and between 80% and 60% thereafter, and 100% exemption from municipal excise taxes. The 1998 Act also provides various special deductions designed to simulate employment and productivity, research and development and capital investment in Puerto Rico.

       Under the 1998 Act, companies can repatriate and distribute their profits free of tollgate taxes. In addition, passive income derived from the investment of eligible funds in Puerto Rico financial institutions, obligations of the government of Puerto Rico and other designated investments are fully exempt from income and municipal license taxes. Individual shareholders of an exempted business are allowed a credit against their Puerto Rico income taxes equal to 30% of their proportionate share in the exempted business' income tax liability. Gain from the sale or exchange of shares of an exempted business by its shareholders during the exemption period is subject to a 4% income tax rate.

       Since 1983 hotel operations have been covered by a special incentives law, the Tourism Incentives Act of 1983, which provides exemptions from income, property and municipal license taxes for a period of 10 years. In 1993, legislation was enacted providing for an additional set of tax incentives for new hotel development projects. In addition to providing for exemptions from income, property and municipal license taxes for a period of up to 10 years, it provides certain tax credits for qualifying investments in such projects.

             Caribbean Basin Initiative. In August, 1983, the President of the United States signed into law the Caribbean Basin Economic Recovery Act. The Tax Reform Act of 1986 amended Section 936 to allow Puerto Rico financial institutions to invest funds representing earnings accumulated under Section 936, in active business assets or development projects in a qualified Caribbean Basin country. As of December 1994, 167 projects under the Puerto Rico Caribbean Development Program have been promoted in fourteen Caribbean Basin countries, representing 36,115 jobs and over $1,989 million in loan commitments, of which $1,217 million of Section 936 funds have been disbursed.

             Debt Administration and Limitation. Public sector debt comprises bonds and notes of the Commonwealth and its municipalities and public corporations. Direct debt of the Commonwealth is supported by Commonwealth taxes. Debt of municipalities, other than bond anticipation notes, is supported by real and personal property taxes and municipal license taxes. Debt of public corporations, other than bond anticipation notes is generally supported by the revenues of such corporations from charges for services or products. However, certain debt of public corporations is supported, in whole or in part, directly or indirectly, by Commonwealth appropriations or taxes.

             Commonwealth Guaranteed Debt. As of December 31, 1997, $46,080,000 of Commonwealth guaranteed bonds of Housing Bank and Finance Agency were outstanding. These bonds were originally issued by Urban Renewal and Housing Corporation and refinanced in fiscal 1992 by Housing Bank and Finance Agency. Annual debt service on these bonds is $13,252,788 in fiscal 1999, which constitutes their maximum annual debt service. Their final maturity is October 1, 2001.

             As of December 31, 1997, $1,814,511,000 of Commonwealth guaranteed bonds of Public Buildings Authority were outstanding. Annual debt service on these bonds is $150,008,064 in fiscal year ending June 30, 1998, with their final maturity being July 1, 2027.

             No payments under the Commonwealth guaranty have been required to date for bonds for Housing Bank and Finance Agency or Public Buildings Authority.

             As of December 31, 1997, $267,000,000 of Commonwealth guaranteed obligations of GDB were outstanding. No payments under the Commonwealth guaranty have been required for any obligations of GDB to date.

             As of December 31, 1997, the Commonwealth had guaranteed certain outstanding revenue bonds of the Aqueduct and Sewer Authority in the aggregate principal amount of $400,340,000. On January 1, 1997, the Commonwealth began to make debt service payments under the Commonwealth guaranty and expects to make all debt service payments required on these revenue bonds.

             Public Sector Debt. Historically, Puerto Rico has maintained a fiscal policy which provides for a prudent relationship between the growth of public sector debt and the growth of the economic base required to service that debt. The government of Puerto Rico has also sought opportunities to realize debt service savings by refunding outstanding debt with obligations bearing lower interest rates.

             During fiscal 1992 to 1996, public sector debt and gross product increased 27.5% and 27.7%, respectively. during fiscal 1993 to 1997, however, public sector debt increased 37% while gross product increased 27.7%. This higher level of growth of public sector debt over the growth of gross product is due to the increase during fiscal 1996 and 1997 in the amount of debt incurred to finance certain key infrastructure projects, which are important to the development of the economy and are expected to produce long term economic benefits. This trend of higher levels of public sector debt relative to the growth in gross product is expected to continue during the next few fiscal years as the level of public sector capital investment remains high.

             As of December 31, 1997, outstanding short-term debt, relative to total debt, was 10.1%, including $600 million tax and revenue anticipation notes of the Commonwealth issued on December 3, 1997 and payable on July 30, 1998.

             Government Development Bank. The principal functions of Government Development Bank are to act as financial advisor to, and fiscal agent for, the Commonwealth, its municipalities and public corporations in connection with the issuance of bonds and notes, to make loans and advances to public corporations and municipalities, and to make loans to private enterprises to aid in the economic development of Puerto Rico.

             As of September 30, 1995, $1,540,948,000 of bonds and notes of Government Development Bank were outstanding. Government Development Bank has loaned $1,901,578,894 to Commonwealth public corporations and municipalities. Act No. 12, approved May 9, 1975, as amended, provides that the payment of principal of and interest on specified notes and other obligations of Government Development Bank, not exceeding $550,000,000, may be guaranteed by the Commonwealth, of which $267,000,000 were outstanding as of September 30, 1995. Government Development Bank has the following principal subsidiaries: Higher Education Assistance Corporation, Housing Finance Corporation, Tourism Development Fund, Development Fund, Capital Fund, and Public Finance Corporation.


Factors Affecting Wisconsin Fund
             General Economic Conditions. Wisconsin provides a full range of services which include education, health and social services, transportation, law, justice, public safety, recreation and resource development, public improvements and general administrative services. The State's economy remains strong. Unemployment fell to 3.4% as of November 1997, the lowest rate since 1969. This is well below the national rate of 4.6% as of November 1997 and is estimated to be in the top ten of the lowest unemployment rates in the country. Manufacturing jobs in 1996 reached 601,200, eclipsing the old mark of 591,000 set in 1979. The strongest growth occurred in the service sector, increasing by 14,900 jobs to a total 645,600. Total non-farm employment increased to 2,668,100 as of October 1997. However, from October 1996 to October 1997, Wisconsin's jobs increased 1.8% which is much lower than the 2.6% growth in 1995 and the 2.3% growth nationally for the same period. Looking ahead, strong gains in employment will be more difficult. Employment growth is expected at 1.6% in 1998. Manufacturing employment growth is expected to be near 1% for 1998 and 1999. That will again place manufacturing employment growth in Wisconsin nearly 1% above the national average. The strongest gains in employment will be trade and services.

             Wisconsin's personal income growth will be affected by the slowdown in employment growth. Personal income increased 5.0% in 1996. In 1997 and 1998, income gains should match the pace of national income growth, about 4.8%.

             In 1997, the State continued its efforts to expand existing State business and attract new businesses to Wisconsin. In addition, the State operates a variety of programs that target minority business development, development zones and community-based economic development. As of June 30, 1997, approximately $70.4 million of 112 series of revenue bonds had been issued for economic projects in Wisconsin. For the 1997-99 biennium, the Governor recommended $4 million be provided to the Wisconsin Development Reserve Fund to support guarantees for private bank loans of up to $500,000 for land redevelopment. For the 1997-99 biennium, the Governor recommended maintaining tourism promotion funding at $7.7 million annually.

             Wisconsin's Clean Water Fund program provides financial assistance to municipalities for the planning, design and construction of pollution abatement facilities - primarily for wastewater treatment. Funding is provided from the federal state revolving fund grant authorized through the Water Quality Act, and through four State programs backed by State revenue and general obligation bonds. At June 30, 1997, there were five issues of Clean Water Revenue Bonds outstanding totaling $437.4 million. The Fund is authorized to issue up to $1,298.0 million in Clean Water Revenue Bonds. Since the program's inception in 1991, approximately $551.3 million bonds have been issued. For fiscal years 1997-99, the Governor recommended $20 million be authorized in the Clean Water Fund for subsidized loans to municipalities along with $43,800 to support loan-processing activities.

             Welfare reform initiatives moved forward in Wisconsin in fiscal year 1995 with the implementation of the Parental and Family Responsibility program and the Two-Tier Demonstration project, each in four counties on July 1, 1994. In addition, the Work Not Welfare initiative, one of the first programs in the nation to test time-limited benefits, began in January 1995 in two counties. On April 25, 1996, "Wisconsin Works" was enacted into law as an effort to make people more self-sufficient by making beneficial changes for child care, AFDC families, and increasing grant amounts for subsidized employment. As a result of ongoing welfare reform efforts and a strong economy the AFDC caseload dropped from approximately 68,000 in October 1995 to approximately 48,000 in October 1996, a reduction of almost 30% and the lowest level since the early 1980's. Wisconsin provided $215.3 million in AFDC benefits during fiscal year 1997. Total expenditures for AFDC in fiscal year 1997 decreased by 32% from the prior year, with state expenditures decreasing by 12.6%.

             In fiscal year 1995, the legislature and Governor acted to fulfill their commitment to increase the State's share of school costs to 66.7% in fiscal year 1997. State assistance to Wisconsin's school districts and public library systems increased by 31.5% or $844.2 million in fiscal year 1997. Total state aids to schools plus property tax credits enabled the state to reimburse an estimated 66.2% of school costs in fiscal year 1997. Statewide gross school property tax levy was reduced by 16.4% in fiscal year 1997. Full implementation of the two-thirds State funding commitment in Fiscal Year 1997 will result in the largest reduction in the school property tax levy in the State's history. The Governor recommended increases in direct school aids of $204.3 million in fiscal year 1998 and $94.2 million in fiscal year 1999.

             Budgetary Process. The State Constitution requires the Legislature to enact a balanced budget. The State's fiscal year runs from July 1 through June 30 of the following year. State law establishes procedures for the budget's enactment. The Secretary of Administration, under the direction of the Governor, compiles all budget information and prepares an executive budget consisting of the planned operating expenditures and revenues of all State agencies. The Department of Revenue furnishes forecasts of tax revenues to the Department of Administration. The budget is submitted to the Legislature on or about February 15 of each odd-numbered year. Upon concurrence by both houses of the Legislature in the appropriations and revenue measures embodied in the budget bill, the entire bill is submitted to the Governor. The Governor is empowered to sign the bill into law or to veto all or part of the bill. If the Governor vetoes any portions, those items may be reconsidered in accordance with the rules of each house and, if approved by two-thirds of the members of each house, will become law notwithstanding the Governor's veto. In the event that a budget is not in effect at the start of a fiscal year, the prior year's budget serves as the budget until such time a new one is enacted.

             State law prohibits the enactment of legislation which would cause the estimated General Fund balance to be less than 1% of the general purpose revenue appropriations for that fiscal year. For the 1997-1998 fiscal year and 1998-1999 fiscal year, the statutorily required reserves are $98 million and $99.4 million respectively. The effect of the State law provision is to divide the year-ending General Fund balance into two components: the statutorily required reserve and the amount above such reserve.

             The Statutes provide that if, following the enactment of the budget, the Secretary of Administration determines that budgeted expenditures will exceed revenues by more than one-half of one percent of general purpose revenues, no action can be taken regarding approval of expenditure estimates. Further, the Secretary of Administration must notify the Governor, the Legislature and its Joint Committee on Finance, and the Governor must submit a bill correcting the imbalance. If the Legislature is not in session, the Governor must call a special session to take up the matter.

             The Secretary of Administration also has statutory power to order reductions in the appropriations of state agencies (which represent less than one-third of the General Fund budget). The Secretary of Administration may also temporarily reallocate free balances of certain funds to other funds which have insufficient balances and, further, may prorate or defer certain payments in the event current or projected balances are insufficient to meet current obligations. In such an event, the Department of Administration may also request the issuance of operating notes by the Building Commission.

             Revenues and Expenditures. The State has an extremely diverse revenue-raising structure. Approximately forty-four percent of the total revenue is derived from the various taxes levied by the State. The remainder comes from the federal government and from various kinds of fees, licenses, permits and service charges paid by users of specific services, privileges or facilities.

             State expenditures are categorized under eight functional categories and three distinct types of expenditures within each. The eight functional categories are: Commerce, Education, Environmental Resources, Human Relations and Resources, General Executive, Judicial, Legislative, and General Appropriations.

             As of June 30, 1997, the State ended the fiscal year on a statutory and unaudited basis with an unreserved, undesignated balance of $7.7 billion. On an all-funds basis, the total amount available was $27.411 billion consisting of
(i) a beginning balance of $71.3 million, (ii) tax revenues of $9.628 billion and (iii) nontax revenues of $17.783 billion. Total disbursements and reserves were $20.076 billion, resulting in the balance stated previously. On a general-fund basis the total amount available was $14.67 billion consisting of
(i) the same beginning balance, (ii) tax revenues of $8.814 billion and (iii) nontax revenues of $5.855 billion. Total disbursements and reserves were approximately $14.93 billion, resulting in the same balance as described on an all-fund basis.

             For fiscal year 1998, total tax revenue is estimated at $9.355.2 million and total revenue in the general fund is estimated at $10,100.4 million. After expenditures of $9,737.6 million, the general fund is expected to have an ending balance of $264.8 million.

             Due to the strength of Wisconsin's economy, revenue estimates have been revised upward by $134 million in fiscal year 1998 and by $136 million in fiscal year 1999, and overall, the ending balance for fiscal year 1999 is now projected to be $320 million above the required 1% balance. The Governor has recommended that the first $131 million of this unanticipated revenue be used as directed in 1997 Act 27 -- $20 million to fund programmed but unfunded increases in state employee compensation, and $111 million to accelerate school aid payments to honor the two-thirds funding commitment.

             Since 1984 the State has issued operating notes each year in anticipation of cash-flow imbalances, primarily experienced in November and December. These operating notes eliminated the need to prorate or defer large local assistance payments or to reallocate balances in other State funds. An operating note of $150 million was issued in fiscal year 1997 to prevent a negative General Fund cash balance. The full amount of the note plus interest was repaid on June 16, 1997. The 1997-99 budget assumes issuing operating notes of approximately $500 million in fiscal year 1998 and $750 million in fiscal year 1999. As a percent of total appropriations, the size of the operating notes will be within the range of notes issued in past years. Operating notes are not general obligations of the State and are not on a parity with State general obligations.

             Debt Administration and Limitation. At the inception of statehood, constitutional limitations severely restricted the issuance of direct State debt. Prior to 1969, independent nonstock, nonprofit corporations were established to issue debt on behalf of the State. In April 1969, the voters of the State, by referendum, adopted an amendment to the Constitution that authorized the State to borrow money directly and simultaneously terminated the use of the corporations for financing State construction. Legislation that established specific implementation powers was subsequently passed in December 1969, whereupon the State first issued general obligation bonds. To date, the Legislature has authorized the issuance of general obligations for 59 distinct purposes and has limited the amount of general obligations which may be issued for each purpose. The purposes for which State general obligations may be issued are set forth in the Wisconsin Constitution, which provides the basis for the State's general obligation borrowing program. It permits three types of borrowing: (1) to acquire, construct, develop, extend, enlarge or improve land, waters, property, highways, railways, buildings, equipment or facilities for public purposes; (2) make funds available for veterans housing loans; and, (3) fund or refund any outstanding State general obligations. There is no constitutional requirement that the issuance of general obligations receive the direct approval of the electorate.

             The Wisconsin Constitution and State Statutes limits the amount of debt the State can contract in total and in any calendar year. In total, debt cannot exceed five percent of the value of all taxable property in the State. The amount of debt contracted in any calendar year is limited to the lesser of three-quarters of one percent of aggregate value of taxable property or 5 percent of aggregate value of taxable property less net indebtedness at January
1. Currently, the annual limit is $1,748,057,000 and the cumulative debt limits is $12,899,302,000 (of which the amount available is $9,616,807,000). A refunding bond issue is not taken into account for purposes of the annual debt limit, and a refunded bond issue is not taken into account for purposes of the cumulative debt limits. Interest scheduled to accrue on any obligation that is not payable during the current fiscal year is treated as debt and taken into account for purposes of the debt limitations.

             Currently authorized by unissued general obligation bonding authority for general purpose revenue supported programs amounts to $1,286.3 million. General obligation bonds issued and outstanding as of June 30, 1997 were $5.05 billion and $3.08 billion, respectively. The principal balance of general obligation bonds as of December 15, 1997 is $3.428 billion. Of this amount, $2.447 billion are for general purpose revenue, $665.02 million is for veterans -- self-amortizing and $326.1 million is for other self-amortizing.

             Although all general obligation bonds and notes issued by the State are supported by its full faith, credit and taxing power, a substantial amount of the indebtedness of the State is issued with the expectation that debt service payments will not impose a direct burden on the State's taxpayers and its general revenue sources. Similarly, a portion of the indebtedness issued by nonstock, nonprofit corporations on behalf of the State prior to 1970 and backed by lease-rental obligations of various State agencies was issued with the expectation that the rental obligations of the State would not be discharged from General Fund revenues. At June 30, 1997, State of Wisconsin general obligation bonds had a rating of Aa2 from Moody's and a rating of AA from S&P. The State's Transportation revenue bonds had a rating of A1 from Moody's and AA-from S&P.

APPENDIX B--INVESTMENT OBJECTIVES OF THE OTHER FUNDS IN THE DELAWARE
            INVESTMENTS FAMILY

         Following is a summary of the investment objectives of the funds in the Delaware Investments family:

         Delaware Balanced Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. Delaware Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.

         Delaware Trend Fund seeks long-term growth by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

         Delaware Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

         Delaware DelCap Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.

         Delaware Decatur Equity Income Fund seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Delaware Growth and Income Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. Delaware Blue Chip Fund seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. Delaware Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

         Delaware Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Delaware Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. Delaware High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income. Delaware Corporate Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds. Delaware Extended Duration Bond Fund seeks to provide investors with total return by investing primarily in corporate bonds.

         Delaware Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short-and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities.

         Delaware American Government Bond Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Delaware Cash Reserve Fund seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

         REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

         Delaware Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Delaware Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Delaware Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

         Delaware Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

         Delaware Tax-Free New Jersey Fund seeks a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital. Delaware Tax-Free Ohio Fund seeks a high level of current interest income exempt from federal income tax and Ohio state and local taxes, consistent with preservation of capital. Delaware Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal income tax and Pennsylvania state and local taxes, consistent with the preservation of capital.

         Foundation Funds are "fund of funds" which invest in other funds in the Delaware Investments family (referred to as "Underlying Funds"). Delaware Income Portfolio seeks a combination of current income and preservation of capital with capital appreciation by investing primarily in a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. Delaware Balanced Portfolio seeks capital appreciation with current income as a secondary objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. Delaware Growth Portfolio seeks long term capital growth by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds.

         Delaware International Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Delaware Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Delaware Global Equity Fund seeks to achieve long-term total return by investing in global securities that provide the potential for capital appreciation and income. Delaware Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.

         Delaware U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. Delaware Overseas Equity Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. Delaware New Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin.

         Delaware Group Premium Fund, Inc. offers 17 funds available exclusively as funding vehicles for certain insurance company separate accounts. Growth and Income Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. Delchester Series seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Cash Reserve Series seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. DelCap Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware Balanced Series seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. Small Cap Value Series seeks capital appreciation by investing primarily in small-cap common stocks whose market values appear low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. Trend Series seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective. Global Bond Series seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Strategic Income Series seeks high current income and total return by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Devon Series seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. Emerging Markets Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income by investing primarily in convertible securities. Social Awareness Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. REIT Series seeks to achieve maximum long-term total return, with capital appreciation as a secondary objective, by investing in securities of companies primarily engaged in the real estate industry. Aggressive Growth Series seeks long-term capital appreciation. The Series attempts to achieve its investment objective by investing primarily in equity securities of companies which the manager believes have the potential for high earnings growth.

         Delaware U.S. Government Securities Fund seeks to provide a high level of current income consistent with the prudent investment risk by investing in U.S. Treasury bills, notes, bonds, and other obligations issued or unconditionally guaranteed by the full faith and credit of the U.S. Treasury, and repurchase agreements fully secured by such obligations.

         Delaware Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

         Delaware Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware Tax-Free Kansas Fund seeks to provide a high level of current income exempt from federal income tax, the Kansas personal income tax and the Kansas intangible personal property tax, consistent with the preservation of capital. Delaware Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware Tax-Free New Mexico Fund seeks to provide a high level of current income exempt from federal income tax and the New Mexico personal income tax, consistent with the preservation of capital. Delaware Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware Tax-Free Iowa Fund seeks to provide a high level of current income exempt from federal income tax and the Iowa personal income tax, consistent with the preservation of capital. Delaware Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware Minnesota High-Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. Delaware National High-Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital. Delaware Tax-Free Wisconsin Fund seeks to provide a high level of current income exempt from federal income tax and the Wisconsin personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

         Delaware Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital. Delaware Tax-Free North Dakota Fund seeks to provide a high level of current income exempt from federal income tax and the North Dakota personal income tax, consistent with the preservation of capital.

         Delaware Aggressive Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Delaware Growth Stock Fund has an objective of long-term capital appreciation. The Fund seeks to achieve its objective from equity securities diversified among individual companies and industries. Delaware Tax-Efficient Equity Fund seeks to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.

         For more complete information about any of the funds in the Delaware Investments family, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

         Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

APPENDIX C - DESCRIPTION OF  RATINGS

Bonds
      The ratings list below can be further described as follows. For all categories lower than Aaa, Moody's Investors Service, Inc. includes a "1", "2" or "3" following the rating to designate a high, medium or low rating, respectively. Similarly, for all categories lower than AAA, Standard & Poor's Ratings Group and Fitch IBCA, Inc. may add a "+" or "-" following the rating to characterize a higher or lower rating, respectively.

Moody's Investors           Aaa          Highest quality, smallest degree of investment risk.
Service, Inc.               Aa           High quality; together with Aaa bonds, they compose the high-grade bond group
                            A            Upper-medium-grade obligations; many favorable investment attributes.
                            Baa          Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present, but certain protective elements may be lacking or may be unreliable over any great length of time.
                            Ba           More uncertain with speculative elements. Protective of interest and principal payments not well safeguarded in good and bad times.
                            B            Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
                            Caa          Poor standing, may be in default; elements of danger with respect to principal or interest payments.
                            Ca           Speculative in high degree; could be in default or have other marked shortcomings.
                            C            Lowest rated. Extremely poor prospects of ever attaining investment standing.

Standard & Poor's AAA Highest rating; extremely strong capacity to pay principal and interest. Ratings Group AA High quality; very strong capacity to pay principal and interest.

                            A            Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
                            BBB          Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to weakened capacity to pay principal and interest than for higher-rated bonds.
                            BB, B,       Predominantly speculative with respect to the issuer's capacity to meet required
                            CCC,         interest and principal payments. BB-lowest degree of speculation; C-the
                            CC,C         highest degree of speculation. Quality and protective characteristics outweighed by large uncertainties or major risk exposure to adverse conditions.
                            D            In default.
Fitch IBCA, Inc.            AAA          Highest quality; obligor has exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
                            AA           Very high quality; obligor's ability to pay interest and repay principal is very strong. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
                            A            High quality; obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than higher-rated bonds.
                            BBB          Satisfactory credit quality; obligor's ability to pay interest and repay principal is considered adequate. Unfavorable changes in economic conditions and circumstances are more likely to adversely affect these bonds and impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for higher-rated bonds.
                            BB,          Not investment grade; predominantly speculative with respect to the issuer's
                                         CCC, capacity to repay interest and repay principal in accordance with the terms of the
                            CC, C        obligation for bond issues not in default.  BB is the least speculative.  C is the most speculative.

Commercial Paper

Moody's                              S&P                                Fitch
-------                              ---                                -----

P-1          Superior                A-1+       Extremely strong        F-1+     Exceptionally strong quality
             quality                            quality
                                     A-1        Strong quality          F-1      Very strong quality

P-2          Strong quality          A-2        Satisfactory quality    F-2      Good credit quality

P-3          Acceptable quality      A-3        Adequate quality        F-3      Fair quality
                                     B          Speculative quality     F-S      Weak credit quality
                                     C          Doubtful quality

State and Municipal Notes

Moody's                              S&P                                Fitch
-------                              ---                                -----

MIG1/
VMIG1        Best quality            SP1+       Very strong quality     F-1+     Exceptionally strong quality
                                     SP1        Strong grade            F-1      Very strong quality

MIG2/
VMIG2        High quality            SP2        Satisfactory grade      F-2      Good credit quality

MIG3/
VMIG3        Favorable quality                                          F-3      Fair credit quality

MIG4/
VMIG4        Adequate quality


SG           Speculative quality     SP3        Speculative grade       F-S      Weak credit quality

Preferred Stock Rating

Moody's Investors           Aaa          Considered to be a top-quality preferred stock.  This rating indicates good
Service, Inc.                            asset protection and the least risk of dividend impairment within the universe of preferred stocks.
                            Aa           Considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.
                            A            Considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "Aaa" and "Aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.
                            Baa          Considered to be medium-grade, neither highly protected nor poorly secured.
                                         Earnings and asset protection appear adequate at present but may be questionable over any great length of time.
                            Ba           Considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.
                            B            Generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.
                            Caa          Likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.
                            Ca           Speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.
                            C            The lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                                      -197-



Standard & Poor's           AAA          Has the highest rating that may be assigned by Standard& Poor's to a
Ratings Group                            preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.
                            AA           Qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."
                            A            Backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.
                            BBB          Regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.
                            BB, B, CCC   Regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
                             CC          Reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.
                             C           A non-paying issue.
                             D           A non-paying issue with the issuer in default on debt instruments. NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                             NR          Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligaiton as a matter of policy.


                                     PART C

                                Other Information


Item 23.      Exhibits

                    (a)     Agreement and Declaration of Trust.

                            (1) Agreement and Declaration of Trust (December 17, 1998) attached as Exhibit.

                            (2) Certificate of Trust (December 17, 1998) attached as Exhibit.


                    (b) By-Laws. By-Laws (December 17, 1998) attached as Exhibit.

                    (c)     Copies of All Instruments Defining the Rights of
                            Holders.

                            (1) Agreement and Declaration of Trust. Articles III, V and VI of Agreement and Declaration of Trust attached as Exhibit (a)(1).

                            (2) By-Laws. Article II of By-Laws attached as Exhibit (b).

                    (d)     Investment Management Agreement.

                            (1)  Form of Investment Management Agreement
                                 (November 1999) between Delaware Management
                                 Company and the Registrant attached as Exhibit.

                    (e)     (1)  Distribution Agreement.

                                 (i)  Form of Distribution Agreement (November
                                      1999) between Delaware Distributors, L.P.
                                      and the Registrant on behalf of each
                                      Series incorporated into this filing by
                                      reference to Post-Effective Amendment No.
                                      18 filed August 28, 1997.

                            (2) Administration and Service Agreement. Form of Administration and Service Agreement (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 18 filed August 28, 1997.

                            (3) Dealer's Agreement. Dealer's Agreement (as amended November, 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 18 filed August 28, 1997.

                            (4) Mutual Fund Agreement for the Delaware Group of Funds (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 18 filed August 28, 1997.

                    (f)     Inapplicable.

                    (g)     Custodian Agreement.

                            (1) Form of Custodian Contract with Norwest Bank Minnesota N.A. (November 1999) incorporated into this filing by reference to Post-Effective Amendment No. 14 filed November 12, 1996.

                    (h)     Other Material Contracts.

                            (1)  Form of Shareholder Services Agreement
                                 (November 1999) between Delaware Service
                                 Company, Inc. and the Registrant on behalf of each Fund (Module) incorporated into this filing by reference to Post- Effective Amendment No. 18 filed August 28, 1997.

                            (2)  Form of Fund Accounting Agreement (November
                                 1999) between Delaware Service Company, Inc.
                                 and the Registrant on behalf of each Fund
                                 (Module) incorporated into this filing by reference to Post- Effective Amendment No. 18 filed August 28, 1997.

                    (i)     Opinion of Counsel.  Attached as Exhibit.

                    (j)     Consent of Auditors. To be filed by Amendment.

                    (k)     Inapplicable.

                    (l) Letter of Investment Intent incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on August 27, 1993.

                    (m)     Plan under Rule 12b-1.

                            (1) Form of Plan under Rule 12b-1 for Class A, B and C Shares (November 1999) incorporated into this filing by reference to Post-Effective Amendment No. 8 filed April 30, 1996.

                    (n)     Plan under Rule 18f-3.

                            (1) Form of Plan under Rule 18f-3 (November 1999) incorporated into this filing by reference to Post-Effective Amendment No. 19 filed April 29, 1998.

                    (o)     Other: Trustees' Powers of Attorney.  Attached as
                            Exhibit.

Item 24.   Persons Controlled by or under Common Control with Registrant.  None.

Item 25.   Indemnification.  Article VI of the By-Laws attached as Exhibit (b).

Item 26.   Business and Other Connections of Investment Adviser.

         Delaware Management Company, a series of Delaware Management Business Trust, (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Delaware Group Income Funds, Delaware

Group Limited-Term Government Funds, Inc., Delaware Group Tax-Free Fund, Delaware Group State Tax- Free Income Trust, Delaware Group Tax-Free Money Fund, Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Inc., Voyageur Intermediate Tax-Free Funds, Voyageur Tax-Free Funds, Voyageur Funds, Inc., Voyageur Insured Funds, Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as directors/trustees of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

         (a) The following persons serving as directors or officers of the Manager have held the following positions during the past two years:


------------------------------------------------------------------------------------------------------------------------------------
Name and                Positions and Offices with Delaware Management Company and its affiliates
Principal Business      and other Positions and Offices Held
Address*
------------------------------------------------------------------------------------------------------------------------------------
David K. Downes         President of Delaware Management Company (a series of Delaware Management Business Trust);
                        Executive Vice President, Chief Operating Officer and Chief Financial Officer of Delaware
                        Management Holdings, Inc.; Executive Vice President, Chief Operating Officer, Chief Financial
                        Officer and Director of DMH Corp.;  Executive Vice President, Chief Operating Officer, Chief
                        Financial Officer and Director of Delvoy, Inc.; President and Director of Delaware Management
                        Company, Inc.; Executive Vice President, Chief Operating Officer, Chief Financial Officer and
                        Trustee of Delaware Management Business Trust; Executive Vice President, Chief Operating
                        Officer and Chief Financial Officer of Delaware Investment Advisers (a series of Delaware
                        Management Business Trust); Chairman, President, Chief Executive Officer and Director of
                        Delaware Service Company, Inc.; President, Chief Executive Officer and Director of Delaware
                        Capital Management, Inc.; Chairman and Director of Retirement Financial Services, Inc.;
                        Chairman and Director of Delaware Management Trust Company; Executive Vice President, Chief
                        Operating Officer, Chief Financial Officer and Director of Delaware Distributors, Inc.; Executive
                        Vice President, Chief Operating Officer and Chief Financial Officer of Delaware Distributors, L.P.;
                        President, Chief Operating Officer, Chief Financial Officer and Director of Delaware International
                        Holdings Ltd.; Director of Delaware International Advisers Ltd.; Executive Vice President, Chief
                        Operating Officer, Chief Financial Officer and Director of Founders Holdings, Inc.; Executive Vice
                        President, Chief Operating Officer and Chief Financial Officer of Founders CBO Corporation;
                        President, Chief Executive Officer, Chief Operating Officer, Chief Financial Officer and
                        Director/Trustee of each fund in the Delaware Investments family.

                        Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton Place, Newtown Square, PA
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Flannery     Executive Vice President and General Counsel of Delaware Management Company (a series of Delaware
                        Management Business Trust); Executive Vice President and General Counsel of Delaware Management
                        Holdings, Inc.; Executive Vice President, General Counsel and Director of DMH Corp.; Executive Vice
                        President, General Counsel and Director of Delvoy, Inc.; Executive Vice President, General Counsel and
                        Director of Delaware Management Company, Inc.; Executive Vice President, General Counsel and Trustee
                        of Delaware Management Business Trust; Executive Vice President and General Counsel of Delaware
                        Investment Advisers (a series of Delaware Management Business Trust); Executive Vice President, General
                        Counsel and Director of Delaware Service Company, Inc.; Executive Vice President, General Counsel and
                        Director of Delaware Capital Management, Inc.; Executive Vice President, General Counsel and Director of
                        Retirement Financial Services, Inc.; Executive Vice President, General Counsel and Director of Delaware
                        Management Trust Company; Executive Vice President, General Counsel and Director of Delaware
                        Distributors, Inc.; Executive Vice President and General Counsel of Delaware Distributors, L.P.; Executive
                        Vice President, General Counsel and Director of Delaware International Holdings Ltd.; Director of Delaware
                        International Advisers Ltd.; Executive Vice President, General Counsel and Director of Founders Holdings,
                        Inc.; Executive Vice President and General Counsel of Founders CBO Corporation; Executive Vice
                        President and General Counsel of each fund in the Delaware Investments family.

                        Director, HYPPCO Finance Company Ltd.

                        Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA; Director and Member of
                        Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA
------------------------------------------------------------------------------------------------------------------------------------
Richard G. Unruh        Executive Vice President, Chief Investment Officer/ DMC Equity of Delaware Management Company (a
                        series of Delaware Management Business Trust); Executive Vice President of Delaware Management
                        Holdings, Inc.; Executive Vice President and Trustee of Delaware Management Business Trust; Chief
                        Executive Office, Chief Investment Officer/DIA Equity of Delaware Investment Advisers (a series of
                        Delaware Management Business Trust; Executive Vice President of Delaware Capital Management, Inc.;
                        Director of Delaware Investment Advisers Ltd.; Executive Vice President, Chief Investment Officer/Equity
                        of each fund in the Delaware Investments family.

                        Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since 1989, 2040 Market
                        Street, Philadelphia, PA; Board of Directors, Chairman of Finance Committee, AAA Mid Atlantic, Inc. since
                        1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom
                        Drive, Reston, VA
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Name and                Positions and Offices with Delaware Management Company and its affiliates
Principal Business      and other Positions and Offices Held
Address*
------------------------------------------------------------------------------------------------------------------------------------
Douglas L. Anderson     Senior Vice President/Operations of Delaware Management Company (a series of Delaware Management Business
                        Trust; Senior Vice President/Operations of Delaware Service Company, Inc.; Senior Vice President/Operations
                        of Retirement Financial Services, Inc.; Senior Vice President/Operations of Delaware Management Trust
                        Company.
------------------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof       Senior Vice President, Treasurer/Investment Accounting of Delaware Management Company (a series of
                        Delaware Management Business Trust); Senior Vice President, Treasurer/Investment Accounting of
                        Delaware Investment Advisers (a series of Delaware Management Business Trust); Senior Vice
                        President/Investment Accounting of Delaware Service Company, Inc.;  Senior Vice President/Investment
                        Accounting of Delaware Capital Management, Inc.; Senior Vice President, Treasurer/Investment Accounting
                        of Delaware Distributors, L.P.; Senior Vice President, Manager of Investment Accounting of Delaware
                        International Holdings Ltd.; Senior Vice President, Treasurer/Investment Accounting of Founders Holdings,
                        Inc.; Senior Vice President and Assistant Treasurer of Founders CBO Corporation; Senior Vice President
                        and Treasurer of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Robert J. DiBraccio     Senior Vice President/Head of Equity Trading of Delaware Management Company (a series of Delaware Management
                        Business Trust); Senior Vice President/Head of Equity Trading of Delaware Investment Advisers (a series of
                        Delaware Management Business Trust); Senior Vice President/Head of Equity Trading of Delaware Capital
                        Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
John B. Fields          Senior Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware
                        Management Business Trust); Trustee of Delaware Management Business Trust; Senior Vice President/Senior
                        Portfolio Manager of Delaware Investment Advisers (a series of Delaware Management Business Trust); Senior
                        Vice President/Senior Portfolio Manager of Delaware Capital Mangement, Inc.; Senior Vice President/Senior
                        Portfolio Manager of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Susan L. Hanson         Senior Vice President/Global Marketing and Client Services of Delaware Management Company  (a series of
                        Delaware Management Business Trust); Senior Vice President/Global Marketing and Client Services of
                        Delaware Investment Advisers (a series of Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
Joseph H. Hastings      Senior Vice President/Treasurer/Corporate Controller of  Delaware Management Company  (a series of
                        Delaware Management Business Trust); Senior Vice President/Treasurer/Corporate Controller of Delaware
                        Management Holdings, Inc.; Senior Vice President/Treasurer/Corporate Controller of DMH Corp; Senior
                        Vice President/Treasurer/Corporate Controller of Delvoy, Inc.; Senior Vice President/Treasurer/Corporate
                        Controller of Delaware Management Company, Inc.; Senior Vice President/Treasurer/Corporate Controller
                        of Delaware Management Business Trust; Senior Vice President/Treasurer/Corporate Controller of Delaware
                        Service Company, Inc.; Senior Vice President/Treasurer/Corporate Controller of Delaware Capital
                        Management, Inc.; Senior Vice President/Treasurer/Corporate Controller of Retirement Financial Services,
                        Inc.; Executive Vice President/Corporate Controller/Treasurer of Delaware Management Trust Company;
                        Senior Vice President/Treasurer/Corporate Controller of Delaware Distributors, L.P.; Senior Vice
                        President/Treasurer/Corporate Controller of Delaware International Holdings; Senior Vice
                        President/Treasurer/Corporate Controller of Founders Holdings, Inc.; Senior Vice President/ Assistant
                        Treasurer Founders CBO Corporation; Senior Vice President/Corporate Controller of each fund in the
                        Delaware Investments family
------------------------------------------------------------------------------------------------------------------------------------
Joanne O. Hutcheson     Senior Vice President/Human Resources of  Delaware Management Company  (a series of Delaware
                        Management Business Trust); Senior Vice President/Human Resources of  Delaware Management Holdings,
                        Inc.; Senior Vice President/Human Resources of  DMH Corp.; Senior Vice President/Human Resources of
                        Delvoy, Inc.; Senior Vice President/Human Resources of  Delaware Management Company, Inc.; Senior
                        Vice President/Human Resources of  Delaware Management Business Trust; Senior Vice President/Human
                        Resources of  Delaware Investment Advisers (a series of Delaware Management Business Trust); Senior
                        Vice President/Human Resources of  Delaware Service Company, Inc.; Senior Vice President/Human
                        Resources of  Delaware Capital Management, Inc.; Senior Vice President/Human Resources of  Delaware
                        Retirement Financial Services, Inc.; Senior Vice President/Human Resources of  Delaware Management
                        Trust Company; Senior Vice President/Human Resources of  Delaware Distributors, Inc.; Senior Vice
                        President/Human Resources of  Delaware Distributors, L.P.; Senior Vice President/Human Resources of
                        each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Name and                Positions and Offices with Delaware Management Company and its affiliates
Principal Business      and other Positions and Offices Held
Address*
------------------------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro     Senior Vice President, Assistant Secretary and Deputy General Counsel of Delaware Management Company
                        (a series of Delaware Management Business Trust); Senior Vice President, Assistant Secretary and Deputy
                        General Counsel of Delaware Management Holdings, Inc.; Senior Vice President, Assistant Secretary and
                        Deputy General Counsel of  DMH Corp.; Senior Vice President, Assistant Secretary and Deputy General
                        Counsel of Delvoy, Inc.; Senior Vice President, Assistant Secretary and Deputy General Counsel of
                        Delaware Management Company, Inc.; Senior Vice President, Assistant Secretary and Deputy General
                        Counsel of Delaware Management Business Trust; Senior Vice President, Assistant Secretary and Deputy
                        General Counsel of Delaware Investment Advisers (a series of Delaware Management Business Trust);
                        Senior Vice President, Assistant Secretary and Deputy General Counsel of Delaware Service Company, Inc.;
                        Senior Vice President, Assistant Secretary and Deputy General Counsel of Delaware Capital Management,
                        Inc.; Senior Vice President, Assistant Secretary and Deputy General Counsel of Retirement Financial
                        Services, Inc.; Senior Vice President, Assistant Secretary and Deputy General Counsel of Delaware
                        Distributors, Inc.; Senior Vice President, Assistant Secretary and Deputy General Counsel of Delaware
                        Distributors, L.P.; Senior Vice President, Secretary and Deputy General Counsel of Delaware International
                        Holdings Ltd.; Senior Vice President, Assistant Secretary and Deputy General Counsel of Founders
                        Holdings, Inc.; Secretary of Founders CBO Corporation; Senior Vice President, Assistant Secretary and
                        Deputy General Counsel of each fund in the Delaware Investments family.

                        General Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA.
------------------------------------------------------------------------------------------------------------------------------------
Eric E. Miller          Senior Vice President, Assistant Secretary and Deputy General Counsel of Delaware Management Company
                        (a series of Delaware Management Business Trust); Senior Vice President, Assistant Secretary and Deputy
                        General Counsel of Delaware Management Holdings, Inc.; Senior Vice President, Assistant Secretary and
                        Deputy General Counsel of  DMH Corp.; Senior Vice President, Assistant Secretary and Deputy General
                        Counsel of Delvoy, Inc.; Senior Vice President, Assistant Secretary and Deputy General Counsel of
                        Delaware Management Company, Inc.; Senior Vice President, Assistant Secretary and Deputy General
                        Counsel of Delaware Management Business Trust; Senior Vice President, Assistant Secretary and Deputy
                        General Counsel of Delaware Investment Advisers (a series of Delaware Management Business Trust);
                        Senior Vice President, Assistant Secretary and Deputy General Counsel of Delaware Service Company, Inc.;
                        Senior Vice President, Assistant Secretary and Deputy General Counsel of Delaware Capital Management,
                        Inc.; Senior Vice President, Assistant Secretary and Deputy General Counsel of Retirement Financial
                        Services, Inc.; Senior Vice President, Assistant Secretary and Deputy General Counsel of Delaware
                        Distributors, Inc.; Senior Vice President, Assistant Secretary and Deputy General Counsel of Delaware
                        Distributors, L.P.; Senior Vice President, Assistant Secretary and Deputy General Counsel of Founders
                        Holdings, Inc.; Senior Vice President, Secretary and Deputy General Counsel of each fund in the Delaware
                        Investments family.
------------------------------------------------------------------------------------------------------------------------------------
James L. Shields        Senior Vice President, Chief Information Officer of Delaware Management Company (a series of Delaware
                        Management Business Trust); Senior Vice President, Chief Information Officer of Delaware Investment
                        Advisers (a series of Delaware Management Business Trust); Senior Vice President, Chief Information
                        Officer of Delaware Service Company, Inc.; Senior Vice President, Chief Information Officer of Delaware
                        Capital Management Company, Inc.; Senior Vice President, Chief Information Officer of Retirement
                        Financial Services, Inc.; Senior Vice President, Chief Information Officer of Delaware Distributors, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Christopher S. Adams    Vice President/Business Manager, Equity of Delaware Management Company (a series of Delaware
                        Management Business Trust); Vice President/Business Manager, Equity of Delaware Investment Advisers (a
                        series of Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
Robert L. Arnold        Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware Management Business
                        Trust); Vice President/Portfolio Manager of Delaware Investment Advisers (a series of Delaware Management
                        Business Trust); Vice President/Portfolio Manager of Delaware Capital Management, Inc., Vice
                        President/Portfolio Manager of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Marshall T. Bassett(1)  Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware Management Business
                        Trust); Vice President/Portfolio Manager of Delaware Investment Advisers (a series of Delaware Management
                        Business Trust); Vice President/Portfolio Manager of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Christopher S. Beck(2)  Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
                        Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                        Delaware Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware
                        Investments family.

                        Trustee of New Castle County Pension Board since October 1992, Wilmington DE.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Name and                Positions and Offices with Delaware Management Company and its affiliates
Principal Business      and other Positions and Offices Held
Address*
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Beister      Vice President/Trading Operations of Delaware Management Company (a series of Delaware Management
                        Business Trust)
------------------------------------------------------------------------------------------------------------------------------------
Lisa O. Brinkley        Vice President/Compliance Director of Delaware Management Company (a series of Delaware Management
                        Business Trust); Vice President/Compliance Director of Delaware Management Holdings, Inc.;Vice
                        President/Compliance Director of DMH Corp.;Vice President/Compliance Director of Delvoy, Inc.;Vice
                        President/Compliance Director of Delaware Management Company, Inc.;Vice President/Compliance
                        Director of Delaware Management Business Trust; Vice President/Compliance Director of Delaware
                        Investment Advisers (a series of Delaware Management Business Trust);Vice President/Compliance Director
                        of Delaware Service Company, Inc.;Vice President/Compliance Director of Delaware Capital Management,
                        Inc.;Vice President/Compliance Director of Retirement Financial Services, Inc.; Vice President/Compliance
                        Director/Assistant Secretary of Delaware Management Business Trust; Vice President/Compliance Director
                        of Delaware Distributors, Inc.;Vice President/Compliance Director of Delaware Distributors, L.P.;Vice
                        President/Compliance Director of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
MaryEllen M. Carrozza   Vice President/Client Services of Delaware Management Company (a series of Delaware Management Business
                        Trust);Vice President/Client Services of Delaware Investment Advisers (a series of Delaware Management
                        Business Trust);Vice President/Client Services of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Stephen R. Cianci       Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware Management Business
                        Trust); Vice President/Portfolio Manager of Delaware Investment Advisers (a series of Delaware Management
                        Business Trust); Vice President/Portfolio Manager of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Mitchell L. Conery(3)   Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
                        Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                        Delaware Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware
                        Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Timothy G. Connors      Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
                        Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                        Delaware Management Business Trust).
------------------------------------------------------------------------------------------------------------------------------------
Patrick P. Coyne        Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
                        Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                        Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Delaware Capital Management,
                        Inc.; Vice President/Senior Portfolio Manager of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Nancy M. Crouse         Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
                        Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                        Delaware Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware
                        Investments family.
------------------------------------------------------------------------------------------------------------------------------------
George E. Deming        Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
                        Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                        Delaware Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware
                        Investments family.
------------------------------------------------------------------------------------------------------------------------------------
James P. Dokas(4)       Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware Management Business
                        Trust); Vice President/Portfolio Manager of Delaware Investment Advisers (a series of Delaware Management
                        Business Trust); Vice President/ Portfolio Manager of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Michael J. Dugan        Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
                        Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                        Delaware Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware
                        Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Roger A. Early          Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
                        Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                        Delaware Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware
                        Investments family.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Name and                Positions and Offices with Delaware Management Company and its affiliates
Principal Business      and other Positions and Offices Held
Address*
------------------------------------------------------------------------------------------------------------------------------------
Joel A. Ettinger(5)     Vice President/Taxation of Delaware Management Company (a series of Delaware Management Business
                        Trust);Vice President/Taxation of Delaware Management Holdings, Inc.;Vice President/Taxation of DMH
                        Corp.;Vice President/Taxation of Delvoy, Inc.; Vice President/Taxation of Delaware Management Company,
                        Inc.;Vice President/Taxation of Delaware Management Business Trust; Vice President/Taxation of Delaware
                        Investment Advisers (a series of Delaware Management Business Trust);Vice President/Taxation of
                        Delaware Service Company, Inc.;Vice President/Taxation of Delaware Capital Management, Inc.;Vice
                        President/Taxation of Retirement Financial Services, Inc.;Vice President/Taxation of Delaware Distributors,
                        Inc.;Vice President/Taxation of Delaware Distributors, L.P.;Vice President/Taxation of Founders Holdings,
                        Inc.; Vice President/Taxation of Founders CBO Corporation; Vice President/Taxation of each fund in the
                        Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Gerald S. Frey          Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
                        Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                        Delaware Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware
                        Investments family.
------------------------------------------------------------------------------------------------------------------------------------
James A. Furgele        Vice President/Investment Accounting of Delaware Management Company (a series of Delaware Management
                        Business Trust);Vice President/Investment Accounting of Delaware Investment Advisers (a series of Delaware
                        Management Business Trust); Vice President/Investment Accounting of Delaware Service Company, Inc.;Vice
                        President/Investment Accounting of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Stuart M. George        Vice President/Equity Trading of Delaware Management Company (a series of Delaware Management Business
                        Trust);Vice President/Equity Trading of Delaware Investment Advisers (a series of Delaware Management
                        Business Trust).
------------------------------------------------------------------------------------------------------------------------------------
Paul Grillo             Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware Management Business
                        Trust); Vice President/Portfolio Manager of Delaware Investment Advisers (a series of Delaware Management
                        Business Trust); Vice President/Portfolio Manager of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Brian T. Hannon         Vice President of Delaware Management Company (a series of Delaware Management Business Trust); Vice
                        President of Delaware Investment Advisers (a series of Delaware Management Business Trust); Vice
                        President/Senior Portfolio Manager of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
John A. Heffern(6)      Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware Management Business
                        Trust); Vice President/Portfolio Manager of Delaware Investment Advisers (a series of Delaware Management
                        Business Trust); Vice President/Portfolio Manager of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Elizabeth H. Howell(7)  Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
                        Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                        Delaware Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware
                        Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey Hynoski         Vice President/Analyst of Delaware Management Company (a series of Delaware Management Business Trust);Vice
                        President/Analyst of Delaware Investment Advisers (a series of Delaware Management Business Trust);Vice
                        President/Analyst of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Cynthia Isom            Vice President/Portfolio Manager of Delaware Management Company (a series of Delaware Management Business
                        Trust); Vice President/Portfolio Manager of Delaware Investment Advisers (a series of Delaware Management
                        Business Trust); Vice President/Portfolio Manager of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Karina J. Ivstan        Vice President/Strategic Planning of Delaware Management Company (a series of Delaware Management
                        Business Trust); Vice President/Strategic Planning of Delaware Management Holdings, Inc.;Vice
                        President/Strategic Planning of Delaware Management Business Trust; Senior Vice President, Assistant
                        Secretary and Deputy General Counsel of Delaware Investment Advisers (a series of Delaware Management
                        Business Trust); Vice President/Strategic Planning of Delaware Service Company, Inc.;Vice
                        President/Strategic Planning of Delaware Capital Management, Inc.; Vice President/Strategic Planning of
                        Retirement Financial Services, Inc.; Vice President/Strategic Planning of Delaware Management Trust
                        Company; Vice President/Strategic of Delaware Distributors, L.P.; Vice President/Strategic Planning of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Audrey E. Kohart        Vice President/Assistant Controller/Corporate Accounting of Delaware Management Company (a series of
                        Delaware Management Business Trust)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Name and                Positions and Offices with Delaware Management Company and its affiliates
Principal Business      and other Positions and Offices Held
Address*
------------------------------------------------------------------------------------------------------------------------------------
Steven T. Lampe         Vice President/Research Analyst of Delaware Management Company (a series of Delaware Management Business
                        Trust); Vice President/Portfolio Manager of Delaware Investment Advisers (a series of Delaware Management
                        Business Trust); Vice President/Portfolio Manager of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Philip Y. Lin           Vice President, Assistant Secretary and Associate General Counsel of Delaware Management Company (a
                        series of Delaware Management Business Trust); Vice President, Assistant Secretary and Associate General
                        Counsel of Delaware Investment Advisers (a series of Delaware Management Business Trust);Vice
                        President, Assistant Secretary and Associate General Counsel of Delaware Service Company, Inc.;Vice
                        President, Assistant Secretary and Associate General Counsel of Delaware Capital Management, Inc.;Vice
                        President, Assistant Secretary and Associate General Counsel of Retirement Financial Services, Inc.; Vice
                        President, Assistant Secretary and Associate General Counsel of Delaware Management Trust Company;
                        Vice President, Assistant Secretary and Associate General Counsel of Delaware Distributors, L.P.;Vice
                        President, Assistant Secretary and Associate General Counsel of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Michael D. Mabry        Vice President, Assistant Secretary and Associate General Counsel of Delaware Management Company (a
                        series of Delaware Management Business Trust); Vice President, Assistant Secretary and Associate General
                        Counsel of Delaware Investment Advisers (a series of Delaware Management Business Trust);Vice
                        President, Assistant Secretary and Associate General Counsel of Delaware Service Company, Inc.;Vice
                        President, Assistant Secretary and Associate General Counsel of Delaware Capital Management, Inc.;Vice
                        President, Assistant Secretary and Associate General Counsel of Retirement Financial Services, Inc.; Vice
                        President, Assistant Secretary and Associate General Counsel of Delaware Distributors, L.P.; Vice President,
                        Assistant Secretary and Associate General Counsel of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Paul A. Matlack         Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
                        Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                        Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Founders Holdings, Inc.,
                        President and Director of Founders CBO Corporation; Vice President/Senior Portfolio Manager of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Andrew M. McCullagh,    Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware
Jr(8)                   Management Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a
                        series of Delaware Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the
                        Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Francis X. Morris       Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
                        Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                        Delaware Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware
                        Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Gerald T. Nichols       Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
                        Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                        Delaware Management Business Trust); Vice President/Senior Portfolio Manager of Founders Holdings, Inc.,
                        Treasurer, Assistant Secretary and Director of Founders CBO Corporation; Vice President/Senior Portfolio
                        Manager of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Robert A Norton, Jr.    Vice President/Research Analyst of Delaware Management Company (a series of Delaware Management
                        Business Trust); Vice President/Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                        Management Business Trust).
------------------------------------------------------------------------------------------------------------------------------------
David P. O'Connor       Vice President, Assistant Secretary and Associate General Counsel of Delaware Management Company (a
                        series of Delaware Management Business Trust); Vice President, Assistant Secretary and Associate General
                        Counsel of Delaware Investment Advisers (a series of Delaware Management Business Trust);Vice
                        President, Assistant Secretary and Associate General Counsel of Delaware Service Company, Inc.;Vice
                        President, Assistant Secretary and Associate General Counsel of Delaware Capital Management, Inc.;Vice
                        President, Assistant Secretary and Associate General Counsel of Retirement Financial Services, Inc.; Vice
                        President, Assistant Secretary and Associate General Counsel of Delaware Distributors, L.P.; Vice President,
                        Assistant Secretary and Associate General Counsel of each fund in the Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Gary A. Reed            Vice President/Senior Portfolio Manager of Delaware Management Company (a series of Delaware Management
                        Business Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of
                        Delaware Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware
                        Investments family.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Name and                Positions and Offices with Delaware Management Company and its affiliates
Principal Business      and other Positions and Offices Held
Address*
------------------------------------------------------------------------------------------------------------------------------------
Richard Salus           Vice President/Assistant Controller of Delaware Management Company (a series of Delaware Management Business
                        Trust); Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                        Management Business Trust); Vice President/Assistant Controller of Delaware Management Trust Company; Vice
                        President/Assistant Controller of Delaware International Holdings Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Richard D. Siedel       Vice President/Assistant Controller/Manager Payroll of Delaware Management Company (a series of
                        Delaware Management Business Trust).
------------------------------------------------------------------------------------------------------------------------------------
Alan R. Stuart          Vice President/Trading of Delaware Management Company (a series of Delaware Management Business Trust); Vice
                        President/Trading of Delaware Investment Advisers (a series of Delaware Management Business Trust).
------------------------------------------------------------------------------------------------------------------------------------
Michael T. Taggart      Vice President/Facilities and Administration Services of Delaware Management Company (a series of Delaware
                        Management Business Trust);Vice President/Facilities and Administration Services of Delaware Investment
                        Advisers (a series of Delaware Management Business Trust); Vice President/Facilities and Administration
                        Services of Delaware Service Company, Inc.;Vice President/Facilities and Administration Services of Delaware
                        Distributors, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Trottman      Vice President/Senior Corporate Bond Analyst of Delaware Management Company (a series of Delaware Management
                        Business Trust); Vice President/Senior Corporate Bond Analyst of Delaware Investment Advisers (a series of
                        Delaware Management Business Trust); Vice President/Senior Corporate Bond Analyst of each fund in the
                        Delaware Investments family.
------------------------------------------------------------------------------------------------------------------------------------
Lori P. Wachs           Vice President/Assistant Portfolio Manager of Delaware Management Company (a series of Delaware Management
                        Business Trust);Vice President/Assistant Portfolio Manager of Delaware Investment Advisers (a series of
                        Delaware Management Business Trust);Vice President/Assistant Portfolio Manager of each fund in the Delaware
                        Investments family.
------------------------------------------------------------------------------------------------------------------------------------

*Business Address is 1818 Market Street, Philadelphia, PA 19103.


--------------------------------------------------------------------------------
(1)  VICE PRESIDENT, Morgan Stanley Asset Management prior to March 1997.
(2)  SENIOR PORTFOLIO MANAGER, Pitcairn Trust Company prior to May 1997.
(3)  INVESTMENT OFFICER, Travelers Insurance prior to January 1997.
(4)  DIRECTOR OF TRUST INVESTMENTS, Bell Atlantic Corporation prior to
     February 1997.
(5)  TAX PRINCIPAL, Ernst & Young LLP prior to April 1998.
(6) SENIOR VICE PRESIDENT, EQUITY RESEARCH, NatWest Securities Corporation prior to March 1997.
(7)  SENIOR PORTFOLIO MANAGER, Voyageur Fund Managers, Inc. prior to May 1997.
(8) SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER, Voyageur Asset Management LLC prior to May 1997.
--------------------------------------------------------------------------------

Item 27.  Principal Underwriters.

                        (a) Delaware Distributors, L.P. serves as principal
                            underwriter for all the mutual funds in the Delaware Investments family.

                        (b) Information with respect to each director, officer
                            or partner of principal underwriter:

----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business               Positions and Offices with                Positions and Offices with
Address*                                  Underwriter                               Registrant
----------------------------------------------------------------------------------------------------------------------------------
Delaware Distributors, Inc.               General Partner                           None
----------------------------------------------------------------------------------------------------------------------------------
Delaware Investment Advisers              Limited Partner                           None
----------------------------------------------------------------------------------------------------------------------------------
Delaware Capital Management, Inc.         Limited Partner                           None
----------------------------------------------------------------------------------------------------------------------------------
Bruce D. Barton                           President and Chief Executive Officer     None
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business               Positions and Offices with                Positions and Offices with
Address*                                  Underwriter                               Registrant
----------------------------------------------------------------------------------------------------------------------------------
David K. Downes                           Executive Vice President/Chief Operating  President/Chief Executive Officer/Chief
                                          Officer/Chief Financial Officer           Operating Officer/Chief Financial
                                                                                    Officer/Director/Trustee
----------------------------------------------------------------------------------------------------------------------------------
Richard J. Flannery                       Executive Vice President/General Counsel  Executive Vice President/General Counsel
----------------------------------------------------------------------------------------------------------------------------------
Diane M. Anderson                         Senior Vice President/Retirement          None
                                          Operations
----------------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof                         Senior Vice President/Treasurer/          Senior Vice President/Treasurer
                                          Investment Accounting
----------------------------------------------------------------------------------------------------------------------------------
Daniel J. Brooks III                      Senior Vice President/Wholesaler          None
----------------------------------------------------------------------------------------------------------------------------------
Terrence P. Cunningham                    Senior Vice President/National Sales      None
                                          Director, Financial Institutions
----------------------------------------------------------------------------------------------------------------------------------
Stephen J. Deangelis                      Senior Vice President/National Sales,     None
                                          Managed Account Services
----------------------------------------------------------------------------------------------------------------------------------
Joseph H. Hastings                        Senior Vice President/Treasurer/Corporate Senior Vice President/Corporate Controller
                                          Controller
----------------------------------------------------------------------------------------------------------------------------------
Joanne O. Hutcheson                       Senior Vice President/Human Resources     Senior Vice President/Human Resources
----------------------------------------------------------------------------------------------------------------------------------
Bradley L. Kolstoe                        Senior Vice President/Western Division    None
                                          Sales, IPI Channel
----------------------------------------------------------------------------------------------------------------------------------
Richelle S. Maestro                       Senior Vice President/Deputy General      Senior Vice President/Deputy General
                                          Counsel/Assistant Secretary               Counsel/Assistant Secretary
----------------------------------------------------------------------------------------------------------------------------------
Mac Macaulliffe                           Senior Vice President/Divisional Sales    None
                                          Manager
----------------------------------------------------------------------------------------------------------------------------------
J Chris Meyer                             Senior Vice President/Director, Product   None
                                          Management
----------------------------------------------------------------------------------------------------------------------------------
Eric E. Miller                            Senior Vice President/Deputy General      Senior Vice President/Deputy General
                                          Counsel/Assistant Secretary               Counsel/Secretary
----------------------------------------------------------------------------------------------------------------------------------
Stephen C. Nell                           Senior Vice President/National Retirement None
                                          Sales
----------------------------------------------------------------------------------------------------------------------------------
Henry W. Orvin                            Senior Vice President/Eastern Division    None
                                          Sales
----------------------------------------------------------------------------------------------------------------------------------
Christopher H. Price                      Senior Vice President/Channel Manager     None
----------------------------------------------------------------------------------------------------------------------------------
Thomas E. Sawyer                          Senior Vice President/Director, National  None
                                          Sales
----------------------------------------------------------------------------------------------------------------------------------
James L. Shields                          Senior Vice President/Chief Information   None
                                          Officer
----------------------------------------------------------------------------------------------------------------------------------
Richard P. Allen                          Vice President/Wholesaler, Midwest        None
----------------------------------------------------------------------------------------------------------------------------------
David P. Anderson, Jr.                    Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------------
Jeffrey H. Arcy                           Vice President/Wholesaler, South East     None
                                          Region
----------------------------------------------------------------------------------------------------------------------------------
Patrick A. Bearss                         Vice President/Wholesaler - Midwest       None
----------------------------------------------------------------------------------------------------------------------------------
Gabriella Bercze                          Vice President/Wholesaler, Financial      None
                                          Institution
----------------------------------------------------------------------------------------------------------------------------------
Denise D. Bradley                         Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------------
Larry Bridwell                            Vice President/Financial Institutions     None
                                          Wholesaler
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business               Positions and Offices with                Positions and Offices with
Address*                                  Underwriter                               Registrant
----------------------------------------------------------------------------------------------------------------------------------
Lisa O. Brinkley                          Vice President/Compliance Director        Vice President/Compliance Director
----------------------------------------------------------------------------------------------------------------------------------
Terrance L. Bussard                       Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------------
Daniel H. Carlson                         Vice President/Marketing Services         None
----------------------------------------------------------------------------------------------------------------------------------
Larry Carr                                Vice President/VA Sales Manager           None
----------------------------------------------------------------------------------------------------------------------------------
William S. Carroll                        Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------------
Matthew Coldren                           Vice President/National Accounts          None
----------------------------------------------------------------------------------------------------------------------------------
Patrick A Connelly                        Vice President/RIA Sales                  None
----------------------------------------------------------------------------------------------------------------------------------
Jessie V. Emery                           Vice President/Marketing Communications   None
----------------------------------------------------------------------------------------------------------------------------------
Joel A. Ettinger                          Vice President/Taxation                   Vice President/Taxation
----------------------------------------------------------------------------------------------------------------------------------
Susan T. Friestedt                        Vice President/Retirement Services        None
----------------------------------------------------------------------------------------------------------------------------------
Douglan R. Glennon                        Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------------
Darryl S. Grayson                         Vice President/Director, Internal Sales   None
----------------------------------------------------------------------------------------------------------------------------------
Rhonda J. Guido                           Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------------
Ronald A. Haimowitz                       Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------------
Edward J. Hecker                          Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------------
John R. Herron                            Vice President/VA Wholesaler              None
----------------------------------------------------------------------------------------------------------------------------------
Dinah J. Huntoon                          Vice President/Product Manager, Equities  None
----------------------------------------------------------------------------------------------------------------------------------
Karina J. Istvan                          Vice President/Strategic Planning         None
----------------------------------------------------------------------------------------------------------------------------------
Chirstopher L. Johnston                   Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------------
Michael J. Jordan                         Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------------
Carolyn Kelly                             Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------------
Richard M. Koerner                        Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------------
Ellen M. Krott                            Vice President/Marketing                  None
----------------------------------------------------------------------------------------------------------------------------------
John Leboeuf                              Vice President/VA Wholesaler              None
----------------------------------------------------------------------------------------------------------------------------------
SooHee Lee                                Vice President/Fixed Income &             None
                                          International Product Management
----------------------------------------------------------------------------------------------------------------------------------
Philip Y. Lin                             Vice President/Associate General          Vice President/Associate General
                                          Counsel/Assistant Secretary               Counsel/Assistant Secretary
----------------------------------------------------------------------------------------------------------------------------------
John R. Logan                             Vice President/Wholesaler, Financial      None
                                          Institutions
----------------------------------------------------------------------------------------------------------------------------------
Michael D. Mabry                          Vice President/Associate General          Vice President/Associate General
                                          Counsel/Assistant Secretary               Counsel/Assistant Secretary
----------------------------------------------------------------------------------------------------------------------------------
Thoedore T. Malone                        Vice President/IPI Wholesaler             None
----------------------------------------------------------------------------------------------------------------------------------
Debbie Marler                             Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------------
Gregory J. McMillan                       Vice President/National Accounts          None
----------------------------------------------------------------------------------------------------------------------------------
Nathan W. Medin                           Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------------
Scott L. Metzger                          Vice President/Business Development       None
----------------------------------------------------------------------------------------------------------------------------------
Roger J. Miller                           Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Name and Principal Business               Positions and Offices with                Positions and Offices with
Address*                                  Underwriter                               Registrant
----------------------------------------------------------------------------------------------------------------------------------
Christopher W. Moore                      Vice President/VA Wholesaler              None
----------------------------------------------------------------------------------------------------------------------------------
Andrew F. Morris                          Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------------
Patrick L. Murphy                         Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------------
Scott E. Naughton                         Vice President/IPI Wholesaler             None
----------------------------------------------------------------------------------------------------------------------------------
Julie Nusbaum                             Vice President/Wholesaler, Financial      None
                                          Institutions
----------------------------------------------------------------------------------------------------------------------------------
Julie A. Nye                              Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------------
Daniel J. O'Brien                         Vice President/Insurance Products         None
----------------------------------------------------------------------------------------------------------------------------------
David P. O'Connor                         Vice President/Associate General          Vice President/Associate General
                                          Counsel/Assistant Secretary               Counsel/Assistant Secretary
----------------------------------------------------------------------------------------------------------------------------------
Joseph T. Owczarek                        Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------------
Otis S. Page                              Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------------
Mary Ellen Pernice-Fadden                 Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------------
Mark A. Pletts                            Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------------
Philip G. Rickards                        Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------------
Laura E. Roman                            Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------------
Rovert A. Rosso                           Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------------
Linda D. Shulz                            Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------------
Gordan E. Searles                         Vice President/Client Services            None
----------------------------------------------------------------------------------------------------------------------------------
James R. Searles                          Vice President/VA Sales Manager           None
----------------------------------------------------------------------------------------------------------------------------------
Catherine A. Seklecki                     Vice President/Retirement Sales           None
----------------------------------------------------------------------------------------------------------------------------------
John C. Shalloe                           Vice President/Wrap Fee Wholesaler,       None
                                          Western Region
----------------------------------------------------------------------------------------------------------------------------------
Edward B. Sheridan                        Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------------
Robert E. Stansbury                       Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------------
Michael T. Taggart                        Vice President/Facilities and             None
                                          Administration Services
----------------------------------------------------------------------------------------------------------------------------------
Julia R. Vander-Els                       Vice President/Retirement Plan            None
                                          Communications
----------------------------------------------------------------------------------------------------------------------------------
Wayne W. Wagner                           Vice President/Wholesaler                 None
----------------------------------------------------------------------------------------------------------------------------------
John A. Wells                             Vice President/Marketing Technology       None
----------------------------------------------------------------------------------------------------------------------------------
Courtney S. West                          Vice President/Institutional Sales        None
----------------------------------------------------------------------------------------------------------------------------------
Andrew J. Wittaker                        Vice President/Wholesaler, Financial      None
                                          Institutions
----------------------------------------------------------------------------------------------------------------------------------
Theordore V. Wood                         Vice President/Technical Systems Officer  None
----------------------------------------------------------------------------------------------------------------------------------

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

          (c)  Inapplicable.

Item 28.           Location of Accounts and Records.

                   All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103, One Commerce Square, Philadelphia, PA 19103 or 90 South Seventh Street, Minneapolis, Minnesota 55402.

Item 29.           Management Services.  None.

Item 30.           Undertakings.  Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 15th day of July, 1999.

                                           VOYAGEUR MUTUAL FUNDS

                                               By   /s/David K. Downes
                                                    -------------------------
                                                    David K. Downes
                                           President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


      Signature                                                        Title                                              Date
-------------------------------                          -----------------------------------------                    --------------
/s/David K. Downes                                       President/Chief Executive Officer/                           July 15, 1999
-------------------------------                          Chief Operating Officer/Chief Financial
David K. Downes                                          Officer (Principal Executive Officer,
                                                         Principal Financial Officer and Principal
                                                         Accounting Officer) and Trustee

/s/Wayne A. Stork                                        Trustee                                                      July 15, 1999
-------------------------------
Wayne A. Stork

/s/Walter P. Babich                                      Trustee                                                      July 15, 1999
-------------------------------
Walter P. Babich

/s/ Anthony D. Knerr                                     Trustee                                                      July 15, 1999
-------------------------------
Anthony D. Knerr

/s/ Ann R. Leven                                         Trustee                                                      July 15, 1999
-------------------------------
Ann R. Leven

/s/Thomas F. Madison                                     Trustee                                                      July 15, 1999
-------------------------------
Thomas F. Madison

/s/Charles E. Peck                                       Trustee                                                      July 15, 1999
-------------------------------
Charles E. Peck

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A

















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


 Exhibit No.            Exhibit

 EX-99.A1               Agreement and Declaration of Trust

 EX-99.A2               Certificate of Trust

 EX-99.B                By-Laws

 EX-99.D1 Form of Investment Management Agreement (November 1999) between Delaware Management Company and the Registrant

 EX-99.I                Opinion of Counsel

 EX-99.O                Powers of Attorney